UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2017 – JUNE 30, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG Chicago Equity Partners Balanced Fund

Class N: MBEAX    | Class I: MBESX | Class Z: MBEYX

AMG Chicago Equity Partners Small Cap Value Fund

Class N: CESVX    | Class I: CESSX | Class Z: CESIX

AMG Managers Amundi Intermediate Government Fund

Class N: MGIDX    | Class I: MADIX | Class Z: MAMZX

AMG Managers Amundi Short Duration Government Fund

Class N: MGSDX    | Class I: MANIX | Class Z: MATZX

www.amgfunds.com	SAR009-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG Chicago Equity Partners Balanced Fund	5
AMG Chicago Equity Partners Small Cap Value Fund	14
AMG Managers Amundi Intermediate Government Fund	18
AMG Managers Amundi Short Duration Government Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	30

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	36
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	40
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	41
Detail of changes in assets for the past two periods

Financial Highlights	43
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	52
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	61

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning	Ending
	Expense	Account	Account	Expenses
	Ratio for	Value	Value	Paid During
Six Months Ended June 30, 2017	the Period	01/01/17	06/30/17	the Period*
AMG Chicago Equity Partners Balanced Fund Class N
Based on Actual Fund Return	1.09%	$1,000	$1,070	$5.59
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.46
Class I
Based on Actual Fund Return	0.94%	$1,000	$1,071	$4.83
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.71
Class Z
Based on Actual Fund Return	0.84%	$1,000	$1,072	$4.31
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
AMG Chicago Equity Partners Small Cap Value Fund
Class N
Based on Actual Fund Return	1.35%	$1,000	$984	$6.64
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.76
Class I
Based on Actual Fund Return	1.07%	$1,000	$985	$5.22
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,019	$5.31
Class Z
Based on Actual Fund Return	0.95%	$1,000	$985	$4.68
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76
AMG Managers Amundi Intermediate Government Fund
Class N
Based on Actual Fund Return	0.85%	$1,000	$1,011	$4.24
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.26
Class I**
Based on Actual Fund Return	0.68%	$1,000	$1,005	$2.32
Hypothetical (5% return before expenses)	0.68%	$1,000	$1,021	$3.41
Class Z**
Based on Actual Fund Return	0.68%	$1,000	$1,005	$2.32
Hypothetical (5% return before expenses)	0.68%	$1,000	$1,021	$3.41
AMG Managers Amundi Short Duration Government Fund
Class N
Based on Actual Fund Return	0.75%	$1,000	$1,002	$3.72
Hypothetical (5% return before expenses)	0.75%	$1,000	$1,021	$3.76
Class I**
Based on Actual Fund Return	0.56%	$1,000	$999	$1.90
Hypothetical (5% return before expenses)	0.56%	$1,000	$1,022	$2.81
Class Z**
Based on Actual Fund Return	0.56%	$1,000	$1,000	$1.90
Hypothetical (5% return before expenses)	0.56%	$1,000	$1,022	$2.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.
**	Commenced operations on February 27, 2017, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (124), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six	One	Five	Ten	Since	Inception
	Months*	Year	Years	Years	Inception	Date
AMG Chicago Equity Partners Balanced Fund[2,3,4,5,6,7]
Class N	7.02%	9.85%	8.80%	6.46%	7.85%	01/02/97
Class I	7.11%	10.01%	—	—	8.89%	11/30/12
Class Z	7.17%	10.12%	9.06%	6.73%	8.23%	01/02/97
60% Russell 1000® Index14/40% Bloomberg Barclays U.S. Aggregate Bond Index[15]	6.47%	10.44%	9.76%	6.80%	7.55%	01/02/97	†
Bloomberg Barclays U.S. Aggregate Bond Index[15]	2.27%	(0.31)%	2.21%	4.48%	5.29%	01/02/97	†
Russell 1000® Index[14]	9.27%	18.03%	14.67%	7.29%	8.16%	01/02/97	†
AMG Chicago Equity Partners Small Cap Value Fund[2,5,7,8,9,10]
Class N	(1.62)%	21.72%	—	—	7.28%	12/31/14
Class I	(1.47)%	22.21%	—	—	7.61%	12/31/14
Class Z	(1.48)%	22.21%	—	—	7.69%	12/31/14
Russell 2000® Value Index[16]	0.54%	24.86%	13.39%	5.92%	8.50%	12/31/14	†
AMG Managers Amundi Intermediate Government Fund[2,3,4,11,12,13]
Class N17	1.06%	(0.21)%	2.02%	4.35%	5.57%	03/31/92
Class I	—	—	—	—	0.54%	02/24/17
Class Z	—	—	—	—	0.45%	02/24/17
Bloomberg Barclays U.S. Aggregate Bond Index[15]	2.27%	(0.31)%	2.21%	4.48%	5.72%	03/31/92	†
Citigroup Mortgage Index[18]	1.36%	(0.08)%	1.97%	4.35%	5.58%	03/31/92	†
AMG Managers Amundi Short Duration Government Fund[2,3,4,11,12,13]
Class N17	0.20%	0.75%	0.51%	1.36%	3.37%	03/31/92
Class I	—	—	—	—	(0.13)%	02/24/17
Class Z	—	—	—	—	(0.03)%	02/24/17
BofA Merrill Lynch 6-Month U.S. Treasury Bill Index[19]	0.36%	0.62%	0.33%	0.94%	2.93%	03/31/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[7]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[8]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

Fund Performance (continued)

[10]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[11]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[12]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[13]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.
[14]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. Unlike the Fund, the Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.
[15]	The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[16]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.
[17]	Effective February 27, 2017, Class S of AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund were renamed Class N.
[18]	The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.
[19]	The BofA Merrill Lynch 6-Month T-Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch 6-Month T-Bill Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Index and Russell 2000® Value Index are registered trademarks of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Chicago Equity Partners Balanced Fund

Fund Snapshot (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Balanced Fund*
U.S. Government and Agency Obligations	30.5%
Information Technology	16.7%
Industrials	9.7%
Consumer Discretionary	9.4%
Health Care	9.2%
Financials	8.5%
Consumer Staples	5.1%
Real Estate	2.6%
Energy	2.4%
Materials	2.1%
Utilities	1.9%
Telecommunication Services	1.3%
Rights	0.0%#
Other Assets and Liabilities	0.6%

*	As a percentage of net assets.
#	Less than 0.05%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Bonds, 2.750%, 08/15/42**	2.5%
Apple, Inc.**	2.4
U.S. Treasury Notes, 2.250%, 11/15/24**	2.4
U.S. Treasury Notes, 1.375%, 08/31/20	1.7
Facebook, Inc., Class A**	1.7
Alphabet, Inc., Class A**	1.7
U.S. Treasury Notes, 1.875%, 11/30/21**	1.3
Microsoft Corp.**	1.3
FHLMC Gold Pool, 3.500%, 01/01/46**	1.3
Amazon.com, Inc.	1.1

Top Ten as a Group	17.4%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 64.5%
Consumer Discretionary - 9.4%
Amazon.com, Inc.*	2,170	$2,100,560
American Axle & Manufacturing Holdings, Inc.*	920	14,352
Asbury Automotive Group, Inc.*	540	30,537
Beazer Homes USA, Inc.*	2,100	28,812
Best Buy Co., Inc.	1,420	81,409
Big 5 Sporting Goods Corp.	1,970	25,708
Big Lots, Inc.[1]	1,205	58,202
Bloomin’ Brands, Inc.	3,240	68,785
BorgWarner, Inc.	4,950	209,682
Bridgepoint Education, Inc.*	1,730	25,535
Burlington Stores, Inc.*	6,940	638,411
Callaway Golf Co.	980	12,524
Career Education Corp.*	1,350	12,960
CarMax, Inc.*	3,480	219,449
CBS Corp., Class B	18,040	1,150,591
The Children’s Place, Inc.[1]	390	39,819
Choice Hotels International, Inc.	4,700	301,975
Coach, Inc.	8,890	420,853
Comcast Corp., Class A	51,440	2,002,045
Cooper-Standard Holdings, Inc.*	110	11,096
Darden Restaurants, Inc.	680	61,499
Dave & Buster’s Entertainment, Inc.*	250	16,628
Domino’s Pizza, Inc.	3,570	755,162
Dunkin’ Brands Group, Inc.[1]	3,890	214,417
Grand Canyon Education, Inc.*	115	9,017
Hasbro, Inc.	4,180	466,112
The Home Depot, Inc.	8,710	1,336,114
The Interpublic Group of Cos., Inc.	5,240	128,904
Intrawest Resorts Holdings, Inc.*	805	19,111
Johnson Outdoors, Inc., Class A	600	28,926
KB Home	910	21,813
La-Z-Boy, Inc.	290	9,425
Liberty Interactive Corp. QVC Group, Class A*	4,010	98,405
M/I Homes, Inc.*	1,160	33,118
Malibu Boats, Inc., Class A*	2,100	54,327
Marriott International, Inc., Class A	2,390	239,741
Marriott Vacations Worldwide Corp.	260	30,615
MCBC Holdings, Inc.*	1,780	34,799
McDonald’s Corp.	2,480	379,837
MSG Networks, Inc., Class A*	1,210	27,164
Netflix, Inc.*	3,680	549,829
Nutrisystem, Inc.	1,110	57,776
Office Depot, Inc.	5,480	30,907
Omnicom Group, Inc.	2,300	190,670

	Shares	Value
Perry Ellis International, Inc.*	640	$12,454
Pinnacle Entertainment, Inc.*	2,070	40,903
Pool Corp.	6,610	777,138
Ralph Lauren Corp.	450	33,210
Ross Stores, Inc.	10,380	599,237
Select Comfort Corp.*	625	22,181
Service Corp. International	11,790	394,376
Sinclair Broadcast Group, Inc., Class A	280	9,212
Sirius XM Holdings, Inc.[1]	20,880	114,214
Target Corp.	5,155	269,555
Taylor Morrison Home Corp., Class A*	1,920	46,099
Tenneco, Inc.	1,030	59,565
Time Warner, Inc.	1,520	152,623
Tupperware Brands Corp.	12,250	860,318
Ulta Beauty, Inc.*	2,420	695,363
VF Corp.	2,590	149,184
Visteon Corp.*	4,790	488,867
The Walt Disney Co.	1,075	114,219
Wayfair, Inc., Class A*	1,610	123,777
Wolverine World Wide, Inc.	1,170	32,772
Total Consumer Discretionary		17,242,888
Consumer Staples - 5.1%
Altria Group, Inc.	7,625	567,834
Archer-Daniels-Midland Co.	6,280	259,866
Blue Buffalo Pet Products, Inc.*	5,120	116,787
Brown-Forman Corp., Class B	3,100	150,660
Campbell Soup Co.	3,100	161,665
Central Garden and Pet Co., Class A*	590	17,712
Church & Dwight Co., Inc.	6,670	346,040
The Coca-Cola Co.	8,560	383,916
Colgate-Palmolive Co.	1,220	90,439
ConAgra Brands, Inc.	18,190	650,474
Constellation Brands, Inc., Class A	4,400	852,412
CVS Health Corp.	2,270	182,644
Dean Foods Co.	685	11,645
Energizer Holdings, Inc.	13,360	641,547
Ingredion, Inc.	3,960	472,072
The JM Smucker Co.	2,400	283,992
John B Sanfilippo & Son, Inc.	480	30,293
Lamb Weston Holdings, Inc.	6,507	286,568
Limoneira Co.	485	11,461
Medifast, Inc.	400	16,588
National Beverage Corp.[1]	415	38,827
Nu Skin Enterprises, Inc., Class A	1,010	63,468
PepsiCo, Inc.	5,380	621,336
Performance Food Group Co.*	420	11,508

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.1% (continued)
Philip Morris International, Inc.	9,550	$1,121,648
Pilgrim’s Pride Corp.*	6,140	134,589
The Procter & Gamble Co.	11,340	988,281
Reynolds American, Inc.	1,140	74,146
Sanderson Farms, Inc.	50	5,782
Sysco Corp.	2,740	137,904
Universal Corp.	450	29,115
Walgreens Boots Alliance, Inc.	2,010	157,403
Wal-Mart Stores, Inc.	6,090	460,891
Total Consumer Staples		9,379,513
Energy - 2.4%
Anadarko Petroleum Corp.	2,020	91,587
Apache Corp.	3,150	150,980
Baker Hughes, Inc.	2,810	153,173
Cabot Oil & Gas Corp.	4,870	122,140
Chevron Corp.	7,145	745,438
Cimarex Energy Co.	1,560	146,656
ConocoPhillips	3,840	168,806
CONSOL Energy, Inc.*,1	25,770	385,004
Delek US Holdings, Inc.[1]	1,980	52,351
Devon Energy Corp.	6,790	217,076
Diamondback Energy, Inc.*	1,010	89,698
Ensco PLC, Class A1	1,770	9,133
EOG Resources, Inc.	1,635	148,000
EQT Corp.	780	45,700
Evolution Petroleum Corp.	1,840	14,904
Exterran Corp.*	330	8,811
Exxon Mobil Corp.	11,095	895,699
Green Plains, Inc.	550	11,302
McDermott International, Inc.*	5,520	39,578
Nabors Industries, Ltd.	9,530	77,574
National Oilwell Varco, Inc.	3,300	108,702
Newpark Resources, Inc.*	4,670	34,324
Noble Corp. PLC[1]	16,620	60,164
Noble Energy, Inc.	2,720	76,976
Occidental Petroleum Corp.	1,730	103,575
Oceaneering International, Inc.	3,610	82,452
ONEOK, Inc.	1,330	69,373
Parsley Energy, Inc., Class A*	4,110	114,052
Renewable Energy Group, Inc.*	2,150	27,842
RPC, Inc.[1]	4,730	95,593
Valero Energy Corp.	1,510	101,865
W&T Offshore, Inc.*	11,170	21,893
Total Energy		4,470,421

	Shares	Value
Financials - 6.9%
Aflac, Inc.	1,350	$104,868
The Allstate Corp.	5,160	456,350
American Financial Group, Inc.	640	63,597
Ameriprise Financial, Inc.	1,750	222,757
Anworth Mortgage Asset Corp., REIT	3,750	22,538
ARMOUR Residential REIT, Inc., REIT[1]	3,210	80,250
Aspen Insurance Holdings, Ltd.	3,540	176,469
Associated Banc-Corp.	7,100	178,920
Assurant, Inc.	2,230	231,229
Assured Guaranty, Ltd.	6,240	260,458
BancFirst Corp.	150	14,490
Bank of America Corp.	38,560	935,466
The Bank of NT Butterfield & Son, Ltd.	1,310	44,671
Berkshire Hathaway, Inc., Class B*	2,850	482,704
BGC Partners, Inc., Class A	890	11,250
Cathay General Bancorp	480	18,216
CBOE Holdings, Inc.	3,240	296,136
Citizens Financial Group, Inc.	6,470	230,850
City Holding Co.	160	10,539
CME Group, Inc.	675	84,537
Comerica, Inc.	1,760	128,902
Commerce Bancshares, Inc.	3,851	218,852
Cullen/Frost Bankers, Inc.	800	75,128
Discover Financial Services	2,980	185,326
Eaton Vance Corp.	6,620	313,258
Enova International, Inc.*	2,225	33,041
Erie Indemnity Co., Class A	1,020	127,571
Evercore Partners, Inc., Class A	1,380	97,290
FB Financial Corp.*	330	11,943
Federal Agricultural Mortgage Corp., Class C	300	19,410
Fifth Third Bancorp	7,060	183,278
First Connecticut Bancorp, Inc.	370	9,490
First Financial Bancorp	450	12,465
First Merchants Corp.	540	21,676
Franklin Resources, Inc.	4,030	180,504
Fulton Financial Corp.	3,290	62,510
The Goldman Sachs Group, Inc.	610	135,359
Green Bancorp, Inc.*	500	9,700
Hancock Holding Co.	2,425	118,825
Home Bancorp, Inc.	425	18,071
Independent Bank Corp.	700	15,225
Invesco, Ltd.	4,150	146,038
JPMorgan Chase & Co.	11,208	1,024,411
Lincoln National Corp.	4,100	277,078

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 6.9% (continued)
LPL Financial Holdings, Inc.	10,950	$464,937
MarketAxess Holdings, Inc.	1,580	317,738
MFA Financial, Inc., REIT	11,270	94,555
MGIC Investment Corp.*	4,680	52,416
Navient Corp.	4,600	76,590
Northern Trust Corp.	6,760	657,140
Old Second Bancorp, Inc.	370	4,274
Preferred Bank	1,280	68,442
Primerica, Inc.	165	12,499
Principal Financial Group, Inc.	1,110	71,118
The Progressive Corp.	14,580	642,832
Prudential Financial, Inc.	1,770	191,408
QCR Holdings, Inc.	150	7,110
Regions Financial Corp.	12,230	179,047
S&P Global, Inc.	3,020	440,890
Sandy Spring Bancorp, Inc.	465	18,907
Selective Insurance Group, Inc.	190	9,510
ServisFirst Bancshares, Inc.	1,960	72,304
SunTrust Banks, Inc.	5,715	324,155
T. Rowe Price Group, Inc.	950	70,500
TD Ameritrade Holding Corp.	3,270	140,577
Third Point Reinsurance, Ltd.*	5,715	79,438
Torchmark Corp.	1,480	113,220
The Travelers Cos., Inc.	665	84,142
UMB Financial Corp.	1,230	92,078
Universal Insurance Holdings, Inc.[1]	3,445	86,814
US Bancorp	6,565	340,855
Valley National Bancorp	6,750	79,718
Walker & Dunlop, Inc.*	1,810	88,382
Wells Fargo & Co.	4,770	264,306
White Mountains Insurance Group, Ltd.	110	95,549
Wintrust Financial Corp.	440	33,634
Total Financials		12,626,731
Health Care - 9.2%
AbbVie, Inc.	8,290	601,108
Aetna, Inc.	985	149,553
Agenus, Inc.*,1	1,550	6,060
Align Technology, Inc.*	4,330	650,020
Allergan PLC	2,550	619,880
AmerisourceBergen Corp.	2,740	259,012
Amgen, Inc.	5,280	909,374
ANI Pharmaceuticals, Inc.*	240	11,232
Array BioPharma, Inc.*	3,675	30,760
Baxter International, Inc.	26,248	1,589,054
BioSpecifics Technologies Corp.*	520	25,745

	Shares	Value
Bioverativ, Inc.*	3,250	$195,552
Bristol-Myers Squibb Co.	2,980	166,046
Calithera Biosciences, Inc.*	715	10,618
Cardinal Health, Inc.	750	58,440
Cardiovascular Systems, Inc.*	440	14,181
Catalent, Inc.*	1,800	63,180
Celgene Corp.*	8,780	1,140,259
Chemed Corp.	300	61,359
Cigna Corp.	790	132,238
Clovis Oncology, Inc.*	570	53,369
Corcept Therapeutics, Inc.*,1	1,785	21,063
CR Bard, Inc.	440	139,088
Exelixis, Inc.*	11,920	293,590
Express Scripts Holding Co.*	8,640	551,578
Gilead Sciences, Inc.	840	59,455
Halozyme Therapeutics, Inc.*,1	6,145	78,779
Halyard Health, Inc.*	260	10,213
Hill-Rom Holdings, Inc.	1,620	128,968
Humana, Inc.	1,570	377,773
IDEXX Laboratories, Inc.*	4,390	708,634
ImmunoGen, Inc.*,1	5,130	36,474
Immunomedics, Inc.*	2,850	25,166
INC Research Holdings, Inc., Class A*	210	12,285
Innoviva, Inc.*,1	5,670	72,576
Intuitive Surgical, Inc.*	270	252,550
Ionis Pharmaceuticals, Inc.*,1	5,970	303,694
Ironwood Pharmaceuticals, Inc.*,1	1,595	30,114
Johnson & Johnson	6,875	909,494
Keryx Biopharmaceuticals, Inc.*,1	7,040	50,899
LHC Group, Inc.*	220	14,936
Magellan Health, Inc.*	445	32,440
Masimo Corp.*	925	84,342
McKesson Corp.	690	113,533
Merck & Co., Inc.	15,535	995,638
Mettler-Toledo International, Inc.*	200	117,708
Molina Healthcare, Inc.*,1	830	57,419
Novavax, Inc.*	12,305	14,151
Omeros Corp.*	645	12,839
OraSure Technologies, Inc.*	1,740	30,032
Owens & Minor, Inc.	300	9,657
Perrigo Co. PLC	1,220	92,134
Pfizer, Inc.	3,367	113,098
PRA Health Sciences, Inc.*	130	9,751
PTC Therapeutics, Inc.*,1	600	10,998
Quest Diagnostics, Inc.	890	98,932
Quidel Corp.*	2,410	65,407

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 9.2% (continued)
Quintiles IMS Holdings, Inc.*	2,870	$256,865
Tivity Health, Inc.*	665	26,500
United Therapeutics Corp.*	1,370	177,730
UnitedHealth Group, Inc.	6,680	1,238,606
Varian Medical Systems, Inc.*	4,370	450,940
Veeva Systems, Inc., Class A*	6,780	415,682
Vertex Pharmaceuticals, Inc.*	1,250	161,088
WellCare Health Plans, Inc.*	4,465	801,735
West Pharmaceutical Services, Inc.	1,770	167,300
Zoetis, Inc.	9,210	574,520
Total Health Care		16,953,414
Industrials - 7.9%
3M Co.	5,220	1,086,752
AAR Corp.	730	25,375
ACCO Brands Corp.*	1,635	19,048
Alamo Group, Inc.	360	32,692
Applied Industrial Technologies, Inc.	830	49,012
Argan, Inc.	490	29,400
Blue Bird Corp.*	1,150	19,550
Brady Corp., Class A	650	22,035
The Brink’s Co.	675	45,225
CAI International, Inc.*	730	17,228
Caterpillar, Inc.	2,440	262,202
Cintas Corp.	2,740	345,350
Copa Holdings, S.A., Class A	950	111,150
Copart, Inc.*	7,360	233,974
Costamare, Inc.	1,560	11,404
CSX Corp.	7,140	389,558
Cummins, Inc.	1,530	248,197
Deere & Co.	2,220	274,370
DXP Enterprises, Inc.*	365	12,592
Emerson Electric Co.	5,160	307,639
Ennis, Inc.	1,245	23,780
Esterline Technologies Corp.*	305	28,914
GATX Corp.[1]	3,650	234,586
General Electric Co.	3,280	88,593
The Greenbrier Cos., Inc.[1]	475	21,969
Harsco Corp.*	2,530	40,733
Hawaiian Holdings, Inc.*	1,540	72,303
HEICO Corp.	6,237	448,066
Hillenbrand, Inc.	1,970	71,117
Illinois Tool Works, Inc.	5,660	810,795
Insperity, Inc.	690	48,990
Jacobs Engineering Group, Inc.	1,800	97,902
Kelly Services, Inc.	1,430	32,104

	Shares	Value
Kennametal, Inc.	3,190	$119,370
Landstar System, Inc.	5,530	473,368
MasTec, Inc.*	1,495	67,499
Moog, Inc., Class A*	290	20,799
MRC Global, Inc.*	3,595	59,389
Nordson Corp.	4,960	601,747
Northrop Grumman Corp.	1,730	444,108
Oshkosh Corp.	980	67,502
Parker Hannifin Corp.	990	158,222
Primoris Services Corp.	1,060	26,436
Quad/Graphics, Inc.	1,750	40,110
Quanta Services, Inc.*	8,240	271,261
Rockwell Automation, Inc.	8,415	1,362,893
Rockwell Collins, Inc.	3,810	400,355
Roper Technologies, Inc.	640	148,179
Rush Enterprises, Inc., Class A*	900	33,462
Southwest Airlines Co.	8,910	553,667
Spirit AeroSystems Holdings, Inc., Class A	1,920	111,245
The Toro Co.	770	53,353
TransUnion*	20,940	906,911
Trex Co., Inc.*	155	10,487
Triton International, Ltd/Bermuda	1,265	42,302
Tutor Perini Corp.*	1,590	45,712
Union Pacific Corp.	6,860	747,123
United Continental Holdings, Inc.*	1,230	92,558
United Rentals, Inc.*	2,140	241,199
United Technologies Corp.	2,580	315,044
Valmont Industries, Inc.	690	103,224
Vectrus, Inc.*	1,535	49,611
Wabash National Corp.[1]	4,100	90,118
Waste Management, Inc.	15,040	1,103,184
WW Grainger, Inc.	1,020	184,141
Total Industrials		14,507,184
Information Technology - 16.7%
3D Systems Corp.*,1	620	11,594
Activision Blizzard, Inc.	3,160	181,921
Adobe Systems, Inc.*	2,790	394,618
Advanced Energy Industries, Inc.*	330	21,348
Advanced Micro Devices, Inc.*	11,890	148,387
Alpha & Omega Semiconductor, Ltd.*	830	13,836
Alphabet, Inc., Class A*	3,285	3,053,999
Appfolio, Inc., Class A*	585	19,071
Apple, Inc.	31,100	4,479,022
Applied Optoelectronics, Inc.*,1	620	38,310
Arista Networks, Inc.*	5,380	805,870
Aspen Technology, Inc.*	530	29,288

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.7% (continued)
Autodesk, Inc.*	560	$56,459
Bel Fuse, Inc., Class B	350	8,645
Black Knight Financial Services, Inc., Class A*,1	1,820	74,529
Blucora, Inc.*	2,010	42,612
Broadcom, Ltd.	880	205,084
CACI International, Inc., Class A*	140	17,507
Care.com, Inc.*	1,545	23,330
CDK Global, Inc.	9,530	591,432
CDW Corp.	18,310	1,144,924
Cirrus Logic, Inc.*	450	28,224
Cisco Systems, Inc.	8,290	259,477
Coherent, Inc.*	1,860	418,481
Cohu, Inc.	1,220	19,203
CommVault Systems, Inc.*	555	31,330
CoreLogic, Inc.*	5,770	250,303
Corning, Inc.	6,310	189,616
Cree, Inc.*	5,665	139,642
DST Systems, Inc.	1,900	117,230
Electronic Arts, Inc.*	2,455	259,543
EMCORE Corp.	1,935	20,608
ePlus, Inc.*	1,340	99,294
Extreme Networks, Inc.*	2,200	20,284
Facebook, Inc., Class A*	21,080	3,182,658
Fair Isaac Corp.	720	100,375
First Data Corp.*	6,910	125,762
Fiserv, Inc.*	1,410	172,499
Fortinet, Inc.*	22,450	840,528
Hewlett Packard Enterprise Co.	4,740	78,637
HP, Inc.	25,710	449,411
HubSpot, Inc.*,1	170	11,178
InterDigital, Inc.	135	10,436
IPG Photonics Corp.*	920	133,492
Itron, Inc.*	340	23,035
KVH Industries, Inc.*	1,000	9,500
Leidos Holdings, Inc.	13,110	677,656
Limelight Networks, Inc.*	3,600	10,404
LogMeln, Inc.	1,525	159,363
Lumentum Holdings, Inc.*,1	200	11,410
Maxim Integrated Products, Inc.	9,960	447,204
Microsemi Corp.*	1,010	47,268
Microsoft Corp.	35,595	2,453,563
NCR Corp.*	18,400	751,456
NVIDIA Corp.	2,940	425,006
Pegasystems, Inc.	160	9,336
Progress Software Corp.	855	26,411

	Shares	Value
Red Hat, Inc.*	880	$84,260
RingCentral, Inc., Class A*	2,345	85,710
Sanmina Corp.*	1,290	49,149
Science Applications International Corp.	145	10,066
ServiceNow, Inc.*	4,410	467,460
Skyworks Solutions, Inc.	5,680	544,996
Square, Inc., Class A*	31,760	745,090
Super Micro Computer, Inc.*	505	12,448
Symantec Corp.	30,600	864,450
Synopsys, Inc.*	6,220	453,625
Take-Two Interactive Software, Inc.*	750	55,035
Tech Data Corp.*	775	78,275
Teradata Corp.*,1	4,060	119,729
Texas Instruments, Inc.	13,410	1,031,631
TTM Technologies, Inc.*	2,170	37,671
Ultra Clean Holdings, Inc.*	865	16,219
Vantiv, Inc., Class A*	1,740	110,212
Varonis Systems, Inc.*	2,035	75,702
Viavi Solutions, Inc.*	38,480	405,194
Visa, Inc., Class A	8,430	790,565
Vishay Intertechnology, Inc.[1]	1,130	18,758
VMware, Inc., Class A*	650	56,830
Western Digital Corp.	5,990	530,714
Workday, Inc., Class A*	2,540	246,380
Xilinx, Inc.	1,650	106,128
Zebra Technologies Corp., Class A*	2,720	273,414
Zix Corp.*	1,620	9,218
Total Information Technology		30,650,538
Materials - 2.1%
Air Products & Chemicals, Inc.	980	140,199
AK Steel Holding Corp.*	4,455	29,269
Berry Global Group, Inc.*	12,610	718,896
Cabot Corp.	6,980	372,941
Century Aluminum Co.*,1	1,190	18,540
The Chemours Co.	735	27,871
Cliffs Natural Resources, Inc.*	8,550	59,166
The Dow Chemical Co.	5,840	368,329
E.I. du Pont de Nemours & Co.	6,500	524,615
Eagle Materials, Inc.	1,720	158,962
Freeport-McMoRan, Inc.*	12,270	147,363
Greif, Inc., Class A	730	40,719
Huntsman Corp.	1,970	50,905
Kronos Worldwide, Inc.	600	10,932
Louisiana-Pacific Corp.*	465	11,211
Newmarket Corp.	200	92,096
Newmont Mining Corp.	2,730	88,425

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.1% (continued)
Packaging Corp. of America	3,440	$383,182
Rayonier Advanced Materials, Inc.[1]	2,945	46,295
The Sherwin-Williams Co.	1,460	512,402
Trinseo, S.A.	1,335	91,714
United States Steel Corp.	1,500	33,210
Total Materials		3,927,242
Real Estate - 2.6%
Alexandria Real Estate Equities, Inc., REIT	760	91,557
American Tower Corp., REIT	9,360	1,238,515
Ashford Hospitality Trust, Inc., REIT	2,940	17,875
Boston Properties, Inc., REIT	1,280	157,466
Care Capital Properties, Inc., REIT	21,750	580,725
CBL & Associates Properties, Inc., REIT[1]	4,540	38,272
Columbia Property Trust, Inc., REIT	6,030	134,951
Corporate Office Properties Trust, REIT	4,180	146,425
DDR Corp., REIT	23,260	210,968
DiamondRock Hospitality Co.	6,965	76,267
Digital Realty Trust, Inc., REIT	3,200	361,440
Equity Residential, REIT	5,310	349,557
Ferroglobe PLC	2,510	29,994
The Geo Group, Inc., REIT	440	13,011
Gladstone Commercial Corp., REIT	720	15,689
Hersha Hospitality Trust, REIT	4,400	81,444
HFF, Inc., Class A	2,150	74,756
iStar, Inc., REIT*	5,340	64,294
Lexington Realty Trust, REIT	5,800	57,478
The Macerich Co., REIT	1,740	101,024
Piedmont Office Realty Trust, Inc., Class A, REIT	13,300	280,364
PS Business Parks, Inc., REIT	600	79,434
Realty Income Corp., REIT[1]	740	40,833
SBA Communications Corp., REIT*	2,190	295,431
Senior Housing Properties Trust, REIT	3,500	71,540
Spirit Realty Capital, Inc., REIT	16,000	118,560
Sunstone Hotel Investors, Inc., REIT	2,251	36,281
Tanger Factory Outlet Centers, Inc., REIT	2,120	55,078
Total Real Estate		4,819,229
Telecommunication Services - 0.8%
AT&T, Inc.	13,380	504,827
Sprint Corp.*	8,280	67,979
T-Mobile US, Inc.*	1,960	118,815
Verizon Communications, Inc.	6,550	292,523
Zayo Group Holdings, Inc.*	16,920	522,828
Total Telecommunication Services		1,506,972
Utilities - 1.4%
American States Water Co.	810	38,402

	Shares	Value
American Water Works Co., Inc.	3,905	$304,395
Atmos Energy Corp.	5,010	415,580
CenterPoint Energy, Inc.	8,355	228,760
Chesapeake Utilities Corp.	200	14,990
Connecticut Water Service, Inc.	135	7,494
Consolidated Edison, Inc.	2,240	181,037
Eversource Energy	1,770	107,457
IDACORP, Inc.	230	19,630
Middlesex Water Co.	225	8,910
New Jersey Resources Corp.	1,100	43,670
OGE Energy Corp.	4,240	147,510
ONE Gas, Inc.	40	2,792
Ormat Technologies, Inc.	955	56,039
Otter Tail Corp.	520	20,592
Pinnacle West Capital Corp.	2,640	224,822
PPL Corp.	8,570	331,316
SJW Group	200	9,836
Unitil Corp.	280	13,527
Vectren Corp.	4,995	291,908
WGL Holdings, Inc.	190	15,852
Xcel Energy, Inc.	2,650	121,582
Total Utilities		2,606,101
Total Common Stocks (cost $103,437,908)		118,690,233
Rights - 0.0%#
DYAX Corp. (Healthcare)*,12 (cost $0)	670	7

	Principal
	Amount
Corporate Bonds and Notes - 4.4%
Energy - 0.0%#
Exxon Mobil Corp., 1.708%, 03/01/19	$95,000	95,231
Financials - 1.6%
American Express Credit Corp., MTN, 2.250%, 05/05/21	160,000	159,840
Bank of America Corp., MTN, 2.503%, 10/21/22	270,000	266,877
Bank of Montreal, MTN, 2.100%, 12/12/19	185,000	185,460
The Goldman Sachs Group, Inc., 2.350%, 11/15/21	320,000	316,019
JPMorgan Chase & Co., MTN, 2.295%, 08/15/21	330,000	328,272
Morgan Stanley, MTN, 2.625%, 11/17/21	295,000	294,746
The Toronto-Dominion Bank, MTN, 2.250%, 11/05/19	70,000	70,543

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 1.6% (continued)
US Bancorp, MTN, 2.200%, 04/25/19	$175,000	$176,502
Visa, Inc., 2.200%, 12/14/20	220,000	221,947
Wells Fargo & Co.,
2.500%, 03/04/21	545,000	547,171
MTN, 1.400%, 09/08/17	305,000	305,027
Total Financials		2,872,404
Industrials - 1.8%
3M Co., MTN, 2.000%, 06/26/22	130,000	129,217
Altria Group, Inc., 2.625%, 01/14/20	200,000	203,172
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	65,000	69,126
Cisco Systems, Inc., 1.400%, 02/28/18	200,000	200,049
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	105,000	105,314
Dr. Pepper Snapple Group, Inc., 3.130%, 12/15/23	120,000	122,020
Ford Motor Co., 4.346%, 12/08/26	120,000	123,766
General Electric Co.,
5.250%, 12/06/17	340,000	345,605
MTN, Series A, 6.750%, 03/15/32	45,000	61,774
The Home Depot, Inc., 2.250%, 09/10/18	210,000	211,793
Johnson & Johnson, 5.150%, 07/15/18	90,000	93,363
Lockheed Martin Corp., 1.850%, 11/23/18	70,000	70,140
McDonald’s Corp.,
MTN, 5.350%, 03/01/18	195,000	199,863
MTN, 6.300%, 10/15/37	80,000	104,440
PepsiCo, Inc., Series 1, 1.000%, 10/13/17	135,000	134,861
Pfizer, Inc., 1.700%, 12/15/19	230,000	230,448
Tyson Foods, Inc., 2.650%, 08/15/19	200,000	202,621
Union Pacific Corp., 3.646%, 02/15/24	155,000	164,051
United Parcel Service, Inc., 6.200%, 01/15/38	120,000	163,635
Wal-Mart Stores, Inc., 6.500%, 08/15/37	245,000	345,751
Total Industrials		3,281,009
Telecommunication Services - 0.5%
AT&T, Inc., 5.200%, 03/15/20	345,000	370,948
Cisco Systems, Inc., 2.200%, 02/28/21	160,000	160,949
Verizon Communications, Inc., 2.946%, 03/15/22(a)	396,000	399,186
Total Telecommunication Services		931,083
Utilities - 0.5%
BP Capital Markets PLC, 1.676%, 05/03/19	225,000	224,303

	Principal Amount	Value
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	$105,000	$146,596
Dominion Energy, Inc., 4.450%, 03/15/21	75,000	80,285
Georgia Power Co., 5.400%, 06/01/40	65,000	76,087
PacifiCorp, 6.000%, 01/15/39	85,000	110,593
Shell International Finance BV, 1.875%, 05/10/21	130,000	128,477
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	100,000	105,008
Total Utilities		871,349
Total Corporate Bonds and Notes (cost $7,962,607)		8,051,076
U.S. Government and Agency Obligations - 30.5%
Federal Home Loan Mortgage Corporation - 9.6%
FHLMC,
1.375%, 05/01/20	165,000	163,971
2.375%, 01/13/22	105,000	107,273
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,411,695	1,394,120
3.000%, 01/01/29 to 09/01/46	4,491,562	4,529,716
3.500%, 03/01/42 to 03/01/46	5,274,906	5,425,904
4.000%, 03/01/44 to 11/01/45	3,862,139	4,066,740
4.500%, 02/01/39 to 04/01/44	997,016	1,069,984
5.000%, 07/01/35 to 07/01/41	800,628	876,844
5.500%, 04/01/38 to 01/01/39	47,748	53,389
Total Federal Home Loan Mortgage Corporation		17,687,941
Federal National Mortgage Association - 2.9%
FNMA,
1.000%, 10/24/19	350,000	346,240
1.375%, 10/07/21 [1]	170,000	167,036
1.875%, 02/19/19	440,000	443,479
2.000%, 01/01/30	60,557	59,309
2.500%, 04/01/28 to 05/01/43	1,157,295	1,128,086
2.625%, 09/06/24	305,000	313,226
3.000%, 03/01/42 to 08/01/43	612,448	615,169
3.500%, 11/01/25 to 04/01/42	333,055	345,483
4.000%, 12/01/21 to 11/01/44	359,117	378,556
4.500%, 06/01/39 to 09/01/43	824,593	889,623
5.000%, 09/01/33 to 10/01/41	348,627	381,621

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 2.9% (continued)
5.500%, 02/01/35 to 05/01/39	$168,271	$187,950
Total Federal National Mortgage Association		5,255,778
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds,
2.750%, 08/15/42	4,600,000	4,551,033
3.000%, 11/15/45	1,405,000	1,447,424
3.125%, 11/15/41	245,000	259,504
U.S. Treasury Notes,
0.875%, 07/31/19	815,000	806,468
1.000%, 09/30/19 to 11/30/19	1,445,000	1,430,870
1.125%, 07/31/21	1,200,000	1,169,789
1.375%, 05/31/20 to 08/31/20	5,190,000	5,158,664
1.500%, 01/31/22	1,765,000	1,738,525
1.625%, 07/31/20 to 05/15/26	1,755,000	1,695,198
1.750%, 05/15/22 to 06/30/22	1,515,000	1,506,354
1.875%, 11/30/21	2,460,000	2,466,775
2.000%, 02/15/25	705,000	695,471
2.250%, 11/15/24 to 02/15/27	6,265,000	6,289,498
2.500%, 08/15/23 to 05/15/24	3,825,000	3,923,117
Total U.S. Treasury Obligations		33,138,690
Total U.S. Government and Agency Obligations (cost $56,674,711)		56,082,409
Short-Term Investments - 1.8%
Repurchase Agreements - 1.0%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $36,082 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $36,800)	36,079	36,079

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $756,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $771,060)	$755,941	$755,941
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $43,921 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $44,795)	43,917	43,917
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $21,572 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $22,002)	21,570	21,570
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $1,000,108 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,019,997)	1,000,000	1,000,000
Total Repurchase Agreements		1,857,507

	Shares
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	1,427,035	1,427,035
Total Short-Term Investments (cost $3,284,542)		3,284,542
Total Investments - 101.2% (cost $171,359,768)		186,108,267
Other Assets, less Liabilities - (1.2)%		(2,182,850)
Net Assets - 100.0%		$183,925,417

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Fund Snapshot (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Small Cap Value Fund*	Russell 2000® Value Index
Financials	32.9%	30.6%
Industrials	15.3%	11.7%
Real Estate	9.6%	11.6%
Consumer Discretionary	9.4%	10.6%
Information Technology	9.1%	9.5%
Utilities	6.9%	6.7%
Health Care	5.4%	5.6%
Materials	4.9%	4.1%
Energy	3.9%	6.1%
Consumer Staples	2.9%	2.8%
Telecommunication Services	0.3%	0.7%
Other Assets and Liabilities	(0.6)%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Hancock Holding Co.**	1.9%
Walker & Dunlop, Inc.	1.8
Universal Insurance Holdings, Inc.**	1.6
UMB Financial Corp.**	1.6
Valley National Bancorp	1.5
ARMOUR Residential REIT, Inc., REIT	1.5
Wabash National Corp.	1.4
Wintrust Financial Corp.	1.4
MGIC Investment Corp.	1.4
DiamondRock Hospitality Co., REIT	1.4

Top Ten as a Group	15.5%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 100.6%
Consumer Discretionary - 9.4%
Beazer Homes USA, Inc.*	1,030	$14,132
Big 5 Sporting Goods Corp.	2,640	34,452
Bridgepoint Education, Inc.*	1,360	20,074
Callaway Golf Co.	590	7,540
Career Education Corp.*	955	9,168
Chico’s FAS, Inc.	710	6,688
Cooper-Standard Holdings, Inc.*	240	24,209
Dana, Inc.	135	3,015
Flexsteel Industries, Inc.	270	14,610
Group 1 Automotive, Inc.	150	9,498
Johnson Outdoors, Inc., Class A	770	37,122
KB Home[1]	320	7,670
M/I Homes, Inc.*	1,210	34,546
Marriott Vacations Worldwide Corp.	280	32,970
Meredith Corp.[1]	410	24,374
MSG Networks, Inc., Class A*	760	17,062
Office Depot, Inc.	7,510	42,356
Perry Ellis International, Inc.*	50	973
Pinnacle Entertainment, Inc.*	1,500	29,640
Sonic Automotive, Inc., Class A	1,425	27,716
TopBuild Corp.*	530	28,127
Tower International, Inc.	430	9,654
Townsquare Media, Inc.*	200	2,048
Wolverine World Wide, Inc.	810	22,688
Total Consumer Discretionary		460,332
Consumer Staples - 2.9%
Central Garden and Pet Co., Class A*	795	23,866
Dean Foods Co.	660	11,220
Ingles Markets, Inc., Class A	10	333
John B Sanfilippo & Son, Inc.	340	21,457
Sanderson Farms, Inc.	307	35,505
SpartanNash Co.	525	13,629
Universal Corp.	350	22,645
Village Super Market, Inc., Class A	535	13,867
Total Consumer Staples		142,522
Energy - 3.9%
Delek US Holdings, Inc.[1]	1,425	37,677
Ensco PLC, Class A1	300	1,548
Exterran Corp.*	620	16,554
McDermott International, Inc.*	6,875	49,294
Newpark Resources, Inc.*	1,190	8,746
Renewable Energy Group, Inc.*	1,800	23,310

	Shares	Value
Sanchez Energy Corp.*	3,940	$28,289
Unit Corp.*	500	9,365
W&T Offshore, Inc.*	9,185	18,003
Total Energy		192,786
Financials - 32.9%
1st Source Corp.	210	10,067
American Equity Investment Life Holding Co.	1,605	42,179
Anworth Mortgage Asset Corp., REIT	4,200	25,242
Apollo Commercial Real Estate Finance, Inc., REIT	3	56
ARMOUR Residential REIT, Inc., REIT[1]	2,900	72,500
BancFirst Corp.	245	23,667
The Bank of NT Butterfield & Son, Ltd.	975	33,248
Cathay General Bancorp	635	24,098
CenterState Banks, Inc.	400	9,944
Charter Financial Corp./MD	880	15,840
City Holding Co.	560	36,887
CVB Financial Corp.	1,495	33,533
Enova International, Inc.*	2,390	35,492
Enterprise Financial Services Corp.	980	39,984
FB Financial Corp.*	980	35,466
Federal Agricultural Mortgage Corp., Class C	699	45,225
First American Financial Corp.	810	36,199
First Connecticut Bancorp, Inc.	275	7,054
First Financial Bancorp	939	26,010
Fulton Financial Corp.	3,497	66,443
Glacier Bancorp, Inc.	460	16,841
Green Bancorp, Inc.*,1	765	14,841
Hancock Holding Co.	1,890	92,610
Home Bancorp, Inc.	65	2,764
Impac Mortgage Holdings, Inc.*	430	6,506
Independent Bank Corp.	1,240	26,970
INTL. FCStone, Inc.*	450	16,992
Invesco Mortgage Capital, Inc., REIT	1,075	17,963
Lakeland Financial Corp.	480	22,022
Macatawa Bank Corp.	700	6,678
MBT Financial Corp.	510	4,947
MGIC Investment Corp.*	6,210	69,552
NBT Bancorp, Inc.	410	15,150
New Residential Investment Corp., REIT	1,845	28,708
Old Second Bancorp, Inc.	720	8,316
Owens Realty Mortgage, Inc., REIT	420	7,123
People’s Utah Bancorp	200	5,360
Preferred Bank	819	43,792

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 32.9% (continued)
Regional Management Corp.*	490	$11,579
Sandy Spring Bancorp, Inc.	975	39,644
Selective Insurance Group, Inc.	1,175	58,809
Shore Bancshares, Inc.	360	5,922
State National Cos., Inc.	280	5,146
Stifel Financial Corp.*	370	17,013
Stock Yards Bancorp, Inc.	230	8,947
Third Point Reinsurance, Ltd.*	630	8,757
UMB Financial Corp.	1,045	78,229
Universal Insurance Holdings, Inc.	3,150	79,380
Valley National Bancorp	6,305	74,462
Walker & Dunlop, Inc.*	1,845	90,091
Waterstone Financial, Inc.	640	12,064
Wintrust Financial Corp.	915	69,943
World Acceptance Corp.*	415	31,088
Total Financials		1,617,343
Health Care - 5.4%
Agenus, Inc.*,1	2,420	9,462
AMAG Pharmaceuticals, Inc.*	565	10,396
AngioDynamics, Inc.*	760	12,320
Array BioPharma, Inc.*,1	2,697	22,574
Halyard Health, Inc.*	755	29,656
Immunomedics, Inc.*	3,000	26,490
Innoviva, Inc.*,1	2,840	36,352
Magellan Health, Inc.*	180	13,122
Molina Healthcare, Inc.*	140	9,685
Novavax, Inc.*	3,015	3,467
Omeros Corp.*	170	3,384
Owens & Minor, Inc.	340	10,945
PharMerica Corp.*	960	25,200
PTC Therapeutics, Inc.*,1	370	6,782
Quidel Corp.*	800	21,712
Tivity Health, Inc.*	540	21,519
Total Health Care		263,066
Industrials - 15.3%
AAR Corp.	1,270	44,145
ABM Industries, Inc.	335	13,909
ACCO Brands Corp.*	4,665	54,347
Applied Industrial Technologies, Inc.	370	21,848
ArcBest Corp.	10	206
Blue Bird Corp.*	1,280	21,760
Brady Corp., Class A	525	17,798
CAI International, Inc.*	210	4,956

	Shares	Value
Costamare, Inc.	1,990	$14,547
DXP Enterprises, Inc.*	125	4,312
EMCOR Group, Inc.	210	13,730
Ennis, Inc.	1,320	25,212
Esterline Technologies Corp.*	455	43,134
GATX Corp.[1]	760	48,845
The Greenbrier Cos., Inc.[1]	620	28,675
Kelly Services, Inc., Class A	1,050	23,572
Moog, Inc., Class A*	145	10,399
MRC Global, Inc.*	3,505	57,903
Quad/Graphics, Inc.	1,525	34,953
Radiant Logistics, Inc.*	2,100	11,298
Rush Enterprises, Inc., Class A*	855	31,789
SkyWest, Inc.	700	24,570
SP Plus Corp.*	470	14,358
Sterling Construction Co., Inc.*	400	5,228
Titan Machinery, Inc.*	1,150	20,677
Triton International, Ltd/Bermuda	860	28,758
Tutor Perini Corp.*	600	17,250
Vectrus, Inc.*	865	27,957
Wabash National Corp.[1]	3,200	70,336
YRC Worldwide, Inc.*	1,610	17,903
Total Industrials		754,375
Information Technology - 9.1%
Advanced Energy Industries, Inc.*	150	9,704
Alpha & Omega Semiconductor, Ltd.*	120	2,000
Applied Optoelectronics, Inc.*,1	340	21,009
Bel Fuse, Inc., Class B	690	17,043
Blucora, Inc.*	380	8,056
Brooks Automation, Inc.	590	12,797
ChannelAdvisor Corp.*	1,200	13,860
Cohu, Inc.	220	3,463
Comtech Telecommunications Corp.	10	190
Cree, Inc.*	1,515	37,345
Diodes, Inc.*	165	3,965
ePlus, Inc.*	530	39,273
Limelight Networks, Inc.*	2,745	7,933
Progress Software Corp.	170	5,251
QAD, Inc., Class A	350	11,218
Sanmina Corp.*	1,020	38,862
Super Micro Computer, Inc.*,1	770	18,980
Systemax, Inc.	295	5,546
Tech Data Corp.*	465	46,965
TiVo Corp.	1,000	18,650

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 9.1% (continued)
TTM Technologies, Inc.*	3,130	$54,337
Viavi Solutions, Inc.*	4,760	50,123
Vishay Intertechnology, Inc.	1,380	22,908
Zedge, Inc., Class B*	1	2
Total Information Technology		449,480
Materials - 4.9%
AK Steel Holding Corp.*,1	6,102	40,090
Boise Cascade Co.*	225	6,840
Century Aluminum Co.*	1,040	16,203
The Chemours Co.	624	23,662
Cliffs Natural Resources, Inc.*	7,545	52,211
Commercial Metals Co.[1]	420	8,161
Ferroglobe PLC	800	9,560
Globe Specialty Metals, Inc.*	200	2,390
Greif, Inc., Class A	505	28,169
KMG Chemicals, Inc.	85	4,137
Kronos Worldwide, Inc.	1,220	22,228
Ryerson Holding Corp.*	1,650	16,335
Tronox, Ltd.	700	10,584
Total Materials		240,570
Real Estate - 9.6%
Ashford Hospitality Trust, Inc., REIT	6,180	37,574
Care Capital Properties, Inc., REIT	715	19,090
CBL & Associates Properties, Inc., REIT[1]	2,630	22,171
DiamondRock Hospitality Co., REIT	6,300	68,985
The Geo Group, Inc., REIT	665	19,664
Gladstone Commercial Corp., REIT	1,400	30,506
Hersha Hospitality Trust, REIT	3,090	57,196
iStar, Inc., REIT*	455	5,478
LaSalle Hotel Properties, REIT	1,150	34,270
Lexington Realty Trust, REIT	6,735	66,744
PennyMac Mortgage Investment Trust, REIT	815	14,906
PS Business Parks, Inc., REIT	81	10,724
Sunstone Hotel Investors, Inc., REIT	3,601	58,041
Washington Real Estate Investment Trust, REIT	800	25,520
Xenia Hotels & Resorts, Inc., REIT	180	3,487
Total Real Estate		474,356
Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	685	13,392
Utilities - 6.9%
ALLETE, Inc.	120	8,602
American States Water Co.	270	12,801
Chesapeake Utilities Corp.	435	32,603

	Shares	Value
Connecticut Water Service, Inc.	395	$21,926
IDACORP, Inc.	357	30,470
Middlesex Water Co.	480	19,008
New Jersey Resources Corp.	895	35,532
Northwest Natural Gas Co.	580	34,713
ONE Gas, Inc.	110	7,679
Ormat Technologies, Inc.	900	52,812
Otter Tail Corp.	640	25,344
SJW Group	640	31,475
WGL Holdings, Inc.	320	26,698
Total Utilities		339,663
Total Common Stocks (cost $4,623,903)		4,947,885

	Principal Amount
Short-Term Investments - 6.6%
Repurchase Agreements - 6.0%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $12,471 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $12,719)	$12,470	12,470
Citibank N.A., dated 06/30/17, due 07/03/17, 1.080% total to be received $261,309 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/15/17 - 02/15/47, totaling $266,511)	261,285	261,285
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $15,180 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $15,483)	15,179	15,179
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $7,456 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $7,604)	7,455	7,455
Total Repurchase Agreements		296,389

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	29,010	29,010
Total Short-Term Investments (cost $325,399)		325,399
Total Investments - 107.2% (cost $4,949,302)		5,273,284
Other Assets, less Liabilities - (7.2)%		(354,098)
Net Assets - 100.0%		$4,919,186

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Category	AMG Managers Amundi Intermediate Government Fund*
U.S. Government and Agency Obligations	122.5%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	0.6%
TBA Forward Sale Commitments	(0.8)%
Other Assets and Liabilities	(28.7)%

*	As a percentage of net assets.

Rating	AMG Managers Amundi Intermediate Government Fund***
U.S. Government and Agency Obligations	94.6%
Aaa	5.0%
Aa	0.0%#
Baa	0.1%
Ba & lower	0.3%
N/R	0.0%#

***	As a percentage of market value of fixed-income securities.
#	Less than 0.05%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA 30 years	14.1%
FNMA, 4.000%, TBA 30 years	11.4
FHLMC Gold Pool, 3.500%, TBA 30 years	7.0
FNMA, 3.500%, TBA 30 years	4.3
FNMA, 4.500%, TBA 30 years	3.9
FNMA, 4.000%, 9/01/55**	2.3
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32**	2.3
FNMA, 3.000%, 6/01/45	2.0
FNMA, 4.500%, 9/01/53	1.9
FNMA, 5.000%, 8/01/40	1.7

Top Ten as a Group	50.9%

**	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Principal Amount	Value
Asset-Backed Securities - 6.4%
Colony American Homes,
Series 2014-1A, Class A, 2.359%, 05/17/31 (07/17/17) (a)[6,7]	$1,460,736	$1,468,728
Series 2014-2A, Class A, 2.166%, 07/17/31 (07/17/17) (a)[6]	1,400,110	1,400,109
Invitation Homes Trust, Series 2015-SFR3, Class A, 2.509%, 08/17/32 (07/17/17) (a)[6]	1,835,872	1,844,244
Progress Residential Trust,
Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)[7]	2,958,450	2,963,702
Series 2016-SFR1, Class A, 2.709%, 09/17/33 (07/17/17) (a)[6]	353,409	359,402
SWAY Residential Trust, Series 2014-1, Class A, 2.509%, 01/17/32 (07/17/17) (a)[6,7]	34,624	34,624
Tricon American Homes, Series 2015-SFR1, Class A, 2.422%, 05/17/32 (07/17/17) (a)[6]	298,077	299,744
Total Asset-Backed Securities (cost $8,699,209)		8,370,553
Mortgage-Backed Securities - 0.6%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 3.429%, 11/25/35[4]	50,142	43,282
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 3.415%, 04/25/44 (08/25/17)[6]	94,078	87,819
Series 2005-1, Class 5A1, 3.414%, 06/25/45 (08/25/17)[6]	15,360	15,325
Banc of America Funding Trust, Series 2004-B, Class 1A2, 3.005%, 12/20/34[4]	64,538	50,928
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1.566%, 03/25/35 (07/25/17) (a)[5,6]	142,313	125,681
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.910%, 05/25/34 (08/25/17)[6]	24,958	24,376
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 3.059%, 11/19/34[4]	45,787	44,154
Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 1.636%, 11/25/34 (07/25/17) (a)[5,6]	78,572	69,437
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1.566%, 03/25/35 (07/25/17) (a)[5,6]	169,198	149,026
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	115,261	120,023
Total Mortgage-Backed Securities (cost $797,753)		730,051
U.S. Government and Agency Obligations - 122.5%
Federal Home Loan Mortgage Corporation - 34.6%
FHLMC, 2.804%, 11/01/33 (09/15/17)[6,7]	542,862	576,346
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,289,468	2,297,944
3.500%, 04/01/32 to 02/01/47[7]	6,849,317	7,086,434
3.500%, TBA 30 years[8,9]	8,900,000	9,126,434
4.000%, 09/01/31	333,388	354,268
4.000%, TBA 30 years[8,9]	17,600,000	18,474,704
4.500%, 02/01/20 to 09/01/41[7]	1,801,784	1,931,581
5.000%, 05/01/18 to 06/01/41[7]	2,255,932	2,461,545
5.500%, 11/01/17 to 01/01/39[7]	1,916,952	2,125,821
6.000%, 09/01/17 to 01/01/24	198,606	209,528
7.000%, 07/01/19	41,869	42,989

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 34.6% (continued)
FHLMC Gold Pool,
7.500%, 07/01/34[7]	$587,696	$690,776
Total Federal Home Loan Mortgage Corporation		45,378,370
Federal National Mortgage Association - 56.3%
FNMA,
2.500%, 02/01/43	688,932	667,536
2.929%, 06/01/34 (08/25/17)[6,7]	465,976	484,477
3.000%, 01/01/43 to 06/01/45	4,645,487	4,661,534
3.000%, TBA 30 years[8,9]	900,000	897,395
3.194%, 08/01/34 (08/25/17)[6]	173,463	182,987
3.500%, 05/01/42 to 11/01/46[7]	11,980,207	12,352,823
3.500%, TBA 30 years[8,9]	1,000,000	1,027,070
3.500%, TBA 30 years[8,9]	5,510,000	5,649,638
4.000%, 01/01/26 to 09/01/55[7]	11,762,357	12,452,447
4.000%, TBA 30 years[8,9]	14,200,000	14,902,511
4.500%, 11/01/26 to 09/01/53[7]	7,553,047	8,159,893
4.500%, TBA 30 years[8,9]	4,800,000	5,142,469
4.750%, 07/01/34 to 09/01/34	213,473	233,313
5.000%, 06/01/18 to 08/01/40	2,235,035	2,465,951
5.500%, 02/01/18 to 08/01/41[7]	2,393,459	2,670,305
6.000%, 08/01/17 to 06/01/39[7]	932,733	1,025,847
6.500%, 07/01/32	60,617	61,765
7.000%, 11/01/22[7]	240,463	255,735
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[7]	373,146	410,206
Series 2005-13, Class AF, 1.616%, 03/25/35 (07/25/17)[6,7]	224,648	225,317
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 6.703%, 10/25/42[4]	55,894	63,880
Total Federal National Mortgage Association		73,993,099
Government National Mortgage Association - 30.3%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,527,510	3,573,390
3.000%, TBA 30 years[8,9]	2,000,000	2,020,156
3.500%, 08/15/43 to 11/20/45[7]	8,723,196	9,077,387
4.000%, 06/20/43 to 04/20/47[7]	13,433,773	14,237,604
4.500%, 05/15/39 to 02/15/46[7]	5,007,603	5,417,117
5.000%, 12/15/35 to 12/15/45[7]	4,011,353	4,423,609
5.500%, 10/15/39 to 11/15/39[7]	926,878	1,045,962
7.500%, 09/15/28 to 11/15/31	20,009	20,740
Total Government National Mortgage Association		39,815,965

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.3%
FHLMC, Series 212, Class IO, 6.000%, 05/15/31[5]	$960	$203
FHLMC REMICS,
Series 2380, Class SI, 6.741%, 06/15/31 (07/15/17)[5,6]	8,657	1,867
Series 2922, Class SE, 5.591%, 02/15/35 (07/15/17)[6]	85,096	16,584
Series 2934, Class HI, 5.000%, 02/15/20	20,582	910
Series 2934, Class KI, 5.000%, 02/15/20	14,296	586
Series 2965, Class SA, 4.891%, 05/15/32 (07/15/17)[6]	166,824	23,593
Series 2967, Class JI, 5.000%, 04/15/20	40,334	1,854
Series 2980, Class SL, 5.541%, 11/15/34 (07/15/17)[6]	119,868	28,544
Series 3065, Class DI, 5.461%, 04/15/35 (07/15/17)[6]	233,804	43,270
Series 3308, Class S, 6.041%, 03/15/32 (07/15/17)[6]	157,197	30,391
Series 3424, Class XI, 5.411%, 05/15/36 (07/15/17)[6]	195,222	34,007
Series 3489, Class SD, 6.641%, 06/15/32 (07/15/17)[6]	91,801	18,952
Series 3685, Class EI, 5.000%, 03/15/19[5]	39,992	492
Series 3731, Class IO, 5.000%, 07/15/19[5]	22,096	361
Series 3882, Class AI, 5.000%, 06/15/26	67,376	2,384
Series 4395, Class TI, 4.000%, 05/15/26	577,568	53,794
FNMA,
Series 222, Class 2, 7.000%, 06/25/23[5]	4,735	749
Series 343, Class 21, 4.000%, 09/25/18[5]	16,313	274
Series 343, Class 22, 4.000%, 11/25/18[5]	8,958	157
Series 351, Class 3, 5.000%, 04/25/34	51,800	9,083
Series 351, Class 4, 5.000%, 04/25/34	30,069	5,423
Series 351, Class 5, 5.000%, 04/25/34	25,282	4,560
FNMA REMICS,
Series 2004-51, Class SX, 5.904%, 07/25/34 (07/25/17)[6]	91,763	17,658
Series 2004-64, Class SW, 5.834%, 08/25/34 (07/25/17)[6]	295,940	55,405
Series 2005-12, Class SC, 5.534%, 03/25/35 (07/25/17)[6]	126,674	21,828
Series 2005-45, Class SR, 5.504%, 06/25/35 (07/25/17)[6]	234,317	42,508
Series 2005-65, Class KI, 5.784%, 08/25/35 (07/25/17)[6,7]	539,745	99,440
Series 2005-89, Class S, 5.484%, 10/25/35 (07/25/17)[6]	552,994	99,433
Series 2006-3, Class SA, 4.934%, 03/25/36 (07/25/17)[6]	110,489	17,329
Series 2007-75, Class JI, 5.329%, 08/25/37 (07/25/17)[6]	103,779	18,472
Series 2008-86, Class IO, 4.500%, 03/25/23[5]	58,348	1,325
Series 2009-31, Class PI, 5.000%, 11/25/38	656,329	102,451
Series 2010-37, Class GI, 5.000%, 04/25/25[5]	26,150	426
Series 2010-65, Class IO, 5.000%, 09/25/20	133,899	5,301
Series 2010-121, Class IO, 5.000%, 10/25/25	38,531	1,046
Series 2011-69, Class AI, 5.000%, 05/25/18[5]	34,125	291
Series 2011-88, Class WI, 3.500%, 09/25/26	240,129	24,530

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.3% (continued)
FNMA REMICS,
Series 2011-124, Class IC, 3.500%, 09/25/21	$158,350	$5,769
Series 2012-126, Class SJ, 3.784%, 11/25/42 (07/25/17)[6]	563,979	90,891
GNMA,
Series 2011-32, Class KS, 9.757%, 06/16/34 (07/16/17)[6]	149,263	15,863
Series 2011-94, Class IS, 5.528%, 06/16/36 (07/16/17)[6]	178,786	22,811
Series 2011-157, Class SG, 5.388%, 12/20/41 (07/20/17)[6]	736,681	162,476
Series 2011-167, Class IO, 5.000%, 12/16/20	66,671	1,850
Series 2012-34, Class KS, 4.878%, 03/16/42 (07/16/17)[6]	361,066	84,771
Series 2012-69, Class QI, 4.000%, 03/16/41	229,219	34,089
Series 2012-103, Class IB, 3.500%, 04/20/40	188,097	18,136
Series 2012-140, Class IC, 3.500%, 11/20/42	522,556	107,004
Series 2014-173, Class AI, 4.000%, 11/20/38	246,474	19,491
Series 2016-46, Class JI, 4.500%, 04/20/46	255,431	56,060
Series 2016-81, Class IO, 4.000%, 06/20/46	473,406	90,199
Series 2016-108, Class QI, 4.000%, 08/20/46	281,352	66,577
Series 2016-145, Class UI, 3.500%, 10/20/46	475,478	96,208
Total Interest Only Strips		1,657,676
Total U.S. Government and Agency Obligations (cost $159,803,350)		160,845,110
Short-Term Investments - 14.6%
U.S. Treasury Bills - 0.1%
U. S. Treasury Bills, 0.20%, 08/24/17[10,11]	110,000	109,894

	Shares
Other Investment Companies - 14.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3,7]	19,118,779	19,118,779
Total Short-Term Investments (cost $19,228,673)		19,228,673
Total Investments - 144.1% (cost $188,528,985)		189,174,387
Other Assets, less Liabilities - (44.1)%		(57,877,461)
Net Assets - 100.0%		$131,296,926

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

AMG Managers Amundi Short Duration
Category	Government Fund*
U.S. Government and Agency Obligations	83.7%
Asset-Backed Securities	10.8%
Mortgage-Backed Securities	0.3%
TBA Forward Sale Commitments	(1.5)%
Other Assets and Liabilities	6.7%

*	As a percentage of net assets.

AMG Managers Amundi Short Duration
Rating	Government Fund***
U.S. Government and Agency Obligations	88.3%
Aaa	11.7%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
GNMA, 6.000%, 01/15/36**	3.2%
FHLMC Gold Pool, 5.000%, 05/01/39	3.0
FNMA, 4.000%, 02/01/41**	2.4
FNMA, 5.500%, 05/01/34**	2.2
FNMA, 4.500%, 04/01/35**	2.2
FHLMC Gold Pool, 4.500%, 10/01/44	2.1
FHLMC Gold Pool, 4.000%, 12/01/44**	2.0
FNMA, 5.500%, 08/01/41**	1.9
FNMA, 3.443%, 04/01/37**	1.9
FHLMC Gold Pool, 4.500%, 03/01/42	1.9

Top Ten as a Group	22.8%

**	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Principal Amount	Value
Asset-Backed Securities - 10.8%
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class D, 3.000%, 07/08/19	$250,000	$251,555
Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.220%, 05/20/19	1,340,000	1,349,121
Colony American Homes,
Series 2014-1A, Class A, 2.359%, 05/17/31 (07/17/17) (a)[6]	3,281,106	3,299,058
Series 2014-2A, Class A, 2.166%, 07/17/31 (07/17/17) (a)[6]	1,335,842	1,335,841
Series 2015-1A, Class A, 2.372%, 07/17/32 (07/17/17) (a)[6]	3,495,202	3,500,375
Drive Auto Receivables Trust,
Series 2015-AA, Class C, 3.060%, 05/17/21 (a)	2,106,129	2,121,369
Series 2015-BA, Class C, 2.760%, 07/15/21 (a)	2,104,184	2,115,929
Series 2015-CA, Class C, 3.010%, 05/17/21 (a)	617,574	622,378
Series 2015-DA, Class B, 2.590%, 12/16/19 (a)	96,569	96,639
Series 2016-BA, Class B, 2.560%, 06/15/20 (a)	1,100,000	1,103,608
Series 2017-AA, Class A2, 1.480%, 03/15/19 (a)	1,075,560	1,075,307
Invitation Homes Trust, Series 2015-SFR3, Class A, 2.509%, 08/17/32 (07/17/17) (a)[6]	1,458,180	1,464,829
Progress Residential Trust, Series 2016-SFR1, Class A, 2.709%, 09/17/33 (07/17/17) (a)[6]	512,691	521,386
Santander Drive Auto Receivables Trust,
Series 2013-4, Class D, 3.920%, 01/15/20	2,560,000	2,591,458
Series 2014-1, Class C, 2.360%, 04/15/20	133,349	133,640
SWAY Residential Trust, Series 2014-1, Class A, 2.509%, 01/17/32 (07/17/17) (a)[6]	44,868	44,868
Tricon American Homes, Series 2015-SFR1, Class A, 2.422%, 05/17/32 (07/17/17) (a)[6]	435,994	438,431
Total Asset-Backed Securities (cost $24,233,896)		22,065,792
Mortgage-Backed Securities - 0.3%
Angel Oak Mortgage Trust I LLC, Series 2017-2, Class A1, 2.478%, 07/25/47 (a)[4] (cost $499,994)	500,000	499,994
U.S. Government and Agency Obligations - 83.7%
Federal Home Loan Mortgage Corporation - 26.7%
FHLMC,
2.549%, 11/01/33 (09/15/17)[6]	654,079	685,038
2.722%, 10/01/33 (09/15/17)[6]	657,742	692,992
2.725%, 11/01/33 (09/15/17)[6]	689,408	732,196
2.737%, 10/01/33 (09/15/17)[6]	1,160,559	1,222,269
2.809%, 12/01/33 (09/15/17)[6]	1,030,965	1,084,230
2.821%, 05/01/34 (09/15/17)[6]	1,395,463	1,468,491
2.975%, 10/01/28 (09/15/17)[6]	21,485	22,641
3.040%, 04/01/34 (09/15/17)[6]	428,005	449,170
3.092%, 02/01/23 (09/15/17)[6]	79,326	82,973
3.115%, 03/01/34 (09/15/17)[6]	1,694,648	1,771,184
3.260%, 06/01/35 (09/15/17)[6]	479,779	507,953
3.371%, 09/01/33 (09/15/17)[6]	1,452,669	1,535,693

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.7% (continued)
FHLMC,
3.397%, 05/01/35 (09/15/17)[6]	$772,623	$818,420
FHLMC Gold Pool,
3.000%, 04/01/31	2,585,834	2,659,004
4.000%, 12/01/44	3,817,426	4,031,897
4.500%, 05/01/19 to 10/01/44	14,422,578	15,497,393
5.000%, 10/01/18 to 05/01/39	8,074,757	8,783,630
5.500%, 12/01/32 to 08/01/40	5,781,660	6,468,485
6.000%, 02/01/22 to 01/01/24	2,463,460	2,610,215
6.500%, 03/01/18 to 10/01/23	131,444	138,085
7.000%, 07/01/19	35,258	36,201
7.500%, 03/01/33	175,052	201,803
FHLMC REMICS,
Series 2627, Class BM, 4.500%, 06/15/18 to 02/15/35	102,849	103,400
Series 2668, Class AG, 4.000%, 09/15/18 to 06/15/38	1,322,804	726,741
Series 2877, Class CI, 5.500%, 07/15/33 to 01/15/35	73,940	74,582
Series 3153, Class UG, 1.609%, 05/15/36 (07/15/17)[6]	1,876,080	1,884,020
Series 3653, Class JK, 5.000%, 11/15/38	131,485	136,764
Series 3756, Class DA, 1.200%, 11/15/18	122,357	121,868
Series 3846, Class CK, 1.500%, 09/15/20	7,704	7,697
Total Federal Home Loan Mortgage Corporation		54,555,035
Federal National Mortgage Association - 49.3%
FNMA,
2.675%, 09/01/33 (8/25/2017)[6]	693,512	736,594
2.708%, 09/01/33 (8/25/2017)[6]	228,408	239,695
2.712%, 01/01/34 (8/25/2017)[6]	583,310	613,230
2.812%, 02/01/33 (8/25/2017)[6]	787,949	816,794
2.823%, 12/01/34 (8/25/2017)[6]	1,643,150	1,733,210
2.829%, 08/01/33 (8/25/2017)[6]	342,727	355,908
2.897%, 12/01/34 (8/25/2017)[6]	1,598,173	1,685,072
2.913%, 05/01/33 (8/25/2017)[6]	1,130,084	1,187,184
2.929%, 06/01/34 (8/25/2017)[6]	584,611	607,821
2.951%, 11/01/34 (8/25/2017)[6]	2,449,700	2,593,081
2.969%, 04/01/34 (8/25/2017)[6]	377,240	396,989
2.980%, 06/01/35 (8/25/2017)[6]	92,769	98,330
3.001%, TBA 30 years[8,9]	2,900,000	2,973,180
3.001%, 01/01/36 (8/25/2017)[6]	2,757,911	2,913,801
3.014%, 04/01/34 (8/25/2017)[6]	471,212	496,483
3.016%, 10/01/35 (8/25/2017)[6]	1,084,926	1,136,044
3.071%, 07/01/34 (8/25/2017)[6]	980,058	1,033,429

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.3% (continued)
FNMA,
3.076%, 12/01/33 (8/25/2017)[6]	$408,404	$429,670
3.077%, 08/01/35 (8/25/2017)[6]	1,025,525	1,082,464
3.121%, 06/01/33 (8/25/2017)[6]	281,986	295,878
3.135%, 05/01/34 (8/25/2017)[6]	1,491,466	1,564,664
3.194%, 08/01/34 (8/25/2017)[6]	216,829	228,734
3.228%, 03/01/34 (8/25/2017)[6]	175,200	184,396
3.425%, 01/01/34 (8/25/2017)[6]	1,175,360	1,234,638
3.435%, 01/01/33 (8/25/2017)[6]	788,789	829,083
3.443%, 04/01/37 (8/25/2017)[6,7]	3,724,959	3,915,715
3.476%, 01/01/36 (8/25/2017)[6]	27,669	29,177
3.516%, 06/01/34 (8/25/2017)[6]	1,534,931	1,627,452
4.000%, 10/01/21 to 06/01/42	8,011,477	8,470,590
4.500%, 10/01/19 to 02/01/41	15,749,869	17,031,968
4.501%, TBA 30 years[8,9]	2,300,000	2,464,100
5.000%, 10/01/19 to 01/01/41	12,109,899	13,197,974
5.500%, 05/01/34 to 08/01/41	10,307,671	11,692,609
6.000%, 09/01/21 to 08/01/37	5,470,360	6,046,261
6.500%, 04/01/18 to 08/01/32	2,732,461	3,087,526
7.000%, 11/01/22	896,264	953,186
7.500%, 08/01/33 to 09/01/33	53,313	63,526
FNMA Grantor Trust,
Series 2002-T5, Class A1, 1.456%, 05/25/32 (07/25/17)[6]	187,484	185,126
Series 2003-T4, Class 1A, 1.253%, 09/26/33 (07/26/17)[6]	13,233	13,157
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	320,903	347,376
Series 1994-76, Class J, 5.000%, 04/25/24	45,095	45,473
Series 2001-63, Class FA, 1.759%, 12/18/31 (07/18/17)[6]	332,002	336,954
Series 2002-47, Class FD, 1.616%, 08/25/32 (07/25/17)[6]	392,580	392,928
Series 2002-56, Class UC, 5.000%, 09/25/17	1,646	1,649
Series 2003-2, Class FA, 1.716%, 02/25/33 (07/25/17)[6]	300,807	302,195
Series 2003-3, Class HJ, 5.000%, 02/25/18	13,946	14,046
Series 2004-1, Class AC, 4.000%, 02/25/19	11,442	11,678
Series 2004-21, Class AE, 4.000%, 04/25/19	86,356	88,288
Series 2004-27, Class HB, 4.000%, 05/25/19	56,726	57,464
Series 2004-53, Class NC, 5.000%, 07/25/24	248,987	266,993
Series 2005-13, Class AF, 1.616%, 03/25/35 (07/25/17)[6]	418,766	420,015
Series 2005-19, Class PA, 5.000%, 07/25/34	122,186	127,628
Series 2005-58, Class EP, 5.000%, 07/25/35	189,634	207,563
Series 2005-68, Class PB, 5.750%, 07/25/35	24,354	25,310

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.3% (continued)
FNMA REMICS,
Series 2005-68, Class PC, 5.000%, 07/25/35	$159,381	$165,943
Series 2007-56, Class FN, 1.586%, 06/25/37 (07/25/17)[6]	134,307	133,673
Series 2008-59, Class KB, 4.500%, 07/25/23	44,877	46,022
Series 2010-12, Class AC, 2.500%, 12/25/18	44,388	44,432
Series 2011-60, Class UC, 2.500%, 09/25/39	194,391	195,335
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 7.500%, 12/25/42[4]	15,633	17,889
Series 2003-W13, Class AV2, 1.390%, 10/25/33 (07/25/17)[5,6]	12,759	12,715
Series 2003-W4, Class 4A, 6.703%, 10/25/42[4]	335,363	383,277
Series 2004-W14, Class 1AF, 1.616%, 07/25/44 (07/25/17)[6]	1,588,585	1,531,653
Series 2004-W5, Class F1, 1.666%, 02/25/47 (07/25/17)[6]	371,031	366,916
Series 2005-W2, Class A1, 1.416%, 05/25/35 (07/25/17)[6]	827,191	820,499
Total Federal National Mortgage Association		100,608,653
Government National Mortgage Association - 3.7%
GNMA,
4.000%, 09/15/18	54,977	56,732
5.000%, 01/15/46	843,281	919,794
6.000%, 01/15/36[7]	5,741,015	6,583,507
9.500%, 12/15/17	16	16
Total Government National Mortgage Association		7,560,049
Interest Only Strips - 2.1%
FHLMC REMICS,
Series 2922, Class SE, 5.591%, 02/15/35 (07/15/17)[6]	191,811	37,382
Series 2934, Class HI, 5.000%, 02/15/20	29,403	1,299
Series 2934, Class KI, 5.000%, 02/15/20	16,678	684
Series 2965, Class SA, 4.891%, 05/15/32 (07/15/17)[6]	413,075	58,418
Series 2967, Class JI, 5.000%, 04/15/20	94,913	4,363
Series 2980, Class SL, 5.541%, 11/15/34 (07/15/17)[6]	264,530	62,992
Series 2981, Class SU, 6.641%, 05/15/30 (07/15/17)[6]	195,253	32,278
Series 3065, Class DI, 5.461%, 04/15/35 (07/15/17)[6]	714,722	132,275
Series 3308, Class S, 6.041%, 03/15/32 (07/15/17)[6]	356,588	68,939
Series 3424, Class XI, 5.411%, 05/15/36 (07/15/17)[6]	508,517	88,582
Series 3489, Class SD, 6.641%, 06/15/32 (07/15/17)[6]	205,453	42,416
Series 3685, Class EI, 5.000%, 03/15/19[5]	89,302	1,099
Series 3731, Class IO, 5.000%, 07/15/19[5]	50,122	818
Series 3882, Class AI, 5.000%, 06/15/26	53,890	1,907
FNMA, Series 306, Class IO, 8.000%, 05/25/30[5]	60,271	16,556

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
FNMA REMICS,
Series 2004-51, Class SX, 5.904%, 07/25/34 (07/25/17)[6]	$230,299	$44,316
Series 2004-64, Class SW, 5.834%, 08/25/34 (07/25/17)[6]	681,007	127,495
Series 2004-66, Class SE, 5.284%, 09/25/34 (07/25/17)[6]	107,221	18,052
Series 2005-12, Class SC, 5.534%, 03/25/35 (07/25/17)[6]	242,032	41,707
Series 2005-45, Class SR, 5.504%, 06/25/35 (07/25/17)[6]	577,355	104,738
Series 2005-5, Class SD, 5.484%, 01/25/35 (07/25/17)[6]	170,824	28,513
Series 2005-65, Class KI, 5.784%, 08/25/35 (07/25/17)[6]	1,346,177	248,013
Series 2005-66, Class GS, 5.634%, 07/25/20 (07/25/17)[6]	50,226	2,509
Series 2006-3, Class SA, 4.934%, 03/25/36 (07/25/17)[6]	255,717	40,106
Series 2007-75, Class JI, 5.329%, 08/25/37 (07/25/17)[6]	124,509	22,162
Series 2007-85, Class SI, 5.244%, 09/25/37 (07/25/17)[6]	277,364	49,317
Series 2008-86, Class IO, 4.500%, 03/25/23[5]	146,056	3,316
Series 2008-87, Class AS, 6.434%, 07/25/33 (07/25/17)[6]	753,877	151,357
Series 2009-31, Class PI, 5.002%, 11/25/38	763,543	119,187
Series 2010-105, Class IO, 5.006%, 08/25/20	198,201	8,216
Series 2010-121, Class IO, 5.004%, 10/25/25	103,404	2,807
Series 2010-37, Class GI, 5.003%, 04/25/25[5]	67,173	1,096
Series 2010-65, Class IO, 5.005%, 09/25/20	346,119	13,702
Series 2010-68, Class SJ, 5.334%, 07/25/40 (07/25/17)[6]	293,049	58,705
Series 2011-124, Class IC, 3.500%, 09/25/21	750,812	27,352
Series 2011-69, Class AI, 5.001%, 05/25/18[5]	91,164	776
Series 2011-88, Class WI, 3.500%, 09/25/26	704,578	71,976
Series 2012-126, Class SJ, 3.784%, 11/25/42 (07/25/17)[6]	3,709,197	597,776
GNMA,
Series 2011-157, Class SG, 5.388%, 12/20/41 (07/20/17)[6]	975,557	215,160
Series 2011-167, Class IO, 5.000%, 12/16/20	392,657	10,895
Series 2011-32, Class KS, 9.757%, 06/16/34 (07/16/17)[6]	362,628	38,538
Series 2011-94, Class IS, 5.528%, 06/16/36 (07/16/17)[6]	401,682	51,249
Series 2012-101, Class AI, 3.500%, 08/20/27	410,842	45,735
Series 2012-103, Class IB, 3.500%, 04/20/40	818,837	78,950
Series 2012-140, Class IC, 3.500%, 11/20/42	656,614	134,455
Series 2012-34, Class KS, 4.878%, 03/16/42 (07/16/17)[6]	2,772,756	650,985
Series 2012-69, Class QI, 4.000%, 03/16/41	1,212,576	180,334
Series 2012-96, Class IC, 3.000%, 08/20/27	680,394	68,334
Series 2013-5, Class BI, 3.500%, 01/20/43	269,349	49,665
Series 2014-173, Class AI, 4.000%, 11/20/38	234,089	18,511
Series 2016-108, Class QI, 4.000%, 08/20/46	320,893	75,934
Series 2016-145, Class UI, 3.501%, 10/20/46	568,175	114,964
Series 2016-46, Class JI, 4.500%, 04/20/46	289,049	63,438

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
GNMA,
Series 2016-81, Class IO, 4.000%, 06/20/46	$538,387	$102,580
Total Interest Only Strips		4,232,929
U.S. Government Obligations - 1.9%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3,310,207	3,843,038
Total U.S. Government and Agency Obligations (cost $167,466,542)		170,799,704
Short-Term Investments - 11.5%
U.S. Government and Agency Discount Notes - 9.2%
FHLB, 0.10%, 07/06/17[10]	3,000,000	2,999,640
FHLB, 0.24%, 07/26/17[10]	4,000,000	3,997,611
FHLB, 0.50%, 08/18/17[10]	5,000,000	4,993,733
FHLB, 0.66%, 09/20/17[10]	3,000,000	2,993,220
FHLB, 0.92%, 08/15/17[10]	3,750,000	3,745,195
Total U.S. Government and Agency Discount Notes		18,729,399
U.S. Treasury Bills - 0.5%
U. S. Treasury Bills, 0.21%, 08/24/17[10,11]	980,000	979,010

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	3,728,513	3,728,513
Total Short-Term Investments (cost $23,437,222)		23,436,922
Total Investments - 106.3% (cost $215,637,654)		216,802,412
Other Assets, less Liabilities - (6.3)%		(12,798,003)
Net Assets - 100.0%		$204,004,409

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$171,570,725	$16,702,505	$(2,164,963)	$14,537,542
AMG Chicago Equity Partners Small Cap Value Fund	4,953,629	478,459	(158,804)	319,655
AMG Managers Amundi Intermediate Government Fund	188,924,508	1,279,573	(1,029,694)	249,879
AMG Managers Amundi Short Duration Government Fund	215,645,252	2,134,135	(976,975)	1,157,160

*	Non-income producing security.
#	Less than 0.05%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$399,186	0.2%
AMG Managers Amundi Intermediate Government Fund	8,714,697	6.6%
AMG Managers Amundi Short Duration Government Fund	18,240,012	8.9%

[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$1,795,368	1.0%
AMG Chicago Equity Partners Small Cap Value Fund	286,337	5.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security: The rate listed is as of June 30, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at June 30, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$350,289	0.3%
AMG Managers Amundi Short Duration Government Fund	36,376	0.0	%#

[6]	Floating Rate Security: The rate listed is as of June 30, 2017. Date in parentheses represents the security’s next coupon rate reset.
[7]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At June 30, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$56,213,314	42.8%
AMG Managers Amundi Short Duration Government Fund	10,499,222	5.1%

[8]	All or part of the security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$56,213,314	42.8%
AMG Managers Amundi Short Duration Government Fund	2,288,860	1.1%

[9]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[10]	Represents yield to maturity at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

[11]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$109,894	0.1%
AMG Managers Amundi Short Duration Government Fund	889,101	0.4%

[12]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$118,690,233	—	—	$118,690,233
Rights	—	—	$7	7
Corporate Bonds and Notes††	—	$8,051,076	—	8,051,076
U.S. Government and Agency Obligations††	—	56,082,409	—	56,082,409
Short-Term Investments
Repurchase Agreements	—	1,857,507	—	1,857,507
Other Investment Companies	1,427,035	—	—	1,427,035

Total Investments in Securities	$120,117,268	$65,990,992	$7	$186,108,267

At June 30, 2017, the Level 3 securities are Rights received as a result of a corporate action.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$460,332	—	—	$460,332
Consumer Staples	142,522	—	—	142,522
Energy	192,786	—	—	192,786
Financials	1,617,343	—	—	1,617,343
Health Care	263,066	—	—	263,066
Industrials	754,375	—	—	754,375
Information Technology	449,480	—	—	449,480
Materials	238,180	$2,390	—	240,570
Real Estate	474,356	—	—	474,356
Telecommunication Services	13,392	—	—	13,392
Utilities	339,663	—	—	339,663
Short-Term Investments
Repurchase Agreements	—	296,389	—	296,389
Other Investment Companies	29,010	—	—	29,010

Total Investments in Securities	$4,974,505	$298,779	—	$5,273,284

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Amundi Intermediate Government Fund
Investments in Securities
Asset-Backed Securities	—	$8,370,553	—	$8,370,553
Mortgage-Backed Securities	—	730,051	—	730,051
U.S. Government and Agency Obligations††	—	160,845,110	—	160,845,110
Short-Term Investments
U.S. Treasury Bills	—	109,894	—	109,894
Other Investment Companies	$19,118,779	—	—	19,118,779

Total Investments in Securities	$19,118,779	$170,055,608	—	$189,174,387

TBA Sale Commitments		$(1,027,070)	—	$(1,027,070)

Financial Derivative Instruments-Assets†††
Futures contracts	$52,597	—	—	$52,597

Financial Derivative Instruments-Liabilities†††
Futures contracts	(1,038)	—	—	(1,038)

Total Financial Derivative Instruments	$51,559	—	—	$51,559

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Amundi Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$22,065,792	—	$22,065,792
Mortgage-Backed Securities	—	499,994	—	499,994
U.S. Government and Agency Obligations††	—	170,799,704	—	170,799,704
Short-Term Investments
U.S. Government and Agency Discount Notes	—	18,729,399	—	18,729,399
U.S. Treasury Bills	—	979,010	—	979,010
Other Investment Companies	$3,728,513	—	—	3,728,513

Total Investments in Securities	$3,728,513	$213,073,899	—	$216,802,412

TBA Sale Commitments	—	$(3,148,418)	—	$(3,148,418)

Financial Derivative Instruments-Assets†††
Futures	$301,690	—	—	$301,690

Financial Derivative Instruments-Liabilities†††
Futures	(94,270)	—	—	(94,270)

Total Financial Derivative Instruments	$207,420	—	—	$207,420

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2017, the Funds had no significant transfers between Levels 1 and 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at June 30, 2017:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Amundi Intermediate Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$18,937	Payable for variation margin[1]	$2,219

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Amundi Short Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$149,591	Payable for variation margin[1]	$22,281

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation for AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund of $51,559 and $207,420, respectively, as reported in the Notes to Schedules of Portfolio Investments.

For the six months ended June 30, 2017, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain/(loss) and change in unrealized gain (loss) on derivatives recognized in income was as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Amundi Intermediate Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(80,103)	Net change in unrealized appreciation (depreciation) of futures contracts	$25,168

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Amundi Short Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(483,608)	Net change in unrealized appreciation (depreciation) of futures contracts	$(58,672)

At June 30, 2017, the following Funds had TBA forward sale commitments:

(See Note 1(i) in the Notes to Financial Statements.)

AMG Managers Amundi Intermediate Government Fund

	Principal	Settlement	Current
Security	Amount	Date	Liability	Proceeds
FNMA, 3.500%, TBA 30 years	$1,000,000	07/13/17	$1,027,070	$(1,029,258)

Totals			$1,027,070	$(1,029,258)

AMG Managers Amundi Short Duration Government Fund

	Principal	Settlement	Current
Security	Amount	Date	Liability	Proceeds
FNMA, 4.000%, TBA 30 years	$3,000,000	09/25/17	$3,148,418	$(3,164,531)

Totals			$3,148,418	$(3,164,531)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2017, the following Funds had open futures contracts:

(See Note 7 in the Notes to Financial Statements.)

AMG Managers Amundi Intermediate Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year Interest Rate Swap	35	Short	09/18/17	$35,460
10-Year U.S. Treasury Note	3	Long	09/20/17	(1,038)
2-Year U.S. Treasury Note	3	Short	09/29/17	930
5-Year Interest Rate Swap	23	Short	09/18/17	9,646
5-Year U.S. Treasury Note	5	Short	09/29/17	1,316
U.S. Ultra Bond CBT Sept 17	2	Long	09/20/17	5,245

Total				$51,559

AMG Managers Amundi Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year Interest Rate Swap	71	Short	09/18/17	$71,932
10-Year U.S. Treasury Note	45	Long	09/20/17	(15,572)
2-Year U.S. Treasury Note	87	Short	09/29/17	26,970
5-Year Interest Rate Swap	484	Short	09/18/17	202,788
5-Year U.S. Treasury Note	56	Long	09/29/17	(15,453)
U.S. Ultra Bond CBT Sept 17	24	Short	09/20/17	(63,245)

Total				$207,420

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities

GSR:	Goldman Sachs REMIC
MTN:	Medium-Term Notes
REIT:	Real Estate Investment Trust
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

		AMG
	AMG	Chicago Equity
	Chicago Equity	Partners
	Partners	Small Cap Value
	Balanced Fund	Fund
Assets:
Investments at value* (including securities on loan valued at $1,795,368 and $286,337, respectively)	$186,108,267	$5,273,284
Cash	19	—
Receivable for investments sold	5,680,832	214,221
Receivable for Fund shares sold	241,547	742
Dividends, interest and other receivables	417,202	11,140
Receivable from affiliate	5,538	7,152
Prepaid expenses	24,649	16,111
Total assets	192,478,054	5,522,650
Liabilities:
Payable for investments purchased	6,173,070	17,472
Payable upon return of securities loaned	1,857,507	296,389
Payable for Fund shares repurchased	265,459	238,288
Accrued expenses:
Investment advisory and management fees	91,180	3,142
Administrative fees	22,795	760
Distribution fees - Class N	19,203	17
Shareholder servicing fees - Class N	—	10
Shareholder servicing fees - Class I	6,978	947
Professional fees	22,102	17,651
Trustees fees and expenses	927	77
Other	93,416	28,711
Total liabilities	8,552,637	603,464
Net Assets	$183,925,417	$4,919,186
Net Assets Represent:
Paid-in capital	$163,934,175	$4,829,001
Undistributed net investment income	99,835	18,449
Accumulated net realized gain (loss) from investments	5,142,908	(252,246)
Net unrealized appreciation of investments and foreign currency translations	14,748,499	323,982
Net Assets	$183,925,417	$4,919,186
* Investments at cost	$171,359,768	$4,949,302

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

		AMG
	AMG	Chicago Equity
	Chicago Equity	Partners
	Partners	Small Cap Value
	Balanced Fund	Fund
Class N Shares:
Net Assets	$92,513,326	$80,666
Shares outstanding	5,610,594	7,966
Net asset value, offering and redemption price per share	$16.49	$10.13
Class I Shares:
Net Assets	$84,968,050	$2,882,257
Shares outstanding	5,107,519	284,953
Net asset value, offering and redemption price per share	$16.64	$10.11
Class Z Shares:
Net Assets	$6,444,041	$1,956,263
Shares outstanding	387,437	193,214
Net asset value, offering and redemption price per share	$16.63	$10.12

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers	AMG Managers
	Amundi	Amundi
	Intermediate	Short Duration
	Government	Government
	Fund#	Fund#
Assets:
Investments at value*	$189,174,387	$216,802,412
Cash	—	15
Receivable for delayed delivery investments sold	61,369,557	11,790,548
Dividends, interest and other receivables	459,094	674,246
Receivable for Fund shares sold	84,600	54,152
Receivable for variation margin	18,937	149,591
Receivable from affiliate	15,489	19,132
Receivable for paydowns	2,612	75,882
Prepaid expenses	48,941	46,672
Total assets	251,173,617	229,612,650
Liabilities:
Payable for cash collateral	189,750	—
Payable to Custodian	259	—
Payable for delayed delivery investments purchased	117,728,218	14,099,979
TBA sale commitments at value (proceeds receivable of $1,029,258 and $3,164,531, respectively)	1,027,070	3,148,418
Payable for Fund shares repurchased	694,693	6,187,732
Payable for variation margin	2,219	22,281
Payable for investments purchased	—	1,858,440
Accrued expenses:
Investment advisory and management fees	53,518	69,571
Administrative fees	16,724	26,089
Shareholder servicing fees- Class N	16,528	23,636
Professional fees	27,413	26,925
Trustees fees and expenses	963	886
Other	119,336	144,284
Total liabilities	119,876,691	25,608,241
Net Assets	$131,296,926	$204,004,409
Net Assets Represent:
Paid-in capital	$133,486,953	$209,378,173
Undistributed net investment income	404,429	1,465,334
Accumulated net realized loss from investments and futures contracts	(3,293,605)	(8,227,389)
Net unrealized appreciation of investments and futures contracts	699,149	1,388,291
Net Assets	$131,296,926	$204,004,409
* Investments at cost	$188,528,985	$215,637,654

#	Effective February 27, 2017, Class S shares were renamed to Class N shares and Class I shares and Class Z shares were added as described in the Note 1 of the Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers	AMG Managers
	Amundi	Amundi
	Intermediate	Short Duration
	Government	Government
	Fund#	Fund#
Class N Shares:
Net Assets	$129,709,229	$179,911,480
Shares outstanding	12,127,925	18,845,502
Net asset value, offering and redemption price per share	$10.70	$9.55
Class I Shares:
Net Assets	$323,738	$23,485,517
Shares outstanding	30,265	2,461,369
Net asset value, offering and redemption price per share	$10.70	$9.54
Class Z Shares:
Net Assets	$1,263,959	$607,412
Shares outstanding	118,236	63,610
Net asset value, offering and redemption price per share	$10.69	$9.55

#	Effective February 27, 2017, Class S shares were renamed to Class N shares and Class I shares and Class Z shares were added as described in the Note 1 of the Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2017

		AMG	AMG Managers	AMG Managers
	AMG	Chicago Equity	Amundi	Amundi Short
	Chicago Equity	Partners	Intermediate	Duration
	Partners	Small Cap Value	Government	Government
	Balanced Fund	Fund	Fund#	Fund#
Investment Income:
Dividend income	$897,680	$67,249	$95,691	$11,897
Interest income	665,904	—	1,576,823	2,062,247
Securities lending income	5,580	1,647	—	2
Foreign withholding tax	(134)	—	—	—
Total investment income	1,569,030	68,896	1,672,514	2,074,146
Expenses:
Investment advisory and management fees	536,866	31,985	361,961	439,191
Administrative fees	134,217	7,738	113,113	164,697
Distribution fees - Class N	115,125	64	—	—
Shareholder servicing fees - Class N	—	38	112,323	161,066
Shareholder servicing fees - Class I	40,276	5,152	—	—
Registration fees	44,351	29,568	25,490	23,625
Custodian fees	28,229	8,216	35,226	33,763
Professional fees	22,470	13,605	28,921	30,801
Transfer agent fees	11,943	4,101	14,383	5,420
Reports to shareholders	11,301	4,767	18,932	25,992
Trustees fees and expenses	8,188	599	7,890	10,979
Miscellaneous	2,098	394	2,909	3,662
Total expenses before offsets/reductions	955,064	106,227	721,148	899,196
Expense reimbursements	(48,051)	(51,965)	(50,411)	—
Expense reductions	(5,881)	(3,815)	—	—
Fee waivers	—	—	(31,749)	(81,289)
Net expenses	901,132	50,447	638,988	817,907
Net investment income	667,898	18,449	1,033,526	1,256,239
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4,316,614	1,533,694	1,046,286	20,232
Net realized loss on futures contracts	—	—	(80,103)	(483,608)
Net change in unrealized appreciation (depreciation) of investments	7,226,319	(1,770,860)	(275,218)	(287,360)
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	25,168	(58,672)
Net realized and unrealized gain (loss)	11,542,933	(237,166)	716,133	(809,408)
Net increase (decrease) in net assets resulting from operations	$12,210,831	$(218,717)	$1,749,659	$446,831

#	Effective February 27, 2017, Class S shares were renamed to Class N shares and Class I shares and Class Z shares were added as described in the Note 1 of the Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Chicago Equity		AMG Chicago Equity
	Partners Balanced Fund		Small Cap Value Fund
	2017	2016#	2017	2016#
Increase (Decrease) in Net Assets
Resulting From Operations:
Net investment income	$667,898	$1,744,880	$18,449	$117,437
Net realized gain on investments	4,316,614	1,942,643	1,533,694	735,967
Net change in unrealized appreciation (depreciation) of investments	7,226,319	5,002,573	(1,770,860)	2,288,175
Net increase (decrease) in net assets resulting from operations	12,210,831	8,690,096	(218,717)	3,141,579
Distributions to Shareholders:
From net investment income:
Class N	(253,265)	(899,880)	—	(217)
Class I	(288,545)	(784,679)	—	(102,530)
Class Z	(25,683)	(62,513)	—	(19,183)
From net realized gain on investments:
Class N	—	(70,151)	(6,061)	—
Class I	—	(57,353)	(1,227,738)	—
Class Z	—	(4,375)	(285,398)	—
Total distributions to shareholders	(567,493)	(1,878,951)	(1,519,197)	(121,930)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(1,905,351)	10,393,262	(6,210,965)	(2,861,768)
Total increase (decrease) in net assets	9,737,987	17,204,407	(7,948,879)	157,881
Net Assets:
Beginning of period	174,187,430	156,983,023	12,868,065	12,710,184
End of period	$183,925,417	$174,187,430	$4,919,186	$12,868,065
End of period undistributed (distributions in excess of) net investment income	$99,835	$(570)	$18,449	—

[1]	See Note 1(g) of the Notes to Financial Statements.
#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Managers Amundi Intermediate		AMG Managers Amundi Short Duration
	Government Fund#		Government Fund#
	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,033,526	$2,538,653	$1,256,239	$4,660,640
Net realized gain (loss) on investments and futures contracts	966,183	1,044,235	(463,376)	1,422,193
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(250,050)	(577,674)	(346,032)	(3,256,852)
Net increase in net assets resulting from operations	1,749,659	3,005,214	446,831	2,825,981
Distributions to Shareholders:
From net investment income:
Class N	(999,852)	(2,324,161)	(2,154,706)	(2,527,449)
Class I	(1,749)	—	(86,787)	—
Class Z	(7,605)	—	(7,107)	—
From net realized gain on investments:
Class N	—	(2,763,558)	—	—
Class I	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(1,009,206)	(5,087,719)	(2,248,600)	(2,527,449)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(35,854,354)	(23,546,144)	(28,762,710)	(161,035,899)
Total decrease in net assets	(35,113,901)	(25,628,649)	(30,564,479)	(160,737,367)
Net Assets:
Beginning of period	166,410,827	192,039,476	234,568,888	395,306,255
End of period	$131,296,926	$166,410,827	$204,004,409	$234,568,888
End of period undistributed net investment income	$404,429	$380,109	$1,465,334	$2,457,695

#	Effective October 1, 2016, and February 27, 2017, the Fund’s share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

		For the years ended December 31,
	For the six
	months ended
Class N	June 30, 2017 (unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.45	$14.92	$15.09	$15.13	$14.19	$13.70
Income from Investment Operations:
Net investment income[1,2]	0.05	0.14 [4]	0.10 [5]	0.11	0.10 [6]	0.18
Net realized and unrealized gain on investments	1.03	0.54	0.23	1.37	2.33	1.16
Total income from investment operations	1.08	0.68	0.33	1.48	2.43	1.34
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.14)	(0.11)	(0.11)	(0.09)	(0.17)
Net realized gain on investments	—	(0.01)	(0.39)	(1.41)	(1.40)	(0.68)
Total distributions to shareholders	(0.04)	(0.15)	(0.50)	(1.52)	(1.49)	(0.85)
Net Asset Value, End of Period	$16.49	$15.45	$14.92	$15.09	$15.13	$14.19
Total Return[1]	7.02%[11]	4.59%	2.19%	9.69%	17.14%	9.86%
Ratio of net expenses to average net assets	1.09%[12,17]	1.08%[17]	1.08%[17]	1.07%[18]	1.10%[7,17]	1.17%[8,9,17]
Ratio of gross expenses to average net assets[3]	1.14%[12]	1.25%	1.36%	1.40%	1.55%[7]	1.52%[8]
Ratio of net investment income to average net assets[1]	0.67%[12]	0.94%	0.64%	0.70%	0.62%[7]	1.21%[8]
Portfolio turnover	35%[11]	119%	105%	92%	90%	110%
Net assets at end of period (000’s omitted)	$92,513	$92,502	$94,476	$41,751	$33,151	$26,047

		For the years ended December 31,
Class I	For the six months ended June 30, 2017 (unaudited)	2016#	2015	2014	2013	For the period ended December 31, 2012*
Net Asset Value, Beginning of Period	$15.59	$15.05	$15.23	$15.26	$14.30	$15.11
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.07	0.17 [4]	0.12 [5]	0.15	0.13 [6]	0.02
Net realized and unrealized gain (loss) on investments	1.04	0.54	0.23	1.37	2.36	(0.08)
Total income (loss) from investment operations	1.11	0.71	0.35	1.52	2.49	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.16)	(0.14)	(0.13)	(0.12)	(0.06)
Net realized gain on investments	—	(0.01)	(0.39)	(1.42)	(1.41)	(0.69)
Total distributions to shareholders	(0.06)	(0.17)	(0.53)	(1.55)	(1.53)	(0.75)
Net Asset Value, End of Period	$16.64	$15.59	$15.05	$15.23	$15.26	$14.30
Total Return[1]	7.11%[11]	4.79%	2.29%	9.93%	17.45%[10]	(0.36)%[10,11]
Ratio of net expenses to average net assets	0.94%[12,17]	0.93%[17]	0.93%[17]	0.86%[18]	0.92%[7,17]	0.82%[8,12,17]
Ratio of gross expenses to average net assets[3]	0.99%[12]	1.10%	1.21%	1.20%	1.39%[7]	1.62%[8,12]
Ratio of net investment income to average net assets[1]	0.82%[12]	1.09%	0.80%	0.91%	0.83%[7]	1.90%[8,12]
Portfolio turnover	35%[11]	119%	105%	92%	90%	110%[11]
Net assets at end of period (000’s omitted)	$84,968	$75,890	$60,798	$14,481	$1,581	$9

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

		For the years ended December 31,
	For the six
	months ended
Class Z	June 30, 2017 (unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.58	$15.05	$15.22	$15.26	$14.31	$13.82
Income from Investment Operations:
Net investment income[1,2]	0.07	0.18 [4]	0.14 [5]	0.15	0.14 [6]	0.21
Net realized and unrealized gain on investments	1.05	0.54	0.23	1.38	2.35	1.18
Total income from investment operations	1.12	0.72	0.37	1.53	2.49	1.39
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.18)	(0.15)	(0.15)	(0.13)	(0.21)
Net realized gain on investments	—	(0.01)	(0.39)	(1.42)	(1.41)	(0.69)
Total distributions to shareholders	(0.07)	(0.19)	(0.54)	(1.57)	(1.54)	(0.90)
Net Asset Value, End of Period	$16.63	$15.58	$15.05	$15.22	$15.26	$14.31
Total Return[1]	7.17%[11]	4.82%	2.44%	9.97%	17.45%	10.09%
Ratio of net expenses to average net assets	0.84%[12,17]	0.83%[17]	0.83%[17]	0.82%[18]	0.85%[7,17]	0.92%[8,9,17]
Ratio of gross expenses to average net assets[3]	0.89%[12]	1.00%	1.09%	1.15%	1.30%[7]	1.27%[8]
Ratio of net investment income to average net assets[1]	0.92%[12]	1.20%	0.89%	0.95%	0.88%[7]	1.46%[8]
Portfolio turnover	35%[11]	119%	105%	92%	90%	110%
Net assets at end of period (000’s omitted)	$6,444	$5,796	$1,709	$12,401	$11,122	$9,601

AMG Chicago Equity Partners Small Cap Value Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2017	For the year ended December 31,	For the period ended
Class N	(unaudited)	2016#	December 31, 2015**
Net Asset Value, Beginning of Period	$12.02	$9.39	$10.00
Income (Loss) from Investment Operations:
Net investment Income (loss)[1,2]	0.00 ###	0.08	(0.08)[5]
Net realized and unrealized gain (loss) on investments	(0.15)	2.64	(0.53)
Total income (loss) from investment operations	(0.15)	2.72	(0.61)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	—
Net realized gain on investments	(1.74)	—	—
Total distributions to shareholders	(1.74)	(0.09)	—
Net Asset Value, End of Period	$10.13	$12.02	$9.39
Total Return[1]	(1.62)%[11]	29.00%	(6.10)%[11]
Ratio of net expenses to average net assets	1.31%[12,20]	1.33%[17]	1.32%[12,19]
Ratio of gross expenses to average net assets[3]	2.36%[12]	2.26%	2.34%[12]
Ratio of net investment income (loss) to average net assets[1]	0.02%[12]	0.77%	(0.77)%[12]
Portfolio turnover	65%[11]	146%	138%[11]
Net assets at end of period (000’s omitted)	$81	$30	$16

	For the six
	months ended
	June 30, 2017	For the year ended December 31,	For the period ended
Class I	(unaudited)	2016#	December 31, 2015**
Net Asset Value, Beginning of Period	$11.99	$9.35	$10.00
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.02	0.09	0.10 [5]
Net realized and unrealized gain (loss) on investments	(0.17)	2.65	(0.68)
Total income (loss) from investment operations	(0.15)	2.74	(0.58)
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.07)
Net realized gain on investments	(1.73)	—	—
Total distributions to shareholders	(1.73)	(0.10)	(0.07)
Net Asset Value, End of Period	$10.11	$11.99	$9.35
Total Return[1]	(1.57)%[11]	29.34%	(5.77)%[11]
Ratio of net expenses to average net assets	1.04%[12,20]	1.06%[17]	1.03%[12,19]
Ratio of gross expenses to average net assets[3]	2.08%[12]	1.85%	1.85%[12]
Ratio of net investment income to average net assets[1]	0.30%[12]	0.96%	0.98%[12]
Portfolio turnover	65%[11]	146%	138%[11]
Net assets at end of period (000’s omitted)	$2,882	$10,888	$11,085

AMG Chicago Equity Partners Small Cap Value Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2017	For the year ended December 31,	For the period ended
Class Z	(unaudited)	2016#	December 31, 2015**
Net Asset Value, Beginning of Period	$11.99	$9.35	$10.00
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.03	0.11	0.11 [5]
Net realized and unrealized gain (loss) on investments	(0.17)	2.65	(0.68)
Total income (loss) from investment operations	(0.14)	2.76	(0.57)
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.08)
Net realized gain on investments	(1.73)	—	—
Total distributions to shareholders	(1.73)	(0.12)	(0.08)
Net Asset Value, End of Period	$10.12	$11.99	$9.35
Total Return[1]	(1.48)%[11]	29.49%	(5.69)%[11]
Ratio of net expenses to average net assets	0.91%[12,20]	0.92%[17]	0.92%[12,19]
Ratio of gross expenses to average net assets[3]	1.96%[12]	1.71%	3.06%[12]
Ratio of net investment income to average net assets[1]	0.42%[12]	1.04%	1.07%[12]
Portfolio turnover	65%[11]	146%	138%[11]
Net assets at end of period (000’s omitted)	$1,956	$1,950	$1,609

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2017	For the years ended December 31,
Class N	(unaudited)##	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.65	$10.81	$10.96	$10.64	$10.98	$11.10
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.01	0.14	0.11	0.17	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.11	0.01	0.01	0.54	(0.32)	0.14
Total income (loss) from investment operations	0.12	0.15	0.12	0.71	(0.14)	0.34
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.13)	(0.10)	(0.17)	(0.18)	(0.20)
Net realized gain on investments	—	(0.18)	(0.17)	(0.22)	(0.02)	(0.26)
Total distributions to shareholders	(0.07)	(0.31)	(0.27)	(0.39)	(0.20)	(0.46)
Net Asset Value, End of Period	$10.70	$10.65	$10.81	$10.96	$10.64	$10.98
Total Return[1]	1.16%[11]	1.42%	1.09%[10]	6.73%[10]	(1.25)%[10]	3.15%[10]
Ratio of net expenses to average net assets	0.85%[12]	0.88%	0.88%	0.89%	0.91%[13]	0.89%[14]
Ratio of gross expenses to average net assets[3]	0.96%[12]	0.93%	0.92%	0.96%	0.94%[13]	0.92%[14]
Ratio of net investment income to average net assets[1]	1.37%[12]	1.32%	0.99%	1.54%	1.64%[13]	1.81%[14]
Portfolio turnover	9%[11]	17%	21%	11%	29%	21%
Net assets at end of period (000’s omitted)	$129,709	$166,411	$192,039	$174,138	$136,915	$185,898

For the period ended
Class I	June 30, 2017 (unaudited)***
Net Asset Value, Beginning of Period	$10.70
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized loss on investments	0.00 ###
Total income from investment operations	0.06
Less Distributions to Shareholders from:
Net investment income	(0.06)
Net Asset Value, End of Period	$10.70
Total Return[1]	0.54%[11]
Ratio of net expenses to average net assets	0.68%[12]
Ratio of gross expenses to average net assets[3]	0.81%[12]
Ratio of net investment income to average net assets[1]	1.52%[12]
Portfolio turnover	9%[11]
Net assets at end of period (000’s omitted)	$324

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each period

For the period ended
Class Z	June 30, 2017 (unaudited)***
Net Asset Value, Beginning of Period	$10.70
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized loss on investments	(0.01)
Total income from investment operations	0.05
Less Distributions to Shareholders from:
Net investment income	(0.06)
Net Asset Value, End of Period	$10.69
Total Return[1]	0.45%[11]
Ratio of net expenses to average net assets	0.68%[12]
Ratio of gross expenses to average net assets[3]	0.81%[12]
Ratio of net investment income to average net assets[1]	1.52%[12]
Portfolio turnover	9%[11]
Net assets at end of period (000’s omitted)	$1,264

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2017	For the years ended December 31,
Class N	(unaudited)##	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of period	$9.63	$9.62	$9.65	$9.64	$9.65	$9.57
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.05	0.16	0.02	0.05	0.03	0.08
Net realized and unrealized gain (loss) on investments	(0.03)	(0.05)	(0.03)	0.01	(0.01)	0.08
Total income (loss) from investment operations	0.02	0.11	(0.01)	0.06	0.02	0.16
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.10)	(0.02)	(0.05)	(0.03)	(0.08)
Net Asset Value, End of Period	$9.55	$9.63	$9.62	$9.65	$9.64	$9.65
Total Return[1]	0.20%[11]	1.10%	(0.15)%	0.60%	0.20%	1.64%
Ratio of net expenses to average net assets	0.75%[12]	0.80%	0.79%	0.80%	0.79%[15]	0.81%[16]
Ratio of gross expenses to average net assets[3]	0.82%[12]	0.80%	0.79%	0.80%	0.79%[15]	0.81%[16]
Ratio of net investment income to average net assets[1]	1.14%[12]	1.69%	0.25%	0.47%	0.27%[15]	0.80%[16]
Portfolio turnover	15%[11]	37%	51%	41%	48%	49%
Net assets at end of period (000’s omitted)	$179,911	$234,569	$395,306	$385,246	$422,488	$466,415

For the period ended
Class I	June 30, 2017 (unaudited)***
Net Asset Value, Beginning of Period	$9.64
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.04
Net realized and unrealized loss on investments	(0.05)
Total loss from investment operations	(0.01)
Less Distributions to Shareholders from:
Net investment income	(0.09)
Net Asset Value, End of Period	$9.54
Total Return[1]	(0.13)%[11]
Ratio of net expenses to average net assets	0.56%[12]
Ratio of gross expenses to average net assets[3]	0.67%[12]
Ratio of net investment income to average net assets[1]	1.29%[12]
Portfolio turnover	15%[11]
Net assets at end of period (000’s omitted)	$23,486

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

For the period ended
Class Z	June 30, 2017 (unaudited)***
Net Asset Value, Beginning of Period	$9.64
Income from Investment Operations:
Net investment income[1,2]	0.04
Net realized and unrealized loss on investments	(0.04)
Total income (loss) from investment operations	0.00
Less Distributions to Shareholders from:
Net investment income	(0.09)
Net Asset Value, End of Period	$9.55
Total Return[1]	(0.03)%[11]
Ratio of net expenses to average net assets	0.56%[12]
Ratio of gross expenses to average net assets[3]	0.67%[12]
Ratio of net investment income to average net assets[1]	1.29%[12]
Portfolio turnover	15%[11]
Net assets at end of period (000’s omitted)	$607

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund were renamed Class N, Class I and Class Z, respectively; and the shares of AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund were reclassified and redesignated as Class S shares.

##	Effecitive February 27, 2017, Class S of AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund were renamed Class N.

###	Less than $0.05.

*	Commencement of operations was December 1, 2012.

**	Commencement of operations was January 2, 2015.

***	Commencement of operations was February 27, 2017.

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.

[2]	Per share numbers have been calculated using average shares.

[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for AMG Chicago Equity Partners Balanced Fund’s Class N, Class I, and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.11, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Class N, Class I and Class Z shares, respectively, and net investment income (loss) per share would have been $(0.09), $0.09, and $0.10 for AMG Chicago Equity Partners Small Cap Value Fund’s Class N, Class I and Class Z shares, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.12, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Class N, Class I, and Class Z shares, respectively.

[7]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.014% and 0.019% of average net assets for the Class N, Class I and Class Z, respectively.

[8]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.004% of average net assets for the Class N, Class I and Class Z, respectively.

[9]	Effective July 1, 2012, the Fund’s expense cap was reduced to 0.84% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2012.

[10]	The total return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.

[11]	Not annualized.

[12]	Annualized.

[13]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.

[14]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.

[15]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.

[16]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.

[17]	Includes reduction from broker recapture amounting to less than 0.01%.

[18]	Includes reduction from broker recapture amounting to 0.02%.

[19]	Includes reduction from broker recapture amounting to 0.03%.

[20]	Includes reduction from broker recapture amounting to 0.04%.

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG Chicago Equity Partners Small Cap Value Fund (“Small Cap Value”) and AMG Funds II: AMG Chicago Equity Partners Balanced Fund (“Balanced”), AMG Managers Amundi Intermediate Government Fund (“Intermediate Government”) and AMG Managers Amundi Short Duration Government Fund (“Short Duration”), each a “Fund” and collectively the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed or redesignated. Both Balanced and Small Cap Value previously offered Investor Class shares, Service Class shares, and Institutional Class shares which were renamed to Class N, Class I and Class Z, respectively; and Intermediate Government and Short Duration’s shares were reclassified and redesignated to Class S. Effective February 27, 2017, Intermediate Government and Short Duration’s Class S shares were renamed Class N and both funds commenced offering Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from the Investment Manager are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the

Notes to Financial Statements (continued)

differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2017, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Balanced - $5,881 or less than 0.01%, Small Cap Value - $3,815 or 0.04%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes, wash sales, futures and tax straddles.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Expires December 31,
Small Cap Value
(Post-Enactment)	$262,416	—	Unlimited
Short Duration
(Pre-Enactment)	$585,044	—	2017
(Post-Enactment)	—	$4,175,495	Unlimited

As of June 30, 2017, Balanced and Intermediate Government had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should Balanced and Intermediate Government incur net capital losses for the year ending December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Balanced				Small Cap
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	634,105	$10,233,449	3,377,841	$49,948,934	5,403	$56,938	1,549	$18,593
Reinvestment of distributions	12,803	208,413	53,953	817,953	567	5,889	17	207
Cost of shares repurchased	(1,023,558)	(16,476,649)	(3,777,688)	(56,409,174)	(518)	(5,117)	(783)	(7,962)

Net increase (decrease)	(376,650)	$(6,034,787)	(345,894)	$(5,642,287)	5,452	$57,710	783	$10,838

Class I:
Proceeds from sale of shares	671,435	$10,923,623	2,263,148	$34,028,928	44,845	$526,006	181,690	$1,853,567
Reinvestment of distributions	6,973	114,544	19,571	299,586	118,507	1,227,738	8,418	102,527
Cost of shares repurchased	(439,560)	(7,152,170)	(1,453,335)	(22,061,566)	(786,808)	(8,341,034)	(467,369)	(4,771,305)

Net increase (decrease)	238,848	$3,885,997	829,384	$12,266,948	(623,456)	$(6,587,290)	(277,261)	$(2,815,211)

Class Z:
Proceeds from sale of shares	52,451	$848,397	323,484	$4,749,655	9,573	$113,602	43,104	$418,513
Reinvestment of distributions	1,422	23,362	4,203	64,334	27,522	285,399	1,575	19,183
Cost of shares repurchased	(38,357)	(628,320)	(69,342)	(1,045,388)	(6,525)	(80,386)	(54,112)	(495,091)

Net increase (decrease)	15,516	$243,439	258,345	$3,768,601	30,570	$318,615	(9,433)	$(57,395)

Notes to Financial Statements (continued)

	Intermediate Government				Short Duration
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,591,720	$16,984,818	6,031,612	$66,129,198	3,327,815	$31,989,143	36,112,882	$103,879,750
Reinvestment of distributions	85,467	911,916	431,895	4,630,731	198,294	1,900,694	221,824	2,135,935
Cost of shares repurchased	(5,177,500)	(55,320,733)	(8,607,228)	(94,306,073)	(9,044,401)	(86,858,086)	(53,058,101)	(267,051,584)

Net increase (decrease)	(3,500,313)	$(37,423,999)	(2,143,721)	$(23,546,144)	(5,518,292)	$(52,968,249)	(16,723,395)	$(161,035,899)

Class I:*
Proceeds from sale of shares	39,448	$419,378	—	—	3,193,745	$30,583,213	—	—
Reinvestment of distributions	164	1,750	—	—	2,817	26,980	—	—
Cost of shares repurchased	(9,347)	(99,446)	—	—	(735,193)	(7,018,955)	—	—

Net increase (decrease)	30,265	$321,682	—	—	2,461,369	$23,591,238	—	—

Class Z:*
Proceeds from sale of shares	159,921	$1,694,771	—	—	101,992	$982,196	—	—
Reinvestment of distributions	712	7,605	—	—	742	7,108	—	—
Cost of shares repurchased	(42,397)	(454,413)	—	—	(39,124)	(375,003)	—	—

Net increase (decrease)	118,236	$1,247,963	—	—	63,610	$614,301	—	—

*	Commencement of operations was February 27, 2017.

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Balanced - two own 43%; Small Cap Value - two own 34%; Intermediate Government - two own 52%; Short Duration - three own 71%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Balanced and Small Cap Value were $1,857,507 and $296,389, respectively.

i. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

All Funds except Small Cap Value may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above.

Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

All Funds except Small Cap Value may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to

Notes to Financial Statements (continued)

purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Funds’ Statement of Assets and Liabilities. For financial reporting purposes, the Funds do not offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. The investment portfolio of Balanced and Small Cap Value are managed by Chicago Equity Partners, LLC (“CEP”). AMG indirectly owns a majority interest in CEP.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.60%
Small Cap Value	0.62%
Intermediate Government	0.48%
Short Duration	0.40%

Prior to October 1, 2016, the annual rate for the investment management fees was 0.70%, 0.62%, 0.70% and 0.70% of each Fund’s average daily net assets of Balanced, Small Cap Value, Intermediate Government and Short Duration, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Balanced and Small Cap Value to 0.84% and 0.95%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.74% of Intermediate Government’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

Effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to waive Intermediate Government’s management fee by 0.05%, from 0.48% to 0.43%, and Short Duration’s management fee by 0.11%, from 0.40% to 0.29%. For the six months ended June 30, 2017, the management fee for Intermediate Government and Short Duration was reduced by $24,915 and $81,289, respectively.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from Balanced, Small Cap Value and Intermediate Government, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements to exceed the contractual expense limitation amount.

At June 30, 2017, the Funds’ expiration of recoupment are as follows:

Expiration Period	Balanced	Small Cap Value
Less than 1 year*	$195,228	$41,607
Within 2 years	314,884	99,379
Within 3 years	172,173	105,538

Total Amount Subject to Recoupment	$682,285	$246,524

Intermediate
Expiration Period	Government
Less than 1 year*	$66,607
Within 2 years	77,990
Within 3 years	106,739

Total Amount Subject to Recoupment	$251,336

*	A portion of this represents the expiration amount through the year ending December 31, 2017 of $101,794, $0 and $60,701 for Balanced, Small Cap Value and Intermediate Duration, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in the JPMorgan Money Market Funds.

Notes to Financial Statements (continued)

For the six months ended June 30, 2017, the investment management fee for Intermediate Government was reduced by $6,834.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, Balanced and Small Cap Value paid an administration fee under a similar contract at an annual rate of 0.20% and 0.25%, respectively, of each Fund’s average daily net assets while Intermediate Government and Short Duration did not pay an administration fee.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, Balanced and Small Cap Value may make payments to the Distributor for their expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N of Small Cap Value, Intermediate Government and Short Duration and Class I of Balanced, Small Cap Value, Intermediate Government and Short Duration, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Balanced
Class I	0.10%	0.10%
Small Cap Value
Class N	0.15%	0.15%
Class I	0.15%	0.12%
Intermediate Government
Class N*	0.15%	0.15%
Class I**	0.05%	0.00%
Short Duration
Class N*	0.15%	0.15%
Class I**	0.05%	0.00%

*	Effective October 1, 2016, the maximum annual rate was increased to 0.15% from 0.10%.
**	Effective February 27, 2017, Class I shares were authorized up to a maximum annual rate of 0.05%.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, Short Duration lent varying amounts not exceeding $1,536,965 for five days earning interest of $284. The interest amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2017, Balanced, Small Cap Value and Intermediate Government neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

Notes to Financial Statements (continued)

	Long-Term Securities
Fund	Purchases	Sales
Balanced	$50,056,989	$50,288,390
Small Cap Value	6,609,140	15,149,316
Intermediate Government	2,556,163	8,566,473
Short Duration	15,211,625	17,253,205

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$13,078,979	$14,365,813
Intermediate Government	14,002,462	17,748,190
Short Duration	15,897,748	29,450,175

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Balanced	$1,795,368	$1,857,507
Small Cap Value	286,337	296,389

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position and results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended June 30, 2017, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Intermediate Government	Short Duration
Financial futures contracts:
Average number of contracts purchased	5	85
Average number of contracts sold	67	682
Average notional value of contracts purchased	$698,875	$10,340,026
Average notional value of contracts sold	$6,926,477	$85,912,400

7. FUTURES CONTRACTS

A Fund may enter into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Variation margin payments are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-counter (“OTC”) futures, daily variation margin payments are not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

8. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of a Fund may be sensitive to interest rate fluctuations because a Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule

Notes to Financial Statements (continued)

as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

9. DOLLAR ROLL AGREEMENTS

All Funds except Small Cap Value may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

10. STRIPPED SECURITIES

Intermediate Government and Short Duration may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Funds’ portfolios against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Balanced
BNP Paribas S.A.	$36,079	$36,079	—	—
Cantor Fitzgerald Securities, Inc.	755,941	755,941	—	—
HSBC Securities USA, Inc.	43,917	43,917	—	—
Jefferies LLC	21,570	21,570	—	—
State of Wisconsin Investment Board	1,000,000	1,000,000

Totals	$1,857,507	$1,857,507	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Small Cap Value
BNP Paribas S.A.	$12,470	$12,470	—	—
Citibank N.A.	261,285	261,285	—	—
HSBC Securities USA, Inc.	15,179	15,179	—	—
Jefferies LLC	7,455	7,455	—	—

Totals	$296,389	$296,389	—	—

12. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Amundi Intermediate Government Fund (formerly AMG Managers Intermediate Duration Government Fund), AMG Managers Amundi Short Duration Government Fund (formerly AMG Managers Short Duration Government Fund), AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG Managers Amundi Intermediate Government Fund (formerly AMG Managers Intermediate Duration Government Fund), AMG Managers Amundi Short Duration Government Fund (formerly AMG Managers Short Duration Government Fund), AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 dated July 1, 2015, and Amendment No. 3 dated October 1, 2016, to the Investment Management Agreement with AMG Funds II and separately each of Amendment No. 1 dated July 1, 2015, and Amendment No. 2 dated October 1, 2016, to the Investment Management Agreement with AMG Funds (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment

Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to or replacements of any Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Small Cap Value Fund and AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the applicable Funds, noting that the Investment Manager provides administrative and shareholder services to the Funds pursuant to an Administration Agreement with the Funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from Chicago Equity Partners, LLC (“CEP”) to the Investment Manager, and any other payments made or to be made from the Investment Manager to CEP. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for AMG Managers Amundi Intermediate Government Fund, AMG Chicago Equity Partners Balanced Fund and AMG Chicago Equity Partners Small Cap Value Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to Amundi Smith Breeden LLC (“Amundi”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with Amundi. In addition, the Trustees considered other potential benefits of the subadvisory relationship to Amundi, including, among others, the indirect benefits that Amundi may receive from its relationship with a Fund, including any so-called “fallout benefits” to Amundi, such as reputational value derived from Amundi serving as Subadviser to a Fund, which bears Amundi’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by Amundi and the profitability to Amundi of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by Amundi to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager, and the Trustees reviewed information regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship. The Trustees noted that, because CEP is an affiliate of the Investment Manager, a portion of CEP’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services CEP provides in performing its functions under the applicable Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Amundi Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, below, below and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month T-Bill Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance relative to the Fund Benchmark and the Fund’s underperformance relative to the Peer Group. The Trustees noted that the Fund outperformed the Fund Benchmark for all relevant time periods and that Class N shares of the Fund ranked in the second quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) as of March 31, 2017 were both higher than the average for the Fund’s Peer Group. The Trustees also noted that, effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to waive the Fund’s advisory fee by 0.11%, from 0.40% to 0.29%. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Amundi Intermediate Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above the median performance of the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to the Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 5-year period, in the top quintile relative to its Peer Group for the 3-year and 10-year periods, and in the top quartile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.74%. The Trustees also noted that, effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to waive the Fund’s advisory fee by 0.05%, from 0.48% to 0.43%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Chicago Equity Partners Balanced Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, a Composite Index (60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also noted that the Fund’s longer-term performance results ranked strongly relative to its Peer Group and that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all the factors considered.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the

Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Chicago Equity Partners Small Cap Value Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2017 and for the period from the Fund’s inception on December 31, 2014 through March 31, 2017 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund outperformed its Peer Group for all relevant time periods and that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadviser’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR009-0617	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG GW&K Enhanced Core Bond Fund

Class N: MFDAX    |    Class I: MFDSX    |    Class C: MFDCX    |    Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX    |    Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX    |    Class I: GWMEX    |    Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX    |    Class I: GWEIX    |    Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX    | Class I: GWGIX | Class Z: GWGZX

www.amgfunds.com |	SAR019-0617

AMG Funds

Semi-Annual Report—June 30, 2017

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG GW&K Enhanced Core Bond Fund	6
AMG GW&K Municipal Bond Fund	10
AMG GW&K Municipal Enhanced Yield Fund	16
AMG GW&K Small Cap Core Fund	20
AMG GW&K Small/Mid Cap Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	29
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	31
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	32
Detail of changes in net assets for the past two periods

Financial Highlights	34
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	43

Notes to Financial Statements	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	54

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2017	the Period	01/01/17	06/30/17	the Period*
AMG GW&K Enhanced Core Bond Fund
Class N
Based on Actual Fund Return	0.76%	$1,000	$1,025	$3.82
Hypothetical (5% return before expenses)	0.76%	$1,000	$1,021	$3.81
Class I
Based on Actual Fund Return	0.62%	$1,000	$1,027	$3.12
Hypothetical (5% return before expenses)	0.62%	$1,000	$1,022	$3.11
Class C
Based on Actual Fund Return	1.52%	$1,000	$1,022	$7.62
Hypothetical (5% return before expenses)	1.52%	$1,000	$1,017	$7.60
Class Z
Based on Actual Fund Return	0.52%	$1,000	$1,026	$2.61
Hypothetical (5% return before expenses)	0.52%	$1,000	$1,022	$2.61
AMG GW&K Municipal Bond Fund
Class N
Based on Actual Fund Return	0.70%	$1,000	$1,039	$3.54
Hypothetical (5% return before expenses)	0.70%	$1,000	$1,021	$3.51
Class I**
Based on Actual Fund Return	0.37%	$1,000	$1,040	$1.87
Hypothetical (5% return before expenses)	0.37%	$1,000	$1,023	$1.86
AMG GW&K Municipal Enhanced Yield Fund
Class N
Based on Actual Fund Return	1.00%	$1,000	$1,052	$5.09
Hypothetical (5% return before expenses)	1.00%	$1,000	$1,020	$5.01
Class I**
Based on Actual Fund Return	0.64%	$1,000	$1,053	$3.26
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.21
Class Z***
Based on Actual Fund Return	0.59%	$1,000	$1,037	$2.04
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.96
AMG GW&K Small Cap Core Fund
Class N
Based on Actual Fund Return	1.31%	$1,000	$1,096	$6.81
Hypothetical (5% return before expenses)	1.31%	$1,000	$1,018	$6.56
Class I**
Based on Actual Fund Return	0.95%	$1,000	$1,098	$4.94
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76
Class Z***
Based on Actual Fund Return	0.90%	$1,000	$1,044	$3.12
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51

2

About Your Fund’s Expenses

(continued)

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2017	the Period	01/01/17	06/30/17	the Period*
AMG GW&K Small/Mid Cap Fund
Class N***
Based on Actual Fund Return	1.10%	$1,000	$1,024	$3.78
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.51
Class I
Based on Actual Fund Return	0.94%	$1,000	$1,083	$4.85
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.71
Class Z***
Based on Actual Fund Return	0.85%	$1,000	$1,025	$2.92
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Effective June 23, 2017, Class S shares converted into Class I shares.
***	Commenced operations on February 27, 2017 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (124), then divided by 365.

3

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six	One	Five	Ten	Since	Inception
	Months*	Year	Years	Years	Inception	Date
AMG GW&K Enhanced Core Bond Fund [2,3,4,6,7,19,20]
Class N	2.50%	0.47%	2.44%	4.60%	5.49%	01/02/97
Class I	2.67%	0.64%	—	—	1.96%	11/30/12
Class C8	2.22%	(0.27)%	1.69%	3.82%	4.67%	03/05/98
Class Z	2.62%	0.73%	2.68%	4.86%	5.88%	01/02/97
Bloomberg Barclays U.S. Aggregate
Bond Index[9]	2.27%	(0.31)%	2.21%	4.48%	5.29%	01/02/97	†
AMG GW&K Municipal Bond Fund [2,3,6,7,10]
Class N	3.87%	(0.84)%	2.74%	—	4.57%	06/30/09
Class I	4.03%	(0.48)%	3.18%	—	5.07%	06/30/09
Bloomberg Barclays 10-Year Municipal Bond Index[12]	4.18%	(0.41)%	3.40%	5.13%	5.13%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund [2,3,5,6,7,8,11,12,21]
Class N	5.16%	(2.51)%	4.29%	—	7.07%	07/27/09
Class I	5.25%	(2.09)%	4.75%	4.82%	4.79%	12/30/05
Class Z	—	—	—	—	3.73%	02/24/17
Bloomberg Barclays U.S. Municipal Bond BAA Index[13]	4.32%	(0.59)%	3.60%	3.52%	3.79%	12/30/05	†
AMG GW&K Small Cap Core Fund [2,8,14,15]
Class N	9.61%	21.11%	14.18%	7.90%	8.33%	12/10/96
Class I	9.78%	21.60%	14.64%	—	15.73%	07/27/09
Class Z	—	—	—	—	4.40%	02/24/17
Russell 2000® Index[16]	4.99%	24.60%	13.70%	6.92%	8.29%	12/10/96	†
AMG GW&K Small/Mid Cap Fund [2,15,17,22,23]
Class N	—	—	—	—	2.42%	02/24/17
Class I	8.27%	19.27%	—	—	3.03%	06/30/15
Class Z	—	—	—	—	2.51%	02/24/17
Russell 2000® Growth Index[18]	9.97%	24.40%	13.98%	7.82%	5.37%	06/30/15	†
Russell 2500TM Index[24]	5.97%	19.84%	14.04%	7.42%	7.44%	06/30/15

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[5]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[6]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[7]	Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[8]	Closed to new investments.
[9]	The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

4

Fund Performance (continued)

[10]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[11]	The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 year (8-12) component of the Municipal bond index. It is a rules-based, market-value-weighted Index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/BBB or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.
[12]	The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of AMG Funds, as of the close of business on November 7, 2008.
[13]	The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays Capital Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Barclays Capital Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[14]	The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc.
[15]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[16]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, The Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[17]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[18]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[19]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[20]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[21]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[22]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[23]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[24]	The Russell 2500TM Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. The Russell 2500TM Index replaced the Russell 2000® Growth Index as the Fund’s primary benchmark on February 27, 2017 because the Investment Manager and the Subadviser believe the Russell 2500TM Index is more representative of the Fund’s current investment strategies.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Enhanced Core Bond Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

AMG GW&K Enhanced
Sector	Core Bond Fund*
U.S. Government and Agency Obligations	40.5%
Industrials	33.7%
Financials	18.0%
Municipal Bonds	6.5%
Other Assets and Liabilities	1.3%

*	As a percentage of net assets.

Rating	AMG GW&K Enhanced Core Bond Fund**
U.S. Government and Agency Obligations	41.0%
Aaa	1.0%
Aa	10.7%
A	11.3%
Baa	27.4%
Ba	8.6%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 10/01/43***	6.5%
FNMA, 4.500%, 04/01/41***	4.4
United States Treasury Bonds, 4.500%, 2/15/36	3.0
FHLMC Gold Pool, 5.000%, 10/01/36***	3.0
United States Treasury Notes, 2.000%, 11/30/22***	3.0
Apple, Inc., 1.680%, 02/09/22	2.5
Wells Fargo & Co., 2.112%, 02/11/22	2.5
FNMA, 4.000%, 09/01/25	2.4
FNMA, 3.500%, 11/01/42	2.2
FNMA, 4.500%, 05/01/39***	2.1

Top Ten as a Group	31.6%

***	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Principal Amount	Value
Corporate Bonds and Notes - 51.7%
Financials - 18.0%
American Tower Corp., 4.400%, 02/15/26	$571,000	$599,517
Bank of America Corp., MTN, 3.875%, 08/01/25	851,000	881,282
CIT Group, Inc., 5.375%, 05/15/20	558,000	601,942
Citigroup, Inc., 2.050%, 12/07/18	1,185,000	1,187,176
Crown Castle International Corp., 5.250%, 01/15/23	533,000	592,793
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	946,000	1,185,851
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	568,000	608,479
International Lease Finance Corp., 8.250%, 12/15/20	576,000	679,628
JPMorgan Chase & Co., Series S, 6.750%, 08/01/65[2,3]	553,000	629,038
Morgan Stanley, GMTN, 5.500%, 07/28/21	529,000	587,123
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	559,000	567,030
Wells Fargo & Co., 2.112%, 02/11/22 (08/11/17)[4]	1,422,000	1,434,772
Weyerhaeuser Co., 8.500%, 01/15/25	645,000	862,909
Total Financials		10,417,540
Industrials - 33.7%
The ADT Corp., 6.250%, 10/15/21	262,000	286,563
American Airlines Group, Inc., 6.125%, 06/01/18	280,000	288,960
Apple, Inc., 1.680%, 02/09/22 (08/09/17)[4]	1,437,000	1,452,547
ArcelorMittal, 6.000%, 03/01/21	265,000	286,531
Automatic Data Processing, Inc., 3.375%, 09/15/25	815,000	847,884
Ball Corp., 5.250%, 07/01/25	591,000	654,533
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	696,000	919,179
CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	574,000	623,685
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	560,000	605,964
Comcast Corp., 7.050%, 03/15/33	440,000	602,338
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/23	565,000	593,250
CSX Corp., 2.600%, 11/01/26	618,000	597,348
CVS Health Corp., 5.125%, 07/20/45	495,000	569,679
Eagle Materials, Inc., 4.500%, 08/01/26	607,000	623,692
Georgia-Pacific LLC, 8.000%, 01/15/24	460,000	590,876
HCA, Inc., 5.000%, 03/15/24	734,000	778,958
International Paper Co., 3.000%, 02/15/27	608,000	586,349
Kaiser Foundation Hospitals, 3.150%, 05/01/27	582,000	583,099
Leidos Holdings, Inc., 4.450%, 12/01/20	277,000	290,850
Lennar Corp., 4.750%, 11/15/22	592,000	631,220
Masco Corp., 4.375%, 04/01/26	594,000	636,590
McDonald’s Corp., MTN, 3.700%, 01/30/26	568,000	589,284
Microsoft Corp., 3.750%, 02/12/45	595,000	592,870

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 33.7% (continued)
Molson Coors Brewing Co., 3.000%, 07/15/26	$594,000	$572,453
Northrop Grumman Corp., 3.200%, 02/01/27	602,000	607,351
Omnicom Group, Inc., 3.600%, 04/15/26	590,000	594,714
Owens Corning, 4.200%, 12/15/22	580,000	612,659
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	273,000	289,380
Toll Brothers Finance Corp., 6.750%, 11/01/19[1]	276,000	304,290
United Continental Holdings, Inc., 6.375%, 06/01/18	280,000	290,850
Verizon Communications, Inc., 4.400%, 11/01/34	575,000	571,455
Vulcan Materials Co., 4.500%, 04/01/25	412,000	440,673
Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	900,000	899,807
Total Industrials		19,415,881
Total Corporate Bonds and Notes (cost $29,505,896)		29,833,421
Municipal Bonds - 6.5%
California State General Obligation, School Improvements, 7.550%, 04/01/39	745,000	1,138,151
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	545,000	582,872
Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	685,000	865,881
Metropolitan Transportation Authority Revenue, Transit Improvements, 6.668%, 11/15/39	420,000	574,732
New Jersey Economic Development Authority, Pension Funding, Series A, 7.425%, 02/15/29 (National Insured)[5]	473,000	581,809
Total Municipal Bonds (cost $3,667,179)		3,743,445
U.S. Government and Agency Obligations - 40.5%
Federal Home Loan Mortgage Corporation - 3.0%
FHLMC Gold Pool, 5.000%, 10/01/36	1,580,282	1,728,261
Federal National Mortgage Association - 27.7%
FNMA, 3.500%, 11/01/42 to 03/01/46	2,297,795	2,369,854
4.000%, 09/01/25 to 10/01/44	7,568,604	8,001,870
4.500%, 05/01/39 to 04/01/41	4,391,256	4,759,913
5.000%, 08/01/35	739,934	812,473
Total Federal National Mortgage Association		15,944,110
U.S. Treasury Obligations - 9.8%
United States Treasury Bonds, 3.500%, 02/15/39	527,000	595,592
4.500%, 02/15/36	1,368,000	1,766,243
6.250%, 08/15/23	811,000	1,009,584
United States Treasury Notes, 1.750%, 03/31/22	585,000	582,063
2.000%, 11/30/22	1,715,000	1,718,886
Total U.S. Treasury Obligations		5,672,368
Total U.S. Government and Agency Obligations (cost $23,400,341)		23,344,739

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 2.0%
Repurchase Agreements - 0.2%[6]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.080% total to be received $4,989 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $5,089)	$4,989	$4,989
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $104,559 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $106,640)	104,549	104,549
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.070% total to be received $6,075 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $6,195)	6,074	6,074
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.210% total to be received $2,983 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $3,043)	2,983	2,983
Total Repurchase Agreements		118,595

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[7]	1,042,445	1,042,445
Total Short-Term Investments (cost $1,161,040)		1,161,040
Total Investments - 100.7% (cost $57,734,456)		58,082,645
Other Assets, less Liabilities - (0.7)%		(426,987)
Net Assets - 100.0%		$57,655,658

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Bond Fund*
General Obligation	33.8%
Transportation	20.6%
Utilities	16.1%
Public Services	9.8%
Healthcare	7.2%
Education	7.1%
Industrial Development	1.2%
Tax	1.2%
Certificate of Participation	0.7%
Other	0.7%
Other Assets & Liabilities	1.6%

*	As a percentage of net assets.

Rating	AMG GW&K Municipal Bond Fund**
Aaa	30.4%
Aa	57.4%
A	10.9%
Baa	1.3%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26***	1.8%
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	1.6
State of Michigan, 5.000%, 03/15/27***	1.6
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27***	1.4
State of Washington,Water Utility Improvements Revenue, Series 2013 A, 5.000%, 08/01/25	1.4
New York City General Obligation, Series I, 5.000%, 08/01/24***	1.3
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27***	1.3
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	1.3
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	1.2
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	1.2

Top Ten as a Group	14.1%

***	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Principal Amount	Value
Municipal Bonds - 98.5%
Arizona - 2.9%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	$4,355,000	$5,107,500
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	18,265,350
Salt River Project Agricultural Improvement & Power District, Series A, 5.000%, 12/01/24	5,000,000	5,789,100
Total Arizona		29,161,950
California - 7.3%
California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, 5.000%, 10/01/28	5,000,000	6,270,600
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/27	1,200,000	1,438,080
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/30	1,620,000	1,890,686
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/31	1,000,000	1,158,960
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/32	1,855,000	2,136,570
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,051,150
California State University, Series A, 5.000%, 11/01/29	4,525,000	5,387,194
Los Angeles Unified School District, Series A, 5.000%, 07/01/23	10,000,000	11,996,700
State of California, 5.000%, 09/01/25	10,000,000	12,339,400
State of California, 5.000%, 08/01/29	7,000,000	8,462,650
State of California, 5.000%, 09/01/29	5,010,000	6,060,797
State of California, Series C, 5.000%, 09/01/26	7,700,000	9,416,638
Total California		72,609,425
Colorado - 1.4%
City & County of Denver CO. Airport System Revenue, Series A, 5.000%, 11/15/23	6,000,000	7,156,500
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,063,200
Total Colorado		14,219,700
Connecticut - 0.6%
State of Connecticut Special Tax Revenue, Transit Infrastructure, 5.000%, 08/01/24	5,340,000	6,275,675
District of Columbia - 1.8%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,403,286
District of Columbia, Series A, 5.000%, 06/01/24	5,000,000	6,084,850
District of Columbia, Series A, 5.000%, 06/01/30	5,010,000	6,017,311
Total District of Columbia		18,505,447
Florida - 4.5%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,467,556
Florida’s Turnpike Enterprise, Department of Transportation, Series C, 5.000%, 07/01/28	7,075,000	8,656,404
Orange County Health Facilities Authority, Series A, 5.000%, 10/01/31	4,515,000	5,254,376
State of Florida, Capital Outlay, Series B, 5.000%, 06/01/27	9,045,000	10,863,769
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B, 5.000%, 07/01/26	5,780,000	6,586,368
Tampa Bay Water, 5.500%, 10/01/22 (National Insured)[5]	4,775,000	5,733,247
Total Florida		44,561,720

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 4.0%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	$5,100,000	$6,268,614
Georgia State University & College Improvements, Series A, 5.000%, 07/01/24	5,000,000	5,866,600
Georgia State University & College Improvements, Series A, 5.000%, 07/01/27	5,450,000	6,371,650
Georgia State University & College Improvements, Series A - Tranche 2, 5.000%, 02/01/26	5,435,000	6,656,190
State of Georgia, Series C, 5.000%, 09/01/23	5,000,000	5,905,400
State of Georgia, Series F, 5.000%, 01/01/26	7,015,000	8,761,735
Total Georgia		39,830,189
Idaho - 0.7%
Idaho Housing & Finance Association, 5.000%, 07/15/23	5,770,000	6,798,099
Illinois - 4.6%
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	10,580,000	12,454,564
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27	11,000,000	13,156,000
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,000,000	5,917,000
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,199,008
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/31	9,195,000	10,653,327
Total Illinois		46,379,899
Indiana - 0.6%
Indiana Finance Authority, Indiana University Health Revenue, Series A, 5.000%, 12/01/23	5,115,000	6,107,412
Iowa - 0.5%
State of Iowa, Series A, 5.000%, 06/01/25	4,000,000	4,902,560
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A, 5.000%, 10/01/29	5,000,000	5,880,650
Maryland - 2.9%
State of Maryland, Department of Transportation, 5.000%, 05/01/23	8,710,000	10,413,328
State of Maryland, Series B, 5.000%, 08/01/24	5,000,000	5,848,450
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/23	5,475,000	6,511,089
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/24	5,100,000	6,184,872
Total Maryland		28,957,739
Massachusetts - 7.1%
Commonwealth of Massachusetts, Series A, 5.000%, 07/01/25	7,700,000	9,473,772
Commonwealth of Massachusetts, Series B, 5.000%, 07/01/23	5,000,000	5,960,450
Commonwealth of Massachusetts, Series E, 5.000%, 09/01/28	5,025,000	5,910,254
The Massachusetts Clean Water Trust, 5.000%, 08/01/25	4,640,000	5,001,270
Massachusetts School Building Authority, Series A, 5.000%, 08/15/25	5,035,000	5,868,746
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	13,500,000	15,853,995
Massachusetts State Development Finance Agency, Boston College, Series S, 5.000%, 07/01/23	5,700,000	6,823,641
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/24	10,000,000	11,410,600
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/26	4,025,000	5,021,952
Total Massachusetts		71,324,680

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan - 4.0%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	$10,000,000	$11,674,300
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	5,700,000	6,773,082
Michigan State, Environmental Program, Series A, 5.000%, 12/01/22	5,000,000	5,910,550
State of Michigan, 5.000%, 03/15/27	12,640,000	15,651,227
Total Michigan		40,009,159
Minnesota - 2.4%
Minneapolis-St Paul Metropolitan Airports Commission, Series A, 5.000%, 01/01/25	5,000,000	6,100,250
Minnesota State General Obligation, Series A, 5.000%, 08/01/23	5,300,000	6,196,548
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	10,200,000	11,985,408
Total Minnesota		24,282,206
Missouri - 1.9%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B, 5.000%, 05/01/23	10,330,000	12,324,723
University of Missouri, Series A, 5.000%, 11/01/26	5,495,000	6,662,083
Total Missouri		18,986,806
New Jersey - 2.9%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation, 5.000%, 07/01/29	6,570,000	7,694,193
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,246,472
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,706,499
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/33	10,270,000	11,982,420
Total New Jersey		28,629,584
New York - 13.4%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.000%, 11/15/24	5,000,000	6,121,100
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/24	4,950,000	5,799,717
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/28	5,000,000	5,974,900
New York City General Obligation, Series C, 5.000%, 08/01/24	5,000,000	6,068,650
New York City General Obligation, Series C, 5.000%, 08/01/26	5,500,000	6,810,815
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	5,960,350
New York City General Obligation, Series I, 5.000%, 08/01/24	11,485,000	13,366,817
New York City Transitional Finance Authority, Future Tax Secured Revenue, 5.000%, 11/01/22	4,070,000	4,489,088
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B, 5.000%, 02/01/24	5,015,000	5,639,518
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/23	5,000,000	6,007,800
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/26	5,200,000	6,302,920
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/25	7,940,000	8,799,743
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/30	5,370,000	6,403,994
New York State Dormitory Authority, Series A, 5.000%, 12/15/25	8,645,000	10,185,712
New York State Dormitory Authority, Series A, 5.000%, 12/15/27	5,640,000	6,635,516
New York State Dormitory Authority, Series D, 5.000%, 02/15/27	11,145,000	13,313,057
New York State Dormitory Authority, Series E, 5.000%, 03/15/32	8,370,000	9,849,983

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 13.4% (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	$5,000,000	$6,025,300
Total New York		133,754,980
North Carolina - 3.5%
The Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, 5.000%, 01/15/25	10,000,000	12,132,800
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	6,061,257
North Carolina State Limited Obligation, Series A, 5.000%, 06/01/26	8,945,000	11,222,844
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	5,020,000	5,967,776
Total North Carolina		35,384,677
Ohio - 4.5%
Ohio State General Obligation, Series A, 5.000%, 09/15/22	10,025,000	11,798,422
Ohio State General Obligation, Series A, 5.000%, 09/01/26	7,040,000	8,791,622
Ohio State General Obligation, University & College Improvements, Series C, 5.000%, 11/01/26	5,000,000	6,092,800
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.000%, 06/01/23	5,010,000	5,987,551
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	10,050,000	12,417,378
Total Ohio		45,087,773
Oklahoma - 1.5%
Grand River Dam Authority, Series A, 5.000%, 06/01/28	7,820,000	9,507,478
Oklahoma Turnpike Authority, Series A, 5.000%, 01/01/26	5,000,000	5,612,150
Total Oklahoma		15,119,628
Pennsylvania - 0.8%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/26	6,730,000	8,277,496
Tennessee - 0.6%
State of Tennessee Fuel Sales Tax Revenue, Series B, 5.000%, 09/01/26	5,000,000	6,087,950
Texas - 10.7%
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	11,175,000	12,611,099
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,201,782
City of San Antonio TX Electric & Gas Systems Revenue, 5.000%, 02/01/26	9,275,000	11,447,947
Humble Independent School District, Series B, 5.000%, 02/15/23	5,610,000	6,635,789
Metropolitan Transit Authority of Harris County, Series A, 5.000%, 11/01/24	5,000,000	6,054,350
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	6,370,000	7,569,662
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,285,000	11,863,439
North Texas Tollway Authority, Series A, 5.000%, 01/01/26	7,775,000	9,182,042
State of Texas, Transportation Commission Highway Improvements Revenue, 5.000%, 04/01/25	4,950,000	5,729,278
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	12,550,000	14,513,322
The University of Texas System Financing Revenue, Series B, 0.800%, 08/01/39[2]	200,000	200,000
The University of Texas System Financing Revenue, Series B, 5.000%, 08/15/22	5,000,000	5,876,250
The University of Texas System, Series H, 5.000%, 08/15/26	5,045,000	6,285,212
Total Texas		107,170,172

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Virginia - 3.0%
Commonwealth of Virginia, Series B, 5.000%, 06/01/22	$10,000,000	$11,725,800
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,394,374
Virginia Public Building Authority, Series B, 5.000%, 08/01/25	9,750,000	12,050,512
Total Virginia		30,170,686
Washington - 7.8%
City of Seattle WA Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	4,620,000	5,065,322
County of King WA Sewer Revenue, Series B, 5.000%, 01/01/24	3,085,000	3,459,334
Energy Northwest Electric Revenue, Bonneville Power, 5.000%, 07/01/25	10,050,000	12,381,902
State of Washington School Improvements, Series C, 5.000%, 02/01/28	5,940,000	7,206,586
State of Washington, Series R-2015C, 5.000%, 07/01/28	10,000,000	11,915,200
State of Washington, Water Utility Improvements Revenue, Series 2013 A, 5.000%, 08/01/25	11,925,000	13,929,592
University of Washington, University & College Improvements Revenue, Series A, 5.000%, 12/01/32	5,760,000	6,911,770
University of Washington, University & College Improvements Revenue, Series C, 5.000%, 07/01/27	7,270,000	8,529,891
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,653,652
Washington Health Care Facilities Authority Providence Health & Services, Series A, 5.000%, 10/01/26	3,425,000	3,929,605
Total Washington		77,982,854
Wisconsin - 2.0%
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/25	3,025,000	3,585,009
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/22	5,000,000	5,861,350
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/24	5,000,000	6,100,950
Wisconsin State, Series 2, 5.000%, 05/01/24	3,570,000	4,152,374
Total Wisconsin		19,699,683
Total Municipal Bonds (cost $976,854,805)		986,158,799

	Shares
Short-Term Investments - 0.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%,[7] (cost $2,040,011)	2,040,011	2,040,011
Total Investments - 98.7% (cost $978,894,816)		988,198,810
Other Assets, less Liabilities - 1.3%		13,051,456
Net Assets - 100.0%		$1,001,250,266

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Enhanced Yield Fund*
Transportation	29.7%
Healthcare	29.1%
Utilities	7.2%
Education	6.6%
Other	5.7%
State and Non-State Appropriated Tobacco	4.9%
Tax	4.5%
Recreation	3.5%
General Obligation	3.2%
Public Services	2.6%
Industrial Development	2.1%
Other Assets & Liabilities	0.9%

*	As a percentage of net assets.

Rating	AMG GW&K Municipal Enhanced Yield Fund**
Aaa	2.6%
Aa	0.8%
A	40.4%
Baa	51.6%
Ba	4.6%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Central Texas Turnpike System, Series C, 5.000%, 08/15/42***	4.4%
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46***	3.8
Brooklyn Arena Local Development Corp., Barclays Center Project, Series A, 5.000%, 07/15/42***	3.5
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, 5.000%, 12/01/44***	3.2
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/41***	2.7
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-1, 5.000%, 05/01/42	2.6
New Jersey Economic Development Authority, Series XX, 5.000%, 06/15/22***	2.6
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., 5.000%, 10/01/33***	2.6
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39***	2.5
West Virginia Hospital Finance Authority,West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44***	2.5

Top Ten as a Group	30.4%

***	Top Ten Holdings as of December 31, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Principal Amount	Value
Municipal Bonds - 99.1%
California - 7.3%
California Health Facilities Financing Authority, El Camino Hospital, 5.000%, 02/01/47	$3,565,000	$3,984,280
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/42	2,500,000	2,809,150
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/47	4,000,000	4,474,200
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,635,000	5,171,914
Total California		16,439,544
Colorado - 1.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2,865,000	4,063,372
Florida - 11.5%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, 5.000%, 12/01/44	6,570,000	7,252,689
County of Miami-Dade FL Aviation Revenue, 5.000%, 10/01/41	3,105,000	3,554,045
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,430,000	4,867,728
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,220,000	5,677,951
Orange County Health Facilities Authority, Orlando Health Inc., Series A, 5.000%, 10/01/39	4,010,000	4,518,107
Total Florida		25,870,520
Illinois - 13.3%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B, 5.000%, 01/01/41	2,000,000	2,254,580
Chicago O’Hare International Airport, Senior Lien, Series D, 5.250%, 01/01/42	2,500,000	2,907,550
Illinois State General Obligation, 5.000%, 02/01/39	3,930,000	3,929,843
Illinois State General Obligation, 5.500%, 07/01/38	3,255,000	3,386,046
Illinois State Toll Highway Authority, Series B, 5.000%, 01/01/40	1,675,000	1,882,935
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,990,000	4,810,759
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	5,695,000	5,338,493
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,665,000	5,324,398
Total Illinois		29,834,604
Kentucky - 2.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., 5.000%, 10/01/33	5,000,000	5,762,050
Louisiana - 2.7%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	3,585,000	3,948,913
New Orleans Aviation Board, General Airport North Terminal, Series B, 5.000%, 01/01/48	2,000,000	2,257,600
Total Louisiana		6,206,513
Massachusetts - 3.5%
Massachusetts Development Finance Agency, UMass Boston Student Housing, 5.000%, 10/01/41	2,250,000	2,465,888
Massachusetts Development Finance Agency, UMass Boston Student Housing, 5.000%, 10/01/48	5,000,000	5,439,000
Total Massachusetts		7,904,888
Michigan - 2.7%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/41	5,500,000	6,153,290
Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,000,000	5,416,800

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 11.7%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	$5,190,000	$5,498,494
New Jersey Economic Development Authority, Series XX, 5.000%, 06/15/22	5,425,000	5,793,737
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,648,025
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation, 5.000%, 07/01/43	4,605,000	5,190,388
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, 5.000%, 06/15/27	1,900,000	2,074,439
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, 5.000%, 06/15/28	850,000	920,660
New Jersey Turnpike Authority, Series E, 5.000%, 01/01/45	2,000,000	2,243,620
Total New Jersey		26,369,363
New York - 12.3%
Brooklyn Arena Local Development Corp., Barclays Center Project, Series A, 5.000%, 07/15/42	7,000,000	7,892,570
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-1, 5.000%, 05/01/42	5,000,000	5,831,000
New York State Dormitory Authority, The New School Project, Series A, 5.000%, 07/01/46	3,000,000	3,433,501
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	8,000,000	8,647,840
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,580,000	1,770,516
Total New York		27,575,427
Rhode Island - 2.5%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,146,900
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,250,000	3,454,652
Total Rhode Island		5,601,552
Texas - 16.2%
Central Texas Regional Mobility Authority, 5.000%, 01/01/40	4,600,000	5,156,600
Central Texas Regional Mobility Authority, 5.000%, 01/01/46	3,750,000	4,168,613
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	8,915,000	9,808,729
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,960,000	4,528,735
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	4,650,000	4,958,621
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	1,285,000	1,572,801
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/40	2,400,000	2,649,360
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/45	3,250,000	3,575,162
Total Texas		36,418,621
Virginia - 3.8%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution Revenue, 5.000%, 07/01/46	4,755,000	5,304,726
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	3,010,000	3,192,165
Total Virginia		8,496,891
West Virginia - 2.5%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,648,350

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	$4,635,000	$5,152,173
Total Municipal Bonds (cost $219,278,163)		222,913,958

	Shares
Short-Term Investments - 0.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%,[7] (cost $164,090)	164,090	164,090
Total Investments - 99.2% (cost $219,442,253)		223,078,048
Other Assets, less Liabilities - 0.8%		1,787,516
Net Assets - 100.0%		$224,865,564

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Small Cap Core Fund*	Russell 2000® Index
Information Technology	17.9%	16.9%
Financials	17.3%	18.1%
Health Care	15.9%	15.0%
Industrials	15.3%	14.6%
Consumer Discretionary	13.0%	12.5%
Real Estate	6.9%	7.5%
Materials	4.8%	4.4%
Utilities	2.8%	3.7%
Energy	2.6%	3.8%
Consumer Staples	1.0%	2.7%
Telecommunication Services	0.0%	0.8%
Other Assets and Liabilities	2.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.**	2.9%
MarketAxess Holdings, Inc.**	2.5
LogMeln, Inc.**	2.5
ICU Medical, Inc.**	2.4
West Pharmaceutical Services, Inc.**	2.2
Texas Roadhouse, Inc., Class A**	2.0
Tyler Technologies, Inc.	1.9
INC Research Holdings, Inc., Class A	1.8
Lithia Motors, Inc., Class A**	1.7
Medidata Solutions, Inc.	1.7

Top Ten as a Group	21.6%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 13.0%
CalAtlantic Group, Inc.	151,163	$5,343,612
Five Below, Inc.*	139,631	6,893,582
Grand Canyon Education, Inc.*	181,501	14,231,493
Helen of Troy, Ltd.*	39,613	3,727,583
Hibbett Sports, Inc.*,1	102,866	2,134,470
Lithia Motors, Inc., Class A	92,935	8,757,265
Oxford Industries, Inc.	68,029	4,251,132
Texas Roadhouse, Inc.	192,985	9,832,586
Tupperware Brands Corp.	70,269	4,934,992
Wolverine World Wide, Inc.	166,820	4,672,628
Total Consumer Discretionary		64,779,343
Consumer Staples - 1.0%
Amplify Snack Brands, Inc.*,1	194,214	1,872,223
WD-40 Co.	28,757	3,173,335
Total Consumer Staples		5,045,558
Energy - 2.6%
Dril-Quip, Inc.*	56,005	2,733,044
Forum Energy Technologies, Inc.*	194,395	3,032,562
Matador Resources Co.*,1	328,250	7,014,703
Total Energy		12,780,309
Financials - 17.3%
Ameris Bancorp	162,994	7,856,311
AMERISAFE, Inc.	93,676	5,334,848
Cathay General Bancorp	211,339	8,020,315
Cohen & Steers, Inc.	132,186	5,358,820
Glacier Bancorp, Inc.	115,862	4,241,708
IBERIABANK Corp.	66,834	5,446,971
MarketAxess Holdings, Inc.	62,034	12,475,037
PRA Group, Inc.*,1	106,780	4,046,962
ProAssurance Corp.	102,345	6,222,576
Stifel Financial Corp.*	129,126	5,937,213
Texas Capital Bancshares, Inc.*	102,087	7,901,534
United Bankshares, Inc.[1]	151,734	5,947,973
Webster Financial Corp.	134,787	7,038,577
Total Financials		85,828,845
Health Care - 15.9%
Cantel Medical Corp.	75,601	5,890,074
Catalent, Inc.*	187,284	6,573,668

	Shares	Value
Cotiviti Holdings, Inc.*,1	167,207	$6,210,068
Diplomat Pharmacy, Inc.*	143,784	2,128,003
Globus Medical, Inc., Class A*	256,091	8,489,417
ICU Medical, Inc.*	68,038	11,736,555
Impax Laboratories, Inc.*	131,907	2,123,703
INC Research Holdings, Inc., Class A*	149,600	8,751,600
Medidata Solutions, Inc.*	110,392	8,632,654
West Pharmaceutical Services, Inc.	118,162	11,168,672
Wright Medical Group N.V.*,1	269,376	7,405,146
Total Health Care		79,109,560
Industrials - 15.3%
Alamo Group, Inc.	45,450	4,127,315
Healthcare Services Group, Inc.	159,988	7,492,238
Heartland Express, Inc.[1]	272,481	5,673,054
HEICO Corp.[1]	100,393	7,212,233
HEICO Corp., Class A	75,950	4,712,698
John Bean Technologies Corp.	42,409	4,156,082
Mobile Mini, Inc.	113,751	3,395,467
Patrick Industries, Inc.*	62,290	4,537,827
Primoris Services Corp.	212,342	5,295,809
RBC Bearings, Inc.*	59,272	6,031,519
Ritchie Bros. Auctioneers, Inc.[1]	208,429	5,990,249
Sun Hydraulics Corp.	90,524	3,862,659
The Toro Co.	34,553	2,394,177
Universal Forest Products, Inc.	71,406	6,234,458
US Ecology, Inc.	101,299	5,115,600
Total Industrials		76,231,385
Information Technology - 17.9%
Blackbaud, Inc.	90,533	7,763,205
Callidus Software, Inc.*	206,641	5,000,712
Cognex Corp.	62,348	5,293,345
EPAM Systems, Inc.*	94,872	7,977,786
ExlService Holdings, Inc.*	105,628	5,870,804
HubSpot, Inc.*,1	113,534	7,464,861
LogMeln, Inc.	117,213	12,248,759
MACOM Technology Solutions Holdings, Inc.*,1	122,957	6,857,312
Power Integrations, Inc.	88,750	6,469,875
Proofpoint, Inc.*,1	58,151	5,049,251
Rogers Corp.*	31,638	3,436,520
Silicon Laboratories, Inc.*	87,374	5,972,013

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.9% (continued)
Tyler Technologies, Inc.*	55,458	$9,742,307
Total Information Technology		89,146,750
Materials - 4.8%
Balchem Corp.	67,399	5,237,576
Compass Minerals International, Inc.[1]	56,020	3,658,106
KapStone Paper and Packaging Corp.	176,468	3,640,535
PolyOne Corp.	165,836	6,424,487
Silgan Holdings, Inc.	151,692	4,820,772
Total Materials		23,781,476
Real Estate - 6.9%
American Campus Communities, Inc., REIT	78,087	3,693,515
Education Realty Trust, Inc., REIT[1]	156,861	6,078,364
National Health Investors, Inc., REIT	75,575	5,985,540
Pebblebrook Hotel Trust, REIT[1]	175,175	5,647,642
STAG Industrial, Inc., REIT	229,846	6,343,750
Sun Communities, Inc., REIT	76,127	6,675,577
Total Real Estate		34,424,388
Utilities - 2.8%
IDACORP, Inc.	70,132	5,985,766
NorthWestern Corp.	128,389	7,834,297
Total Utilities		13,820,063
Total Common Stocks (cost $372,821,985)		484,947,677

	Principal Amount
Short-Term Investments - 10.7%
Repurchase Agreements - 7.7%[6]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $1,222,865 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $1,247,207)	$1,222,752	1,222,752
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $9,053,111 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $9,233,288)	9,052,243	9,052,243
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $9,053,111 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $9,233,288)	9,052,243	9,052,243

	Principal Amount	Value
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $1,488,490 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $1,518,129)	$1,488,359	$1,488,359
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $731,091 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $745,639)	731,015	731,015
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $7,515,431 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $7,665,018)	7,514,723	7,514,723
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $9,053,181 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $9,233,218)	9,052,200	9,052,200
Total Repurchase Agreements		38,113,535

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[7]	14,943,211	14,943,211
Total Short-Term Investments (cost $53,056,746)		53,056,746
Total Investments - 108.2% (cost $425,878,731)		538,004,423
Other Assets, less Liabilities - (8.2)%		(40,632,167)
Net Assets - 100.0%		$497,372,256

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small/Mid Cap Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Small/Mid Cap Fund*	Russell 2000® Growth Index
Information Technology	16.7%	24.2%
Industrials	14.8%	17.4%
Financials	14.8%	6.0%
Health Care	13.4%	24.3%
Consumer Discretionary	10.8%	14.2%
Real Estate	8.0%	3.5%
Materials	5.6%	4.6%
Consumer Staples	2.7%	2.6%
Energy	2.2%	1.6%
Utilities	2.1%	0.7%
Telecommunication Services	0.0%	0.9%
Other Assets and Liabilities	8.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MarketAxess Holdings, Inc.**	2.6%
RPM International, Inc.	2.2
Gartner, Inc.	2.1
American Campus Communities, Inc., REIT	1.9
Tyler Technologies, Inc.	1.9
Zebra Technologies Corp., Class A	1.8
SVB Financial Group	1.8
Align Technology, Inc.	1.8
West Pharmaceutical Services, Inc.	1.8
The Toro Co.	1.7

Top Ten as a Group	19.6%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

23

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 91.1%
Consumer Discretionary - 10.8%
BJ’s Restaurants, Inc.*	2,450	$91,262
Burlington Stores, Inc.*	1,820	167,422
CalAtlantic Group, Inc.	2,045	72,291
Cavco Industries, Inc.*	950	123,167
Dorman Products, Inc.*	2,196	181,763
Five Below, Inc.*,1	3,140	155,022
Horizon Global Corp.*,1	3,993	57,339
Lithia Motors, Inc., Class A1	1,185	111,663
The Michaels Cos., Inc.*	4,700	87,044
Polaris Industries, Inc.	1,195	110,215
Tupperware Brands Corp.	1,220	85,681
Urban Outfitters, Inc.*	2,175	40,324
Total Consumer Discretionary		1,283,193
Consumer Staples - 2.7%
PriceSmart, Inc.	1,910	167,316
TreeHouse Foods, Inc.*,1	1,885	153,986
Total Consumer Staples		321,302
Energy - 2.2%
Callon Petroleum Co.*	11,300	119,893
Dril-Quip, Inc.*,1	945	46,116
QEP Resources, Inc.*	4,900	49,490
Superior Energy Services, Inc.*,1	4,225	44,067
Total Energy		259,566
Financials - 14.8%
Artisan Partners Asset Management, Inc., Class A	2,075	63,702
BankUnited, Inc.	3,175	107,029
First Republic Bank/CA	1,825	182,682
Glacier Bancorp, Inc.	2,983	109,208
Greenhill & Co., Inc.[1]	1,980	39,798
IBERIABANK Corp.	872	71,068
James River Group Holdings, Ltd.	3,175	126,143
MarketAxess Holdings, Inc.	1,550	311,705
ProAssurance Corp.	2,433	147,926
Signature Bank*	930	133,483
SVB Financial Group*	1,230	216,222
Texas Capital Bancshares, Inc.*	1,485	114,939

	Shares	Value
Webster Financial Corp.	2,525	$131,856
Total Financials		1,755,761
Health Care - 13.4%
Acadia Healthcare Co., Inc.*,1	2,600	128,388
Align Technology, Inc.*	1,415	212,420
Alkermes PLC*	2,150	124,636
Catalent, Inc.*	4,165	146,191
Hologic, Inc.*	2,725	123,660
ICU Medical, Inc.*	870	150,075
IDEXX Laboratories, Inc.*	690	111,380
Premier, Inc., Class A*	3,200	115,200
STERIS PLC	2,075	169,112
VWR Corp.*	3,050	100,680
West Pharmaceutical Services, Inc.	2,210	208,889
Total Health Care		1,590,631
Industrials - 14.8%
Exponent, Inc.	2,470	144,001
Gardner Denver Holdings, Inc.*,1	4,939	106,732
Graco, Inc.	985	107,641
Heartland Express, Inc.[1]	4,275	89,006
Lincoln Electric Holdings, Inc.	1,485	136,754
The Middleby Corp.*	1,575	191,378
Nordson Corp.	1,150	139,518
RBC Bearings, Inc.*	1,575	160,272
Ritchie Bros. Auctioneers, Inc.	4,280	123,007
The Toro Co.	2,900	200,941
Wabtec Corp.[1]	2,075	189,862
WageWorks, Inc.*	2,605	175,056
Total Industrials		1,764,168
Information Technology - 16.7%
ANSYS, Inc.*	1,090	132,631
Blackbaud, Inc.	1,915	164,211
Booz Allen Hamilton Holding Corp.	4,525	147,243
Cognex Corp.	2,354	199,855
CoStar Group, Inc.*	715	188,474
Gartner, Inc.*	2,050	253,196
Power Integrations, Inc.	1,975	143,978
SS&C Technologies Holdings, Inc.	3,500	134,435

The accompanying notes are an integral part of these financial statements.

24

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.7% (continued)
Tyler Technologies, Inc.*	1,260	$221,344
The Ultimate Software Group, Inc.*,1	670	140,740
VeriFone Systems, Inc.*,1	2,550	46,155
Zebra Technologies Corp., Class A*	2,160	217,123
Total Information Technology		1,989,385
Materials - 5.6%
AptarGroup, Inc.	995	86,426
Compass Minerals International, Inc.[1]	1,255	81,952
Eagle Materials, Inc.	1,150	106,283
Quaker Chemical Corp.	825	119,815
RPM International, Inc.	4,900	267,295
Total Materials		661,771
Real Estate - 8.0%
American Campus Communities, Inc., REIT	4,700	222,310
Easterly Government Properties, Inc., REIT	6,135	128,528
Mid-America Apartment Communities, Inc., REIT	1,610	169,662
Physicians Realty Trust, REIT	8,050	162,127
Summit Hotel Properties, Inc., REIT	6,605	123,183
Sun Communities, Inc., REIT	1,720	150,827
Total Real Estate		956,637
Utilities - 2.1%
OGE Energy Corp.	3,475	120,895
Portland General Electric Co.	2,975	135,928
Total Utilities		256,823
Total Common Stocks (cost $10,519,711)		10,839,237

	Principal Amount	Value
Short-Term Investments - 20.3%
Repurchase Agreements - 5.9%[6]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.120% total to be received $29,698 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $30,289)	$29,695	$29,695
Citigroup Global Markets, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $622,231 (collateralized by various U.S. Government Agency Obligations, 1.375% -6.375%, 02/29/20 - 08/15/27, totaling $634,619)	622,175	622,175
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $36,149 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $36,869)	36,146	36,146
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.260% total to be received $17,755 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $18,108)	17,753	17,753
Total Repurchase Agreements		705,769

	Shares
Other Investment Companies - 14.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[7]	1,705,691	1,705,691
Total Short-Term Investments (cost $2,411,460)		2,411,460
Total Investments - 111.4% (cost $12,931,171)		13,250,697
Other Assets, less Liabilities - (11.4)%		(1,358,771)
Net Assets - 100.0%		$11,891,926

The accompanying notes are an integral part of these financial statements.

25

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based on federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$57,735,021	$758,228	$(410,604)	$347,624
AMG GW&K Municipal Bond Fund	978,894,823	14,341,478	(5,037,491)	9,303,987
AMG GW&K Municipal Enhanced Yield Fund	219,604,341	5,733,632	(2,259,925)	3,473,707
AMG GW&K Small Cap Core Fund	425,693,216	131,517,835	(19,206,628)	112,311,207
AMG GW&K Small/Mid Cap Fund	12,986,002	440,862	(176,167)	264,695

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$114,976	0.2%
AMG GW&K Small Cap Core Fund	37,276,554	7.5%
AMG GW&K Small/Mid Cap Fund	694,208	5.8%

[2]	Variable Rate Security. The rate listed is as of June 30, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Floating Rate Security: The rate listed is as of June 30, 2017. Date in parentheses represents the security’s next coupon rate reset.
[5]	Securities backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$581,809	1.0%
AMG GW&K Municipal Bond Fund	5,733,247	0.6%

[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

26

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017:

(See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$29,833,421	—	$29,833,421
Municipal Bonds††	—	3,743,445	—	3,743,445
U.S. Government and Agency Obligations†	—	23,344,739	—	23,344,739
Short-Term Investments
Repurchase Agreements	—	118,595	—	118,595
Other Investment Companies	$1,042,445	—	—	1,042,445

Total Investments in Securities	$1,042,445	$57,040,200	—	$58,082,645

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$986,158,799	—	$986,158,799
Short-Term Investments	$2,040,011	—	—	2,040,011

Total Investments in Securities	$2,040,011	$986,158,799	—	$988,198,810

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$222,913,958	—	$222,913,958
Short-Term Investments	$164,090	—	—	164,090

Total Investments in Securities	$164,090	$222,913,958	—	$223,078,048

The accompanying notes are an integral part of these financial statements.

27

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$484,947,677	—	—	$484,947,677
Short-Term Investments
Repurchase Agreements	—	$38,113,535	—	38,113,535
Other Investment Companies	14,943,211	—	—	14,943,211

Total Investments in Securities	$499,890,888	$38,113,535	—	$538,004,423

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small/Mid Cap Fund
Investments in Securities
Common Stocks†††	$10,839,237	—	—	$10,839,237
Short-Term Investments
Repurchase Agreements	—	$705,769	—	705,769
Other Investment Companies	1,705,691	—	—	1,705,691

Total Investments in Securities	$12,544,928	$705,769	—	$13,250,697

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the fund’s respective Schedule of Portfolio Investments.

As of June 30, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Notes
REIT:	Real Estate Investment Trust

National Insured: National Public Finance Guarantee Corp.

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities (unaudited)

June 30, 2017

	AMG GW&K Enhanced Core Bond Fund#	AMG GW&K Municipal Bond Fund#	AMG GW&K Municipal Enhanced Yield Fund#	AMG GW&K Small Cap Core Fund#	AMG GW&K Small/Mid Cap Fund#
Assets:
Investments at value* (including securities on loan valued at $114,976, $0, $0, $37,276,554 and $694,208, respectively)	$58,082,645	$988,198,810	$223,078,048	$538,004,423	$13,250,697
Receivable for investments sold	587,856	335,184	—	2,114,648	—
Receivable for Fund shares sold	6,407	3,228,834	600,986	2,410,656	2,499,860
Dividends, interest and other receivables	523,988	12,456,738	2,683,006	496,186	5,564
Receivable from affiliate	13,751	61,089	17,573	—	5,121
Prepaid expenses	27,222	71,376	45,969	54,046	36,926
Total assets	59,241,869	1,004,352,031	226,425,582	543,079,959	15,798,168
Liabilities:
Due to Custodian	23	66	—	—	—
Payable upon return of securities loaned	118,595	—	—	38,113,535	705,769
Payable for investments purchased	605,115	—	—	4,016,547	3,168,226
Payable for Fund shares repurchased	740,033	2,560,095	1,366,551	3,094,820	—
Payable to affiliate	—	—	—	766	—
Accrued expenses:
Investment advisory and management fees	15,372	172,364	84,441	286,281	4,222
Administrative fees	7,686	123,879	28,147	61,346	974
Shareholder service fees - Class N	—	2,464	83	5,461	—
Shareholder service fees - Class S##	—	46,745	1,540	6,007	—
Shareholder service fees - Class I	1,485	34,785	11,917	25,192	588
Distribution fees - Class N	3,356	7,235	1,934	7,435	2
Distribution fees - Class C	4,878	—	—	—	—
Professional fees	28,919	25,670	21,220	17,019	15,154
Trustees fees and expenses	786	5,914	1,603	2,952	6
Other	59,963	122,548	42,582	70,342	11,301
Total liabilities	1,586,211	3,101,765	1,560,018	45,707,703	3,906,242
Net Assets	$57,655,658	$1,001,250,266	$224,865,564	$497,372,256	$11,891,926
* Investments at cost	$57,734,456	$978,894,816	$219,442,253	$425,878,731	$12,931,171

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
##	Effective June 23, 2017, Class S Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

29

Statement of Assets and Liabilities (continued)

	AMG GW&K Enhanced Core Bond Fund#	AMG GW&K Municipal Bond Fund#	AMG GW&K Municipal Enhanced Yield Fund#	AMG GW&K Small Cap Core Fund#	AMG GW&K Small/Mid Cap Fund#
Net Assets Represent:
Paid-in capital	$61,831,984	$993,426,820	$223,810,271	$373,205,639	$11,391,414
Undistributed (distributions in excess of) net investment income (loss)	7,782	27,747	4,765	(58,464)	3,006
Accumulated net realized gain (loss) from investments and foreign currency transactions	(4,532,297)	(1,508,295)	(2,585,267)	12,099,389	177,980
Net unrealized appreciation (depreciation) of investments	348,189	9,303,994	3,635,795	112,125,692	319,526
Net Assets	$57,655,658	$1,001,250,266	$224,865,564	$497,372,256	$11,891,926
Class N:
Net Assets	$16,096,485	$32,371,525	$9,511,832	$33,305,010	$10,246
Shares outstanding	1,641,875	2,788,446	975,848	1,236,646	967
Net asset value, offering and redemption price per share	$9.80	$11.61	$9.75	$26.93	$10.60
Class I:
Net Assets	$13,911,156	$968,878,741	$215,250,054	$460,510,414	$9,428,728
Shares outstanding	1,413,608	83,037,624	22,106,324	16,884,708	888,991
Net asset value, offering and redemption price per share	$9.84	$11.67	$9.74	$27.27	$10.61
Class C:
Net Assets	$5,850,886	n/a	n/a	n/a	n/a
Shares outstanding	597,225	n/a	n/a	n/a	n/a
Net asset value, offering and redemption price per share	$9.80	n/a	n/a	n/a	n/a
Class Z:
Net Assets	$21,797,131	n/a	$103,678	$3,556,832	$2,452,952
Shares outstanding	2,216,710	n/a	10,647	130,401	231,180
Net asset value, offering and redemption price per share	$9.83	n/a	$9.74	$27.28	$10.61

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations (unaudited)

For the six months ended June 30, 2017

	AMG GW&K Enhanced Core Bond Fund#	AMG GW&K Municipal Bond Fund#	AMG GW&K Municipal Enhanced Yield Fund#	AMG GW&K Small Cap Core Fund#	AMG GW&K Small/Mid Cap Fund#
Investment Income:
Interest income	$1,151,496	$9,781,596	$4,243,934	$424	—
Dividend income	3,386	34,198	10,732	2,096,669 [1]	$24,543
Securities lending income	1,338	—	—	95,271	677
Foreign withholding tax	—	—	—	(13,686)	(103)
Total investment income	1,156,220	9,815,794	4,254,666	2,178,678	25,117
Expenses:
Investment advisory and management fees	137,889	1,014,190	521,239	1,635,301	15,922
Administrative fees	58,470	728,100	167,960	343,147	3,586
Distribution fees - Class N	20,072	42,296	9,938	45,284	9
Distribution fees - Class C	33,321	—	—	—	—
Shareholder servicing fees - Class N	—	19,293	5,963	27,224	—
Shareholder servicing fees - Class S##	—	121,098	6,293	12,807	—
Shareholder servicing fees - Class I	15,425	136,181	34,748	70,793	1,398
Registration fees	38,884	46,454	36,167	31,139	12,862
Professional fees	26,510	47,864	25,293	27,012	13,845
Transfer agent fees	16,628	22,937	7,166	18,917	159
Custodian fees	14,245	39,905	12,922	13,527	1,715
Reports to shareholders	8,696	18,505	5,902	19,697	3,307
Trustees fees and expenses	4,880	45,414	10,913	19,346	124
Miscellaneous	4,094	9,832	3,141	4,729	687
Repayment for prior reimbursements	—	—	—	1,317	—
Total expenses before offsets/reductions	379,114	2,292,069	847,645	2,270,240	53,614
Expense reimbursements	(105,556)	(322,844)	(112,701)	(21,301)	(31,503)
Expense reductions	—	—	—	(11,797)	—
Fee waivers	—	(27,152)	—	—	—
Net expenses	273,558	1,942,073	734,944	2,237,142	22,111
Net investment income gain (loss)	882,662	7,873,721	3,519,722	(58,464)	3,006
Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on investments	57,346	(141,451)	(157,574)	12,864,123	236,775
Net realized gain on foreign currency transactions	243	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,127,433	30,325,519	8,142,069	30,210,913	87,996
Net realized and unrealized gain	1,185,022	30,184,068	7,984,495	43,075,036	324,771
Net increase in net assets resulting from operations	$2,067,684	$38,057,789	$11,504,217	$43,016,572	$327,777

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
##	Effective June 23, 2017, Class S Shares were converted into Class I Shares.
[1]	Includes non-recurring dividend of $87,885.

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG GW&K Enhanced Core Bond Fund#		AMG GW&K Municipal Bond Fund#
	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$882,662	$2,792,209	$7,873,721	$13,478,865
Net realized gain (loss) on investments and foreign currency transactions	57,589	837,864	(141,451)	11,765,887
Net change in unrealized appreciation (depreciation) of investments	1,127,433	(777,068)	30,325,519	(37,153,635)
Net increase (decrease) in net assets resulting from operations	2,067,684	2,853,005	38,057,789	(11,908,883)
Distributions to Shareholders:
From net investment income:
Class N	(183,107)	(414,745)	(217,234)	(337,669)
Class S##	—	(777,513)	(1,030,308)	(2,154,034)
Class C	(49,063)	(137,712)	—	—
Class I	(353,986)	(1,453,169)	(6,598,432)	(11,028,510)
Class Z	(297,794)	—	—	—
From net realized gain on investments:
Class N	—	—	—	(579,320)
Class S##	—	—	—	(3,103,417)
Class I	—	—	—	(13,370,506)
Total distributions to shareholders	(883,950)	(2,783,139)	(7,845,974)	(30,573,456)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(56,793,922)	27,097,678	48,117,410	153,597,847
Total increase (decrease) in net assets	(55,610,188)	27,167,544	78,329,225	111,115,508
Net Assets:
Beginning of period	113,265,846	86,098,302	922,921,041	811,805,533
End of period	$57,655,658	$113,265,846	$1,001,250,266	$922,921,041
End of period undistributed net investment income	$7,782	$9,070	$27,747	—

#	Effective October 1, 2016, and February 27, 2017, the Fund’s share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
##	Effective June 23, 2017, Class S Shares were converted into Class I Shares.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

32

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund
	2017#	2016#	2017#	2016#	June 30, 2017#	2016#
Increase (Decrease) in Net Assets
Resulting From Operations:
Net investment income (loss)	$3,519,722	$7,155,225	$(58,464)	$1,422,759	$3,006	$(6,439)
Net realized gain (loss) on investments	(157,574)	6,721,972	12,864,123	14,201,155	236,775	(28,503)
Net change in unrealized appreciation (depreciation) of investments	8,142,069	(13,050,976)	30,210,913	49,509,033	87,996	252,237
Net increase in net assets resulting from operations	11,504,217	826,221	43,016,572	65,132,947	327,777	217,295
Distributions to Shareholders:
From net investment income:
Class N	(115,475)	(141,532)	—	—	—	—
Class S##	(193,559)	(483,507)	—	(32,695)	—	—
Class I	(3,204,834)	(6,534,101)	—	(1,399,673)	—	(1,135)
Class Z	(1,089)	—	—	—	—	—
From net realized gain on investments:
Class N	—	(189,462)	—	(1,490,651)	—	—
Class S##	—	(751,847)	—	(721,953)	—	—
Class I	—	(9,105,322)	—	(15,063,218)	—	—
Total distributions to shareholders	(3,514,957)	(17,205,771)	—	(18,708,190)	—	(1,135)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	1,083,228	(1,420,098)	32,934,377	185,281	9,333,057	841,781
Total increase (decrease) in net assets	9,072,488	(17,799,648)	75,950,949	46,610,038	9,660,834	1,057,941
Net Assets:
Beginning of period	215,793,076	233,592,724	421,421,307	374,811,269	2,231,092	1,173,151
End of period	$224,865,564	$215,793,076	$497,372,256	$421,421,307	$11,891,926	$2,231,092
End of period undistributed (accumulated) net investment income (loss)	$4,765	—	$(58,464)	—	$3,006	—

#	Effective October 1, 2016, and February 27, 2017, the Fund’s share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
##	Effective June 23, 2017, Class S Shares were converted into Class I Shares.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

33

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the years ended December 31,
Class N	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.67	$9.58	$10.22	$9.96	$11.24	$10.81
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11	0.22	0.29	0.29	0.24	0.44
Net realized and unrealized gain (loss) on investments	0.13	0.09	(0.64)	0.26	(0.21)	0.58
Total income (loss) from investment operations	0.24	0.31	(0.35)	0.55	0.03	1.02
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.22)	(0.29)	(0.29)	(0.26)	(0.48)
Net realized gain on investments	—	—	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.11)	(0.22)	(0.29)	(0.29)	(1.31)	(0.59)
Net Asset Value, End of Period	$9.80	$9.67	$9.58	$10.22	$9.96	$11.24
Total Return[2]	2.50%[19]	3.26%[4]	(3.51)%[4]	5.58%	0.29%	9.53%
Ratio of net expenses to average net assets	0.77%[20]	0.84%	0.84%	0.84%	0.86%[5]	0.84%[6]
Ratio of gross expenses to average net assets[3]	1.04%[20]	1.05%	1.07%	1.09%	1.08%[5]	1.04%[6]
Ratio of net investment income to average net assets[2]	2.19%[20]	2.27%	2.87%	2.82%	2.14%[5]	3.92%[6]
Portfolio turnover	28%[19]	88%	57%	22%	43%	110%
Net assets at end of period (000’s omitted)	$16,096	$16,115	$20,203	$27,444	$32,009	$41,772

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,				For the period from December 1, 2012 through December 31, 2012*
Class I		2016##	2015	2014	2013
Net Asset Value, Beginning of Period	$9.70	$9.62	$10.26	$9.99	$11.28	$11.41
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11	0.24	0.30	0.31	0.26	0.02
Net realized and unrealized gain (loss) on investments	0.15	0.08	(0.63)	0.27	(0.22)	0.01
Total income (loss) from investment operations	0.26	0.32	(0.33)	0.58	0.04	0.03
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.24)	(0.31)	(0.31)	(0.28)	(0.05)
Net realized gain on investments	—	—	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.12)	(0.24)	(0.31)	(0.31)	(1.33)	(0.16)
Net Asset Value, End of Period	$9.84	$9.70	$9.62	$10.26	$9.99	$11.28
Total Return[2]	2.67%[19]	3.31%	(3.30)%	5.84%	0.41%	0.26%[19]
Ratio of net expenses to average net assets	0.63%[20]	0.69%	0.67%	0.65%	0.69%[5]	0.64%[6,20]
Ratio of gross expenses to average net assets[3]	0.90%[20]	0.90%	0.90%	0.90%	0.91%[5]	0.90%[6,20]
Ratio of net investment income to average net assets[2]	2.34%[20]	2.39%	2.96%	3.00%	2.31%[5]	2.07%[6,20]
Portfolio turnover	28%[19]	88%	57%	22%	43%	110%[19]
Net assets at end of period (000’s omitted)	$13,911	$37,952	$7,463	$2,480	$1,563	$10

34

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class C		2016	2015	2014	2013	2012†
Net Asset Value, Beginning of Period	$9.66	$9.57	$10.20	$9.94	$11.22	$10.79
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.07	0.15	0.21	0.21	0.15	0.36
Net realized and unrealized gain (loss) on investments	0.14	0.08	(0.63)	0.26	(0.20)	0.57
Total income (loss) from investment operations	0.21	0.23	(0.42)	0.47	(0.05)	0.93
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.14)	(0.21)	(0.21)	(0.18)	(0.39)
Net realized gain on investments	—	—	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.07)	(0.14)	(0.21)	(0.21)	(1.23)	(0.50)
Net Asset Value, End of Period	$9.80	$9.66	$9.57	$10.20	$9.94	$11.22
Total Return[2]	2.22%[19]	2.40%	(4.15)%[4]	4.79%	(0.50)%[4]	8.72%[4]
Ratio of net expenses to average net assets	1.53%[20]	1.59%	1.59%	1.59%	1.61%[5]	1.59%[6]
Ratio of gross expenses to average net assets[3]	1.80%[20]	1.80%	1.82%	1.84%	1.83%[5]	1.79%[6]
Ratio of net investment income to average net assets[2]	1.44%[20]	1.53%	2.12%	2.07%	1.38%[5]	3.18%[6]
Portfolio turnover	28%[19]	88%	57%	22%	43%	110%
Net assets at end of period (000’s omitted)	$5,851	$7,842	$11,031	$15,927	$20,793	$33,026

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class Z		2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.70	$9.61	$10.25	$9.99	$11.28	$10.84
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.12	0.25	0.31	0.31	0.27	0.47
Net realized and unrealized gain (loss) on investments	0.13	0.09	(0.63)	0.27	(0.22)	0.58
Total income (loss) from investment operations	0.25	0.34	(0.32)	0.58	0.05	1.05
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.25)	(0.32)	(0.32)	(0.29)	(0.50)
Net realized gain on investments	—	—	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.12)	(0.25)	(0.32)	(0.32)	(1.34)	(0.61)
Net Asset Value, End of Period	$9.83	$9.70	$9.61	$10.25	$9.99	$11.28
Total Return[2]	2.62%[19]	3.52%[4]	(3.15)%	5.85%	0.46%	9.89%
Ratio of net expenses to average net assets	0.53%[20]	0.59%	0.59%	0.59%	0.61%[5]	0.59%[6]
Ratio of gross expenses to average net assets[3]	0.80%[20]	0.80%	0.82%	0.84%	0.83%[5]	0.79%[6]
Ratio of net investment income to average net assets[2]	2.44%[20]	2.51%	3.10%	3.05%	2.39%[5]	4.21%[6]
Portfolio turnover	28%[19]	88%	57%	22%	43%	110%
Net assets at end of period (000’s omitted)	$21,797	$51,357	$47,402	$41,968	$59,182	$65,573

35

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017 (unaudited)	For the years ended December 31,
Class N		2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.25	$11.70	$11.61	$11.02	$11.52	$11.21
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.09	0.13	0.15	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.34	(0.25)	0.24	0.63	(0.47)	0.38
Total income (loss) from investment operations	0.43	(0.12)	0.39	0.81	(0.29)	0.58
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.12)	(0.15)	(0.18)	(0.17)	(0.19)
Net realized gain on investments	—	(0.21)	(0.15)	(0.04)	(0.04)	(0.08)
Total distributions to shareholders	(0.07)	(0.33)	(0.30)	(0.22)	(0.21)	(0.27)
Net Asset Value, End of Period	$11.61	$11.25	$11.70	$11.61	$11.02	$11.52
Total Return[2]	3.87%[19]	(1.05)%	3.36%	7.39%	(2.51)%[4]	5.27%[4]
Ratio of net expenses to average net assets	0.70%[20]	0.71%	0.82%	0.80%	0.81%[7]	0.80%[8]
Ratio of gross expenses to average net assets[3]	0.77%[20]	0.95%	1.13%	1.12%	1.17%[7]	1.18%[8]
Ratio of net investment income to average net assets[2]	1.62%[20]	1.08%	1.28%	1.55%	1.56%[7]	1.71%[8]
Portfolio turnover	10%[19]	66%	78%	31%	28%	39%
Net assets at end of period (000’s omitted)	$32,372	$31,406	$27,362	$23,572	$28,655	$22,726

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class I		2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.31	$11.77	$11.67	$11.08	$11.58	$11.26
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11	0.17	0.21	0.23	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.34	(0.25)	0.24	0.63	(0.47)	0.40
Total income (loss) from investment operations	0.45	(0.08)	0.45	0.86	(0.24)	0.65
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.17)	(0.20)	(0.23)	(0.22)	(0.25)
Net realized gain on investments	—	(0.21)	(0.15)	(0.04)	(0.04)	(0.08)
Total distributions to shareholders	(0.09)	(0.38)	(0.35)	(0.27)	(0.26)	(0.33)
Net Asset Value, End of Period	$11.67	$11.31	$11.77	$11.67	$11.08	$11.58
Total Return[2]	4.03%[19]	(0.70)%	3.94%	7.80%	(2.02)%	5.80%[4]
Ratio of net expenses to average net assets	0.37%[20]	0.34%	0.34%	0.34%	0.36%[7]	0.35%[8]
Ratio of gross expenses to average net assets[3]	0.44%[20]	0.58%	0.65%	0.66%	0.72%[7]	0.73%[8]
Ratio of net investment income to average net assets[2]	1.95%[20]	1.45%	1.76%	2.00%	2.01%[7]	2.15%[8]
Portfolio turnover	10%[19]	66%	78%	31%	28%	39%
Net assets at end of period (000’s omitted)	$968,879	$728,365	$655,760	$393,581	$204,711	$121,609

36

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class N		2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.40	$10.08	$10.16	$8.98	$10.24	$9.55
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.14	0.25	0.30	0.34	0.35	0.36
Net realized and unrealized gain (loss) on investments	0.34	(0.23)	0.05	1.18	(1.18)	0.93
Total income (loss) from investment operations	0.48	0.02	0.35	1.52	(0.83)	1.29
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.25)	(0.30)	(0.34)	(0.36)	(0.36)
Net realized gain on investments	—	(0.45)	(0.13)	—	(0.07)	(0.24)
Total distributions to shareholders	(0.13)	(0.70)	(0.43)	(0.34)	(0.43)	(0.60)
Net Asset Value, End of Period	$9.75	$9.40	$10.08	$10.16	$8.98	$10.24
Total Return[2]	5.16%[19]	0.10%	3.57%	17.14%	(8.27)%[4]	13.69%[4]
Ratio of net expenses to average net assets	1.00%[20]	1.14%	1.07%	1.00%	1.12%[9]	1.07%[10]
Ratio of gross expenses to average net assets[3]	1.10%[20]	1.30%	1.25%	1.19%	1.30%[9]	1.27%[10]
Ratio of net investment income to average net assets[2]	3.01%[20]	2.38%	2.98%	3.46%	3.58%[9]	3.53%[10]
Portfolio turnover	29%[19]	172%	120%	83%	52%	70%
Net assets at end of period (000’s omitted)	$9,512	$4,184	$5,500	$8,507	$8,030	$21,413

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class I		2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.40	$10.07	$10.14	$8.97	$10.22	$9.53
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.16	0.30	0.34	0.37	0.39	0.40
Net realized and unrealized gain (loss) on investments	0.33	(0.22)	0.07	1.17	(1.17)	0.93
Total income (loss) from investment operations	0.49	0.08	0.41	1.54	(0.78)	1.33
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.30)	(0.35)	(0.37)	(0.40)	(0.40)
Net realized gain on investments	—	(0.45)	(0.13)	—	(0.07)	(0.24)
Total distributions to shareholders	(0.15)	(0.75)	(0.48)	(0.37)	(0.47)	(0.64)
Net Asset Value, End of Period	$9.74	$9.40	$10.07	$10.14	$8.97	$10.22
Total Return[2]	5.25%[19]	0.70%	4.15%	17.45%	(7.80)%	14.13%[4]
Ratio of net expenses to average net assets	0.64%[20]	0.64%	0.64%	0.64%	0.66%[9]	0.65%[10]
Ratio of gross expenses to average net assets[3]	0.74%[20]	0.80%	0.82%	0.83%	0.84%[9]	0.85%[10]
Ratio of net investment income to average net assets[2]	3.37%[20]	2.89%	3.42%	3.83%	4.08%[9]	3.96%[10]
Portfolio turnover	29%[19]	172%	120%	83%	52%	70%
Net assets at end of period (000’s omitted)	$215,250	$195,193	$212,057	$226,284	$201,161	$294,983

37

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

Class Z	For the period ended June 30, 2017** (unaudited)
Net Asset Value, Beginning of Period	$9.49
Income from Investment Operations:
Net investment income[1,2]	0.11
Net realized and unrealized gain on investments	0.24
Total income from investment operations	0.35
Less Distributions to Shareholders from:
Net investment income	(0.10)
Net Asset Value, End of Period	$9.74
Total Return[2]	3.73%[19]
Ratio of net expenses to average net assets	0.59%[20]
Ratio of gross expenses to average net assets[3]	0.69%[20]
Ratio of net investment income to average net assets[2]	3.41%[20]
Portfolio turnover	29%[19]
Net assets at end of period (000’s omitted)	$104

38

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017#	For the years ended December 31,
Class N	(unaudited)	2016##		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.57	$21.80		$23.39	$24.34	$17.72	$15.87
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.05)	0.00	11,††	(0.06)[12]	(0.07)[13]	(0.07)[14]	0.14 [15]
Net realized and unrealized gain (loss) on investments	2.41	3.81		(0.64)	0.46	7.56	2.15
Total income (loss) from investment operations	2.36	3.81		(0.70)	0.39	7.49	2.29
Less Distributions to Shareholders from:
Net investment income	—	—		—	—	—	(0.08)
Net realized gain on investments	—	(1.04)		(0.89)	(1.34)	(0.87)	(0.36)
Total distributions to shareholders	—	(1.04)		(0.89)	(1.34)	(0.87)	(0.44)
Net Asset Value, End of Period	$26.93	$24.57		$21.80	$23.39	$24.34	$17.72
Total Return[2]	9.61%[19]	17.44%		(3.02)%	1.53%	42.26%	14.45%
Ratio of net expenses to average net assets	1.31%[16,20]	1.33%		1.35%	1.42%	1.37%[17]	1.41%[18]
Ratio of gross expenses to average net assets[3]	1.32%[20]	1.42%		1.46%	1.53%	1.50%[17]	1.62%[18]
Ratio of net investment income (loss) to average net assets[2]	(0.36)%[20]	0.01%		(0.24)%	(0.28)%	(0.32)%[17]	0.78%[18]
Portfolio turnover	9%[19]	19%		16%	26%	19%	14%
Net assets at end of period (000’s omitted)	$33,305	$35,760		$35,691	$37,995	$69,992	$14,707

	For the six months ended June 30, 2017#	For the years ended December 31,
Class I	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.84	$22.04	$23.61	$24.49	$17.76	$15.87
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.00 ††	0.10 [11]	0.04 [12]	0.07 [13]	0.02 [14]	0.14 [15]
Net realized and unrealized gain (loss) on investments	2.43	3.86	(0.65)	0.44	7.58	2.23
Total income (loss) from investment operations	2.43	3.96	(0.61)	0.51	7.60	2.37
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.05)	(0.04)	—	(0.12)
Net realized gain on investments	—	(1.06)	(0.91)	(1.35)	(0.87)	(0.36)
Total distributions to shareholders	—	(1.16)	(0.96)	(1.39)	(0.87)	(0.48)
Net Asset Value, End of Period	$27.27 [19]	$24.84	$22.04	$23.61	$24.49	$17.76
Total Return[2]	9.78%[19]	17.90%	(2.63)%	2.04%	42.81%[4]	14.97%[4]
Ratio of net expenses to average net assets	0.95%[16,20]	0.94%	0.95%	0.95%	0.97%[17]	0.96%[18]
Ratio of gross expenses to average net assets[3]	0.96%[20]	1.03%	1.06%	1.07%	1.10%[17]	1.17%[18]
Ratio of net investment income to average net assets[2]	0.00%[20]	0.43%	0.17%	0.30%	0.07%[17]	0.84%[18]
Portfolio turnover	9%[19]	19%	16%	26%	19%	14%
Net assets at end of period (000’s omitted)	$460,510	$367,972	$302,381	$291,301	$168,854	$76,673

39

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each period

Class Z	For the period ended June 30, 2017** (unaudited)
Net Asset Value, Beginning of Period	$26.13
Income from Investment Operations:
Net investment income[1,2]	0.02
Net realized and unrealized gain on investments	1.13
Total income from investment operations	1.15
Net Asset Value, End of Period	$27.28
Total Return[2]	4.40%[19]
Ratio of net expenses to average net assets	0.90%[20]
Ratio of gross expenses to average net assets[3]	0.90%[20]
Ratio of net investment income to average net assets[2]	0.26%[20]
Portfolio turnover	9%[19]
Net assets at end of period (000’s omitted)	$3,557

40

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each period

Class N	For the period ended June 30, 2017** (unaudited)
Net Asset Value, Beginning of Period	$10.35
Income from Investment Operations:
Net investment loss[1,2]	0.00 ††
Net realized and unrealized gain on investments	0.25
Total income from investment operations	0.25
Net Asset Value, End of Period	$10.60
Total Return[2]	2.42%[19]
Ratio of net expenses to average net assets	1.10%[20]
Ratio of gross expenses to average net assets[3]	2.20%[20]
Ratio of net investment loss to average net assets[2]	(0.09)%[20]
Portfolio turnover	41%[19]
Net assets at end of period (000’s omitted)	$10

	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31,	For the period from June 30, 2015 through December 31, 2015**
Class I		2016#
Net Asset Value, Beginning of Period	$9.80	$8.95	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.01	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.80	0.89	(1.03)
Total income (loss) from investment operations	0.81	0.86	(1.05)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	—
Net Asset Value, End of Period	$10.61	$9.80	$8.95
Total Return[2]	8.27%[19]	9.55%[4]	(10.50)%[19]
Ratio of net expenses to average net assets	0.94%[20]	0.95%	0.95%[20]
Ratio of gross expenses to average net assets[3]	2.31%[20]	4.60%	11.39%[20]
Ratio of net investment income (loss) to average net assets[2]	0.12%[20]	(0.38)%	(0.39)%[20]
Portfolio turnover	41%[19]	48%	41%[19]
Net assets at end of period (000’s omitted)	$9,429	$2,231	$1,173

41

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each period

Class Z	For the period ended June 30, 2017** (unaudited)
Net Asset Value, Beginning of Period	$10.35
Income from Investment Operations:
Net investment income[1,2]	0.01
Net realized and unrealized gain on investments	0.25
Total income from investment operations	0.26
Net Asset Value, End of Period	$10.61
Total Return[2]	2.51%[19]
Ratio of net expenses to average net assets	0.85%[20]
Ratio of gross expenses to average net assets[3]	1.95%[20]
Ratio of net investment income to average net assets[2]	0.18%[20]
Portfolio turnover	41%[19]
Net assets at end of period (000’s omitted)	$2,453

42

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective February 27, 2017, AMG GW&K Enhanced Core Bond Fund Class I shares were renamed Class Z and Class S shares were renamed Class I; AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small Cap Core Fund added Class Z shares and AMG GW&K Small/Mid Cap Fund added Class N and Class Z Shares. Effective June 23, 2017, AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small Cap Core Fund Class S shares were converted to Class I Shares.
##	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG GW&K Enhanced Core Bond Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small Cap Core Fund were renamed Class N, Class S and Class I, respectively, and the Institutional Class of AMG GW&K Small/Mid Cap Fund was renamed Class I.
*	Commencement of operations was December 1, 2012.
**	Commencement of operations was February 27, 2017.
***	Commencement of operations was June 30, 2015.
†	Effective December 1, 2012, Class C shares were closed to all new investors.
††	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waiver and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights
[5]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Class N, Class I, Class C and Class Z, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.005%, 0.004% and 0.004% of average net assets for the Class N, Class I, Class C and Class Z, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.021% and 0.020% of average net assets for the Class N and Class I, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.005% of average net assets for the Class N and Class l, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.024% and 0.023% of average net assets for the Class N and Class l, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.006% and 0.005% of average net assets for the Class N and Class l, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for the Class N and Class l, respectively. Class N net investment income rounds to less than $0.01 per share.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for the Class N and Class l, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11) and $0.03 for AMG GW&K Small Cap Core Fund’s Class N and Class l shares, respectively.
[14]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09) and $0.00 for the Class N and Class l respectively.
[15]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.03 and $0.03 for the Class N and Class l, respectively.
[16]	Includes reduction from broker recapture amounting to 0.006% for the six months ended June 30, 2017.
[17]	Includes non-routine extraordinary expenses amounting to 0.015% and 0.018% of average net assets for the Class N and Class l, respectively.
[18]	Includes non-routine extraordinary expenses amounting to 0.008% and 0.005% of average net assets for the Class N and Class l, respectively.
[19]	Not annualized.
[20]	Annualized.

43

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”)(formerly AMG GW&K Small Cap Growth Fund) and AMG Funds II: AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016 were renamed. Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core previously offered Investor Class shares, Service Class shares, and Institutional Class shares which were renamed to Class N, Class S and Class I, respectively; Small/Mid Cap previously offered Institutional Class shares which were renamed Class I. Effective February 27, 2017, Enhanced Core Bond Class I shares were renamed Class Z and Class S shares were renamed Class I; Municipal Enhanced Yield and Small Cap Core added Class Z shares and Small/ Mid Cap added Class N and Class Z Shares. Effective June 23, 2017, Municipal Bond, Municipal Enhanced Yield and Small Cap Core Class S shares were converted to Class I shares. Additionally, Enhanced Core Bond offers Class C shares. Small/Mid Cap commenced operations on June 30, 2015. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective December 1, 2012, Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders. Shareholders who redeem Class C shares of the Fund will continue to be subject to the deferred sales charges described in the prospectus. Effective November 1, 2013, Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from the AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all

44

Notes to Financial Statements (continued)

available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2017, the impact on the expense ratios, if any, was $11,797, less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax

45

Notes to Financial Statements (continued)

purposes; these differences will reverse at some time in the future. Permanent differences are due to redesignation of dividends paid by the fund. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes and wash sales.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Core’s and Small Cap Growth’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, Small Cap Core and Small Cap Growth will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Enhanced Core Bond	$807,428	$3,418,340

As of June 30, 2017, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap incur net capital losses for the year ending December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declarations of Trust authorize for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

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Notes to Financial Statements (continued)

For the six months ended June 30, 2017 and the year ended December 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Enhanced Core Bond				Municipal Bond
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	259,418	$2,524,842	385,257	$3,795,029	869,595	$9,924,967	1,647,974	$19,577,982
Reinvestment of distributions	12,385	120,540	27,286	268,301	17,853	204,950	75,000	856,921
Cost of shares repurchased	(296,894)	(2,890,721)	(853,785)	(8,384,944)	(889,667)	(10,251,383)	(1,270,324)	(14,901,658)

Net increase (decrease)	(25,091)	$(245,339)	(441,242)	$(4,321,614)	(2,219)	$(121,466)	452,650	$5,533,245

Class S:
Proceeds from sale of shares	—	—	—	—	3,078,878	$35,271,698	10,232,475	$121,026,163
Reinvestment of distributions	—	—	—	—	53,728	615,132	291,662	3,354,153
Cost of shares repurchased	—	—	—	—	(3,952,625)	(45,334,584)	(7,024,704)	(81,937,500)
Share class conversions	—	—	—	—	(13,649,760)	(160,111,684)	—	—

Net increase (decrease)	—	—	—	—	(14,469,779)	($169,559,438)	3,499,433	$42,442,816

Class I:
Proceeds from sale of shares	384,329	$3,741,085	3,892,108	$38,388,245	18,023,721	$206,716,097	32,007,506	$379,279,837
Reinvestment of distributions	35,734	348,388	77,281	766,271	549,314	6,339,479	2,035,999	23,482,851
Cost of shares repurchased	(2,917,428)	(28,627,281)	(834,296)	(8,310,804)	(13,530,171)	(155,368,946)	(25,376,090)	(297,140,902)
Share class conversions	—	—	—	—	13,603,372	160,111,684	—	—

Net increase (decrease)	(2,497,365)	$(24,537,808)	3,135,093	$30,843,712	18,646,236	$217,798,314	8,667,415	$105,621,786

Class C:
Proceeds from sale of shares	804	$7,804	2,517	$24,694	—	—	—	—
Reinvestment of distributions	3,548	34,498	9,536	93,552	—	—	—	—
Cost of shares repurchased	(218,919)	(2,123,712)	(353,217)	(3,475,625)	—	—	—	—

Net decrease	(214,567)	$(2,081,410)	(341,164)	$(3,357,379)	—	—	—	—

Class Z:*
Proceeds from sale of shares	274,764	$2,670,076	2,391,953	$23,618,757	—	—	—	—
Reinvestment of distributions	29,644	288,840	145,492	1,436,923	—	—	—	—
Cost of shares repurchased	(3,383,490)	(32,888,281)	(2,172,562)	(21,122,721)	—	—	—	—

Net increase (decrease)	(3,079,082)	($29,929,365)	364,883	$3,932,959	—	—	—	—

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Notes to Financial Statements (continued)

	Municipal Enhanced				Small Cap Core
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	649,455	$6,221,780	569,848	$5,963,684	99,337	$2,552,687	171,093	$3,879,355
Reinvestment of distributions	11,980	115,143	33,790	329,552	—	—	55,106	1,367,178
Cost of shares repurchased	(130,509)	(1,255,112)	(704,478)	(7,269,369)	(318,068)	(8,385,230)	(407,888)	(9,392,744)

Net increase (decrease)	530,926	$5,081,811	(100,840)	$(976,133)	(218,731)	$(5,832,543)	(181,689)	$(4,146,211)

Class S:
Proceeds from sale of shares	319,509	$3,059,584	1,219,602	$12,565,944	14,465	$373,459	86,671	$2,032,563
Reinvestment of distributions	20,245	193,539	127,122	1,234,918	—	—	29,980	750,402
Cost of shares repurchased	(891,675)	(8,586,630)	(1,192,382)	(12,156,404)	(67,689)	(1,761,714)	(1,074,660)	(25,613,152)
Share class conversions	(1,192,488)	(11,722,161)	—	—	(660,653)	(17,976,373)	—	—

Net increase (decrease)	(1,744,409)	$(17,055,668)	154,342	$1,644,458	(713,877)	$(19,364,628)	(958,009)	$(22,830,187)

Class I:
Proceeds from sale of shares	2,907,435	$27,821,094	6,118,953	$63,716,957	2,476,818	$64,703,237	2,961,740	$68,702,616
Reinvestment of distributions	167,286	1,604,545	835,430	8,132,689	—	—	613,419	15,384,553
Cost of shares repurchased	(2,939,024)	(28,191,804)	(7,243,382)	(73,938,069)	(1,065,498)	(27,926,820)	(2,480,898)	(56,925,490)
Share class conversions	1,194,920	11,722,161	—	—	658,716	17,976,373	—	—

Net increase (decrease)	1,330,617	$12,955,996	(288,999)	$(2,088,423)	2,070,036	$54,752,790	1,094,261	$27,161,679

Class Z:*
Proceeds from sale of shares	10,534	$100,000	—	—	137,522	$3,561,473	—	—
Reinvestment of distributions	113	1,089	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	(7,121)	(182,715)	—	—

Net increase	10,647	$101,089	—	—	130,401	$3,378,758	—	—

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Notes to Financial Statements (continued)

	Small/Mid Cap
	2017		2016
	Shares	Amount	Shares	Amount
Class N:*
Proceeds from sale of shares	967	$10,000	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase	967	$10,000	—	—

Class I:
Proceeds from sale of shares	666,043	$6,971,962	148,293	$1,303,687
Reinvestment of distributions	—	—	114	1,126
Cost of shares repurchased	(4,787)	(49,163)	(51,818)	(463,032)

Net increase	661,256	$6,922,799	96,589	$841,781

Class Z:*
Proceeds from sale of shares	232,146	$2,410,000	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(966)	(9,742)	—	—

Net increase	231,180	$2,400,258	—

*	Commencement of operations was February 27, 2017.

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Enhanced Core Bond - two own 39%; Municipal Bond - two own 69%; Municipal Enhanced - two own 83%; Small Cap Core - four own 78% and Small/Mid Cap - three own 96%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and joint third-party repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Enhanced Core Bond, Small Cap Core and Small/Mid Cap were $118,595, $38,113,535 and $705,769, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each

49

Notes to Financial Statements (continued)

subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. The Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond**	0.30%
Municipal Bond*
on first $25 million	0.35%
on next $25 million	0.30%
on next $50 million	0.25%
on balance over $100 million	0.20%
Municipal Enhanced**	0.45%
Small Cap Core**	0.70%
Small/Mid Cap**	0.65%

*	Effective October 1, 2016, Municipal Bond changed to a tiered management fee structure. Prior to October 1, 2016, the annual rate for Municipal Bond’s investment management fee was 0.35% of the Fund’s average daily net assets.
**	Prior to February 27, 2017, the annual rate for the investment management fees were 0.45%, 0.50%, 0.75% and 0.75% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.59%, 0.64%, 0.95% and 0.95% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2017, each Fund’s expiration of recoupment are as follows:

	Enhanced	Municipal
Expiration Period	Core Bond	Bond
Less than 1 year*	$219,391	$1,683,544
Within 2 years	209,871	2,563,791
Within 3 years	257,711	1,265,508

Total Amount Subject to Recoupment	$686,973	$5,512,843

Expiration Period	Municipal Enhanced	Small Cap Core
Less than 1 year*	$231,939	$411,068
Within 2 years	211,246	413,891
Within 3 years	235,140	144,121

Total Amount Subject to Recoupment	$678,325	$969,080

Expiration Period	Small/Mid Cap
Less than 1 year*	—
Within 2 years	$74,869
Within 3 years	62,899

Total Amount Subject to Recoupment	$137,768

*	A portion of this represents the expiration amount through the year ending December 31, 2017 of $105,788, $539,558, $94,538, $150,166 for Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core, respectively.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap paid an administration fee under a similar contract at an annual rate of 0.20%, 0.25%, 0.25%, 0.25% and 0.25%, respectively, of each Fund’s average daily net assets.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

50

Notes to Financial Statements (continued)

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund and Class C shares of Enhanced Core Bond, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and Enhanced Core Bond Class C shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to Class N and Class C shares, respectively. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class C shares or Class N shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond’s Class I shares and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced and Small Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

	Maximum	Actual
	Annual Amount	Amount
Fund	Approved	Incurred
Enhanced Core Bond
Class I	0.10%	0.10%
Municipal Bond
Class N	0.15%	0.11%
Class I*	0.05%	0.03%
Municipal Enhanced
Class N	0.15%	0.15%
Class I*	0.05%	0.03%
Small Cap Core
Class N	0.15%	0.15%
Class I*	0.05%	0.04%
Small/Mid Cap
Class N	0.15%	0.00%
Class I*	0.10%	0.07%

*	Prior to February 27, 2017, Class I shares did not incur shareholder servicing fees.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap Core lent a maximum of $6,200,680 for five days earning interest in the amount of $414, and Municipal Enhanced lent $1,410,972 for one day earning interest in the amount of $68. The interest amount is included in the Statement of Operations as interest income. Enhanced Core Bond borrowed $4,417,211 for one day paying interest of $2,274. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the six months ended June 30, 2017, Municipal Bond and Small/Mid Cap Growth neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Enhanced Core Bond	$17,454,213	$50,295,925
Municipal Bond	148,559,611	97,652,007
Municipal Enhanced	64,876,312	64,041,225
Small Cap Core	70,210,243	42,329,488
Small/Mid Cap	10,436,620	2,133,211

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond	$4,384,015	$21,777,424

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its

51

Notes to Financial Statements (continued)

services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102%, 105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Enhanced Core Bond	$114,976	$118,595
Small Cap Core	37,276,554	38,113,535
Small/Mid Cap	694,208	705,769

5. COMMITMENTS AND CONTINGENCIES

Under each Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

52

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Enhanced Core Bond
BNP Paribas S.A.	$4,989	$4,989	—	—
Cantor Fitzgerald Securities, Inc.	104,549	104,549	—	—
HSBC Securities USA, Inc.	6,074	6,074	—	—
Jefferies LLC	2,983	2,983	—	—

Totals	$118,595	$118,595	—	—

Small Cap Core
BNP Paribas S.A.	$1,222,752	$1,222,752	—	—
Cantor Fitzgerald Securities, Inc.	9,052,243	9,052,243	—	—
Daiwa Capital Markets America	9,052,243	9,052,243	—	—
HSBC Securities USA, Inc.	1,488,359	1,488,359	—	—
Jefferies LLC	731,015	731,015	—	—
Nomura Securities International, Inc.	7,514,723	7,514,723	—	—
State of Wisconsin Investment Board	9,052,200	9,052,200	—	—

Totals	$38,113,535	$38,113,535	—	—

Small/Mid Cap
BNP Paribas S.A.	$29,695	$29,695	—	—
Citigroup Global Markets, Inc.	622,175	622,175	—	—
HSBC Securities USA, Inc.	36,146	36,146	—	—
Jefferies LLC	17,753	17,753	—	—

Totals	$705,769	$705,769	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

53

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund (formerly AMG GW&K Small Cap Growth Fund), AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017.

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund (formerly AMG GW&K Small Cap Growth Fund), AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 dated July 1, 2015, and Amendment No. 3 dated October 1, 2016, to the Investment Management Agreement with AMG Funds II and separately each of Amendment No. 1 dated July 1, 2015, and Amendment No. 2 dated October 1, 2016, to the Investment Management Agreement with AMG Funds (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer

Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period and in the second quartile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2017 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2017 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 2500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees noted that Class I shares of the Fund ranked in the third quintile relative to its Peer Group for the 1-year period. The Trustees also took into account the Fund’s relatively short performance history and the fact that the Fund made recent changes to its principal investment strategy. The Trustees concluded that the Fund’s performance is being addressed.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, above, below and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees noted that the Fund’s longer-term performance results ranked strongly relative to the Fund Benchmark and that Class I shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period and in the second quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2017 and for the

55

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

period from the Fund’s inception on June 30, 2009 through March 31, 2017 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Peer Group and the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quintile relative to its Peer Group since inception and in the top quartile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to AMG GW&K Enhanced Core Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, below, below and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to the Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the second quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the applicable Funds, noting that the Investment Manager provides administrative and shareholder services to the Funds pursuant to an Administration Agreement with the Funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadviser from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to lower the Fund’s

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Annual Renewal of Investment Management and Subadvisory Agreements (continued)

contractual expense limitation from 0.95% to 0.90% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%.The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to lower the Fund’s contractual expense limitation from 0.64% to 0.59% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective February 27, 2017, the Investment Manager has contractually agreed, through May 1, 2018, to lower the Fund’s contractual expense limitation from 0.59% to 0.48% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap

Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate

Government

AMG Managers Amundi Short Duration

Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR019-0617	| www.amgfunds.com

| SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX    |    Class I: TSQIX    |    Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX    |    Class I: TQMIX    |    Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX    |    Class I: TQTIX    |    Class Z: TCMIX

www.amgfunds.com |	SAR014-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	4
AMG TimesSquare Mid Cap Growth Fund	8
AMG TimesSquare International Small Cap Fund	11
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	20
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	21
Detail of changes in net assets for the past two periods

Financial Highlights	22
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Highlights	28

Notes to Financial Statements	29
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	37

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*
AMG TimesSquare Small Cap Growth Fund
Class N
Based on Actual Fund Return	1.24%	$1,000	$1,088	$6.42
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Class I**
Based on Actual Fund Return	1.14%	$1,000	$1,044	$3.96
Hypothetical (5% return before expenses)	1.14%	$1,000	$1,019	$5.71
Class Z
Based on Actual Fund Return	1.04%	$1,000	$1,089	$5.39
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
AMG TimesSquare Mid Cap Growth Fund
Class N
Based on Actual Fund Return	1.24%	$1,000	$1,107	$6.48
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Class I**
Based on Actual Fund Return	1.04%	$1,000	$1,042	$3.61
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Class Z
Based on Actual Fund Return	1.04%	$1,000	$1,109	$5.44
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
AMG TimesSquare International Small Cap Fund
Class N
Based on Actual Fund Return	1.30%	$1,000	$1,236	$7.21
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.51
Class I**
Based on Actual Fund Return	1.07%	$1,000	$1,164	$3.93
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,019	$5.26
Class Z
Based on Actual Fund Return	1.05%	$1,000	$1,237	$5.82
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**	Commenced operations on February 27, 2017, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (124), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund [2,3]
Class N4	8.76%	17.37%	13.00%	8.77%	8.54%	01/21/00
Class I	—	—	—	—	4.36%	02/24/17
Class Z4	8.90%	17.64%	13.22%	8.93%	8.70%	01/21/00
Russell 2000® Growth Index[5]	9.97%	24.40%	13.98%	7.82%	4.38%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund [3,6]
Class N4	10.72%	15.63%	13.21%	7.78%	9.39%	03/04/05
Class I	—	—	—	—	4.22%	02/24/17
Class Z4	10.85%	15.92%	13.45%	8.00%	9.60%	04/05/03
Russell Midcap® Growth Index[7]	11.40%	17.05%	14.19%	7.87%	9.04%	03/04/05	†
AMG TimesSquare International Small Cap Fund [3,8,9,10]
Class N4	23.56%	24.66%	—	—	13.38%	01/02/13
Class I	—	—	—	—	16.39%	02/24/17
Class Z4	23.69%	25.01%	—	—	13.60%	02/13/01
MSCI EAFE Small Cap Index[11]	16.72%	23.18%	12.94%	3.41%	10.74%	01/02/13	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices reflect future investor expectations rather than just current profits.
[4]	Effective February 27, 2017, Class S and Class I were renamed Class N and Class Z, respectively.
[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	Mid capitalization securities are subject to market, liquidity and information risk. Mid-size companies may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.
[7]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local government attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[9]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuation and changes in political and economic conditions, which could result in significant market fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[10]	The Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[11]	The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices from the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are trademarks of the London Stock Exchange group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG TimesSquare Small Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Small Cap Growth Fund*	Russell 2000® Growth Index
Information Technology	28.3%	24.2%
Industrials	25.4%	17.4%
Consumer Discretionary	13.9%	14.2%
Health Care	12.6%	24.3%
Financials	4.6%	6.0%
Real Estate	3.4%	3.5%
Energy	2.8%	1.6%
Materials	2.4%	4.6%
Telecommunication Services	2.2%	0.9%
Consumer Staples	1.4%	2.6%
Exchange Traded Funds	1.0%	0.0%
Utilities	0.4%	0.7%
Other Assets and Liabilities	1.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
On Assignment, Inc.**	2.3%
Bright Horizons Family Solutions, Inc.**	2.3
WEX, Inc.**	2.1
WageWorks, Inc.**	2.1
j2 Global, Inc.**	1.9
MKS Instruments, Inc.**	1.8
Albany International Corp., Class A**	1.8
Envestnet, Inc.	1.8
2U, Inc.	1.6
ExlService Holdings, Inc.	1.6

Top Ten as a Group	19.3%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 13.9%
Bright Horizons Family Solutions, Inc.*	329,966	$25,476,675
Cable One, Inc.	21,500	15,284,350
Chegg, Inc.*,1	895,000	10,999,550
Core-Mark Holding Co., Inc.	245,000	8,099,700
Dave & Buster’s Entertainment, Inc.*	130,000	8,646,300
Five Below, Inc.*,1	165,000	8,146,050
Floor & Decor Holdings, Inc., Class A*,1	45,000	1,766,700
IMAX Corp.*,1	510,599	11,233,178
Lithia Motors, Inc., Class A1	110,000	10,365,300
Monro Muffler Brake, Inc.	370,545	15,470,254
Nord Anglia Education, Inc.*,1	270,002	8,793,965
Ollie’s Bargain Outlet Holdings, Inc.*,1	156,000	6,645,600
Papa John’s International, Inc.[1]	140,000	10,046,400
Strayer Education, Inc.	54,300	5,061,846
William Lyon Homes, Class A*	280,092	6,761,421
Total Consumer Discretionary		152,797,289
Consumer Staples - 1.4%
MGP Ingredients, Inc.[1]	311,500	15,939,455
Energy - 2.8%
Gulfport Energy Corp.*	361,942	5,338,645
Keane Group, Inc.*,1	390,000	6,240,000
Matador Resources Co.*,1	359,924	7,691,576
PDC Energy, Inc.*	135,595	5,845,500
WildHorse Resource Development Corp.*,1	440,000	5,442,800
Total Energy		30,558,521
Financials - 4.6%
AMERISAFE, Inc.	130,052	7,406,461
Cadence BanCorp*	230,050	5,033,494
FCB Financial Holdings, Inc., Class A*	127,900	6,107,225
Hamilton Lane, Inc., Class A	375,000	8,246,250
ProAssurance Corp.	209,000	12,707,200
WisdomTree Investments, Inc.[1]	1,130,000	11,492,100
Total Financials		50,992,730
Health Care - 12.6%
Achaogen, Inc.*,1	155,000	3,368,150
Allscripts Healthcare Solutions, Inc.*	469,000	5,984,440
Amedisys, Inc.*	178,020	11,181,436
American Renal Associates Holdings, Inc.*,1	303,804	5,635,564
Avexis, Inc.*	19,800	1,626,768

	Shares	Value
Blueprint Medicines Corp.*	78,600	$3,982,662
Civitas Solutions, Inc.*	540,566	9,459,905
DBV Technologies, S.A., Sponsored ADR*,1	165,028	5,893,150
Dermira, Inc.*,1	350,018	10,199,525
Evolent Health, Inc., Class A*,1	369,512	9,367,129
HealthEquity, Inc.*	125,000	6,228,750
Inogen, Inc.*	120,000	11,450,400
iRhythm Technologies, Inc.*	257,000	10,919,930
K2M Group Holdings, Inc.*	440,130	10,721,567
PRA Health Sciences, Inc.*	131,733	9,881,292
Radius Health, Inc.*,1	140,000	6,332,200
Repligen Corp.*,1	315,200	13,061,888
The Spectranetics Corp.*	87,240	3,350,016
Total Health Care		138,644,772
Industrials - 25.4%
The Advisory Board Co.*	165,000	8,497,500
Albany International Corp., Class A	370,017	19,758,908
Allegiant Travel Co.	95,064	12,890,678
Beacon Roofing Supply, Inc.*	276,300	13,538,700
Clean Harbors, Inc.*	258,800	14,448,804
EMCOR Group, Inc.	216,664	14,165,492
Exponent, Inc.	185,500	10,814,650
Healthcare Services Group, Inc.	255,073	11,945,069
Huron Consulting Group, Inc.*	180,776	7,809,523
ICF International, Inc.*	230,076	10,836,580
KBR, Inc.[1]	600,085	9,133,294
Knight Transportation, Inc.[1]	270,000	10,003,500
Milacron Holdings Corp.*	720,000	12,664,800
On Assignment, Inc.*	473,002	25,613,058
Orbital ATK, Inc.	160,018	15,739,370
Proto Labs, Inc.*,1	108,100	7,269,725
RBC Bearings, Inc.*	103,096	10,491,049
Rexnord Corp.*	460,030	10,695,698
TriNet Group, Inc.*	360,000	11,786,400
UniFirst Corp.	80,000	11,256,000
Viad Corp.	49,240	2,326,590
WageWorks, Inc.*	339,474	22,812,653
Watts Water Technologies, Inc., Class A	90,000	5,688,000
Total Industrials		280,186,041
Information Technology - 28.3%
2U, Inc.*,1	382,000	17,923,440

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.3% (continued)
Blackhawk Network Holdings, Inc.*	210,000	$9,156,000
Blackline, Inc.*,1	230,000	8,220,200
BroadSoft, Inc.*,1	210,034	9,041,964
Carbonite, Inc.*	210,000	4,578,000
Cardtronics PLC., Class A*	159,904	5,254,445
Cision, Ltd.*	531,100	5,465,019
Cloudera, Inc.*,1	315,000	5,046,300
Electronics For Imaging, Inc.*,1	235,000	11,134,300
Envestnet, Inc.*	495,032	19,603,267
ExlService Holdings, Inc.*	315,039	17,509,868
Fair Isaac Corp.	106,080	14,788,613
FARO Technologies, Inc.*	194,400	7,348,320
j2 Global, Inc.[1]	245,057	20,851,900
Littelfuse, Inc.	60,005	9,900,825
MACOM Technology Solutions Holdings, Inc.*	229,500	12,799,215
MAXIMUS, Inc.	170,000	10,647,100
MKS Instruments, Inc.	300,000	20,190,000
New Relic, Inc.*	18,400	791,384
NIC, Inc.	540,419	10,240,940
Paycom Software, Inc.*,1	255,000	17,444,550
Pegasystems, Inc.	219,000	12,778,650
Q2 Holdings, Inc.*	455,002	16,812,324
Science Applications International Corp.	140,033	9,721,091
Talend, S.A., ADR*	325,000	11,303,500
WEX, Inc.*	225,045	23,465,442
Total Information Technology		312,016,657
Materials - 2.4%
PolyOne Corp.	333,068	12,903,054
Summit Materials, Inc., Class A*	460,068	13,282,163
Total Materials		26,185,217
Real Estate - 3.4%
HFF, Inc., Class A	325,053	11,302,093
Kennedy-Wilson Holdings, Inc.[1]	876,058	16,688,905
National Storage Affiliates Trust - REIT	435,000	10,052,850
Total Real Estate		38,043,848
Telecommunication Services - 2.2%
Cogent Communications Holdings, Inc.	255,082	10,228,788

	Shares	Value
Shenandoah Telecommunications Co.	440,000	$13,508,000
Total Telecommunication Services		23,736,788
Utilities - 0.4%
AquaVenture Holdings, Ltd.*,1	264,000	4,020,720
Total Common Stocks (cost $782,818,956)		1,073,122,038
Exchange Traded Funds - 1.0%
iShares Russell 2000 Growth Index Fund (cost $11,024,502)	65,000	10,970,050

	Principal Amount
Short-Term Investments - 13.3%
Repurchase Agreements - 11.3%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $4,011,408 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $4,091,258)	$4,011,037	4,011,037
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $29,722,367 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $30,313,909)	29,719,519	29,719,519
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $29,722,367 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $30,313,910)	29,719,519	29,719,519
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $4,882,748 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $4,979,972)	4,882,317	4,882,317
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $2,398,226 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $2,445,948)	2,397,976	2,397,976
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $24,602,899 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $25,092,595)	24,600,582	24,600,582

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 11.3%2 (continued)
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $29,803,228 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $30,395,914)	$29,800,000	$29,800,000
Total Repurchase Agreements		125,130,950
	Shares
Other Investment Companies - 2.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	21,596,817	21,596,817

Value
Total Short-Term Investments (cost $146,727,767)	$146,727,767
Total Investments - 111.7% (cost $940,571,225)	1,230,819,855
Other Assets, less Liabilities - (11.7)%	(129,366,294)
Net Assets - 100.0%	$1,101,453,561

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Mid Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Mid Cap Growth Fund*	Russell Midcap® Growth Index
Industrials	24.3%	16.6%
Information Technology	24.1%	26.4%
Consumer Discretionary	12.1%	18.1%
Health Care	11.1%	15.1%
Financials	10.9%	6.9%
Real Estate	5.5%	3.3%
Materials	3.5%	6.6%
Consumer Staples	3.2%	4.5%
Energy	1.3%	2.3%
Telecommunication Services	1.0%	0.2%
Other Assets and Liabilities	3.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
SBA Communications Corp., REIT	3.4%
Global Payments, Inc.**	2.6
Gartner, Inc.**	2.5
Equifax, Inc.**	2.4
CBRE Group, Inc., Class A	2.1
O’Reilly Automotive, Inc.**	2.0
Dollar Tree, Inc.**	2.0
The Progressive Corp.	2.0
Alliance Data Systems Corp.**	2.0
DaVita, Inc.**	2.0

Top Ten as a Group	23.0%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 12.1%
Brunswick Corp.	380,400	$23,862,492
Dollar Tree, Inc.*	579,700	40,532,624
Domino’s Pizza, Inc.	92,475	19,561,237
Expedia, Inc.	140,400	20,912,580
Hanesbrands, Inc.[1]	883,100	20,452,596
O’Reilly Automotive, Inc.*	185,700	40,620,018
Pool Corp.	163,900	19,269,723
Ross Stores, Inc.	308,000	17,780,840
ServiceMaster Global Holdings, Inc.*	480,000	18,811,200
Wyndham Worldwide Corp.	195,700	19,650,237
Total Consumer Discretionary		241,453,547
Consumer Staples - 3.2%
Church & Dwight Co., Inc.	489,800	25,410,824
McCormick & Co., Inc., Non-Voting Shares	226,400	22,076,264
Sprouts Farmers Market, Inc.*	674,800	15,297,716
Total Consumer Staples		62,784,804
Energy - 1.3%
Concho Resources, Inc.*	121,650	14,784,125
Range Resources Corp.	473,200	10,964,044
Total Energy		25,748,169
Financials - 10.9%
Apollo Global Management LLC, Class A	919,300	24,315,485
Assured Guaranty, Ltd.	677,300	28,270,502
Nasdaq, Inc.	339,700	24,285,153
The Progressive Corp.	916,875	40,425,019
RenaissanceRe Holdings, Ltd.	164,100	22,818,105
S&P Global, Inc.	231,600	33,811,284
Signature Bank*	185,975	26,692,992
TD Ameritrade Holding Corp.	405,900	17,449,641
Total Financials		218,068,181
Health Care - 11.1%
Bio-Rad Laboratories, Inc., Class A*	115,400	26,116,174
Boston Scientific Corp.*	784,100	21,735,252
Centene Corp.*	263,900	21,080,332
DaVita, Inc.*	602,000	38,985,520
Henry Schein, Inc.*	131,300	24,030,526
Neurocrine Biosciences, Inc.*	446,000	20,516,000
Premier, Inc., Class A*	738,200	26,575,200

	Shares	Value
Universal Health Services, Inc., Class B	217,300	$26,527,984
Vertex Pharmaceuticals, Inc.*	130,300	16,791,761
Total Health Care		222,358,749
Industrials - 24.3%
AerCap Holdings N.V.*	572,500	26,581,175
AMETEK, Inc.	466,500	28,255,905
Avis Budget Group, Inc.*,1	448,375	12,227,186
BWX Technologies, Inc.	471,000	22,961,250
Carlisle Cos., Inc.	154,000	14,691,600
Copart, Inc.*	511,700	16,266,943
Equifax, Inc.	353,200	48,536,744
Genesee & Wyoming, Inc., Class A*	339,700	23,232,083
Hexcel Corp.	412,100	21,754,759
JB Hunt Transport Services, Inc.	194,700	17,791,686
L3 Technologies, Inc.	176,600	29,506,328
Lincoln Electric Holdings, Inc.	199,250	18,348,932
Nielsen Holdings PLC	720,400	27,850,664
Nordson Corp.	117,700	14,279,364
Ryanair Holdings PLC, Sponsored ADR*	262,700	28,269,147
TransDigm Group, Inc.[1]	144,700	38,905,489
Verisk Analytics, Inc.*	262,700	22,163,999
WABCO Holdings, Inc.*	216,275	27,577,225
Waste Connections, Inc.	398,500	25,671,370
Watsco, Inc.	138,100	21,295,020
Total Industrials		486,166,869
Information Technology - 24.1%
Alliance Data Systems Corp.	157,400	40,403,006
Amdocs, Ltd.	570,600	36,780,876
Amphenol Corp., Class A	317,000	23,400,940
Booz Allen Hamilton Holding Corp.	1,123,200	36,548,928
CoStar Group, Inc.*	77,300	20,376,280
Dolby Laboratories, Inc., Class A	471,800	23,099,328
Electronic Arts, Inc.*	208,300	22,021,476
Fidelity National Information Services, Inc.	303,400	25,910,360
FleetCor Technologies, Inc.*	183,200	26,419,272
Gartner, Inc.*	398,500	49,218,735
Global Payments, Inc.	570,625	51,538,850
Marvell Technology Group, Ltd.	1,256,700	20,760,684
Open Text Corp.	441,650	13,929,641

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.1% (continued)
Red Hat, Inc.*	262,700	$25,153,525
Tyler Technologies, Inc.*	135,600	23,820,852
Vantiv, Inc., Class A*	344,200	21,801,628
Xilinx, Inc.	312,500	20,100,000
Total Information Technology		481,284,381
Materials - 3.5%
Ecolab, Inc.	208,300	27,651,825
Martin Marietta Materials, Inc.	157,800	35,123,124
The Scotts Miracle-Gro Co., Class A	68,800	6,154,848
Total Materials		68,929,797
Real Estate - 5.5%
CBRE Group, Inc., Class A*	1,156,200	42,085,680
SBA Communications Corp., REIT*	507,200	68,421,280
Total Real Estate		110,506,960
Telecommunication Services - 1.0%
Zayo Group Holdings, Inc.*	657,700	20,322,930
Total Common Stocks
(cost $1,280,541,193)		1,937,624,387

	Principal Amount
Short-Term Investments - 4.2%
Repurchase Agreements - 2.0%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $1,263,592 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $1,288,745)	$1,263,475	1,263,475
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $9,354,619 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $9,540,798)	9,353,723	9,353,723
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $9,354,619 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $9,540,798)	9,353,723	9,353,723

	Principal Amount	Value
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $1,538,064 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $1,568,689)	$1,537,928	$1,537,928
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $755,440 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $770,472)	755,361	755,361
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $7,765,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $7,920,298)	7,764,998	7,764,998
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $9,354,713 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $9,540,747)	9,353,700	9,353,700
Total Repurchase Agreements		39,382,908

	Shares
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	23,760,593	23,760,593
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.84%[3]	20,210,366	20,210,366
Total Other Investment Companies		43,970,959
Total Short-Term Investments
(cost $83,353,867)		83,353,867
Total Investments - 101.2%
(cost $1,363,895,060)		2,020,978,254
Other Assets, less Liabilities - (1.2)%		(23,635,573)
Net Assets - 100.0%		$1,997,342,681

The accompanying notes are an integral part of these financial statements.

10

AMG TimesSquare International Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare International Small Cap Fund*	MSCI EAFE Small Cap Index
Industrials	24.8%	22.3%
Consumer Discretionary	23.1%	15.9%
Financials	22.8%	11.3%
Information Technology	10.5%	11.2%
Health Care	9.5%	7.0%
Materials	3.8%	9.1%
Consumer Staples	2.4%	6.8%
Telecommunication Services	0.8%	1.3%
Real Estate	0.0%	10.6%
Energy	0.0%	2.4%
Utilities	0.0%	2.1%
Other Assets and Liabilities	2.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FinecoBank Banca Fineco S.P.A.	3.2%
Samsonite International, S.A.**	3.0
Amplifon S.P.A.**	2.9
Horiba, Ltd.**	2.9
Melrose Industries PLC**	2.9
Sugi Holdings Co., Ltd.**	2.4
Topdanmark A/S	2.3
Modern Times Group MTG AB, B Shares	2.3
Dignity PLC	2.1
Jupiter Fund Management PLC	2.0

Top Ten as a Group	26.0%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 23.1%
ABC-Mart, Inc. (Japan)	91,000	$5,362,832
CIE Automotive, S.A. (Spain)[1]	196,300	4,512,962
CTS Eventim AG & Co. KGaA (Germany)	74,412	3,294,948
Dalata Hotel Group PLC (Ireland)*	992,930	5,466,252
Dignity PLC (United Kingdom)	197,800	6,404,579
Don Quijote Holdings Co., Ltd. (Japan)	60,100	2,283,489
Greene King PLC (United Kingdom)	632,730	5,553,055
IDOM, Inc. (Japan)[1]	672,400	4,646,020
IMAX China Holding, Inc. (Hong Kong)*,(a)	356,000	1,091,902
Izumi Co., Ltd. (Japan)	99,600	5,663,406
Modern Times Group MTG AB, B Shares
(Sweden)[1]	199,600	6,870,382
Moncler S.P.A. (Italy)	131,800	3,091,841
Samsonite International, S.A. (United States)	2,121,250	8,862,153
Skylark Co., Ltd. (Japan)	190,400	2,735,616
Yoox Net-A-Porter Group S.P.A. (Italy)*,1	115,175	3,191,428
Total Consumer Discretionary		69,030,865
Consumer Staples - 2.4%
Sugi Holdings Co., Ltd. (Japan)	135,830	7,278,536
Financials - 22.7%
Avanza Bank Holding AB (Sweden)	93,700	4,091,805
Bolsas y Mercados Espanoles SHMSF, S.A.
(Spain)	57,700	2,085,478
Challenger, Ltd. (Australia)	364,515	3,738,271
Credito Real S.A.B. de C.V. SOFOM ER (Mexico)	903,564	1,407,965
Dewan Housing Finance Corp., Ltd. (India)	332,600	2,248,949
FinecoBank Banca Fineco S.P.A. (Italy)	1,222,700	9,637,937
GRENKE AG (Germany)[1]	5,575	1,241,015
The Hiroshima Bank, Ltd. (Japan)	691,000	3,075,928
Hoist Finance AB (Sweden)(a),[1]	356,300	3,640,673
Indiabulls Housing Finance, Ltd. (India)	273,150	4,543,250
Jupiter Fund Management PLC (United
Kingdom)	916,200	6,026,035
Qualitas Controladora SAB de CV (Mexico)	1,231,125	2,052,016
Shriram Transport Finance Co., Ltd. (India)	269,225	4,159,429
Steadfast Group, Ltd. (Australia)	2,740,000	5,598,618
Tamburi Investment Partners S.P.A (Italy)	349,100	2,003,685
Topdanmark A/S (Denmark)*	215,850	6,893,204
Zenkoku Hosho Co., Ltd. (Japan)	132,500	5,425,067
Total Financials		67,869,325

	Shares	Value
Health Care - 9.5%
Amplifon S.P.A. (Italy)	666,600	$8,796,568
DiaSorin S.P.A. (Italy)	17,825	1,369,134
Fisher & Paykel Healthcare Corp., Ltd. (New
Zealand)	232,000	1,947,127
Japan Lifeline Co., Ltd. (Japan)	130,000	5,498,644
Korian, S.A. (France)[1]	125,800	4,292,562
Orpea (France)	20,180	2,249,827
Recipharm AB, B Shares (Sweden)[1]	66,420	972,134
UDG Healthcare PLC (Ireland)	283,600	3,198,771
Total Health Care		28,324,767
Industrials - 23.7%
AirAsia BHD (Malaysia)	4,428,700	3,352,780
Alimak Group AB (Sweden)(a),[1]	145,998	2,429,264
Benefit One, Inc. (Japan)	51,100	2,044,165
Bossard Holding AG (Switzerland)	5,635	1,142,397
Clarkson PLC (United Kingdom)	63,400	2,084,845
Daetwyler Holding AG (Switzerland)	21,284	3,625,125
Diploma PLC (United Kingdom)	199,525	2,871,592
en-japan, Inc. (Japan)	102,600	2,673,487
Interpump Group S.P.A. (Italy)	204,550	5,596,804
IPH, Ltd. (Australia)[1]	921,600	3,398,660
LISI (France)	54,690	2,601,778
Melrose Industries PLC (United Kingdom)	2,740,982	8,657,274
Nabtesco Corp. (Japan)	109,000	3,178,884
Nihon M&A Center, Inc. (Japan)	139,600	5,109,977
Norma Group SE (Germany)	16,065	835,749
Palfinger AG (Austria)	48,840	2,278,870
Polypipe Group PLC (United Kingdom)	767,700	3,822,602
Prosegur Cia de Seguridad, S.A. (Spain)	682,410	4,438,140
Rotork PLC (United Kingdom)	425,700	1,305,087
Stabilus, S.A. (Luxembourg)	56,800	4,410,800
Teleperformance (France)	39,300	5,039,135
Total Industrials		70,897,415
Information Technology - 10.5%
Altran Technologies SA (France)	338,877	5,520,601
Chroma ATE, Inc. (Taiwan)	460,000	1,481,866
Disco Corp. (Japan)	27,300	4,378,686
Halma PLC (United Kingdom)	142,800	2,046,385
Horiba, Ltd. (Japan)	144,095	8,789,737
Link Administration Holdings, Ltd. (Australia)	422,100	2,563,015

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.5% (continued)
RIB Software SE (Germany)[1]	161,700	$2,734,640
SimCorp A/S (Denmark)	51,800	3,136,964
Telit Communications PLC (United Kingdom)	227,725	925,087
Total Information Technology		31,576,981
Materials - 3.8%
Frutarom Industries, Ltd. (Israel)	59,220	4,134,300
RPC Group PLC (United Kingdom)	553,350	5,423,190
W-Scope Corp. (Japan)[1]	110,800	1,946,315
Total Materials		11,503,805
Telecommunication Services - 0.8%
Tower Bersama Infrastructure Tbk PT
(Indonesia)	4,798,000	2,434,871
Total Common Stocks
(cost $259,727,750)		288,916,565
Rights - 1.2%
Industrials - 1.1%
Irish Continental Group PLC*	564,410	3,274,782
Financials - 0.1%
Link Administration Holdings, Ltd.*	149,927	131,943
Total Rights
(cost $3,323,206)		3,406,725
Warrants - 0.0%#
Financials - 0.0%#
Tamburi Investment Partners S.P.A., 06/30/20
(Italy)*
(cost $52,893)	63,525	74,659

	Principal Amount
Short-Term Investments - 9.1%
Repurchase Agreements - 6.0%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $571,362 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 07/28/17 - 09/09/49, totaling $582,735)	$571,309	571,309
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $4,229,921 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $4,314,106)	4,229,516	4,229,516

	Principal Amount	Value
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $4,229,921 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $4,314,106)	$4,229,516	$4,229,516
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $695,470 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/15/17 - 01/15/37, totaling $709,318)	695,409	695,409
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $341,590 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $348,387)	341,554	341,554
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $3,511,412 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $3,581,303)	3,511,081	3,511,081
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $4,229,958 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $4,314,078)	4,229,500	4,229,500
Total Repurchase Agreements		17,807,885

	Shares
Other Investment Companies - 3.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	9,370,864	9,370,864
Total Short-Term Investments
(cost $27,178,749)		27,178,749
Total Investments - 106.8%
(cost $290,282,598)		319,576,698
Other Assets, less Liabilities - (6.8)%		(20,233,676)
Net Assets - 100.0%		$299,343,022

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$948,223,635	$311,616,352	$(29,020,132)	$282,596,220
AMG TimesSquare Mid Cap Growth Fund	1,387,314,234	650,883,858	(17,219,838)	633,664,020
AMG TimesSquare International Small Cap Fund	291,038,202	30,675,957	(2,137,461)	28,538,496

*	Non-income producing security.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare International Small Cap Fund	$7,161,839	2.4%

[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$121,876,891	11.1%
AMG TimesSquare Mid Cap Growth Fund	39,009,502	2.0%
AMG TimesSquare International Small Cap Fund	16,943,952	5.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	5.3%	6.2%
Austria	0.8%	1.0%
Belgium	0.0%	1.9%
Denmark	3.4%	1.7%
Finland	0.0%	1.6%
France	6.7%	4.4%
Germany	2.8%	6.6%
Hong Kong	0.4%	2.3%
India	3.8%	0.0%
Indonesia	0.8%	0.0%
Ireland	4.1%	1.0%
Israel	1.4%	1.5%
Italy	11.5%	3.9%
Japan	24.0%	29.9%

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Luxembourg	1.5%	0.0%
Malaysia	1.1%	0.0%
Mexico	1.2%	0.0%
Netherlands	0.0%	2.2%
New Zealand	0.7%	1.1%
Norway	0.0%	1.6%
Portugal	0.0%	0.4%
Singapore	0.0%	1.6%
Spain	3.8%	2.4%
Sweden	6.2%	5.4%
Switzerland	1.6%	4.9%
Taiwan	0.5%	0.0%
United Kingdom	15.4%	18.4%
United States	3.0%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,073,122,038	—	—	$1,073,122,038
Exchange Traded Funds	10,970,050	—	—	10,970,050
Short-Term Investments
Repurchase Agreements	—	$125,130,950	—	125,130,950
Other Investment Companies	21,596,817	—	—	21,596,817

Total Investments in Securities	$1,105,688,905	$125,130,950	—	$1,230,819,855

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,937,624,387	—	—	$1,937,624,387
Short-Term Investments
Repurchase Agreements	—	$39,382,908	—	39,382,908
Other Investment Companies	43,970,959	—	—	43,970,959

Total Investments in Securities	$1,981,595,346	$39,382,908	—	$2,020,978,254

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$20,904,665	$49,992,750	—	$70,897,415
Consumer Discretionary	11,870,831	57,160,034	—	69,030,865
Financials	7,551,786	60,317,539	—	67,869,325
Information Technology	—	31,576,981	—	31,576,981
Health Care	1,369,134	26,955,633	—	28,324,767
Materials	—	11,503,805	—	11,503,805
Consumer Staples	—	7,278,536	—	7,278,536
Telecommunication Services	—	2,434,871	—	2,434,871
Rights
Industrials	3,406,725	—	—	3,406,725
Warrants
Financials	74,659	—	—	74,659
Short-Term Investments
Repurchase Agreements	—	17,807,885	—	17,807,885
Other Investment Companies	9,370,864	—	—	9,370,864

Total Investments in Securities	$54,548,664	$265,028,034	—	$319,576,698

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the fund’s respective Schedule of Portfolio Investments.

As of June 30, 2017, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between levels from the beginning of the reporting period.

As of June 30, 2017, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$5,504,641	$(7,981,530)	$7,981,530	$(5,504,641)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities (unaudited)

June 30, 2017

	AMG TimesSquare Small Cap Growth Fund#	AMG TimesSquare Mid Cap Growth Fund#	AMG TimesSquare International Small Cap Fund#
Assets:
Investments at value* (including securities on loan valued at $121,876,891, $39,009,502 and $16,943,952, respectively)	$1,105,688,905	$1,981,595,346	$301,768,813
Repurchase agreements at value**	125,130,950	39,382,908	17,807,885
Cash	252,099	—	1,043,228
Foreign currency***	—	—	612,549
Receivable for investments sold	1,866,969	26,875,395	76,897
Receivable for Fund shares sold	593,830	1,117,218	5,344,395
Dividends, interest and other receivables	506,804	447,947	266,597
Prepaid expenses	50,883	69,066	31,350
Receivable from affiliate	—	1,304	—
Total assets	1,234,090,440	2,049,489,184	326,951,714
Liabilities:
Payable to Custodian	—	302,950	—
Payable upon return of securities loaned	125,130,950	39,382,908	17,807,885
Payable for investments purchased	5,238,971	4,713,142	9,273,888
Payable for Fund shares repurchased	1,143,761	5,592,836	194,567
Payable for foreign capital gains tax	—	—	1,700
Accrued expenses:
Investment advisory and management fees	773,524	1,409,528	191,573
Administrative fees	136,504	248,740	34,309
Shareholder servicing fees - Class N	48,472	143,653	22,473
Shareholder servicing fees - Class I	357	—	929
Professional fees	21,555	24,667	21,681
Trustees fees and expenses	5,293	9,239	352
Other	137,492	318,840	59,335
Total liabilities	132,636,879	52,146,503	27,608,692
Net Assets	$1,101,453,561	$1,997,342,681	$299,343,022
* Investments at cost	$815,440,275	$1,324,512,152	$272,474,713
** Repurchase agreements at cost	$125,130,950	$39,382,908	$17,807,885
*** Foreign currency at cost	—	—	$612,917
# Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund#	AMG TimesSquare Mid Cap Growth Fund#	AMG TimesSquare International Small Cap Fund#
Net Assets Represent:
Paid-in capital	$741,920,091	$1,184,515,929	$268,580,484
Undistributed (distribution in excess of) net investment income	(2,519,253)	(2,891,620)	757,545
Accumulated net realized gain from investments	71,804,093	158,635,178	873,464
Net unrealized appreciation of investments and foreign currency translations	290,248,630	657,083,194	29,131,529
Net Assets	$1,101,453,561	$1,997,342,681	$299,343,022
Class N Shares:
Net Assets	$294,135,813	$872,904,168	$119,416,531
Shares outstanding	17,425,194	45,666,730	7,824,905
Net asset value, offering and redemption price per share	$16.88	$19.11	$15.26
Class I Shares:
Net Assets	$1,148,759	$3,803,847	$63,369,174
Shares outstanding	66,623	194,855	4,130,520
Net asset value, offering and redemption price per share	$17.24	$19.52	$15.34
Class Z Shares:
Net Assets	$806,168,989	$1,120,634,666	$116,557,317
Shares outstanding	46,742,203	57,399,146	7,594,198
Net asset value, offering and redemption price per share	$17.25	$19.52	$15.35

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations (unaudited)

For the six months ended June 30, 2017

	AMG TimesSquare Small Cap Growth Fund#	AMG TimesSquare Mid Cap Growth Fund#	AMG TimesSquare International Small Cap Fund#
Investment Income:
Dividend income	$3,282,556 [1]	$6,593,954	$2,170,464 [2]
Securities lending income	153,534	26,087	108,087
Interest income	330	328	108
Foreign withholding tax	—	(30,438)	(188,269)
Total investment income	3,436,420	6,589,931	2,090,390
Expenses:
Investment advisory and management fees	4,655,954	8,186,265	644,463
Shareholder servicing fees - Class N	308,101	845,759	73,472
Shareholder servicing fees - Class I	357	—	928
Administrative fees	821,639	1,444,635	128,892
Trustees fees and expenses	50,009	87,629	4,991
Professional fees	46,532	71,311	20,128
Custodian fees	43,850	67,835	28,373
Registration fees	37,819	41,436	28,056
Reports to shareholders	16,322	91,839	2,201
Transfer agent fees	14,968	31,098	1,305
Miscellaneous	12,169	22,911	2,276
Repayments for prior reimbursements	—	—	42,806
Total expenses before offsets/reductions	6,007,720	10,890,718	977,891
Expense reductions	(52,047)	(117,836)	—
Fee waivers	—	(6,805)	—
Net expenses	5,955,673	10,766,077	977,891
Net investment income (loss)	(2,519,253)	(4,176,146)	1,112,499
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	63,845,659	127,838,866	1,836,949
Net realized loss on foreign currency transactions	—	—	(141,993)
Net change in unrealized appreciation (depreciation) of investments	32,354,334	74,260,536	29,069,947
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(160,293)
Net realized and unrealized gain	96,199,993	202,099,402	30,604,610
Net increase in net assets resulting from operations	$93,680,740	$197,923,256	$31,717,109

#	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	Includes non-recurring dividends of $839,719.
[2]	Includes non-recurring dividends of $169,721.

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG TimesSquare Small Cap Growth Fund#		AMG TimesSquare Mid Cap Growth Fund#		AMG TimesSquare International Small Cap Fund#
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(2,519,253)	$(2,593,094)	$(4,176,146)	$(4,685,602)	$1,112,499	$932,068
Net realized gain on investments and foreign currency transactions	63,845,659	34,814,636	127,838,866	117,616,326	1,694,956	448,859
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	32,354,334	52,634,807	74,260,536	15,748,430	28,909,654	(2,709,017)
Net increase (decrease) in net assets resulting from operations	93,680,740	84,856,349	197,923,256	128,679,154	31,717,109	(1,328,090)
Distributions to Shareholders: From net investment income:
Class N	—	(604,904)	—	—	—	(151,174)
Class I	—	—	—	—	—	—
Class Z	—	(2,833,145)	—	(498,842)	—	(625,160)
From net realized gain on investments:
Class N	—	(10,046,501)	—	(45,144,770)	—	(358,289)
Class I	—	—	—	—	—	—
Class Z	—	(24,334,444)	—	(57,720,001)	—	(1,276,271)
Total distributions to shareholders	—	(37,818,994)	—	(103,363,613)	—	(2,410,894)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(72,120,289)	(46,497,760)	(42,251,773)	(334,049,896)	139,228,720	101,680,176
Total increase (decrease) in net assets	21,560,451	(539,595)	155,671,483	(308,734,355)	170,945,829	97,941,192
Net Assets:
Beginning of period	1,079,893,110	1,079,353,515	1,841,671,198	2,150,405,553	128,397,193	30,456,001
End of period	$1,101,453,561	$1,079,893,110	$1,997,342,681	$1,841,671,198	$299,343,022	$128,397,193
End of period undistributed (distribution in excess of) net investment income	$(2,519,253)	—	$(2,891,620)	$1,284,526	$757,545	$(354,954)

#	Effective October 1, 2016, and February 27, 2017, the Fund’s share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the year ended December 31,
	June 30, 2017#
Class N	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.52	$14.84	$16.44	$17.80	$12.82	$12.59
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.05)[5]	(0.06)[6]	(0.10)[7]	(0.08)[8]	(0.10)[9]	(0.04)[10]
Net realized and unrealized gain (loss) on investments	1.41	1.28	0.27	(0.40)	6.18	1.65
Total income (loss) from investment operations	1.36	1.22	0.17	(0.48)	6.08	1.61
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain on investments	—	(0.51)	(1.77)	(0.88)	(1.10)	(1.38)
Total distributions to shareholders	—	(0.54)	(1.77)	(0.88)	(1.10)	(1.38)
Net Asset Value, End of Period	$16.88	$15.52	$14.84	$16.44	$17.80	$12.82
Total Return[2]	8.76%[18]	8.20%	0.90%	(2.78)%	47.44%	12.95%
Ratio of net expenses to average net assets[3]	1.24%[19]	1.23%	1.22%	1.19%	1.19%[12]	1.14%[13]
Ratio of gross expenses to average net assets[4]	1.24%[19]	1.24%	1.23%	1.22%	1.20%[12]	1.17%[13]
Ratio of net investment loss to average net assets[2]	(0.60)%[19]	(0.38)%	(0.60)%	(0.47)%	(0.63)%[12]	(0.27)%[13]
Portfolio turnover	31%[18]	62%	71%	48%	61%	65%
Net assets at end of period (000’s omitted)	$294,136	$313,713	$272,609	$320,512	$351,132	$133,093

For the period ended
June 30, 2017
Class I	(unaudited)*
Net Asset Value, Beginning of Period	$16.52
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.02)[5]
Net realized and unrealized gain on investments	0.74
Total income from investment operations	0.72
Net Asset Value, End of Period	$17.24
Total Return[2]	4.36%[18]
Ratio of net expenses to average net assets[3]	1.13%[19]
Ratio of gross expenses to average net assets[4]	1.14%[19]
Ratio of net investment income to average net assets[2]	(0.39)%[19]
Portfolio turnover	31%[18]
Net assets at end of period (000’s omitted)	$1,149

22

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2017#
Class Z	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.84	$15.14	$16.75	$18.08	$13.00	$12.76
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.03)[5]	(0.03)[6]	(0.07)[7]	(0.05)[8]	(0.08)[9]	(0.02)[10]
Net realized and unrealized gain (loss) on investments	1.44	1.31	0.26	(0.39)	6.28	1.66
Total income (loss) from investment operations	1.41	1.28	0.19	(0.44)	6.20	1.64
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	—	—	—	—
Net realized gain on investments	—	(0.52)	(1.80)	(0.89)	(1.12)	(1.40)
Total distributions to shareholders	—	(0.58)	(1.80)	(0.89)	(1.12)	(1.40)
Net Asset Value, End of Period	$17.25	$15.84	$15.14	$16.75	$18.08	$13.00
Total Return[2]	8.90%[18]	8.45%	1.03%	(2.48)%	47.69%	13.01%[11]
Ratio of net expenses to average net assets[3]	1.04%[19]	1.03%	1.02%	1.01%	1.06%[12]	1.03%[13]
Ratio of gross expenses to average net assets[4]	1.04%[19]	1.04%	1.03%	1.04%	1.07%[12]	1.06%[13]
Ratio of net investment loss to average net assets[2]	(0.40)%[19]	(0.20)%	(0.40)%	(0.29)%	(0.53)%[12]	(0.12)%[13]
Portfolio turnover	31%[18]	62%	71%	48%	61%	65%
Net assets at end of period (000’s omitted)	$806,169	$766,180	$806,745	$768,312	$896,706	$665,011

23

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2017#
Class N	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.26	$17.02	$18.24	$18.23	$14.87	$13.21
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.05)	(0.06)[6]	(0.07)[7]	(0.06)[8]	(0.07)[9]	(0.05)[10]
Net realized and unrealized gain on investments	1.90	1.31	0.17	1.00	5.47	2.48
Total income from investment operations	1.85	1.25	0.10	0.94	5.40	2.43
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.01)	(1.32)	(0.93)	(2.04)	(0.77)
Net Asset Value, End of Period	$19.11	$17.26	$17.02	$18.24	$18.23	$14.87
Total Return[2]	10.72%[18]	7.26%	0.49%	5.12%	36.43%	18.44%
Ratio of net expenses to average net assets[14]	1.24%[19]	1.23%	1.22%	1.22%	1.24%[15]	1.26%[16]
Ratio of gross expenses to average net assets[4]	1.24%[19]	1.24%	1.23%	1.24%	1.25%[15]	1.27%[16]
Ratio of net investment loss to average net assets[2]	(0.55)%[19]	(0.36)%	(0.37)%	(0.34)%	(0.38)%[15]	(0.36)%[16]
Portfolio turnover	28%[18]	47%	47%	43%	54%	42%
Net assets at end of period (000’s omitted)	$872,904	$815,473	$867,245	$916,541	$1,214,525	$663,656

For the period ended
June 30, 2017
Class I	(unaudited)*
Net Asset Value, Beginning of Period	$18.73
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.02)
Net realized and unrealized gain on investments	0.81
Total income from investment operations	0.79
Net Asset Value, End of Period	$19.52
Total Return[2]	4.22%[18]
Ratio of net expenses to average net assets[14]	1.03%[19]
Ratio of gross expenses to average net assets[4]	1.04%[19]
Ratio of net investment loss to average net assets[2]	(0.35)%[19]
Portfolio turnover	28%[18]
Net assets at end of period (000’s omitted)	$3,804

24

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2017#
Class Z	(unaudited)	2016##	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.61	$17.33	$18.54	$18.49	$15.05	$13.34
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.03)[6]	(0.03)[7]	(0.02)[8]	(0.03)[9]	(0.02)[10]
Net realized and unrealized gain on investments	1.94	1.35	0.16	1.02	5.54	2.51
Total income from investment operations	1.91	1.32	0.13	1.00	5.51	2.49
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	—	—	—	—
Net realized gain on investments	—	(1.03)	(1.34)	(0.95)	(2.07)	(0.78)
Total distributions to shareholders	—	(1.04)	(1.34)	(0.95)	(2.07)	(0.78)
Net Asset Value, End of Period	$19.52	$17.61	$17.33	$18.54	$18.49	$15.05
Total Return[2]	10.85%[18]	7.53%	0.67%	5.34%	36.72%	18.71%
Ratio of net expenses to average net assets[14]	1.04%[19]	1.03%	1.02%	1.03%	1.04%[15]	1.06%[16]
Ratio of gross expenses to average net assets[4]	1.04%[19]	1.04%	1.03%	1.04%	1.05%[15]	1.07%[16]
Ratio of net investment loss to average net assets[2]	(0.35)%[19]	(0.16)%	(0.17)%	(0.12)%	(0.17)%[15]	(0.16)%[16]
Portfolio turnover	28%[18]	47%	47%	43%	54%	42%
Net assets at end of period (000’s omitted)	$1,120,635	$1,026,198	$1,283,161	$1,542,214	$1,319,016	$952,858

25

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2017#
Class N	(unaudited)	2016##	2015	2014	2013**
Net Asset Value, Beginning of Period	$12.35	$12.65	$11.79	$11.98	$10.00
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.08 [5]	0.04	0.05	0.11	0.11 [9]
Net realized and unrealized gain (loss) on investments	2.83	(0.11)	1.43	0.11	2.35
Total income (loss) from investment operations	2.91	(0.07)	1.48	0.22	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.17)	(0.14)	(0.21)
Net realized gain on investments	—	(0.16)	(0.45)	(0.27)	(0.09)
Paid-in capital	—	—	—	—	(0.18)
Total distributions to shareholders	—	(0.23)	(0.62)	(0.41)	(0.48)
Net Asset Value, End of Period	$15.26	$12.35	$12.65	$11.79	$11.98
Total Return[2]	23.56%[18]	(0.55)%	12.51%	1.89%[11]	24.77%[11,18]
Ratio of net expenses to average net assets	1.30%[19]	1.30%	1.30%	1.30%	1.08%[17,19]
Ratio of gross expenses to average net assets[4]	1.30%[19]	1.39%	1.59%	4.47%	8.50%[17,19]
Ratio of net investment income to average net assets[2]	1.13%[19]	0.32%	0.37%	0.90%	0.97%[17,19]
Portfolio turnover	51%[18]	58%	95%	61%	58%[18]
Net assets at end of period (000’s omitted)	$119,417	$28,864	$337	$33	$19

For the period
ended
June 30, 2017
Class I	(unaudited)*
Net Asset Value, Beginning of Period	$13.18
Income from Investment Operations:
Net investment income[1,2]	0.07 [5]
Net realized and unrealized gain on investments	2.09
Total income from investment operations	2.16
Net Asset Value, End of Period	$15.34
Total Return[2]	16.39%[18]
Ratio of net expenses to average net assets	1.07%[19]
Ratio of gross expenses to average net assets[4]	1.07%[19]
Ratio of net investment income to average net assets[2]	1.38%[19]
Portfolio turnover	51%[18]
Net assets at end of period (000’s omitted)	$63,369

26

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017# (unaudited)	For the years ended December 31,
Class Z		2016##	2015	2014	2013**
Net Asset Value, Beginning of Period	$12.41	$12.69	$11.82	$11.98	$10.00
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.10 [5]	0.28	0.13	0.14	0.10 [9]
Net realized and unrealized gain (loss) on investments	2.84	(0.32)	1.38	0.12	2.36
Total income (loss) from investment operations	2.94	(0.04)	1.51	0.26	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.19)	(0.14)	(0.21)
Net realized gain on investments	—	(0.16)	(0.45)	(0.28)	(0.09)
Paid-in capital	—	—	—	—	(0.18)
Total distributions to shareholders	—	(0.24)	(0.64)	(0.42)	(0.48)
Net Asset Value, End of Period	$15.35	$12.41	$12.69	$11.82	$11.98
Total Return[2]	23.69%[18]	(0.29)%	12.78%	2.15%[11]	24.77%[11,18]
Ratio of net expenses to average net assets	1.05%[19]	1.05%	1.05%	1.05%	1.07%[17,18]
Ratio of gross expenses to average net assets[4]	1.05%[19]	1.19%	1.30%	4.17%	8.05%[17,18]
Ratio of net investment income to average net assets[2]	1.38%[19]	2.23%	1.04%	1.13%	0.88%[17,18]
Portfolio turnover	51%[18]	58%	95%	61%	58%[18]
Net assets at end of period (000’s omitted)	$116,557	$99,533	$30,119	$3,045	$2,768

27

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Effective February 27, 2017, the Class I and Class S of AMG TimesSquare Small Cap Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund were renamed Class Z and Class N, respectively.
##	Effective October 1, 2016, the Institutional Class and Premier Class of AMG TimesSquare Small Cap Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund were renamed Class I and Class S, respectively.
*	Commencement of operations was on February 27, 2017.
**	Commencement of operations was on January 2, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended 2017, 0.01%, 0.01%, 0.03%, 0.01 and 0.02% for the years ended 2016, 2015, 2014, 2013 and 2012, respectively.
[4]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[5]	Includes non-recurring dividends. Without these dividends, net investment (loss) would have been $(0.06), $(0.04) and $(0.04) for AMG TimeSquare Small Cap Growth Fund’s Class N, Class I and Class Z, respectively, and net investment income would have been $0.07, $0.06 and $0.09 for AMG TimeSquare International Small Cap Fund’s Class N, Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.05) for AMG TimeSquare Small Cap Growth Fund’s Class N and Class Z, respectively, and $(0.07) and $(0.04) for AMG TimeSquare Mid Cap Growth Fund’s Class N and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.09) for AMG TimesSquare Small Cap Growth Fund’s Class N and Class Z, respectively, and $(0.08) and $(0.04) for AMG TimesSquare Mid Cap Growth Fund’s Class N and Class Z, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.10) for AMG TimesSquare Small Cap Growth Fund’s Class N and Class Z, respectively, and $(0.08) and $(0.04) for AMG TimesSquare Mid Cap Growth Fund’s Class N and Class Z, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.11) and $(0.09) for the AMG TimesSquare Small Cap Fund’s Class N and Class Z, respectively, $(0.10) and $(0.06) for AMG TimesSquare Mid Cap Growth Fund’s Class N and Class Z, respectively, and $0.10 and $0.09 for AMG TimesSquare International Small Cap Fund’s Class N and Class Z, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.06) for AMG TimesSquare Small Cap Growth Fund’s Class N and Class Z, respectively, and $(0.06) and $(0.04) for AMG TimesSquare Mid Cap Growth Fund’s Class N and Class Z, respectively.
[11]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[12]	Includes non-routine extraordinary expenses amounting to 0.017% and 0.018% of average net assets for the Class N and Class Z, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Class N and Class Z, respectively.
[14]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended 2017, and 0.01% for each year ended 2016, 2015, 2014, 2013 and 2012, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.019% and 0.019% of average net assets for the Class N and Class Z, respectively.
[16]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.004% of average net assets for the Class N and Class Z, respectively.
[17]	Includes non-routine extraordinary expenses amounting to 0.028% and 0.020% of average net assets for the Class N and Class Z, respectively.
[18]	Not annualized.
[19]	Annualized.

28

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Each Fund previously offered Institutional Class shares and Premier Class shares which were renamed to Class I and Class S, respectively. Effective February 27, 2017, Class I and Class S shares were renamed to Class Z and Class N, respectively, and each Fund added Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap is closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from the AMG Funds LLC (“Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value

29

Notes to Financial Statements (continued)

measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2017, the impact on the expense ratios, if any, were as follows: Small Cap - $52,047 or 0.01% and Mid Cap - $117,836 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to a net operating loss, partnerships, redemptions in kind, foreign currency and a reclassification of short-term gain dividends paid to ordinary income. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, mark-to market on passive foreign investment companies, partnerships, non-taxable dividends received and wash sales.

30

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For six months ended June 30, 2017, International Small Cap had redemption fees amounting to $16,166. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the year ended December 31, 2016, Small Cap transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $24,588,173. For the purposes of U.S. GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

31

Notes to Financial Statements (continued)

For the six months ended June 30, 2017 (unaudited) and the year ended December 31 2016, the capital stock transactions by class for the Funds were as follows:

	Small Cap				Mid Cap
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,082,326	$17,571,133	5,592,307	$84,952,891	3,212,995	$59,013,778	7,707,833	$135,693,246
Reinvestment of distributions	—	—	677,811	10,648,411	—	—	2,576,404	45,035,548
Cost of shares repurchased	(3,873,642)	(63,529,454)	(4,427,620)	(66,407,791)	(4,806,077)	(88,286,713)	(13,987,697)	(238,278,283)

Net increase (decrease)	(2,791,316)	$(45,958,321)	1,842,498	$29,193,511	(1,593,082)	$(29,272,935)	(3,703,460)	$(57,549,489)

Class I:
Proceeds from sale of shares	92,087	$1,522,646	—	—	209,616	$4,019,079	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(25,464)	(419,205)	—	—	(14,761)	(274,957)	—	—

Net increase	66,623	$1,103,441	—	—	194,855	$3,744,122	—	—

Class Z:
Proceeds from sale of shares	2,146,441	$35,354,794	6,088,679	$91,368,839	7,826,708	$147,223,572	10,615,583	$186,097,528
Reinvestment of distributions	—	—	1,662,923	26,656,660	—	—	3,051,896	54,445,814
Cost of shares repurchased	(3,775,180)	(62,620,203)	(12,656,348)	(193,716,770)[1]	(8,712,243)	(163,946,532)	(29,433,072)	(517,043,749)

Net decrease	(1,628,739)	$(27,265,409)	(4,904,746)	$(75,691,271)	(885,535)	$(16,722,960)	(15,765,593)	$(276,500,407)

[1]	Includes redemptions in-kind in the amount of $24,588,173.

	International Small Cap
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	5,889,840	$86,047,550	2,365,243	$29,747,163
Reinvestment of distributions	—	—	39,991	491,094
Cost of shares repurchased	(401,488)	(6,003,246)	(95,293)	(1,209,993)

Net increase	5,488,352	$80,044,304	2,309,941	$29,028,264

Class I:
Proceeds from sale of shares	4,140,208	$63,204,557	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(9,688)	(141,983)	—	—

Net increase	4,130,520	$63,062,574	—	—

Class Z:
Proceeds from sale of shares	1,700,816	$24,429,686	5,827,696	$75,012,299
Reinvestment of distributions	—	—	153,981	1,898,583
Cost of shares repurchased	(2,128,037)	(28,307,844)	(333,427)	(4,258,970)

Net increase (decrease)	(427,221)	$(3,878,158)	5,648,250	$72,651,912

32

Notes to Financial Statements (continued)

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - three own 51%; Mid Cap - three own 66%; International Small Cap - five own 80%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and joint third-party repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap and International Small Cap were $125,130,950, $39,382,908 and $17,807,885, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.85%
Mid Cap	0.85%
International Small Cap	0.75%

Prior to October 1, 2016, the annual rate for the investment management fees was 1.00%, 1.00% and 0.90% of the Fund’s average daily net assets of Small Cap, Mid Cap and International Small Cap, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of Small Cap, Mid Cap and International Small Cap Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances:

33

Notes to Financial Statements (continued)

	Small Cap	Mid Cap	International Small Cap
Class N	1.25%	1.24%	1.30%
Class I	1.15%	1.14%	1.15%
Class Z	1.05%	1.04%	1.05%

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2017, International Small Cap’s expiration of recoupment is as follows:

Expiration Period	International Small Cap
Less than 1 year	$64,660
Within 2 years	81,805
Within 3 years	31,332

Total Amount Subject to Recoupment	$177,797

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments Mid Cap has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan U.S. Government Money Market Fund. For the six months ended June 30, 2017, the investment management fee for Mid Cap was reduced by $6,805 or less than 0.01%.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, the Investment Manager was reimbursed by the Funds’ subadviser for providing a variety of administrative services to the Funds.

Effective July 1, 2017, the Investment Manager has contractually agreed, through at least June 30, 2018, to waive the International Small Cap’s administration fee by 0.01%, from 0.15% to 0.14%. The waiver may only be terminated in the event the Investment Manager or a successor ceases to be the administrator of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Effective October 1, 2016, for Class N shares and effective February 27, 2017, for Class I shares of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), banks, and trust companies that provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Small Cap
Class N	0.20%	0.20%
Class I	0.10%	0.10%
Mid Cap
Class N	0.20%	0.20%
Class I	0.10%	0.00%
International Small Cap
Class N	0.25%	0.25%
Class I	0.10%	0.02%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

34

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the following Funds either borrowed from or lent to other funds in the AMG Funds family: Small Cap lent $3,401,279 for two days earning interest of $328, Mid Cap lent $2,203,352 for four days earning interest of $330, and International Small Cap lent a maximum of $1,099,360 for two days earning interest of $108. The interest amount is included in the Statement of Operations as interest income. International Small Cap borrowed a maximum of $22,802,753 for two days paying interest of $1,242. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$330,620,886	$361,838,308
Mid Cap	529,600,247	582,302,020
International Small Cap	226,797,599	89,476,404

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$121,876,891	$125,130,950
Mid Cap	39,009,502	39,382,908
International Small Cap	16,943,952	17,807,885

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

35

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Small Cap
BNP Paribas S.A.	$4,011,037	$4,011,037	—	—
Cantor Fitzgerald Securities, Inc.	29,719,519	29,719,519	—	—
Daiwa Capital Markets America	29,719,519	29,719,519	—	—
HSBC Securities USA, Inc.	4,882,317	4,882,317	—	—
Jefferies LLC	2,397,976	2,397,976	—	—
Nomura Securities International, Inc.	24,600,582	24,600,582	—	—
State of Wisconsin Investment Board	29,800,000	29,800,000	—	—

Totals	$125,130,950	$125,130,950	—	—

Mid Cap
BNP Paribas S.A.	$1,263,475	$1,263,475	—	—
Cantor Fitzgerald Securities, Inc.	9,353,723	9,353,723	—	—
Daiwa Capital Markets America	9,353,723	9,353,723	—	—
HSBC Securities USA, Inc.	1,537,928	1,537,928	—	—
Jefferies LLC	755,361	755,361	—	—
Nomura Securities International, Inc.	7,764,998	7,764,998	—	—
State of Wisconsin Investment Board	9,353,700	9,353,700	—	—

Totals	$39,382,908	$39,382,908	—	—

International Small Cap
BNP Paribas S.A.	$571,309	$571,309	—	—
Cantor Fitzgerald Securities, Inc.	4,229,516	4,229,516	—	—
Daiwa Capital Markets America	4,229,516	4,229,516	—	—
HSBC Securities USA, Inc.	695,409	695,409	—	—
Jefferies LLC	341,554	341,554	—	—
Nomura Securities International, Inc.	3,511,081	3,511,081	—	—
State of Wisconsin Investment Board	4,229,500	4,229,500	—	—

Totals	$17,807,885	$17,807,885	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

36

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017.

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

37

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the

Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, above, above and above, respectively, the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell® Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to its Peer Group. The Trustees also took into account the fact that Class Z shares of the Fund ranked in the second quintile relative to its Peer Group for the 5-year and 10-year periods and in the second quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, below, above and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to its Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period, in the second quintile relative to its Peer Group for the 5-year period, and in the third quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2017 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2017 was above the median performance for the Peer Group and below, above and above, respectively, the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year period and the period from the Fund’s inception through March 31, 2017. The Trustees concluded that the Fund’s performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to

38

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the

Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Class Z shares, 1.39% for Class N shares and 1.34% for Class I shares. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were higher and lower, respectively, than the average for the Fund’s Peer

Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Class Z shares, 1.25% for Class N shares and 1.20% for Class I shares. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/ reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has

39

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

40

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR014-0617	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG Managers Skyline Special Equities Fund

Class N: SKSEX    |    Class I: SKSIX    |    Class Z: SKSZX

www.amgfunds.com |	SAR018-0617

AMG Managers Skyline Special Equities Fund

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two periods

Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Period Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*
AMG Managers Skyline Special Equities Fund
Class N
Based on Actual Fund Return	1.32%	$1,000	$1,016	$6.60
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.61
Class I**
Based on Actual Fund Return	1.08%	$1,000	$1,009	$3.69
Hypothetical (5% return before expenses)	1.08%	$1,000	$1,019	$5.41
Class Z**
Based on Actual Fund Return	1.07%	$1,000	$1,009	$3.65
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,019	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365.
**	Commenced operations on February 27, 2017, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (124) then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for the AMG Managers Skyline Special Equities Fund, as well as the Russell 2000® Value Index and the Russell 2000® Index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Skyline Special Equities Fund [2,3,4,5]
Class N9	1.55%	23.26%	15.70%	7.52%	12.10%[6]	04/23/87
Class I	—	—	—	—	0.87%	02/24/17
Class Z	—	—	—	—	0.85%	02/24/17
Russell 2000® Value Index [7]	0.54%	24.86%	13.39%	5.92%	(0.91)%	02/24/17	†
Russell 2000® Index [8]	4.99%	24.60%	13.70%	6.92%	9.05%	04/23/87	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[6]	Effective after the close of business on December 31, 2007, the Fund was reorganized into the AMG Managers Skyline Special Equities Fund, a series of AMG Funds. The returns shown include the performance of the predecessor Fund.
[7]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index, and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	Effective October 1, 2016, the Investor Class was renamed Class S. Effective February 27, 2017, Class S was renamed Class N.

The Russell Indices are trademarks of the London Stock Exchange Group Companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Skyline Special Equities Fund

Fund Snapshot (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Managers Skyline Special Equities Fund*	Russell 2000® Value Index	Russell 2000® Index
Financials	22.9%	30.6%	18.1%
Industrials	22.2%	11.7%	14.6%
Information Technology	19.9%	9.5%	16.9%
Consumer Discretionary	12.4%	10.6%	12.5%
Materials	9.3%	4.1%	4.4%
Health Care	7.4%	5.6%	15.0%
Real Estate	2.0%	11.6%	7.5%
Telecommunication Services	0.0%	0.7%	0.8%
Utilities	0.0%	6.7%	3.7%
Energy	0.0%	6.1%	3.8%
Consumer Staples	0.0%	2.8%	2.7%
Other Assets and Liabilities	3.9%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Children’s Place, Inc.**	2.6%
First Busey Corp.**	2.3
ManpowerGroup, Inc.**	2.3
CBIZ, Inc.**	2.2
Ferro Corp.	2.1
Realogy Holdings Corp.	2.0
BMC Stock Holdings, Inc.	2.0
NN, Inc.	2.0
Infinity Property & Casualty Corp.	1.9
BancorpSouth, Inc.**	1.9

Top Ten as a Group	21.3%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 12.4%
Aaron’s, Inc.	459,500	$17,874,550
Brunswick Corp.	346,900	21,761,037
Chico’s FAS, Inc.	1,014,100	9,552,822
The Children’s Place, Inc.[1]	294,700	30,088,870
Gildan Activewear, Inc.	364,400	11,198,012
La-Z-Boy, Inc.	359,000	11,667,500
LCI Industries	141,150	14,453,760
Signet Jewelers, Ltd.[1]	184,800	11,686,752
Winnebago Industries, Inc.[1]	485,700	16,999,500
Total Consumer Discretionary		145,282,803
Financials - 22.9%
BancorpSouth, Inc.	739,400	22,551,700
Essent Group, Ltd.*	523,550	19,444,647
First Busey Corp.	911,957	26,738,579
First Midwest Bancorp, Inc.	882,304	20,566,506
Greenhill & Co., Inc.	866,100	17,408,610
Hope Bancorp, Inc.	887,200	16,546,280
Infinity Property & Casualty Corp.	240,800	22,635,200
Janus Henderson Group PLC*,1	502,788	16,647,311
OceanFirst Financial Corp.	427,800	11,601,936
Reinsurance Group of America, Inc.	163,747	21,023,477
Sterling Bancorp[1]	744,720	17,314,740
UMB Financial Corp.	248,200	18,580,252
Umpqua Holdings Corp.	1,136,514	20,866,397
WSFS Financial Corp.	329,900	14,960,965
Total Financials		266,886,600
Health Care - 7.4%
Acadia Healthcare Co., Inc.*,1	343,300	16,952,154
AMN Healthcare Services, Inc.*	422,500	16,498,625
Cross Country Healthcare, Inc.*	1,383,289	17,858,261
The Ensign Group, Inc.	803,400	17,490,018
Teleflex, Inc.	82,950	17,233,692
Total Health Care		86,032,750
Industrials - 22.2%
BMC Stock Holdings, Inc.*	1,063,620	23,240,097
CBIZ, Inc.*	1,700,515	25,507,725
Columbus McKinnon Corp.	528,350	13,430,657
EnPro Industries, Inc.	300,300	21,432,411
Hillenbrand, Inc.	306,300	11,057,430

	Shares	Value
ICF International, Inc.*	290,100	$13,663,710
Knoll, Inc.	908,400	18,213,420
Korn/Ferry International	449,700	15,528,141
ManpowerGroup, Inc.	237,600	26,528,040
McGrath RentCorp	375,000	12,986,250
NN, Inc.	839,700	23,049,765
NOW, Inc.*	876,500	14,094,120
Rexnord Corp.*	855,526	19,890,979
TriMas Corp.*	1,015,000	21,162,750
Total Industrials		259,785,495
Information Technology - 19.9%
ADTRAN, Inc.	723,500	14,940,275
Belden, Inc.	287,400	21,678,582
Benchmark Electronics, Inc.*	583,589	18,849,925
Diebold Nixdorf, Inc.[1]	653,100	18,286,800
EVERTEC, Inc.	712,900	12,333,170
Knowles Corp.*,1	980,200	16,584,984
NetScout Systems, Inc.*	401,400	13,808,160
Perficient, Inc.*	718,200	13,387,248
Sanmina Corp.*	262,410	9,997,821
Veeco Instruments, Inc.*	549,200	15,295,220
Versum Materials, Inc.	602,300	19,574,750
Virtusa Corp.*	575,600	16,922,640
WNS Holdings, Ltd., ADR*	608,900	20,921,804
Zebra Technologies Corp., Class A*	200,700	20,174,364
Total Information Technology		232,755,743
Materials - 9.3%
Berry Global Group, Inc.*	380,200	21,675,202
Compass Minerals International, Inc.[1]	149,900	9,788,470
Ferro Corp.*	1,325,600	24,245,224
Ingevity Corp.*	123,700	7,100,380
Materion Corp.	289,600	10,831,040
Minerals Technologies, Inc.	258,800	18,944,160
PH Glatfelter Co.	839,401	16,401,896
Total Materials		108,986,372
Real Estate - 2.0%
Realogy Holdings Corp.	718,200	23,305,590
Total Common Stocks (cost $837,340,894)		1,123,035,353

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 8.5%
Repurchase Agreements - 5.0%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $1,872,505 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $1,909,779)	$1,872,332	$1,872,332
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $13,864,895 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $14,140,837)	13,863,566	13,863,566
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $13,864,895 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $14,140,837)	13,863,566	13,863,566
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $2,279,242 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $2,324,626)	2,279,041	2,279,041
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $1,119,480 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $1,141,756)	1,119,363	1,119,363

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $11,503,228 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $11,732,188)	$ 11,502,145	$11,502,145
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $13,872,503 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $14,148,380)	13,871,000	13,871,000
Total Repurchase Agreements		58,371,013

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	40,652,192	40,652,192
Total Short-Term Investments (cost $99,023,205)		99,023,205
Total Investments - 104.6% (cost $936,364,099)		1,222,058,558
Other Assets, less Liabilities - (4.6)%		(53,513,986)
Net Assets - 100.0%		$1,168,544,572

The accompanying notes are an integral part of these financial statements.

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $937,832,786 for federal income tax purposes at June 30, 2017, the aggregate gross unrealized appreciation and depreciation were $315,841,589 and $31,615,817, respectively, resulting in net unrealized appreciation of investments of $284,225,772.

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $54,374,537, or 4.7% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$1,123,035,353	—	—	$1,123,035,353
Short-Term Investments	.
Repurchase Agreements	—	$58,371,013	—	58,371,013
Other Investment Companies	40,652,192	—	—	40,652,192

Total Investments in Securities	$1,163,687,545	$58,371,013	—	$1,222,058,558

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2017

Assets:
Investments at value* (including securities on loan valued at $54,374,537)	$1,222,058,558
Receivable for investments sold	6,716,766
Receivable for Fund shares sold	670,517
Dividends, interest and other receivables	780,424
Receivable from affiliate	28,613
Prepaid expenses	53,215
Total assets	1,230,308,093
Liabilities:
Payable to Custodian	5
Payable upon return of securities loaned	58,371,013
Payable for Fund shares repurchased	1,778,052
Payable for investments purchased	88,896
Accrued expenses:
Investment advisory and management fees	859,721
Shareholder servicing fees - Class N#	221,962
Shareholder servicing fees - Class I	943
Administrative fees	143,287
Trustee fees and expenses	6,145
Other	293,497
Total liabilities	61,763,521
Net Assets	$1,168,544,572
Net Assets Represent:
Paid-in capital	$826,496,068
Accumulated undistributed net investment loss	(1,708,208)
Accumulated undistributed net realized gain from investments	58,062,253
Net unrealized appreciation of investments	285,694,459
Net Assets	$1,168,544,572
Class N:
Net Assets	$1,078,173,928
Shares outstanding - Class N#	24,517,989
Net asset value, offering and redemption price per share - Class N#	$43.97
Class I:
Net Assets	$81,032,219
Shares outstanding - Class I#	1,840,751
Net asset value, offering and redemption price per share - Class I#	$44.02
Class Z:
Net Assets	$9,338,425
Shares outstanding - Class Z#	212,193
Net asset value, offering and redemption price per share - Class Z#	$44.01
* Investments at cost	$936,364,099

#	Effective February 27, 2017, Class S shares were renamed to Class N shares, and Class I shares and Class Z shares were added as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited)

For the six month ended June 30, 2017

Investment Income:
Dividend income	$6,916,174
Securities lending income	43,567
Interest income	1,185
Foreign withholding tax	(11,282)
Total investment income	6,949,644
Expenses:
Investment advisory and management fees	5,935,798
Administrative fees	989,299
Shareholder servicing fees - Class N#	1,599,906
Shareholder servicing fees - Class I#	942
Reports to shareholders	109,058
Trustees fees and expenses	66,472
Professional fees	54,870
Custodian fees	41,426
Transfer agent fees	34,951
Registration fees	32,376
Miscellaneous	15,611
Total expenses before offsets	8,880,709
Expense reimbursements	(222,857)
Net expenses	8,657,852
Net investment loss	(1,708,208)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	63,075,069
Net change in unrealized appreciation (depreciation) of investments	(47,681,666)
Net realized and unrealized gain	15,393,403
Net increase in net assets resulting from operations	$13,685,195

#	Effective February 27, 2017, Class S shares were renamed to Class N shares, and Class I shares and Class Z shares were added as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	2017#	2016#
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(1,708,208)	$(413,688)
Net realized gain (loss) on investments	63,075,069	(3,244,872)
Net change in unrealized appreciation (depreciation) of investments	(47,681,666)	275,190,751
Net increase in net assets resulting from operations	13,685,195	271,532,191
Distributions to Shareholders:
From net realized gain on investments:
Class N	—	(343,670)
Class I	—	—
Class Z	—	—
Total distributions to shareholders	—	(343,670)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(347,727,150)	(86,547,822)
Total increase (decrease) in net assets	(334,041,955)	184,640,699
Net Assets:
Beginning of period	1,502,586,527	1,317,945,828
End of period	$1,168,544,572	$1,502,586,527

End of period accumulated net investment loss	$(1,708,208)	—

[1]	See Note 1(g) of the Notes to Financial Statements.
#	Effective October 1, 2016, and February 27, 2017, the Fund’s share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017##	For the year ended December 31,
Class N	(Unaudited)	2016#	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$43.30	$35.71	$39.88	$39.75		$26.23	$21.98
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.06)	(0.01)	(0.03)[4]	0.00	5,†	(0.06)[6]	0.02 [7]
Net realized and unrealized gain (loss) on investments	0.73	7.61	(2.36)	1.61		13.59	4.23
Total income (loss) from investment operations	0.67	7.60	(2.39)	1.61		13.53	4.25
Less Distributions to Shareholders from:
Net investment income	—	—	(0.00)†	—		(0.01)	—
Net realized gain on investments	—	(0.01)	(1.78)	(1.48)		(0.00)†	—
Total distributions to shareholders	—	(0.01)	(1.78)	(1.48)		(0.01)	—
Net Asset Value, End of Period	$43.97	$43.30	$35.71	$39.88		$39.75	$26.23
Total Return[2]	1.55%[11]	21.31%	(6.02)%[8]	4.02%		51.59%	19.34%
Ratio of net expenses to average net assets	1.32%[12]	1.32%	1.32%	1.32%		1.33%[9]	1.32%[10]
Ratio of gross expenses to average net assets[3]	1.35%[12]	1.42%	1.45%	1.45%		1.47%[9]	1.49%[10]
Ratio of net investment income (loss) to average net assets[2]	(0.27)%[12]	(0.03)%	(0.08)%	0.01%		(0.18)%[9]	0.10%[10]
Portfolio turnover	10%[11]	34%	31%	37%		39%	47%
Net assets at end of period (000’s omitted)	$1,078,174	$1,502,587	$1,317,946	$1,383,184		$969,238	$207,324

For the
period ended
Class I	June 30, 2017### (Unaudited)
Net Asset Value, Beginning of Period	$43.64
Income from Investment Operations:
Net investment loss[1,2]	(0.00)†
Net realized and unrealized gain on investments	0.38
Total income from investment operations	0.38
Net Asset Value, End of Period	$44.02
Total Return[2]	0.87%[11]
Ratio of net expenses to average net assets	1.08%[12]
Ratio of gross expenses to average net assets[3]	1.11%[12]
Ratio of net investment income to average net assets[2]	(0.02)%
Portfolio turnover	10%[11]
Net assets at end of period (000’s omitted)	$81,032

11

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each period

For the
period ended
Class Z	June 30, 2017###
(Unaudited)
Net Asset Value, Beginning of Period	$43.64
Income from Investment Operations:
Net investment loss[1,2]	(0.00)†
Net realized and unrealized gain on investments	0.37
Total income from investment operations	0.37
Net Asset Value, End of Period	$44.01
Total Return[2]	0.85%[11]
Ratio of net expenses to average net assets	1.07%[12]
Ratio of gross expenses to average net assets[3]	1.10%[12]
Ratio of net investment loss to average net assets[2]	(0.02)%[12]
Portfolio turnover	10%[11]
Net assets at end of period (000’s omitted)	$9,338

Notes to Financial Highlights (unaudited)

†	Rounds to less than $0.01 or $(0.01) per share or 0.01% or (0.01)%.
#	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.
##	Effective February 27, 2017, Class S was renamed Class N.
###	Commencement of operations was February 27, 2017.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05).
[8]	The total return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.012% of average net assets.
[10]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[11]	Not annualized.
[12]	Annualized.

12

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (the “Fund”).

Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S. Effective February 27, 2017, Class S shares were renamed to Class N shares, and Class I shares and Z shares were added. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective May 3, 2017, the Fund was re-opened to new investors. Please refer to a current prospectus for additional information.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from Investment Manager are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in

13

Notes to Financial Statements (continued)

pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss. Temporary differences are due to wash sales.

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2016, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ending December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

14

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2017, the Fund received redemption fees amounting to $10,205. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class were as follows:

	Skyline Special Equities
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,970,416	$85,155,628	9,193,732	$336,675,003
Reinvestment of distributions	—	—	7,573	332,585
Cost of shares repurchased	(12,153,457)	(522,941,967)	(11,410,317)	(423,555,410)

Net increase	(10,183,041)	($437,786,339)	(2,209,012)	($86,547,822)

Class I:
Proceeds from sale of shares	2,055,679	$90,046,165	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(214,928)	(9,231,787)	—	—

Net increase	1,840,751	$80,814,378	—	—

Class Z:
Proceeds from sale of shares	222,238	$9,679,735	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(10,045)	(434,924)	—	—

Net increase	212,193	$9,244,811	—	—

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two own 62%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding was $58,371,013.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

15

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2017, the Fund paid an investment management fee at the annual rate of 0.90% of the average daily net assets of the Fund. Effective July 1, 2017, the management fee was reduced to 0.73% from 0.90%.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.07% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. Effective July 1, 2017 the expense limitation was reduced to 0.92% from 1.07% and extended through at least May 1, 2019. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Effective, July 1, 2017, in general, for a period of up to 36 months, the Investment Manager may recover from the Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

The Trust on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund as further described in the Fund’s prospectus. Effective October 1, 2016, the Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, the Fund paid an administration fee under a similar contract at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary, such as broker-dealers (including fund supermarket platforms), banks and trust companies that provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

	Maximum	Actual
	Annual Amount	Amount
Fund	Approved	Incurred
Skyline Special Equities Fund
Class N	0.25%	0.25%
Class I	0.15%	0.01%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”), granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the Fund lent a maximum of $4,417,211 for 12 days earning interest in the amount of $1,185. The interest amount is included in the Statement of Operations as interest income. At June 30, 2017, the Fund had no interfund loans outstanding.

3. PURCHASE AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government Obligations) for the six months ended June 30, 2017, were $126,579,330 and $458,837,995, respectively. The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2017.

16

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2017, the value of the securities loaned and cash collateral received was $54,374,537 and $58,371,013, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement	Financial	Cash Collateral
Fund	of Assets and Liabilities	Instruments	Received	Net Amount
BNP Paribas S.A.	$1,872,332	$1,872,332	—	—
Cantor Fitzgerald Securities, Inc.	13,863,566	13,863,566	—	—
Daiwa Capital Markets America	13,863,566	13,863,566	—	—
HSBC Securities USA, Inc.	2,279,041	2,279,041	—	—
Jefferies LLC	1,119,363	1,119,363	—	—
Nomura Securities International, Inc.	11,502,145	11,502,145	—	—
State of Wisconsin Investment Board	13,871,000	13,871,000	—	—

Totals	$58,371,013	$58,371,013	—	—

7. REGULATORY UPDATES

On October 31, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting of these amendments and has determined there is no impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Skyline Special Equities Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers Skyline Special Equities Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 and separately an amendment, to be effective July 1, 2017, to the Investment Management Agreement (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement with the Subadviser for the Fund, as amended at any time prior to the date of the meeting, and separately an amendment to be effective July 1, 2017, to the Subadvisory Agreement (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

18

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, below, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to its Fund Benchmark and Peer Group. The Trustees noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees noted that, effective July 1, 2017, the management fee rate for the Fund will be reduced. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Fund and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current and proposed advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time (after noting the fee changes made at the meeting). With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadviser is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with the Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund, which bears the Subadviser’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadviser to be a material factor in their deliberations at this time (after noting the fee rate changes made at the meeting).

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Peer Group. The Trustees took into account the fact that effective July 1, 2017, the Fund’s existing contractual expense limitation agreement will be replaced with a new contractual expense limitation agreement pursuant to which the Investment Manager has contractually agreed, through at least May 1, 2019, to lower the Fund’s contractual expense limitation from 1.07% to 0.92% of the Fund’s net annual operating expenses (subject to certain excluded expenses), subject to later reimbursement by the Fund in certain circumstances. The Trustees noted that, effective July 1, 2017, the Fund’s management fee rate was being reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadviser’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300, Greenwich, CT 06830

(800) 835-3879

SUBADVISER

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR018-0617	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG Renaissance Large Cap Growth Fund

Class N: MRLTX    |    Class I: MRLSX    |    Class Z: MRLIX

AMG Renaissance International Equity Fund

Class N: RIEIX    |    Class I: RIESX    |    Class Z: RIELX

www.amgfunds.com |	SAR024-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Renaissance Large Cap Growth Fund	4
AMG Renaissance International Equity Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	21
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 6/30/17	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Class N
Based on Actual Fund Return	1.06%	$1,000	$1,094	$5.50
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31

Class I
Based on Actual Fund Return	0.78%	$1,000	$1,096	$4.05
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.91

Class Z
Based on Actual Fund Return	0.66%	$1,000	$1,097	$3.43
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31

AMG Renaissance International Equity Fund
Class N
Based on Actual Fund Return	1.25%	$1,000	$1,174	$6.74
Hypothetical (5% return before expenses)	1.25%	$1,000	$1,019	$6.26

Class I
Based on Actual Fund Return	0.96%	$1,000	$1,176	$5.18
Hypothetical (5% return before expenses)	0.96%	$1,000	$1,020	$4.81

Class Z
Based on Actual Fund Return	0.85%	$1,000	$1,176	$4.59
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Renaissance Large Cap Growth Fund [2,3,4]
Class N	9.44%	21.38%	15.13%	13.77%	06/03/09
Class I	9.63%	21.70%	15.53%	14.12%	06/03/09
Class Z	9.65%	21.92%	15.71%	14.31%	06/03/09

Russell 1000® Growth Index[5]	13.99%	20.42%	15.30%	15.82%	06/03/09	†
AMG Renaissance International Equity Fund [2,4,6,7,8]
Class N	17.36%	20.39%	—	1.06%	06/16/14
Class I	17.59%	20.77%	—	1.43%	06/16/14
Class Z	17.59%	20.87%	—	1.52%	06/16/14

MSCI ACWI ex USA[9,10]	14.10%	20.45%	7.22%	1.02%	06/16/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[5]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000®companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility lower trading volume, and less liquidity than the stocks of larger, more established companies.
[7]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[8]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[9]	The MSCI All Country World Index (“ACWI”) Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 22 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.
[10]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance Large Cap Growth Fund*	Russell 1000® Growth Index
Information Technology	33.7%	36.2%
Health Care	19.8%	13.6%
Consumer Discretionary	18.2%	18.6%
Industrials	16.2%	12.3%
Financials	7.6%	3.4%
Consumer Staples	1.9%	7.6%
Materials	0.9%	3.9%
Real Estate	0.0%	2.6%
Energy	0.0%	0.8%
Telecommunication Services	0.0%	1.0%
Other Assets and Liabilities	1.7%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
T. Rowe Price Group, Inc.	2.0%
CVS Health Corp.	1.9
Prudential Financial, Inc.	1.9
Carnival Corp.	1.9
Facebook, Inc., Class A	1.9
Celgene Corp.	1.9
Masco Corp.	1.9
Western Digital Corp.**	1.9
The Interpublic Group of Cos., Inc.	1.9
Apple, Inc.**	1.8

Top Ten as a Group	19.0%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 18.2%
Carnival Corp.	22,247	$1,458,736
Darden Restaurants, Inc.	15,176	1,372,517
Dick’s Sporting Goods, Inc.[1]	30,327	1,207,924
Discovery Communications, Inc., Class A*,1	46,692	1,206,054
Dollar General Corp.	19,272	1,389,319
Foot Locker, Inc.	18,237	898,719
The Home Depot, Inc.	8,984	1,378,146
The Interpublic Group of Cos., Inc.	58,857	1,447,882
O’Reilly Automotive, Inc.*	5,391	1,179,227
Ross Stores, Inc.	21,813	1,259,265
Scripps Networks Interactive, Inc., Class A1	18,160	1,240,510
Total Consumer Discretionary		14,038,299
Consumer Staples - 1.9%
CVS Health Corp.	18,475	1,486,499
Financials - 7.6%
American Express Co.	16,609	1,399,142
The Charles Schwab Corp.	33,134	1,423,437
Prudential Financial, Inc.	13,718	1,483,465
T. Rowe Price Group, Inc.	20,465	1,518,708
Total Financials		5,824,752
Health Care - 19.8%
Aetna, Inc.	9,090	1,380,135
Amgen, Inc.	7,995	1,376,979
Anthem, Inc.	7,210	1,356,417
Biogen, Inc.*	4,928	1,337,262
Cardinal Health, Inc.	18,290	1,425,157
Celgene Corp.*	11,215	1,456,492
Cigna Corp.	8,279	1,385,822
Express Scripts Holding Co.*	21,926	1,399,756
Gilead Sciences, Inc.	19,364	1,370,584
Hologic, Inc.*	30,180	1,369,568
McKesson Corp.	8,692	1,430,182
Total Health Care		15,288,354
Industrials - 16.2%
Alaska Air Group, Inc.	14,583	1,308,970
The Boeing Co.	7,019	1,388,007
Cummins, Inc.	8,661	1,404,987
Illinois Tool Works, Inc.	9,306	1,333,085
Masco Corp.	37,962	1,450,528

	Shares	Value
Rockwell Automation, Inc.	8,476	$1,372,773
Southwest Airlines Co.	23,171	1,439,846
Stanley Black & Decker, Inc.	10,106	1,422,217
Union Pacific Corp.	12,508	1,362,246
Total Industrials		12,482,659
Information Technology - 33.7%
Adobe Systems, Inc.*	9,623	1,361,077
Alphabet, Inc., Class A*	1,419	1,319,216
Apple, Inc.	10,019	1,442,936
Applied Materials, Inc.	31,779	1,312,791
Citrix Systems, Inc.*	17,932	1,427,029
Electronic Arts, Inc.*	13,168	1,392,121
F5 Networks, Inc.*	10,920	1,387,495
Facebook, Inc., Class A*	9,657	1,458,014
International Business Machines Corp.	8,239	1,267,405
Juniper Networks, Inc.	46,931	1,308,436
Lam Research Corp.	8,688	1,228,744
Microsoft Corp.	19,428	1,339,172
NetApp, Inc.	34,603	1,385,850
Oracle Corp.	27,044	1,355,986
Skyworks Solutions, Inc.	13,294	1,275,559
Synopsys, Inc.*	19,747	1,440,149
Texas Instruments, Inc.	18,287	1,406,819
Total System Services, Inc.	24,033	1,399,922
Western Digital Corp.	16,369	1,450,293
Total Information Technology		25,959,014
Materials - 0.9%
Crown Holdings, Inc.*	12,003	716,099
Total Common Stocks (cost $64,664,981)		75,795,676

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 4.3%
Repurchase Agreements - 3.6%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $76,041 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $77,555)	$76,034	$76,034
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $1,000,096 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $593,128 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $604,932)	593,071	593,071
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $92,558 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $94,401)	92,550	92,550
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $45,462 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $46,366)	45,457	45,457
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $1,000,108 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,019,997)	1,000,000	1,000,000
Total Repurchase Agreements		2,807,112

	Shares	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3] (cost $495,436)	495,436	$495,436
Total Short-Term Investments (cost $3,302,548)		3,302,548
Total Investments - 102.6% (cost $67,967,529)		79,098,224
Other Assets, less Liabilities - (2.6)%		(2,012,490)
Net Assets - 100.0%		$77,085,734

The accompanying notes are an integral part of these financial statements.

6

AMG Renaissance International Equity Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Renaissance International Equity Fund*	MSCI ACWI ex USA
Industrials	18.2%	12.0%
Consumer Discretionary	16.4%	11.3%
Financials	16.2%	23.3%
Information Technology	16.2%	10.8%
Materials	10.3%	7.6%
Telecommunication Services	6.7%	4.4%
Consumer Staples	5.4%	9.9%
Health Care	3.8%	8.1%
Real Estate	2.0%	3.2%
Utilities	1.6%	3.1%
Energy	1.6%	6.3%
Other Assets and Liabilities	1.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
China Lodging Group, Ltd., Sponsored ADR**	2.2%
Ryanair Holdings PLC, Sponsored ADR	2.1
WH Group, Ltd., Sponsored ADR**	2.1
Grupo Financiero Banorte SAB de CV, Sponsored ADR	2.0
Colliers International Group, Inc.	2.0
Vestas Wind Systems A/S, ADR	2.0
ICON PLC	2.0
Grupo Financiero Santander Mexico SAB de CV, ADR, Series B shares	1.9
Carnival PLC, ADR	1.9
KB Financial Group, Inc., ADR	1.9

Top Ten as a Group	20.1%

**	Top Ten Holdings as of December 31, 2016

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 16.4%
Bridgestone Corp., ADR (Japan)	2,019	$43,631
Carnival PLC, ADR (United States)	740	48,929
China Lodging Group, Ltd., Sponsored ADR (China)*	706	56,960
GKN PLC, Sponsored ADR (United Kingdom)[1]	9,634	41,137
Magna International, Inc. (Canada)	1,040	48,183
Pandora A/S, Sponsored ADR (Denmark)[1]	1,948	45,486
Persimmon PLC, ADR (United Kingdom)[1]	794	46,298
Renault, S.A., ADR (France)	2,512	45,668
Valeo, S.A., Sponsored ADR (France)	1,319	44,628
Total Consumer Discretionary		420,920
Consumer Staples - 5.4%
Koninklijke Ahold Delhaize NV, Sponsored ADR (Netherlands)	2,043	39,110
Unilever PLC, Sponsored ADR (United Kingdom)	846	45,786
WH Group, Ltd., Sponsored ADR (Hong Kong)	2,625	52,802
Total Consumer Staples		137,698
Energy - 1.6%
LUKOIL PJSC, Sponsored ADR (Russia)	811	39,569
Financials - 16.2%
Allianz SE, Sponsored ADR (Germany)	2,312	45,720
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	775	46,888
Grupo Financiero Banorte SAB de CV, Sponsored ADR (Mexico)	1,597	50,992
Grupo Financiero Santander Mexico SAB de CV, ADR, Series B shares (Mexico)	5,101	49,174
Kasikornbank PCL, ADR (Thailand)[1]	1,913	44,917
KB Financial Group, Inc., ADR (South Korea)	968	48,874
Manulife Financial Corp. (Canada)	2,313	43,392
ORIX Corp., Sponsored ADR (Japan)	540	42,082
SCOR SE, Sponsored ADR (France)[1]	10,847	43,822
Total Financials		415,861
Health Care - 3.8%
ICON PLC (Ireland)*	512	50,068
Jazz Pharmaceuticals PLC (Ireland)*	309	48,050
Total Health Care		98,118
Industrials - 18.2%
ACS Actividades de Construccion y Servicios, S.A. (Spain)	1,148	44,386
AerCap Holdings N.V. (Ireland)*	909	42,205

	Shares	Value
Canadian National Railway Co. (Canada)	568	$46,036
China Eastern Airlines Corp., Ltd., ADR (China)[1]	1,557	47,644
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	3,290	47,869
Deutsche Post AG, Sponsored ADR (Germany)	1,246	46,850
Mitsubishi Electric Corp., ADR (Japan)	1,558	45,073
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	498	53,590
SMC Corp., Sponsored ADR (Japan)	2,827	43,281
Vestas Wind Systems A/S, ADR (Denmark)	1,638	50,401
Total Industrials		467,335
Information Technology - 16.2%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,735	42,498
Capgemini SE, ADR (France)	2,361	48,802
Check Point Software Technologies, Ltd. (Israel)*	411	44,832
Infineon Technologies AG, ADR (Germany)	2,292	48,820
Murata Manufacturing Co., Ltd., ADR (Japan)[1]	1,281	48,755
NetEase, Inc., ADR (China)	154	46,297
NXP Semiconductors N.V. (Netherlands)*	394	43,123
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,344	46,986
Wipro, Ltd., ADR (India)[1]	8,432	43,846
Total Information Technology		413,959
Materials - 10.3%
Akzo Nobel NV, Sponsored ADR (Netherlands)	1,535	44,530
Arkema, S.A., Sponsored ADR (France)	430	46,208
CRH PLC, Sponsored ADR (Ireland)	1,257	44,586
Linde AG, Sponsored ADR (Germany)	2,532	48,538
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)	733	39,223
Toray Industries, Inc., ADR (Japan)	2,399	40,351
Total Materials		263,436
Real Estate - 2.0%
Colliers International Group, Inc. (Canada)	902	50,918
Telecommunication Services - 6.7%
China Mobile, Ltd., Sponsored ADR (Hong Kong)	750	39,817
KDDI Corp., ADR (Japan)	3,165	41,715
Nippon Telegraph & Telephone Corp., ADR (Japan)	964	45,424
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	1,713	43,973
Total Telecommunication Services		170,929

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.6%
Korea Electric Power Corp., Sponsored ADR (South Korea)	2,324	$41,762
Total Common Stocks (cost $2,180,846)		2,520,505
Rights - 0.0%#
Industrials - 0.0%#
ACS Actividades de Construccion y Servicios, S.A. (cost $964)*	1,148	918

	Principal Amount
Short-Term Investments - 9.6%
Repurchase Agreements - 8.9%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.120% total to be received $9,657 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $9,849)	$9,656	9,656
Citibank N.A., dated 06/30/17, due 07/03/17, 1.080% total to be received $202,321 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/15/17 - 02/15/47, totaling $206,349)	202,303	202,303
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.070% total to be received $11,754 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $11,988)	11,753	11,753
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $5,773 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $5,887)	5,772	5,772
Total Repurchase Agreements		229,484

	Principal Amount	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	$17,359	$17,359
Total Short-Term Investments (cost $246,843)		246,843
Total Investments - 108.0% (cost $2,428,653)		2,768,266
Other Assets, less Liabilities - (8.0)%		(206,152)
Net Assets - 100.0%		$2,562,114

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$67,997,702	$12,958,617	$(1,858,095)	$11,100,522
AMG Renaissance International Equity Fund	2,606,243	220,126	(58,103)	162,023

*	Non-income producing security.
#	Rounds to less than 0.05%.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance Large Cap Growth Fund	$2,740,856	3.6%
AMG Renaissance International Equity Fund	224,483	8.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	4.9%
Austria	0.0%	0.2%
Belgium	0.0%	0.8%
Brazil	0.0%	1.6%
Canada	7.5%	6.6%
Chile	0.0%	0.3%
China	7.5%	6.6%
Colombia	0.0%	0.1%
Denmark	3.8%	1.3%
Finland	0.0%	0.7%
France	9.1%	7.3%
Germany	7.5%	6.6%
Greece	0.0%	0.1%
Hong Kong	3.7%	2.4%
Hungary	0.0%	0.1%
India	1.7%	2.1%
Indonesia	0.0%	0.6%
Ireland	9.5%	0.3%
Israel	1.8%	0.5%
Italy	0.0%	1.6%
Japan	13.9%	16.3%
Malaysia	0.0%	0.6%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Mexico	5.9%	0.9%
Netherlands	5.0%	2.5%
New Zealand	0.0%	0.1%
Norway	0.0%	0.4%
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Qatar	0.0%	0.2%
Russia	1.6%	0.7%
Singapore	1.9%	0.9%
South Africa	0.0%	1.6%
South Korea	5.3%	3.7%
Spain	1.8%	2.4%
Sweden	0.0%	2.0%
Switzerland	0.0%	5.9%
Taiwan	3.5%	3.0%
Thailand	1.8%	0.5%
Turkey	0.0%	0.3%
United Arab Emirates	0.0%	0.2%
United Kingdom	5.3%	12.3%
United States	1.9%	0.0%

	100.0%	100.0%

†	As a percentage of total long term investments as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance Large Cap Growth Fund
Investments in Securities

Common Stocks†	$75,795,676	—	—	$75,795,676
Short-Term Investments
Repurchase Agreements	—	$2,807,112	—	2,807,112
Other Investment Companies	495,436	—	—	495,436

Total Investments in Securities	$76,291,112	$2,807,112	—	$79,098,224

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities

Common Stocks†	$2,520,505	—	—	$2,520,505
Rights	918	—	—	918
Short-Term Investments
Repurchase Agreements	—	$229,484	—	229,484
Other Investment Companies	17,359	—	—	17,359

Total Investments in Securities	$2,538,782	$229,484	—	$2,768,266

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to each fund’s respective Schedule of Portfolio Investments.

As of June 30, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (unaudited)

June 30, 2017

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Assets:
Investments at value* (including securities on loan valued at $2,740,856 and $224,483, respectively)	$79,098,224	$2,768,266
Cash	—	33
Receivable for Fund shares sold	14,371	—
Receivable for investments sold	3,049,921	—
Dividends, interest and other receivables	38,892	15,412
Receivable from affiliate	13,765	9,012
Prepaid expenses	37,778	34,007
Total assets	82,252,951	2,826,730
Liabilities:
Payable upon return of securities loaned	2,807,112	229,484
Payable for investments purchased	2,082,341	—
Payable for Fund shares repurchased	188,816	—
Accrued expenses:
Investment advisory and management fees	34,284	845
Administrative fees	9,716	317
Shareholder servicing fees - Class I	—	28
Distribution fees - Class N	947	97
Professional fees	18,204	19,514
Trustees fees and expenses	348	6
Other	25,449	14,325
Total liabilities	5,167,217	264,616
Net Assets	$77,085,734	$2,562,114
* Investments at cost	$67,967,529	$2,428,653

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (continued)

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Net Assets Represent:
Paid-in capital	$62,500,017	$2,626,620
Undistributed net investment income	304,069	24,699
Accumulated net realized gain (loss) from investments	3,150,953	(428,818)
Net unrealized appreciation of investments	11,130,695	339,613
Net Assets	$77,085,734	$2,562,114
Class N:
Net Assets	$4,486,654	$455,101
Shares outstanding	345,755	45,763
Net asset value, offering and redemption price per share	$12.98	$9.94
Class I:
Net Assets	$9,043,478	$253,616
Shares outstanding	690,966	25,467
Net asset value, offering and redemption price per share	$13.09	$9.96
Class Z:
Net Assets	$63,555,602	$1,853,397
Shares outstanding	4,908,365	186,014
Net asset value, offering and redemption price per share	$12.95	$9.96

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations (unaudited)

For the six months ended June 30, 2017

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Investment Income:
Dividend income	$577,155	$41,881
Securities lending income	1,068	3,998
Foreign withholding tax	—	(5,015)
Total investment income	578,223	40,864
Expenses:
Investment advisory and management fees	212,664	4,748
Administrative fees	58,784	1,780
Shareholder servicing fees - Class N	3,186	345
Shareholder servicing fees - Class I	7,811	114
Distribution fees - Class N	5,311	574
Registration fees	27,181	25,219
Professional fees	15,825	14,914
Reports to shareholders	10,171	2,269
Transfer agent fees	4,664	297
Trustees fees and expenses	3,456	103
Custodian fees	2,683	4,664
Miscellaneous	1,088	477
Total expenses before offsets/reductions	352,824	55,504
Expense reimbursements	(77,864)	(44,382)
Expense reductions	(806)	(548)
Net expenses	274,154	10,574
Net investment income	304,069	30,290
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,395,750	45,067
Net realized loss on foreign currency transactions	—	(321)
Net change in unrealized appreciation of investments	4,391,295	294,989
Net realized and unrealized gain	6,787,045	339,735
Net increase in net assets resulting from operations	$7,091,114	$370,025

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Renaissance Large Cap Growth Fund		AMG Renaissance International Equity Fund
	2017	2016#	2017	2016#
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$304,069	$552,593	$30,290	$41,696
Net realized gain (loss) on investments	2,395,750	1,749,376	44,746	(227,905)
Net change in unrealized appreciation (depreciation) of investments	4,391,295	3,950,607	294,989	93,548
Net increase (decrease) in net assets resulting from operations	7,091,114	6,252,576	370,025	(92,661)
Distributions to Shareholders:
From net investment income:
Class N	—	(12,054)	—	(7,871)
Class I	—	(94,667)	—	(4,116)
Class Z	—	(447,027)	—	(35,776)
From net realized gain on investments:
Class N	—	(41,286)	—	—
Class I	—	(205,073)	—	—
Class Z	—	(778,779)	—	—
From paid-in capital:
Class N	—	—	—	(3,077)
Class I	—	—	—	(1,609)
Class Z	—	—	—	(13,989)
Total distributions to shareholders	—	(1,578,886)	—	(66,438)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(1,713,900)	3,346,471	137,598	(906,207)
Total increase in net assets	5,377,214	8,020,161	507,623	(1,065,306)
Net Assets:
Beginning of Period	71,708,520	63,688,359	2,054,491	3,119,797
End of Period	$77,085,734	$71,708,520	$2,562,114	$2,054,491
Undistributed (distributions in excess) of net investment income	$304,069	—	$24,699	$(5,591)

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the years ended December 31,
Class N	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.86	$11.10	$11.51	$11.80	$11.63	$10.77
Income from Investment Operations:
Net investment income[1,2]	0.03	0.04	0.01	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.09	0.94	(0.18)	2.30	3.95	1.83
Total income (loss) from investment operations	1.12	0.98	(0.17)	2.33	3.96	1.84
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	—	(0.03)	(0.08)	(0.01)
Net realized gain on investments	—	(0.17)	(0.24)	(2.59)	(3.71)	(0.97)
Total distributions to shareholders	—	(0.22)	(0.24)	(2.62)	(3.79)	(0.98)
Net Asset Value, End of Period	$12.98	$11.86	$11.10	$11.51	$11.80	$11.63
Total Return[2]	9.44%[10]	8.81%	(1.53)%	19.59%[5]	34.17%[5]	17.10%
Ratio of net expenses to average net assets[3]	1.06%[11]	1.15%	1.14%	1.14%	1.17%[6]	1.15%[7]
Ratio of gross expenses to average net assets[4]	1.26%[11]	1.44%	1.58%	1.97%	1.71%[6]	1.65%[7]
Ratio of net investment income to average net assets[2]	0.42%[11]	0.39%	0.09%	0.23%	0.10%[6]	0.10%[7]
Portfolio turnover	17%[10]	37%	48%	60%	53%	86%
Net assets at end of period (000’s omitted)	$4,487	$3,069	$2,533	$7,239	$984	$562

	For the six months ended June 30, 2017	For the years ended December 31,
Class I	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.94	$11.17	$11.59	$11.87	$11.68	$10.83
Income from Investment Operations:
Net investment income[1,2]	0.04	0.08	0.06	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.11	0.94	(0.20)	2.33	3.97	1.82
Total income (loss) from investment operations	1.15	1.02	(0.14)	2.40	4.04	1.87
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.04)	(0.05)	(0.11)	(0.05)
Net realized gain on investments	—	(0.17)	(0.24)	(2.63)	(3.74)	(0.97)
Total distributions to shareholders	—	(0.25)	(0.28)	(2.68)	(3.85)	(1.02)
Net Asset Value, End of Period	$13.09	$11.94	$11.17	$11.59	$11.87	$11.68
Total Return[2]	9.63%[10]	9.12%	(1.23)%	20.08%	34.75%	17.42%
Ratio of net expenses to average net assets[3]	0.78%[11]	0.81%	0.80%	0.75%	0.77%[6]	0.82%[7]
Ratio of gross expenses to average net assets[4]	0.98%[11]	1.10%	1.23%	1.59%	1.30%[6]	1.32%[7]
Ratio of net investment income to average net assets[2]	0.70%[11]	0.73%	0.52%	0.51%	0.49%[6]	0.43%[7]
Portfolio turnover	17%[10]	37%	48%	60%	53%	86%
Net assets at end of period (000’s omitted)	$9,043	$14,173	$17,189	$14,343	$11,336	$8,814

17

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the years ended December 31,
Class Z	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.81	$11.04	$11.45	$11.76	$11.58	$10.74
Income from Investment Operations:
Net investment income[1,2]	0.05	0.10	0.09	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments	1.09	0.94	(0.21)	2.31	3.94	1.81
Total income (loss) from investment operations	1.14	1.04	(0.12)	2.39	4.02	1.89
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.05)	(0.07)	(0.13)	(0.08)
Net realized gain on investments	—	(0.17)	(0.24)	(2.63)	(3.71)	(0.97)
Total distributions to shareholders	—	(0.27)	(0.29)	(2.70)	(3.84)	(1.05)
Net Asset Value, End of Period	$12.95	$11.81	$11.04	$11.45	$11.76	$11.58
Total Return[2]	9.65%[10]	9.38%	(1.06)%	20.15%	34.95%	17.62%
Ratio of net expenses to average net assets[3]	0.66%[11]	0.65%	0.64%	0.64%	0.67%[6]	0.65%[7]
Ratio of gross expenses to average net assets[4]	0.86%[11]	0.94%	1.07%	1.51%	1.16%[6]	1.15%[7]
Ratio of net investment income to average net assets[2]	0.82%[11]	0.89%	0.76%	0.63%	0.58%[6]	0.64%[7]
Portfolio turnover	17%[10]	37%	48%	60%	53%	86%
Net assets at end of period (000’s omitted)	$63,556	$54,467	$43,966	$8,184	$3,612	$15,674

18

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017 (unaudited)	For the years ended December 31,		For the period from June 16, 2014 through December 31, 2014*
Class N		2016#	2015
Net Asset Value, Beginning of Period	$8.47	$8.90	$9.13	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.10	0.12	0.06 [8]	0.03
Net realized and unrealized gain (loss) on investments	1.37	(0.33)	(0.20)	(0.87)
Total income (loss) from investment operations	1.47	(0.21)	(0.14)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.09)	(0.03)
Paid-in capital	—	(0.06)	—	—
Total distributions to shareholders	—	(0.22)	(0.09)	(0.03)
Net Asset Value, End of Period	$9.94	$8.47	$8.90	$9.13
Total Return[2]	17.36%[10]	(2.37)%	(1.56)%[5]	(8.45)%[5,10]
Ratio of net expenses to average net assets[9]	1.23%[11]	1.30%	1.29%	1.12%[11]
Ratio of gross expenses to average net assets[4]	4.99%[11]	4.00%	4.78%	7.85%[11]
Ratio of net investment income to average net assets[2]	2.22%[11]	1.36%	0.68%	0.49%[11]
Portfolio turnover	39%[10]	93%	46%	20%[10]
Net assets at end of period (000’s omitted)	$455	$357	$1,010	$85

	For the six months ended June 30, 2017 (unaudited)	For the years ended December 31,		For the period from June 16, 2014 through December 31, 2014*
Class I		2016#	2015
Net Asset Value, Beginning of Period	$8.47	$8.93	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.12	0.13	0.11 [8]	0.05
Net realized and unrealized gain (loss) on investments	1.37	(0.31)	(0.21)	(0.89)
Total income (loss) from investment operations	1.49	(0.18)	(0.10)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.20)	(0.09)	(0.04)
Paid-in capital	—	(0.08)	—	—
Total distributions to shareholders	—	(0.28)	(0.09)	(0.04)
Net Asset Value, End of Period	$9.96	$8.47	$8.93	$9.12
Total Return[2]	17.59%[10]	(2.02)%	(1.11)%	(8.36)%[10]
Ratio of net expenses to average net assets[9]	0.94%[11]	0.90%	0.87%	0.87%[11]
Ratio of gross expenses to average net assets[4]	4.70%[11]	4.00%	4.28%	7.98%[11]
Ratio of net investment income to average net assets[2]	2.51%[11]	1.54%	1.17%	0.86%[11]
Portfolio turnover	39%[10]	93%	46%	20%[10]
Net assets at end of period (000’s omitted)	$254	$179	$177	$100

19

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017 (unaudited)	For the years ended December 31,		For the period from June 16, 2014 through December 31, 2014*
Class Z		2016#	2015
Net Asset Value, Beginning of Period	$8.47	$8.92	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.12	0.15	0.13 [8]	0.05
Net realized and unrealized gain (loss) on investments	1.37	(0.31)	(0.23)	(0.88)
Total income (loss) from investment operations	1.49	(0.16)	(0.10)	(0.83)
Less Distributions to Shareholders from:
Net investment income	—	(0.21)	(0.10)	(0.05)
Paid-in capital	—	(0.08)	—	—
Total distributions to shareholders	—	(0.29)	(0.10)	(0.05)
Net Asset Value, End of Period	$9.96	$8.47	$8.92	$9.12
Total Return[2]	17.59%[10]	(1.83)%	(1.08)%	(8.32)%[10]
Ratio of net expenses to average net assets[9]	0.83%[11]	0.80%	0.79%	0.76%[11]
Ratio of gross expenses to average net assets[4]	4.59%[11]	3.79%	4.03%	7.70%[11]
Ratio of net investment income to average net assets[2]	2.62%[11]	1.71%	1.34%	0.91%[11]
Portfolio turnover	39%[10]	93%	46%	20%[10]
Net assets at end of period (000’s omitted)	$1,853	$1,519	$1,933	$1,944

Notes to Financial Highlights

*	Commencement of operations was on June 16, 2014.
#	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund were renamed as Class N, Class I and Class Z, respectively.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes reduction from broker recapture amounting to 0.01%, 0.02%, 0.02%, 0.01%, 0.02%, for the years ended 2016, 2015, 2014, 2013, 2012, respectively.
[4]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[6]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.019% and 0.021% of average net assets for the Class N, Class I and Class Z, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.004% and 0.004% of average net assets for the Class N, Class I and Class Z, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.10 and $0.12 for the Class N, Class I and Class Z, respectively.
[9]	Includes reduction from broker recapture amounting to 0.02% for the six months ended June 30, 2017, 0.05% and 0.06% for the years ended December 31, 2016 and December 31, 2015, and Class N 0.10%, Class I and Class Z 0.09% for the period ended December 31, 2014, respectively.
[10]	Not annualized.
[11]	Annualized.

20

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Renaissance Large Cap Growth Fund (“Large Cap Growth”) and AMG Renaissance International Equity Fund (“International Equity”), each a “Fund” and collectively the “Funds.”

Each Fund offers three classes of shares, which effective October 1, 2016, were renamed. Each Fund previously offered Investor Class shares, Service Class shares and Institutional Class shares which were renamed Class N, Class I and Class Z, respectively. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.
The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (“Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in

21

Notes to Financial Statements (continued)

pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2017, the impact on the expense ratios, if any, were as follows: Large Cap Growth—$806 or less than 0.01% and International Equity—$548 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes, mark-to-market of passive foreign investment companies and wash sales.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and for all open tax years (generally, the three prior taxable years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax

22

Notes to Financial Statements (continued)

purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
International Equity	$165,305	$124,995	$290,300

As of December 31, 2016, Large Cap Growth had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2017, such amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Large Cap Growth				International Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	143,730	$1,790,253	138,761	$1,589,266	92,378	$857,652	197,520	$1,723,821
Reinvestment of dividends and distributions	—	—	4,416	53,340	—	—	1,266	10,712
Cost of shares repurchased	(56,728)	(722,770)	(112,631)	(1,251,597)	(88,724)	(820,449)	(270,158)	(2,310,451)

Net increase (decrease)	87,002	$1,067,483	30,546	$391,009	3,654	$37,203	(71,372)	$(575,918)

Class I:
Proceeds from sale of shares	82,422	$1,041,849	172,150	$1,951,891	4,826	$45,195	627	$5,438
Reinvestment of dividends and distributions	—	—	24,439	297,441	—	—	676	5,725
Cost of shares repurchased	(578,070)	(7,492,085)	(549,050)	(6,135,507)	(497)	(4,800)	—	—

Net increase (decrease)	(495,648)	$(6,450,236)	(352,461)	$(3,886,175)	4,329	$40,395	1,303	$11,163

Class Z:
Proceeds from sale of shares	646,344	$8,103,820	1,447,385	$15,950,625	6,674	$60,000	7,377	$62,517
Reinvestment of dividends and distributions	—	—	47,804	575,081	—	—	5,882	49,765
Cost of shares repurchased	(349,687)	(4,434,967)	(864,683)	(9,684,069)	—	—	(50,512)	(453,734)

Net increase (decrease)	296,657	$3,668,853	630,506	$6,841,637	6,674	$60,000	(37,253)	($341,452)

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap Growth—one owns 46%; International Equity—two own 62%. Transactions by these shareholders may have a material impact on their respective Fund.

23

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Large Cap Growth and International Equity were $2,807,112 and $229,484, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

International Equity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2017, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap Growth*
on the first $50 million	0.55%
on the next $25 million	0.50%
on the next $25 million	0.45%
on balance over $100 million	0.40%
International Equity	0.40%

*	Effective May 1, 2017, Large Cap Growth changed to a tiered management fee structure. Prior to May 1, 2017, the annual rate for Large Cap Growth’s investment management fee was 0.55% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2019, for Large Cap Growth and through at least May 1, 2018 for International Equity, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Large Cap Growth and International Equity to 0.66% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund, fees waived and expenses paid pursuant to this

24

Notes to Financial Statements (continued)

contractual agreement, provided that such repayment would not cause the Fund’s total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2017, each Fund’s expiration of recoupment are as follows:

Expiration Period	Large Cap Growth	International Equity
Less than 1 year*	$156,333	$108,339
Within 2 years	211,256	83,574
Within 3 years	171,467	87,340

Total Amount Subject to Reimbursement	$539,056	$279,253

*A	portion of this represents the expiration amount through the year ended December 31, 2017 of $88,752 and $78,463 for Large Cap Growth and International Equity, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, the Funds paid an administration fee under a similar contract at an annual rate of 0.25% of each Fund’s average daily net assets.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. The Plan further provides for periodic payments by the Fund or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class N shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary, such as broker-dealers (including fund supermarket platforms) banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Large Cap Growth
Class N*	0.25%	0.15%
Class I	0.15%	0.12%
International Equity
Class N*	0.25%	0.15%
Class I	0.15%	0.11%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2017, the Funds had no interfund loans outstanding.

25

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap Growth	$13,016,411	$14,387,549
International Equity	1,079,810	931,442

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Large Cap Growth	$2,740,856	$2,807,112
International Equity	224,483	229,484

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

26

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

	Net Amounts of Assets	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Large Cap Growth
BNP Paribas S.A.	$76,034	$76,034	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Daiwa Capital Markets America	593,071	593,071	—	—
HSBC Securities USA, Inc.	92,550	92,550	—	—
Jefferies LLC	45,457	45,457	—	—
State of Wisconsin Investment Board	1,000,000	1,000,000	—	—

Totals	$2,807,112	$2,807,112	—	—

International Equity
BNP Paribas S.A.	$9,656	$9,656	—	—
Citibank N.A.	202,303	202,303	—	—
HSBC Securities USA, Inc.	11,753	11,753	—	—
Jefferies LLC	5,772	5,772	—	—

Totals	$229,484	$229,484	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

On July 31, 2017, the Large Cap Growth Fund (“the Fund”) acquired all the net assets of AMG Managers Cadence Capital Appreciation Fund (“Capital Appreciation”) based on the respective valuations as of the close of business on July 28, 2017, pursuant to a Plan of Reorganization approved by the shareholders of Capital Appreciation on July 22, 2017.

The acquisition was accomplished by a tax-free exchange of 357,760 Class I shares of the Fund at a net asset value of $13.37 per share for 148,110 Class I shares of Capital Appreciation; 4,949,178 Class N shares of the Fund at a net asset value of $13.25 per share for 2,060,117 Class N shares of Capital Appreciation; and 2,961,729 Class Z shares of the Fund at a net asset value of $13.23 per share for 1,187,364 Class Z shares of Capital Appreciation.

The net assets of the Fund and Capital Appreciation immediately before the acquisition were $75,748,095 and $109,533,358, respectively, including unrealized depreciation of $125,340 for Capital Appreciation. Immediately after the acquisition, the combined net assets of the Fund amounted to $185,281,453.

27

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadviser with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

28

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Renaissance Large Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2017 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2017 was above the median performance for the Peer Group and above, below, above and below, respectively, the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 5-year period and in the top quintile relative to its Peer Group for the 1-year and 3-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Renaissance International Equity Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2017 and for the period from the Fund’s inception on June 16, 2014 through March 31, 2017 was below and at, respectively, the median performance for the Peer Group and below and above, respectively, the performance of the Fund Benchmark, the MSCI All Country World Index ex US. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent underperformance relative to its Peer Group and Fund Benchmark. The Trustees noted the fact that Class Z shares of the Fund outperformed the Fund Benchmark and ranked at the cusp of the top half relative to its Peer Group for the period from the Fund’s inception through March 31, 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the Funds, noting that the Investment Manager provides administrative and shareholder services to the Funds pursuant to an Administration Agreement with the Funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also

29

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Renaissance Large Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Renaissance International Equity Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISER

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com         |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR024-0617	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX        Class I: YAFIX

AMG Yacktman Focused Fund - Security Selection Only

Class N: YFSNX        Class I: YFSIX

AMG Yacktman Special Opportunities

Class I: YASSX        Class Z: YASLX

www.amgfunds.com	SAR071-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	11

AMG Yacktman Focused Fund - Security Selection Only	17

AMG Yacktman Special Opportunities Fund	19

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	31
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	33
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	34
Detail of changes in net assets for the past two periods

Financial Highlights	36
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	41
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	49

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*
AMG Yacktman Fund
Class I
Based on Actual Fund Return	0.71%	$1,000	$1,081	$3.66
Hypothetical (5% return before expenses)	0.71%	$1,000	$1,021	$3.56
AMG Yacktman Focused Fund
Class N**
Based on Actual Fund Return	1.23%	$1,000	$1,093	$6.38
Hypothetical (5% return before expenses)	1.23%	$1,000	$1,019	$6.16

Class I
Based on Actual Fund Return	1.06%	$1,000	$1,095	$5.51
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31
AMG Yacktman Focused Fund - Security Selection Only***
Class N
Based on Actual Fund Return	1.08%	$1,000	$1,072	$4.66
Hypothetical (5% return before expenses)	1.08%	$1,000	$1,019	$5.41

Class I
Based on Actual Fund Return	1.08%	$1,000	$1,072	$4.66
Hypothetical (5% return before expenses)	1.08%	$1,000	$1,019	$5.41
AMG Yacktman Special Opportunities
Class I
Based on Actual Fund Return	2.05%†	$1,000	$1,189	$11.13
Hypothetical (5% return before expenses)	2.05%†	$1,000	$1,015	$10.24

Class Z
Based on Actual Fund Return	1.95%†	$1,000	$1,190	$10.59
Hypothetical (5% return before expenses)	1.95%†	$1,000	$1,015	$9.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Effective February 27, 2017, Class S of AMG Yacktman Focused Fund was renamed Class N.
***	Commenced operations on January 30, 2017 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (152), the divided by 365.
†	Includes a performance adjustment amounting to 0.31% of average daily net assets. (See Note 2 of Notes to Financial Statements.)

2

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Fund[2,3,4,5,6,7,19]
Class I	8.09%	12.79%	10.95%	9.85%	10.30%	07/06/92

S&P 500 Index[20]	9.34%	17.90%	14.63%	7.18%	9.51%	07/06/92	†
AMG Yacktman Focused Fund[2,3,4,5,6,7,8,9,10,19]
Class N	9.34%	14.02%	11.01%	10.39%	9.47%	05/01/97
Class I	9.46%	14.25%	—	—	11.86%	07/24/12

S&P 500 Index[20]	9.34%	17.90%	14.63%	7.18%	7.66%	05/01/97	†
AMG Yacktman Focused Fund — Security Selection Only[2,3,4,5,6,7,8,9,10,11,12,19]
Class N	—	—	—	—	7.20%	01/30/17
Class I	—	—	—	—	7.20%	01/30/17

S&P 500 Index[20]	9.34%	17.90%	14.63%	7.18/ %	7.21%	01/30/17	†
AMG Yacktman Special Opportunities Fund2,3,4,5,6,7,8,9,10,12,13,14,15,16,17,18,19
Class I	18.89%	41.71%	—	—	13.39%	06/30/15
Class Z	18.98%	41.82%	—	—	6.49%	06/30/14

MSCI ACWI All Cap Index[21]	11.35%	19.09%	10.76%	—	4.88%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[4]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[7]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[8]	The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.
[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[11]	The Fund may invest greater than 5% of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions.
[12]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[13]

The Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadviser’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease the Investment

3

Fund Performance (continued)

Manager’s fee (and, in turn, the Subadviser’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[16]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[17]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.
[18]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[19]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.
[20]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500 Index is unmanaged, is not available for investment and does not incur expenses.
[21]	The MSCI ACWI All Cap captures large, mid, small and micro cap representation across 23 Developed Markets (DM) countries and large, mid and small cap representation across 24 Emerging Markets (EM) countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The developed market country indices included are: Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Unlike the Fund, the MSCI ACWI All Cap is unmanaged, is not available for investment and does not incur expenses.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Yacktman Fund

Portfolio Manager’s Comments (unaudited)

The AMG Yacktman Fund (Class I) returned 8.09% trailing the S&P 500® Index, which returned 9.34% for the first six months of 2017.

MARKET PRICES ARE UP

Performance has moderated in recent years by our rising need to control risk in an environment that has become increasingly expensive and uncertain. In the last five years, most of the market rise has been due to investors paying higher and higher multiples for stocks while earnings growth has been fairly anemic. Today, market valuations are historically expensive, which makes it more difficult to find bargains, and during times like these, we patiently hold cash until we find investments that meet our risk-adjusted return hurdles. We never make market calls in the Fund. When we find investments that meet our parameters, we invest.

We are still able to find opportunities, and in the last quarter we established two new positions. However, due to large price increases in many of our current positions, we have also been trimming and selling. We also sold one position, C.R. Bard, after an acquisition proposal, and we have a small position in Staples that agreed to be taken private at quarter end.

MARKET QUALITY IS DOWN

We believe technology advances have made the marketplace more difficult for many established businesses. This cuts across a wide range of sectors, from media to retail to energy to financial services, and means a prudent investor should pay a lower multiple in a world in which earnings power has become more uncertain. The investment case for most emerging disruptive companies is often weak due to high valuation or because the company is private. Also, disrupters can themselves be disrupted. Remember a few years ago when iTunes was going to dominate digital music via downloads? How about MySpace, AltaVista and AOL?

We have strong confidence that the Fund’s portfolio holdings can deliver attractive risk-adjusted returns over the long term and believe we have some standout bargains, such as 21st

Century Fox (Fox) and Samsung Electronics Preferred (Samsung), which may help generate outperformance versus the market over time.

CONTRIBUTORS INCLUDED SAMSUNG, ORACLE CORP. (ORACLE), AND JOHNSON & JOHNSON (J&J)

Samsung’s shares appreciated solidly in the first half of 2017 as the company produced strong earnings growth in memory and display products. We believe the shares remain inexpensive due to higher level of profits. We expect Samsung’s 2017 earnings per share to be more than double their level just two years ago.

Although Samsung’s stock has appreciated significantly recently, we feel it remains inexpensive, trading at a P/E of five after adjusting for net cash and investments. Samsung is currently earning more pretax than the entire FANG group combined (Facebook, Amazon, Netflix and Google — now known as Alphabet), yet it trades at about one-tenth the price.

Oracle’s stock rose during the first half of the year after the company reported solid earnings results that demonstrated a return to growth after several years of challenges. The company is executing a solid transition to the cloud, and the shares continue to trade at a significant discount to peers.

J&J’s stock appreciated solidly to start the year, along with the general strength of the health care sector. We believe J&J continues to be one of the finest and best-positioned health care companies in the world.

DETRACTORS INCLUDED SYSCO CORPORATION (SYSCO), EXXON MOBIL CORP. (EXXON), AND AVON PRODUCTS (AVON)

Declining stocks have detracted modestly from results for the first six months of 2017. In total, our most significant contributor to results, Samsung, produced greater gains of the cumulative losses of all declining securities in the Fund.

Sysco’s shares retreated somewhat after posting an exceptional year in 2016. The company continues to successfully transform its business, increasing profit margins and expanding outside of the United States. After Amazon.com announced it would acquire Whole Foods, Sysco’s shares sold off on concerns that Amazon would eventually compete in the distribution industry after transforming the retail side. Given the modest profit margins that exist in the wholesale distribution industry and the significant value add with customer relationships, we think those concerns are overblown.

Exxon’s shares declined during the half of the year along with general weakness in the energy sector. Management is executing well against its long term strategic plan even though oil prices have proven to be a major headwind for earnings and the share price.

Our small position in Avon Products (Avon) declined in the first half of the year after reporting weaker than expected sales and profits. Avon’s CEO, Sheri McCoy will be stepping down next year. We think the company still has significant brand and distribution value and new leadership may provide improved execution. Although the stock declined, we also own Avon debt, which produce solid returns during the first half of the year.

NOTE ON INDEXING

In recent years, there has been a major shift away from active fund managers to index funds and ETFs. We think there is some merit to this trend, as many managers built portfolios that were not very differently constructed than their benchmark(s).

The Fund has always been managed to achieve risk-adjusted returns over a full market cycle and not to mimic a benchmark in the short-term. We think being different has been a large contributor to our success over time. The Fund has always been about flexibility and individual security selection. We believe an index-based investment approach simply does not manage risk, has likely been a powerful contributor to the multiple expansion over the last five years, and could be creating significant market risk today. In a period

5

AMG Yacktman Fund

Portfolio Manager’s Comments (continued)

of uncertainty, when investors redeem index funds, who will be on the other side of the trade? Who will be the willing buyers, and at what valuation?

CONCLUSION

In the first week of July, the AMG Yacktman Fund celebrated its 25th anniversary. We are proud that the Fund has outperformed the S&P 500 Index since inception and done so while staying risk averse. We want to express our sincere appreciation to our shareholders as we move into our second quarter century. Successful management of a fund emphasizing risk-adjusted returns over time requires a patient and thoughtful investor base, which we have been able to attract over the years. We are also fortunate to have an excellent business partner in Affiliated Managers Group, adviser to the Fund, and an amazing team at Yacktman Asset Management. We will continue to work hard to assess current holdings and potential new additions to the AMG Yacktman Fund, and, as always, we will be patient, objective and diligent in our efforts.

6

AMG Yacktman Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Fund*	S&P 500 Index
Consumer Staples	25.9%	9.0%
Information Technology	20.8%	22.3%
Consumer Discretionary	10.9%	12.3%
Health Care	7.6%	14.5%
Financials	6.0%	14.5%
Energy	2.4%	6.0%
Industrials	1.8%	10.3%
Materials	0.0%	2.9%
Telecommunication Services	0.0%	2.1%
Utilities	0.0%	3.2%
Real Estate	0.0%	2.9%
Other Assets and Liabilities	24.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Procter & Gamble Co.**	8.0%
Twenty-First Century Fox, Inc., Class A**	7.1
Samsung Electronics Co., Ltd., 1.440%**	5.0
Johnson & Johnson**	4.8
PepsiCo, Inc.**	4.8
Oracle Corp.**	4.8
The Coca-Cola Co.**	4.7
Cisco Systems, Inc.**	4.5
Microsoft Corp.**	4.1
Sysco Corp.**	3.8

Top Ten as a Group	51.6%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Fund

Fund Snapshots (continued)

For the six months ended June 30, 2017

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Cognizant Technology Solutions Corp., Class A	630,000
Infosys, Ltd., Sponsored ADR	1,544,100

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Comcast Corp., Class A	300,000	1,700,000

Sales	Net Shares Sold	Current Shares Held
Apollo Education Group, Inc.	1,875,000	—
Bank of America Corp.	300,000	1,000,000
The Bank of New York Mellon Corp.	200,000	2,500,000
C.H. Robinson Worldwide, Inc.	50,000	700,000
Cisco Systems, Inc.	1,100,000	12,200,000
Colgate-Palmolive Co.	100,000	1,100,000
ConocoPhillips	300,000	1,800,000
Corning, Inc.	1,300,000	1,300,000
CR Bard, Inc.	550,000	—
Exxon Mobil Corp.	200,000	1,500,000
The Goldman Sachs Group, Inc.	30,000	130,000
Hewlett Packard Enterprise Co.	200,000	1,800,000
HP, Inc.	300,000	1,700,000
Intel Corp.	50,000	950,000
Johnson & Johnson	100,000	3,100,000
Microsoft Corp.	1,000,000	5,100,000
Oracle Corp.	2,339,000	8,161,000
PepsiCo, Inc.	550,000	3,550,000
Samsung Electronics Co., Ltd., 1.440%	74,632	258,202
State Street Corp.	100,000	900,000
Stryker Corp.	350,000	550,000
Sysco Corp.	100,000	6,400,000
Twenty-First Century Fox, Inc., Class A	1,765,000	21,200,000
Unilever NV, ADR	1,400,000	1,000,000
US Bancorp	100,000	3,100,000
Viacom, Inc., Class B	3,500,000	—

CORPORATE BONDS & NOTES SALES

Sales	Net Shares Sold	Current Shares Held
Kemet Corp., 10.500%, 05/01/18	8,775,000	—

8

AMG Yacktman Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 68.5%
Consumer Discretionary - 10.9%
Comcast Corp., Class A	1,700,000	$66,164,000
Staples, Inc.	2,000,000	20,140,000
Twenty-First Century Fox, Inc., Class A	21,200,000	600,808,000
Twenty-First Century Fox, Inc., Class B	8,700,000	242,469,000
Total Consumer Discretionary		929,581,000
Consumer Staples - 24.7%
Avon Products, Inc.*	10,100,000	38,380,000
The Coca-Cola Co.	8,850,000	396,922,500
Colgate-Palmolive Co.	1,100,000	81,543,000
Hengan International Group Co., Ltd.	6,935,400	51,163,321
PepsiCo, Inc.	3,550,000	409,989,500
The Procter & Gamble Co.	7,800,000	679,770,000
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,387,080	417,488
Sysco Corp.	6,400,000	322,112,000
Unilever NV, ADR[1]	1,000,000	55,270,000
Wal-Mart Stores, Inc.	800,000	60,544,000
Total Consumer Staples		2,096,111,809
Energy - 2.4%
ConocoPhillips	1,800,000	79,128,000
Exxon Mobil Corp.	1,500,000	121,095,000
Total Energy		200,223,000
Financials - 6.0%
Bank of America Corp.	1,000,000	24,260,000
The Bank of New York Mellon Corp.	2,500,000	127,550,000
The Goldman Sachs Group, Inc.	130,000	28,847,000
State Street Corp.	900,000	80,757,000
US Bancorp	3,100,000	160,952,000
Wells Fargo & Co.	1,600,000	88,656,000
Total Financials		511,022,000
Health Care - 7.6%
Anthem, Inc.	850,000	159,910,500
Johnson & Johnson	3,100,000	410,099,000
Stryker Corp.	550,000	76,329,000
Total Health Care		646,338,500

	Shares	Value
Industrials - 1.1%
Aggreko PLC	3,728,228	$44,661,567
C.H. Robinson Worldwide, Inc.	700,000	48,076,000
Total Industrials		92,737,567
Information Technology - 15.8%
Cisco Systems, Inc.	12,200,000	381,860,000
Cognizant Technology Solutions Corp., Class A	630,000	41,832,000
Corning, Inc.	1,300,000	39,065,000
Hewlett Packard Enterprise Co.	1,800,000	29,862,000
HP, Inc.	1,700,000	29,716,000
Infosys, Ltd., Sponsored ADR[1]	1,544,100	23,192,382
Intel Corp.	950,000	32,053,000
Microsoft Corp.	5,100,000	351,543,000
Oracle Corp.	8,161,000	409,192,540
Total Information Technology		1,338,315,922
Total Common Stocks (cost $3,533,457,590)		5,814,329,798
Preferred Stocks - 5.0%
Information Technology - 5.0%
Samsung Electronics Co., Ltd., 1.440% (cost $237,599,490)	258,202	420,997,881

	Principal Amount
Corporate Bonds and Notes - 1.9%
Consumer Staples - 1.2%
Avon Products, Inc., 6.600%, 03/15/20(a),[1]	$10,000,000	10,087,500
Avon Products, Inc., 7.000%, 03/15/23(a),[1]	81,630,000	74,895,525
Avon Products, Inc., 8.950%, 03/15/43(a)	15,485,000	13,801,006
Total Consumer Staples		98,784,031
Industrials - 0.7%
CONSOL Energy, Inc., 5.875%, 04/15/22	65,524,000	64,377,330
Total Corporate Bonds and Notes (cost $121,066,040)		163,161,361

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 25.0%
Repurchase Agreements - 0.2%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $567,957 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $579,262)	$567,904	$567,904
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $4,204,699 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $4,288,382)	4,204,296	4,204,296
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $4,204,699 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $4,288,382)	4,204,296	4,204,296
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $691,326 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $705,091)	691,265	691,265
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $339,553 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $346,310)	339,518	339,518
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $3,490,520 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $3,559,995)	3,490,191	3,490,191
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $4,204,755 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $4,288,374)	4,204,300	4,204,300
Total Repurchase Agreements		17,701,770

	Shares	Value
Other Investment Companies - 24.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	799,015,730	$799,015,730
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.84%[3]	1,300,222,723	1,300,222,723
Total Other Investment Companies		2,099,238,453
Total Short-Term Investments (cost $2,116,940,223)		2,116,940,223
Total Investments - 100.4% (cost $6,009,063,343)		8,515,429,263
Other Assets, less Liabilities - (0.4)%		(30,403,583)
Net Assets - 100.0%		$8,485,025,680

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (unaudited)

The AMG Yacktman Focused Fund (Class N) returned 9.34% matching the S&P 500® Index, which returned 9.34% for the first six months of 2017.

MARKET PRICES ARE UP

Performance has moderated in recent years by our rising need to control risk in an environment that has become increasingly expensive and uncertain. In the last five years, most of the market rise has been due to investors paying higher and higher multiples for stocks while earnings growth has been fairly anemic. Today, market valuations are historically expensive, which makes it more difficult to find bargains, and during times like these, we patiently hold cash until we find investments that meet our risk-adjusted return hurdles. We never make market calls in the Fund. When we find investments that meet our parameters, we invest.

We are still able to find opportunities, and in the last quarter we established two new positions. However, due to large price increases in many of our current positions, we have also been trimming and selling.

MARKET QUALITY IS DOWN

We believe technology advances have made the marketplace more difficult for many established businesses. This cuts across a wide range of sectors, from media to retail to energy to financial services, and means a prudent investor should pay a lower multiple in a world in which earnings power has become more uncertain. The investment case for most emerging disruptive companies is often weak due to high valuation or because the company is private. Also, disrupters can themselves be disrupted. Remember a few years ago when iTunes was going to dominate digital music via downloads? How about MySpace, AltaVista, and AOL?

We have strong confidence that the Fund’s holdings can deliver attractive risk-adjusted returns over the long term and believe we have some standout bargains, such as 21st Century Fox (Fox) and Samsung Electronics Preferred (Samsung), which may help generate outperformance versus the market over time.

Contributors Included Samsung, Oracle Corp. (Oracle), and PepsiCo (Pepsi)

Samsung’s shares appreciated solidly in the first half of the year as the company produced strong earnings growth in memory and display products. We believe the shares remain inexpensive due to higher level of profits. We expect Samsung’s 2017 earnings per share to be more than double their level just two years ago.

Although Samsung’s stock has appreciated significantly recently, we feel it remains inexpensive, trading at a P/E of five after adjusting for net cash and investments. Samsung is currently earning more pretax than the entire FANG group combined (Facebook, Amazon, Netflix and Google — now known as Alphabet), yet it trades at about one-tenth the price.

Oracle’s stock rose during the first six months of 2017 after the company reported solid earnings results that demonstrated a return to growth after several years of challenges. The company is executing a solid transition to the cloud, and the shares continue to trade at a significant discount to peers.

Pepsi’s stock appreciated during the first half of 2017, along with the general strength of the consumer staples sector. We believe Pepsi continues to be one of the finest and best-positioned consumer companies in the world.

DETRACTORS INCLUDED SYSCO CORP (SYSCO), CONOCOPHILLIPS (CONOCO), AND AVON PRODUCTS (AVON)

Declining stocks have detracted modestly from results for the first six months of 2017. In total, our most significant gainer, Samsung, produced 8 x the gains of the cumulative losses of all declining securities in the Fund.

Sysco’s shares retreated somewhat after posting an exceptional year in 2016. The company continues to successfully transform its business, increasing profit margins and expanding outside of the United States. After Amazon.com announced it would acquire Whole Foods, Sysco’s shares sold off on concerns that Amazon would eventually compete in the distribution industry after transforming the retail side. Given the modest profit margins that exist in the wholesale distribution industry and the significant value add with customer relationships, we think those concerns are overblown.

Conoco’s shares declined during the half of the year along with general weakness in the energy sector. Earlier this year the company announced a divestiture which was at an attractive price and significantly improves the balance sheet. Management is executing well against its long term strategic plan even though oil prices have proven to be a major headwind for earnings and the share price.

Our small position in Avon Products (Avon) declined in the first half of the year after reporting weaker than expected sales and profits. Avon’s CEO, Sheri McCoy will be stepping down next year. We think the company still has significant brand and distribution value and new leadership may provide improved execution. Although the stock declined, we also own Avon debt, which produce solid returns during the first half of the year.

NOTE ON INDEXING

In recent years, there has been a major shift away from active fund managers to index funds and ETFs. We think there is some merit to this trend, as many managers built portfolios that were not very differently constructed than their benchmark(s).

11

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (continued)

The Fund has always been managed to achieve risk-adjusted returns over a full market cycle and not to mimic a benchmark in the short-term. We think being different has been a large contributor to our success over time. The Fund has always been about flexibility, individual security selection and a concentration in best ideas. We believe an index-based investment approach simply does not manage risk, has likely been a powerful contributor to the multiple expansion over the last five years, and could be creating significant market risk today. In a period of uncertainty, when investors redeem index funds, who will be on the other side of the trade? Who will be the willing buyers, and at what valuation?

CONCLUSION

We want to express our sincere appreciation to our shareholders as we move into our second quarter-century as a firm. Successful management of a fund emphasizing risk-adjusted returns over time requires a patient and thoughtful investor base, which we have been able to attract over the years. We are also fortunate to have an excellent business partner in Affiliated Managers Group, adviser to the Fund, and an amazing team at Yacktman Asset Management. We will continue to work hard to assess current holdings and potential new additions to the AMG Yacktman Fund, and, as always, we will be patient, objective and diligent in our efforts.

12

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Focused Fund*	S&P 500 Index
Consumer Staples	27.2%	9.0%
Information Technology	25.7%	22.3%
Consumer Discretionary	13.6%	12.3%
Health Care	4.8%	14.5%
Financials	1.9%	14.5%
Energy	1.8%	6.0%
Industrials	1.6%	10.3%
Materials	0.0%	2.9%
Telecommunication Services	0.0%	2.1%
Utilities	0.0%	3.2%
Real Estate	0.0%	2.9%
Other Assets and Liabilities	23.4%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd., 1.440%**	12.3%
The Procter & Gamble Co.**	9.4
Twenty-First Century Fox, Inc., Class B**	8.4
PepsiCo, Inc.**	7.0
Twenty-First Century Fox, Inc., Class A**	5.2
Oracle Corp.**	4.8
Johnson & Johnson**	4.8
The Coca-Cola Co.**	4.8
Cisco Systems, Inc.**	4.5
Microsoft Corp.**	3.3

Top Ten as a Group	64.5%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG Yacktman Focused Fund

Fund Snapshots (continued)

For the six months ended June 30, 2017

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Cognizant Technology Solutions Corp., Class A	330,000
Infosys, Ltd., Sponsored ADR	817,620

EQUITY SALES

Sales	Net Shares Sold	Current Shares Held
The Bank of New York Mellon Corp.	50,000	700,000
Cisco Systems, Inc.	800,000	6,400,000
The Coca-Cola Co.	200,000	4,700,000
Johnson & Johnson	200,000	1,600,000
Microsoft Corp.	300,000	2,100,000
Oracle Corp.	1,424,000	4,276,000
PepsiCo, Inc.	25,000	2,700,000
The Procter & Gamble Co.	200,000	4,800,000
Qinqin Foodstuffs Group Cayman Co., Ltd.	597,460	—
Samsung Electronics Co., Ltd., 1.440%	207,526	335,271
State Street Corp.	300,000	—
Sysco Corp.	50,000	2,550,000
Twenty-First Century Fox, Inc., Class A	4,500,000	8,200,000
Unilever NV, ADR	600,000	—
US Bancorp	100,000	900,000

14

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 61.8%
Consumer Discretionary - 13.6%
Twenty-First Century Fox, Inc., Class A	8,200,000	$232,388,000
Twenty-First Century Fox, Inc., Class B	13,300,000	370,671,000
Total Consumer Discretionary		603,059,000
Consumer Staples - 25.6%
Avon Products, Inc.*	5,400,000	20,520,000
The Coca-Cola Co.	4,700,000	210,795,000
Hengan International Group Co., Ltd.	5,872,300	43,320,698
PepsiCo, Inc.	2,700,000	311,823,000
The Procter & Gamble Co.	4,800,000	418,320,000
Sysco Corp.	2,550,000	128,341,500
Total Consumer Staples		1,133,120,198
Energy - 1.8%
ConocoPhillips	900,000	39,564,000
Exxon Mobil Corp.	500,000	40,365,000
Total Energy		79,929,000
Financials - 1.9%
The Bank of New York Mellon Corp.	700,000	35,714,000
US Bancorp	900,000	46,728,000
Total Financials		82,442,000
Health Care - 4.8%
Johnson & Johnson	1,600,000	211,664,000
Industrials - 0.7%
Aggreko PLC	2,800,000	33,542,044
Information Technology - 13.4%
Cisco Systems, Inc.	6,400,000	200,320,000
Cognizant Technology Solutions Corp., Class A	330,000	21,912,000
Infosys, Ltd., Sponsored ADR[1]	817,620	12,280,652
Microsoft Corp.	2,100,000	144,753,000
Oracle Corp.	4,276,000	214,398,640
Total Information Technology		593,664,292
Total Common Stocks (cost $1,868,701,252)		2,737,420,534

	Shares	Value
Preferred Stocks - 12.3%
Information Technology - 12.3%
Samsung Electronics Co., Ltd., 1.440% (cost $288,293,386)	335,271	$546,658,742

	Principal Amount
Corporate Bonds and Notes - 2.5%
Consumer Staples - 1.6%
Avon Products, Inc., 7.000%, 03/15/23(a),[1]	$14,105,000	12,941,338
Avon Products, Inc., 8.950%, 03/15/43(a)	65,740,000	58,590,775
Total Consumer Staples		71,532,113
Industrials - 0.9%
CONSOL Energy, Inc., 5.875%, 04/15/22	38,000,000	37,335,000
Total Corporate Bonds and Notes (cost $86,724,327)		108,867,113
Short-Term Investments - 23.6%
Repurchase Agreements - 0.1%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $121,808 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $124,233)	121,797	121,797
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $1,000,096 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 06/30/17, due 07/03/17, 1.150% total to be received $1,000,096 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 07/13/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

15

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 0.1%[2] (continued)
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $148,267 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $151,219)	$148,254	$148,254
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $72,824 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $74,273)	72,816	72,816
Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $551,963 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $562,949)	551,911	551,911
State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $1,000,108 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,019,997)	1,000,000	1,000,000
Total Repurchase Agreements		3,894,778

	Shares	Value
Other Investment Companies - 23.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	413,695,921	$413,695,921
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.84%[3]	630,325,342	630,325,342
Total Other Investment Companies		1,044,021,263
Total Short - Term Investments (cost $1,047,916,041)		1,047,916,041
Total Investments - 100.2% (cost $3,291,635,006)		4,440,862,430
Other Assets, less Liabilities - (0.2)%		(10,593,345)
Net Assets - 100.0%		$4,430,269,085

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Focused Fund - Security Selection Only

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Focused Fund*	S&P 500 Index
Consumer Staples	34.7%	9.0%
Information Technology	33.6%	22.3%
Consumer Discretionary	15.8%	12.3%
Health Care	6.5%	14.5%
Industrials	3.7%	10.3%
Financials	2.2%	14.5%
Energy	1.9%	6.0%
Materials	0.0%	2.9%
Telecommunication Services	0.0%	2.1%
Utilities	0.0%	3.2%
Real Estate	0.0%	2.9%
Other Assets and Liabilities	1.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd., 1.440%	14.4%
Twenty-First Century Fox, Inc., Class B	13.5
PepsiCo, Inc.	9.3
The Proctor & Gamble Co.	9.1
Johnson & Johnson	4.8
Oracle Corp.	4.7
The Coca-Cola Co.	4.7
Cisco Systems Inc.	4.3
Avon Products, Inc., 8.950%, 03/15/43	4.2
Microsoft Corp.	4.0

Top Ten as a Group	73.0%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG Yacktman Focused Fund - Security Selection Only

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 75.4%
Consumer Discretionary - 15.8%
America’s Car-Mart, Inc.*	750	$29,175
Twenty-First Century Fox, Inc., Class B	6,000	167,220
Total Consumer Discretionary		196,395
Consumer Staples - 29.4%
The Coca-Cola Co.	1,300	58,305
Hengan International Group Co., Ltd.	2,000	14,754
PepsiCo, Inc.	1,000	115,490
The Procter & Gamble Co.	1,300	113,295
Sysco Corp.	810	40,767
Unilever NV, ADR	400	22,108
Total Consumer Staples		364,719
Energy - 1.9%
ConocoPhillips	265	11,649
Exxon Mobil Corp.	145	11,706
Total Energy		23,355
Financials - 2.2%
The Bank of New York Mellon Corp.	240	12,245
US Bancorp	280	14,538
Total Financials		26,783
Health Care - 6.5%
Anthem, Inc.	115	21,635
Johnson & Johnson	450	59,531
Total Health Care		81,166
Industrials - 2.8%
Aggreko PLC	1,000	11,979
Oliver Corp.	1,700	23,261
Total Industrials		35,240
Information Technology - 16.8%
CAC Holdings Corp.	2,300	21,529
Cisco Systems, Inc.	1,700	53,210
Cognizant Technology Solutions Corp., Class A	200	13,280
Infosys, Ltd., Sponsored ADR[1]	850	12,767
Microsoft Corp.	715	49,285
Oracle Corp.	1,175	58,914
Total Information Technology		208,985
Total Common Stocks (cost $906,146)		936,643

	Shares	Value
Preferred Stocks - 17.9%
Consumer Staples - 1.1%
Amorepacific Corp., 0.870%	85	$13,818
Information Technology - 16.8%
Samsung Electronics Co., Ltd., 1.440%	110	179,355
Samsung SDI Co., Ltd., 1.260%	400	28,863
Total Information Technology		208,218
Total Preferred Stocks (cost $189,522)		222,036

	Principal Amount
Corporate Bonds and Notes - 5.1%
Consumer Staples - 4.2%
Avon Products, Inc., 8.950%, 03/15/43(a)	$58,000	51,693
Industrials - 0.9%
CONSOL Energy, Inc., 5.875%, 04/15/22	12,000	11,790
Total Corporate Bonds and Notes (cost $65,214)		63,483
Short-Term Investments - 3.8%
Repurchase Agreements - 0.8%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $8,962 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $9,140)	8,961	8,961
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $497 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $507)	497	497
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $256 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $261)	256	256
Total Repurchase Agreements		9,714

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	37,237	37,237
Total Short-Term Investments (cost $46,951)		46,951
Total Investments - 102.2% (cost $1,207,833)		1,269,113
Other Assets, less Liabilities - (2.2)%		(27,631)
Net Assets - 100.0%		$1,241,482

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (unaudited)

AMG YACKTMAN SPECIAL OPPORTUNITIES FUND — MID-YEAR UPDATE — JUNE 30, 2017

For the six months ending 6/30/2017, the AMG Yacktman Special Opportunities Fund (the “Fund”) returned 19.0%. The MSCI ACWI All Cap Index returned 11.4%, an outperformance of 7.6%.

June 30, 2017, also marks the three-year anniversary of the Fund. Since inception, the Fund has returned an annualized 6.5% versus the benchmark return of 4.9%, an outperformance of 1.6% annually. This accomplishment is satisfying given the current market environment, but we remain focused on our overarching goal — risk-adjusted returns over a full market cycle. The Fund’s broad mandate to seek out the best investment ideas without constraints has led to a portfolio of quality businesses with conservative balance sheets at inexpensive absolute valuations, a resilient combination in on otherwise expensive market.

FUND REVIEW

This year is off to a strong start, driven by healthy gains in core positions and no major detractors. This performance is on the heels of a solid 2016, leading to a trailing 12-month return of more than 40%. Even with this recent performance run, the Fund still trades at a significant discount to the market. We have responded to the upswing in the Fund by trimming winning positions while reallocating capital to other Fund portfolio companies and new investments. A critical element of our success is leveraging our flexible mandate to constantly rotate the Fund toward what we believe are better ideas. This flexibility to go anywhere will become only more important if valuations in the broader market remain elevated

	MSCI ACWI
Financial Metrics[1]	YASLX / YASSX		All-Cap Index		S&P 500 Index		Russell 2000 Index
P/E	11.92	x	18.1	x	20.73	x	20.40	x
P/BV	1.19	x	1.94	x	2.81	x	2.00	x
P/CF	9.55	x	11.54	x	13.65	x	13.85	x
P/Sales	0.48	x	1.43	x	2.08	x	1.16	x
EV/EBIT	6.60	x	15.9	x	16.6	x	15.4	x
Debt to Equity	58.1%		89.6%		97.0%		76.5%
ROA%	5.1%		6.2%		7.7%		3.8%

[1]	Source: AMG Funds & FactSet, Weighted average metrics, as of 06/30/17. Portfolio characteristics are subject to change.

We added a new metric to the table — enterprise value to earnings before interest and taxes (EV/EBIT). Unlike price to earnings (P/E) ratios, an EV/EBIT multiple incorporates the capital structure of the business. The Fund’s average

EV/EBIT multiple of 6.6x reflects the largest delta of any metric versus the market, showcasing the excess cash in many of our holdings. Cash on our companies’ balance sheets dampens their return on assets (given that cash earns close to zero today) but we believe adds an important element of safety to the overall portfolio.

We added seven new positions to the Fund in the first half of 2017, demonstrating an ability to find value in an expensive market. This was an active period, although most of these new positions started out with a small weighting. At June 30, 2017, the top ten holdings in the Fund represented 45% of assets. The Fund’s portfolio composition resembles a “barbell,” featuring a concentrated group of top positions and a longer tail of diversified holdings for the remainder. We identified several areas of the market where we believed the risk/reward ratio was similar (such as Korean preferred shares and Japanese deep value microcaps). In those areas, we have utilized a “basket” approach to spread our investment over more companies. This structure allows us to put capital to work while waiting for truly great deals. We do not believe we are giving up much return by buying these baskets, and when diversification is free we are happy to partake.

We also exited three positions: Raven Industries Inc. (Raven), Amsterdam Commodities N.V. (Acomo) and Mocon. Raven was added to the Fund in January 2015. It has many of the characteristics we look for in an investment — strong return on capital,niche leadership positions, conservative balance sheet and successful track record. We initiated the position on a pullback in earnings due to the sharp downturn in both the agricultural and oil & gas markets. We added to the weighting as management took hard steps to right-size the business. We exited as the price recovered and the market embedded a much rosier outlook.

Acomo has been in the Fund from the start. It is primarily a spice trading company with a long history (several subsidiaries were founded back in the 1800s) and few comparable peers. Acomo offered stability — we never expected the stock to double or triple, but rather to steadily compound business value. Management delivered on this premise and our return was boosted as the earnings multiple expanded (showcasing the benefits of buying cheaply). These are some of our favorite types of investments, as the market often overlooks the boring or unique.

Finally, Mocon was acquired by Ametek for $30 per share in June. Mocon was also in the Fund since inception, when we purchased our initial position around $16. The company’s permeation segment is by far the dominant leader with ~80% share in a niche market (equipment to measure the amount of gases that penetrate materials such as food packaging). It wasn’t an exciting growth

19

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (continued)

business, but we liked the combination of stable returns and a defensible position. This was the second acquisition of a company in the Fund, following Martha Stewart in 2015.

More than half of current holdings have been part of the Fund since inception. We hope to hold many of these companies for a long time. However, we are constantly adjusting portfolio weightings as price movements impact our estimates of future returns. Most of our trading in the first half of the year was trimming existing positions as prices moved higher, raising our cash position to 12%. Our cash holding is a reflection of our bottom-up investment approach. While we search for new areas to deploy these proceeds, cash serves as a useful option if the inevitable downturn appears.

CONTRIBUTORS/DETRACTORS

Among the three largest contributors to the Fund in the first half were Samsung Electronics Preferred (Samsung), Emeco Holdings 9.875% 2019 Notes (Emeco) and Hargreaves Services plc (Hargreaves). Samsung moved past the Galaxy Note 7 setback to post strong earnings, driven by its components businesses. The company should benefit from a tight memory market and a shift in smartphones to OLED displays, both areas where Samsung has a technology lead and low cost position. An improved shareholder return policy featuring share repurchases was also well received by the market. Samsung is one of the largest companies in the world, yet the share price of the preferred shares has more than doubled in the last 18 months.

We have discussed Hargreaves in previous letters, often in the detractors section. However, it is pleasing to note the recent recovery in the share price as management reoriented the business in the face of a shifting U.K. coal and power market. Despite a deterioration in the core business, our investment was cushioned by Hargreaves’ business model. As a distributor, Hargreaves’ shrinking sales base turned working capital into cash and allowed the company to rapidly reduce debt. The biggest problem area, Hargreaves’ surface mining operations, are now confined to a single mine. Despite being the main culprit of the earnings decline, the mining operation generated a hidden asset —vast land holdings that offer a number of real estate projects with potential returns far higher than Hargreaves’ modest cost basis. The recent approval of the Blindwells development, a large residential housing project outside of Edinburgh, caused a sharp spike in the shares. We continue to be impressed by the management team and their navigation of such a challenging environment.

A special mention is also warranted for our investment in the Emeco bonds, which has been a strong contributor to returns. While we are an equity-focused fund, we took advantage of a unique situation in the high yield market, an option unavailable to many of our competitors. After our initial purchase, we suffered through a markdown on the bonds during the commodity bear market in 2016, as Emeco’s equipment rental model was at the center of the maelstrom. But we felt secure in our senior position in the capital structure, with our bonds covered by Emeco’s assets on the balance sheet. Fast forward to today — activist investors have installed new management, operations have improved and the company moved forward with an ambitious three-way merger with two rental peers. We received both new debt and equity in the combined company, with the new debt covering our cost basis in the old bonds. This means we received the equity upside for free and continue to hold a security paying 9.25% interest until 2022, not bad in an ultra-low rate world. The new bonds trading above par signal much improved prospects ahead.

Our largest detractors were Texhong Textile Group Ltd, America’s Car-Mart Inc. and Reading International, Inc. All three had a negligible impact, due mostly to the normal variation in stock prices. In fact, we only had six positions decrease even a small amount during the first six months of 2017. We are doubtful that feat can be repeated for the rest of the year, but will work hard to match it.

THREE YEARS IN

Past letters have reminded shareholders that random fluctuations influence short-term results. A few quarters or years are not always representative of our investment analysis or execution, as prices can diverge from underlying value for extended periods. For a time, we felt the Fund was responding well below its potential due to headwinds from foreign currency movements and temporary price declines in some of our top holdings.

Currency movements were a drag on performance in the first 18 months. Although many of our holdings employ natural currency hedges, this dynamic was not always immediately recognized by the market. Currency volatility has moderated and we continue to believe that these swings will wash out in the long run.

Also, a confluence of events in a short period caused price declines in some of our top holdings. For example, litigation financer IMF Bentham Ltd. (Bentham) has been a large holding since inception. The company had built up a stellar track record of cases through 2015, losing only 6 cases out of 159 (a 96% success rate). Who could have predicted the company would then lose three major cases in a few short months? Even the best lawyers (or investment managers) get a few wrong, but the market often forecasts such losing streaks to continue indefinitely.

Bentham’s string of case losses remind us of an advanced statistic in baseball called batting average on balls in play (BAPIP), which measures how many hits result when a ball is batted but stays on the field (ignoring strikeouts, walks, homeruns, etc.). Anyone who has played sports recognizes the role luck can play and how luck can seem to concentrate in a few critical plays. Sometimes the batter hits a hard line drive with tremendous velocity but directly to the shortstop for an easy out. The same hit two feet to the left leads to the baseball rolling in the gap for a double. Is this difference of a few feet luck or skill? Over short periods of time, unpredictable bounces can overwhelm skill and make an all-star player look like a minor leaguer. Yet over the long term, BAPIP tends to normalize and reveal a player’s true abilities. The Fund experienced some

20

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (continued)

tough bounces in a short period of time, but we stuck to our investment discipline. We purchased more of Bentham in response, and watched as Bentham’s win percentage subsequently normalized, helping to drive a rapid recovery in Fund performance on both an absolute and relative basis. We finally hit a few line drives in the gap.

Amongst our top contributors over the first three years were Emeco Holdings 9.875% Bonds, Samsung Electronics, Texhong Textile Group, America’s Car-Mart and Retail Holdings. It is an eclectic list — from a subprime auto dealer to a Hong Kong yarn company, and from one of the largest technology companies in the world to a sub-$100m market cap special situation. Such a varied list of contributors validates our wide-ranging approach. While many funds are restricted to investing within narrow bands, we retain flexibility to go anywhere and be different. We feel having such differentiated insight across a range of investment opportunities is key to long-term success. This has proven true in our first three years and we believe it can continue in the future as well.

Amongst the Fund’s top three detractors since inception include Hargreaves, Aggreko Plc, and Nac Co. All share a common element of being exposed to macro forces largely outside of the company’s control which impacted business results. We still hold both Hargreaves and Aggreko, believing there is further room for recovery in both shares. We have taken a permanent loss of capital in only a few positions over the first three years, and most holdings have positive returns versus our cost basis. Avoiding major losses is just as critical as our top contributors. Our record in this area highlights our value discipline and focus on risk-adjusted returns.

The drawdown and subsequent recovery was a good testing ground of our core principles. The true mettle of the Fund’s investment strategy will only show itself on the other side of a market downturn, but we believe our strategy of holding quality businesses at inexpensive prices is sound. Any market pullback would be an opportunity to deploy more capital at better prices. Having gone through our own mini-bear market and recovery in the Fund in only three years, we are confident that sticking to our core philosophy will yield strong long-term results.

CONCLUSION

The current bull market began in March 2009, more than eight years ago. Valuations are expensive across the majority of asset classes, generally a dangerous time for investors. We make no attempt to predict the timing of the next major downturn, but instead emphasize our bottom-up investment process. If the bull market carries on, we will lean on our go-anywhere approach, as we believe it gives us the best possible chance of uncovering the remaining pockets of value. If a downturn occurs, we are well prepared with a collection of high quality businesses and ample cash to take advantage of cheaper prices.

At the three-year mark, we have generated both positive absolute returns and outperformed our benchmark while holding excess cash in the Fund. We believe there remains significant value embedded in the Fund’s portfolio which is only beginning to shine through. Our objective remains to produce attractive risk-adjusted returns over a full market cycle, and we appreciate our shareholders who entrust us with capital in pursuit of this long-term goal.

21

AMG Yacktman Special Opportunities Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Special Opportunities Fund*	MSCI ACWI All Cap Index
Consumer Discretionary	23.9%	12.4%
Industrials	22.5%	11.8%
Information Technology	10.8%	16.5%
Energy	10.5%	5.7%
Financials	10.1%	17.9%
Materials	2.7%	5.6%
Health Care	2.7%	11.2%
Consumer Staples	2.3%	8.7%
Real Estate	1.5%	4.2%
Utilities	0.7%	3.1%
Telecommunication Services	0.0%	2.9%
Other Assets and Liabilities	12.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Emeco Pty, Ltd., Series B, 9.250%, 03/31/22	7.1%
IMF Bentham, Ltd.**	5.3
Samsung Electronics Co., Ltd., 1.440%**	5.1
Computer Services, Inc.**	4.6
America’s Car-Mart, Inc.**	4.5
Retail Holdings N.V.**	4.4
Hargreaves Services PLC**	4.3
Pardee Resources Co., Inc.**	3.8
Ocean Wilsons Holdings, Ltd.	3.7
Texhong Textile Group, Ltd.	3.3

Top Ten as a Group	46.1%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG Yacktman Special Opportunities Fund

Fund Snapshots (continued)

For the six months ended June 30, 2017

NEW EQUITY POSITIONS

Current
New Purchases	Shares Held
Cambria Automobiles PLC	385,000
Dollar General Corp.	2,300
HUB Co., Ltd.	36,000
Maruzen Co., Ltd.	11,000
Trilogy International, Ltd.	315,000
Vertu Motors PLC	400,583

NEW CORPORATE BOND & NOTE POSITIONS

Current
New Purchases	Shares Held
Emeco Pty, Ltd., Series B, 9.250%, 03/31/22	2,020,859
WesternOne, Inc., 6.250%, 06/30/20	335,000

EQUITY PURCHASES & SALES

	Net Shares	Current
Purchases	Purchased	Shares Held
America’s Car-Mart, Inc.	13,500	33,300
Computer Services, Inc.	401	27,940
Daekyo Co., Ltd., 4.910%	6,200	28,200
Emeco Holdings, Ltd.	1,999,019	3,999,604
IMF Bentham, Ltd.	111,958	1,050,470
Interactive Brokers Group, Inc., Class A	1,000	3,500
Marshall Motor Holdings PLC	60,000	210,000
Maxim Power Corp.	47,800	90,000
Nam Lee Pressed Metal Industries, Ltd.	120,000	510,000
Ocean Wilsons Holdings, Ltd.	18,500	77,000
Pardee Resources Co., Inc.	900	6,000
Retail Holdings N.V.	13,650	62,650
Sotsu Co., Ltd.	3,000	17,500
Texhong Textile Group, Ltd.	202,000	750,000

	Net Shares	Current
Sales	Sold	Shares Held
Amsterdam Commodities N.V.	11,000	—
Gruppo MutuiOnline S.P.A.	5,742	26,000
Immunodiagnostic Systems Holdings PLC	76,000	75,000
Lai Sun Development Co., Ltd.	5,500,000	12,000,000
Lamprell PLC	260,586	525,000
Mitani Corp.	4,200	12,800
MOCON, Inc.	29,000	—
Nexen Corp., 1.430%	7,167	11,833
Raven Industries, Inc.	6,000	—
Rocky Mountain Dealerships, Inc.	4,900	28,100
Samsung Electronics Co., Ltd., 1.440%	200	900
Stallergenes Greer PLC	1,985	11,015
Tessi, S.A.	831	1,233
Twenty-First Century Fox, Inc., Class A	3,500	30,000

CORPORATE BOND & NOTE SALES

	Net Shares	Current
Sales	Sold	Shares Held
Emeco Pty, Ltd., 9.875%, 03/15/19	2,500,000	—

23

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 73.2%
Consumer Discretionary - 23.2%
America’s Car-Mart, Inc. (United States)*	33,300	$1,295,370
Automodular Corp. (Canada)*	88,406	167,023
Cambria Automobiles PLC (United Kingdom)	385,000	340,983
Dollar General Corp. (United States)	2,300	165,807
HUB Co., Ltd. (Japan)	36,000	287,744
Marshall Motor Holdings PLC (United Kingdom)	210,000	370,614
Reading International, Inc., Class A (United States)*	24,000	387,120
Retail Holdings N.V. (Curacao)	62,650	1,252,374
Sotsu Co., Ltd. (Japan)	17,500	331,407
Texhong Textile Group, Ltd. (Hong Kong)	750,000	932,547
Twenty-First Century Fox, Inc., Class A (United States)	30,000	850,200
Vertu Motors PLC (United Kingdom)	400,583	253,045
Total Consumer Discretionary		6,634,234
Consumer Staples - 2.3%
Sapporo Clinical Laboratory, Inc. (Japan)	9,000	100,582
Trilogy International, Ltd. (New Zealand)[1]	315,000	565,538
Total Consumer Staples		666,120
Energy - 10.5%
Hargreaves Services PLC (United Kingdom)	278,682	1,220,635
Lamprell PLC (United Arab Emirates)*	525,000	697,465
Pardee Resources Co., Inc. (United States)	6,000	1,080,000
Total Energy		2,998,100
Financials - 9.4%
Gruppo MutuiOnline S.P.A. (Italy)	26,000	354,570
IMF Bentham, Ltd. (Australia)	1,050,470	1,525,735
Interactive Brokers Group, Inc., Class A (United States)	3,500	130,970
Spice Private Equity AG (Switzerland)*	23,500	667,400
Total Financials		2,678,675
Health Care - 2.7%
Immunodiagnostic Systems Holdings PLC (United Kingdom)[1]	75,000	297,937
Stallergenes Greer PLC (United Kingdom)*	11,015	474,674
Total Health Care		772,611
Industrials - 14.8%
Aggreko PLC (United Kingdom)	29,000	347,400

	Shares	Value
Catering International Services (France)	27,891	$651,769
CMI, Ltd. (Australia)	450,000	356,245
Emeco Holdings, Ltd. (Australia)*	3,999,604	322,779
Judges Scientific PLC (United Kingdom)	13,000	306,002
Maruzen Co., Ltd. (Japan)	11,000	146,021
Mitani Corp. (Japan)	12,800	483,248
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	510,000	137,062
Ocean Wilsons Holdings, Ltd. (Bermuda)	77,000	1,050,529
Oliver Corp. (Japan)	7,000	95,782
Rocky Mountain Dealerships, Inc. (Canada)	28,100	215,604
Utoc Corp. (Japan)	33,600	140,739
Total Industrials		4,253,180
Information Technology - 5.4%
Computer Services, Inc. (United States)	27,940	1,313,180
Tessi, S.A. (France)	1,233	224,620
Total Information Technology		1,537,800
Materials - 2.7%
Agro-Kanesho Co., Ltd. (Japan)	10,800	158,385
Master Drilling Group, Ltd. (South Africa)	380,000	442,958
SK Kaken Co., Ltd. (Japan)	2,000	184,219
Total Materials		785,562
Real Estate - 1.5%
Lai Sun Development Co., Ltd. (Hong Kong)	12,000,000	438,121
Utilities - 0.7%
Maxim Power Corp. (Canada)*	90,000	188,772
Total Common Stocks (cost $18,599,430)		20,953,175
Preferred Stocks - 6.7%
Consumer Discretionary - 0.7%
Daekyo Co., Ltd., 4.910% (South Korea)	28,200	125,700
Nexen Corp., 1.430% (South Korea)	11,833	57,709
Total Consumer Discretionary		183,409
Industrials - 0.6%
Daelim Industrial Co., Ltd., 0.970% (South Korea)	2,600	83,980
Sebang Co., Ltd., 2.190% (South Korea)	13,300	94,971
Total Industrials		178,951

The accompanying notes are an integral part of these financial statements.

24

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 5.4%
Daeduck GDS Co., Ltd., 3.450% (South Korea)	10,705	$80,090
Samsung Electronics Co., Ltd., 1.440% (South Korea)	900	1,467,448
Total Information Technology		1,547,538
Total Preferred Stocks (cost $1,276,396)		1,909,898
	Principal Amount
Corporate Bonds and Notes - 7.8%
Financials - 0.7%
WesternOne, Inc., 6.250%, 06/30/20 (Canada)	$335,000	211,829
Industrials - 7.1%
Emeco Pty, Ltd., Series B, 9.250%, 03/31/22 (Australia)	2,020,859	2,038,037
Total Corporate Bonds and Notes (cost $2,187,799)		2,249,866
Short-Term Investments - 12.7%
Repurchase Agreements - 0.6%[2]
BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $6,909 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $7,046)	6,908	6,908

	Principal Amount	Value
Citibank N.A., dated 06/30/17, due 07/03/17, 1.080% total to be received $144,752 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/15/17 - 02/15/47, totaling $147,634)	$144,739	$144,739
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $8,410 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $8,577)	8,409	8,409
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $4,130 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $4,213)	4,130	4,130
Total Repurchase Agreements		164,186

	Shares
Other Investment Companies - 12.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	3,481,429	3,481,429
Total Short-Term Investments (cost $3,645,615)		3,645,615
Total Investments - 100.4% (cost $25,709,240)		28,758,554
Other Assets, less Liabilities - (0.4)%		(126,412)
Net Assets - 100.0%		$28,632,142

The accompanying notes are an integral part of these financial statements.

25

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Fund	$6,010,875,618	$2,732,548,760	$(227,995,115)	$2,504,553,645
AMG Yacktman Focused Fund	3,292,398,454	1,301,524,351	(153,060,375)	1,148,463,976
AMG Yacktman Focused Fund — Security Selection Only	1,207,833	88,480	(27,200)	61,280
AMG Yacktman Special Opportunities Fund	26,034,207	4,461,403	(1,737,056)	2,724,347

*	Non-income producing security.
(a)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Yacktman Fund	$17,131,667	0.2%
AMG Yacktman Focused Fund	3,802,840	0.1%
AMG Yacktman Focused Fund — Security Selection Only	9,568	0.8%
AMG Yacktman Special Opportunities Fund	156,799	0.5%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

26

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index††
Australia	16.9%	2.4%
Austria	0.0%	0.1%
Belgium	0.0%	0.4%
Bermuda	4.2%	0.0%
Brazil	0.0%	0.7%
Canada	3.1%	3.2%
Chile	0.0%	0.1%
China	0.0%	3.0%
Curacao	5.0%	0.0%
Denmark	0.0%	0.6%
Finland	0.0%	0.4%
France	3.5%	3.2%
Germany	0.0%	3.0%
Hong Kong	5.4%	1.2%
India	0.0%	1.1%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.3%
Italy	1.4%	0.8%
Japan	7.7%	8.4%
Malaysia	0.0%	0.3%
Mexico	0.0%	0.4%
Netherlands	0.0%	1.1%
New Zealand	2.2%	0.1%

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index††
Norway	0.0%	0.3%
Philippines	0.0%	0.1%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%
Qatar	0.0%	0.1%
Russia	0.0%	0.3%
Singapore	0.5%	0.5%
South Africa	1.8%	0.7%
South Korea	7.6%	1.8%
Spain	0.0%	1.1%
Sweden	0.0%	1.1%
Switzerland	2.7%	2.6%
Taiwan	0.0%	1.5%
Thailand	0.0%	0.3%
Turkey	0.0%	0.1%
United Arab Emirates	2.8%	0.1%
United Kingdom	14.4%	6.0%
United States	20.8%	51.9%

	100.0%	100.0%

†	As a percentage of long-term investments at June 30, 2017.
††	Unaudited

The accompanying notes are an integral part of these financial statements.

27

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2017: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities

Common Stocks
Consumer Staples	$2,044,531,000	$51,580,809	—	$2,096,111,809
Information Technology	1,338,315,922	—	—	1,338,315,922
Consumer Discretionary	929,581,000	—	—	929,581,000
Health Care	646,338,500	—	—	646,338,500
Financials	511,022,000	—	—	511,022,000
Energy	200,223,000	—	—	200,223,000
Industrials	48,076,000	44,661,567	—	92,737,567
Preferred Stocks†	—	420,997,881	—	420,997,881
Corporate Bonds and Notes††	—	163,161,361	—	163,161,361
Short-Term Investments
Repurchase Agreements	—	17,701,770	—	17,701,770
Other Investment Companies	2,099,238,453	—	—	2,099,238,453

Total Investments in Securities	$7,817,325,875	$698,103,388	—	$8,515,429,263

The accompanying notes are an integral part of these financial statements.

28

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities

Common Stocks
Consumer Staples	$1,089,799,500	$43,320,698	—	$1,133,120,198
Consumer Discretionary	603,059,000	—	—	603,059,000
Information Technology	593,664,292	—	—	593,664,292
Health Care	211,664,000	—	—	211,664,000
Financials	82,442,000	—	—	82,442,000
Energy	79,929,000	—	—	79,929,000
Industrials	—	33,542,044	—	33,542,044
Preferred Stocks†	—	546,658,742	—	546,658,742
Corporate Bonds and Notes††	—	108,867,113	—	108,867,113
Short-Term Investments
Repurchase Agreements	—	3,894,778	—	3,894,778
Other Investment Companies	1,044,021,263	—	—	1,044,021,263

Total Investments in Securities	$3,704,579,055	$736,283,375	—	$4,440,862,430

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund - Security Selection Only
Investments in Securities

Common Stocks
Consumer Staples	$349,965	$14,754	—	$364,719
Information Technology	187,456	21,529	—	208,985
Consumer Discretionary	196,395	—	—	196,395
Health Care	81,166	—	—	81,166
Industrials	—	35,240	—	35,240
Financials	26,783	—	—	26,783
Energy	23,355	—	—	23,355
Preferred Stocks
Information Technology	—	208,218	—	208,218
Consumer Staples	13,818	—	—	13,818
Corporate Bonds and Notes††	—	63,483	—	63,483
Short-Term Investments
Repurchase Agreements	—	9,714	—	9,714
Other Investment Companies	37,237	—	—	37,237

Total Investments in Securities	$916,175	$352,938	—	$1,269,113

The accompanying notes are an integral part of these financial statements.

29

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities

Common Stocks
Consumer Discretionary	$5,701,687	$932,547	—	$6,634,234
Industrials	3,039,990	1,213,190	—	4,253,180
Energy	1,777,465	1,220,635	—	2,998,100
Financials	1,152,940	1,525,735	—	2,678,675
Information Technology	1,537,800	—	—	1,537,800
Materials	442,958	342,604	—	785,562
Health Care	772,611	—	—	772,611
Consumer Staples	565,538	100,582	—	666,120
Real Estate	—	438,121	—	438,121
Utilities	188,772	—	—	188,772
Preferred Stocks
Information Technology	80,090	1,467,448	—	1,547,538
Consumer Discretionary	183,409	—	—	183,409
Industrials	94,971	83,980	—	178,951
Corporate Bonds and Notes††	—	2,249,866	—	2,249,866
Short-Term Investments
Repurchase Agreements	—	164,186	—	164,186
Other Investment Companies	3,481,429	—	—	3,481,429

Total Investments in Securities	$19,019,660	$9,738,894	—	$28,758,554

†	All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed break out of the corporate bonds and notes by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2017, the AMG Yacktman Fund, AMG Yacktman Focused Fund, and AMG Yacktman Focused Fund-Security Selection Only had no transfers between levels from the beginning of the reporting period.

As of June 30, 2017, AMG Yacktman Special Opportunities Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,269,493	$(1,289,400)	$1,289,400	$(1,269,493)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

30

Statement of Assets and Liabilities (unaudited)

June 30, 2017

	AMG Yacktman Fund	AMG Yacktman Focused Fund#	AMG Yacktman Focused Fund - Security Selection Only Fund	AMG Yacktman Special Opportunities Fund
Assets:
Investments at value* (including securities on loan valued at $17,131,667, $3,802,840, $9,568 and $156,799, respectively)	$8,515,429,263	$4,440,862,430	$1,269,113	$28,758,554
Cash	1,147,374	—	—	—
Foreign currency**	—	—	—	21,853
Receivable for Fund shares sold	6,286,179	2,146,485	—	8,173
Receivable for investments sold	1,718,003	5,155,633	—	25,048
Dividends, interest and other receivables	10,030,911	5,137,282	2,595	47,469
Receivable from affiliate	74,594	35,710	3,770	4,840
Prepaid expenses	140,837	87,568	1,643	28,302
Total assets	8,534,827,161	4,453,425,108	1,277,121	28,894,239
Liabilities:
Due to custodian	—	—	7,241	—
Payable upon return of securities loaned	17,701,770	3,894,778	9,714	164,186
Payable for investments purchased	14,176,848	7,133,349	—	—
Payable for Fund shares repurchased	11,743,677	6,861,698	—	—
Accrued expenses:
Investment advisory and management fees	3,010,457	3,182,064	887	46,184
Administrative fees	1,053,147	548,632	153	3,469
Shareholder servicing fees - Class N	—	386,725	—	—
Shareholder servicing fees - Class I	550,323	—	—	229
Professional fees	46,946	33,735	11,394	20,850
Trustees fees and expense	43,983	22,693	11	119
Other	1,474,330	1,092,349	6,239	27,060
Total liabilities	49,801,481	23,156,023	35,639	262,097
Net Assets	$8,485,025,680	$4,430,269,085	$1,241,482	$28,632,142
* Investments at cost	$6,009,063,343	$3,291,635,006	$1,207,833	$25,709,240
** Foreign currency at cost	—	—	—	$21,794

#	Effective February 27, 2017, the Funds’ Class S share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund#	AMG Yacktman Focused Fund - Security Selection Only Fund	AMG Yacktman Special Opportunities Fund
Net Assets Represent:
Paid-in capital	$5,315,885,099	$2,904,563,331	$1,164,330	$24,568,629
Undistributed net investment income	59,429,296	20,244,988	6,351	207,098
Accumulated net realized gain from investments and foreign currency transactions	603,345,365	356,233,342	9,521	807,398
Net unrealized appreciation of investments and foreign currency translations	2,506,365,920	1,149,227,424	61,280	3,049,017
Net Assets	$8,485,025,680	$4,430,269,085	$1,241,482	$28,632,142
Class N:
Net Assets	n/a	$3,340,060,833	$15,102	n/a
Shares outstanding	n/a	155,132,594	1,409	n/a
Net asset value, offering and redemption price per share	n/a	$21.53	$10.72	n/a
Class I:
Net Assets	$8,485,025,680	$1,090,208,252	$1,226,380	$2,882,722
Shares outstanding	366,929,009	50,666,469	114,354	258,852
Net asset value, offering and redemption price per share	$23.12	$21.52	$10.72	$11.14
Class Z:
Net Assets	n/a	n/a	n/a	$25,749,420
Shares outstanding	n/a	n/a	n/a	2,308,145
Net asset value, offering and redemption price per share	n/a	n/a	n/a	$11.16

#	Effective February 27, 2017, the Funds’ Class S share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

32

Statement of Operations (unaudited)

For the six months ended June 30, 2017

	AMG Yacktman Fund	AMG Yacktman Focused Fund#	AMG Yacktman Focused Fund - Security Selection Only Fund##	AMG Yacktman Special Opportunities Fund
Investment Income:
Dividend income	$81,638,213	$43,301,218	$9,512	$439,084 [1]
Securities lending income	38,845	7,463	6	5,492
Interest income	9,576,636	5,543,945	2,310	155,680
Foreign withholding tax	(1,463,603)	(1,942,723)	(298)	(26,696)
Total investment income	89,790,091	46,909,903	11,530	573,560
Expenses:
Investment advisory and management fees	18,368,351	19,576,386	4,172	255,478
Administrative fees	6,427,298	3,375,239	719	19,212
Shareholder servicing fees - Class N	—	2,916,672	—	—
Shareholder servicing fees - Class I	4,365,913	—	—	963
Trustees fees and expenses	403,816	216,987	30	1,064
Custodian fees	296,859	211,253	4,846	7,172
Reports to shareholders	280,504	176,776	1,352	5,498
Professional fees	274,170	156,017	11,406	16,833
Transfer agent fees	193,715	130,894	63	438
Registration fees	74,752	46,979	209	16,927
Miscellaneous	104,028	65,043	172	657
Total expenses before offsets	30,789,406	26,872,246	22,969	324,242
Fee waivers	(428,611)	(207,331)	—	—
Expense reimbursements	—	—	(17,790)	(33,218)
Net expenses	30,360,795	26,664,915	5,179	291,024
Net investment income	59,429,296	20,244,988	6,351	282,536
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	448,414,972	262,308,509	11,039	915,536
Net realized gain (loss) on foreign currency transactions	209,058	359,354	(1,518)	(8,660)
Net change in unrealized appreciation of investments	165,085,712	127,533,847	61,280	3,191,476
Net change in unrealized appreciation on foreign currency translations	—	—	—	144
Net realized and unrealized gain	613,709,742	390,201,710	70,801	4,098,496
Net increase in net assets resulting from operations	$673,139,038	$410,446,698	$77,152	$4,381,032

#	Effective February 27, 2017, the Funds’ Class S share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
##	Commencement of operations was January 30, 2017.
[1]	Includes non-recurring dividends of $57,500.

The accompanying notes are an integral part of these financial statements.

33

Statements of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Yacktman Fund		AMG Yacktman Focused Fund
	2017	2016##	2017#	2016##
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$59,429,296	$131,418,087	$20,244,988	$48,568,488
Net realized gain on investments and foreign currency transactions	448,624,030	544,335,369	262,667,863	356,596,227
Net change in unrealized appreciation of investments and foreign currency translations	165,085,712	242,782,534	127,533,847	121,106,280
Net increase in net assets resulting from operations	673,139,038	918,535,990	410,446,698	526,270,995
Distributions to Shareholders:
From net investment income:
Class N	—	—	—	(48,706,189)
Class l	—	(151,070,259)	—	(17,183,317)
From net realized gain on investments:
Class N	—	—	—	(325,156,552)
Class l	—	(530,811,366)	—	(101,407,185)
Total distributions to shareholders	—	(681,881,625)	—	(492,453,243)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(715,277,657)	(646,097,575)	(511,285,501)	(877,375,268)
Total decrease in net assets	(42,138,619)	(409,443,210)	(100,838,803)	(843,557,516)
Net Assets:
Beginning of period	8,527,164,299	8,936,607,509	4,531,107,888	5,374,665,404
End of period	$8,485,025,680	$8,527,164,299	$4,430,269,085	$4,531,107,888
End of period undistributed net investment income	$59,429,296	—	$20,244,988	—

#	Effective February 27, 2017, the Funds’ Class S share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
##	Effective October 1, 2016, the Funds’ share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets (continued)

For the period ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	AMG Yacktman Focused Fund - Security Selection Only Fund	AMG Yacktman Special Opportunities Fund
	2017#	2017	2016##
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$6,351	$282,536	$443,628
Net realized gain (loss) on investments and foreign currency transactions	9,521	906,876	(30,791)
Net change in unrealized appreciation of investments and foreign currency translations	61,280	3,191,620	3,990,543
Net increase in net assets resulting from operations	77,152	4,381,032	4,403,380
Distributions to Shareholders:
From net investment income:
Class l	—	—	(13,298)
Class Z	—	—	(446,336)
From paid-in capital:
Class l	—	—	(7 080)
Class Z	—	—	(237,650)
Total distributions to shareholders	—	—	(704,364)
Capital Share Transactions:[1]
Net increase from capital share transactions	1,164,330	2,032,122	1,260,095
Total increase in net assets	1,241,482	6,413,154	4,959,111
Net Assets:
Beginning of period	—	22,218,988	17,259,877
End of period	$1,241,482	$28,632,142	$22,218,988
End of period undistributed (accumulated) net investment income (loss)	$6,351	$207,098	$(75,438)

#	Commencement of operations was January 30, 2017.
##	Effective October 1, 2016, the Fund’s share classes were renamed or redesignated as described in Note 1 of the Notes to Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

35

AMG Yacktman Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the years ended December 31,
Class l	(unaudited)	2016##	2015	2014	2013	2012†
Net Asset Value, Beginning of Period	$21.39	$20.87	$25.12	$23.54	$19.12	$17.51
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.16	0.33	0.31	0.26	0.23	0.26
Net realized and unrealized gain (loss) on investments	1.57	2.03	(1.71)	2.43	5.07	1.73
Total income (loss) from investment operations	1.73	2.36	(1.40)	2.69	5.30	1.99
Distributions to Shareholders from:
Net investment income	—	(0.41)	(0.34)	(0.27)	(0.21)	(0.25)
Net realized gain on investments	—	(1.43)	(2.51)	(0.84)	(0.67)	(0.13)
Total distributions to shareholders	—	(1.84)	(2.85)	(1.11)	(0.88)	(0.38)
Net Asset Value, End of Period	$23.12	$21.39	$20.87	$25.12	$23.54	$19.12
Total Return[2]	8.09%[8]	11.20%	(5.63)%	11.33%	27.74%	11.47%
Ratio of net expenses to average net assets	0.71%[9]	0.71%	0.71%	0.71%	0.74%[4]	0.76%[5]
Ratio of gross expenses to average net assets[3]	0.72%[9]	0.72%	0.72%	0.71%	0.75%[4]	0.76%[5]
Ratio of net investment income to average net assets[2]	1.39%[9]	1.51%	1.29%	1.08%	1.05%[4]	1.41%[5]
Portfolio turnover	1%[8]	4%	2%	9%	17%	7%
Net assets at end of period (000’s omitted)	$8,485,026	$8,527,164	$8,936,608	$14,217,017	$13,931,446	$8,670,983

36

AMG Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the years ended December 31,
Class N	(unaudited)###	2016##	2015	2014	2013	2012†
Net Asset Value, Beginning of Period	$19.69	$19.77	$25.88	$25.15	$20.52	$18.78
Income from Investment Operations:
Net investment income[1,2]	0.09	0.19	0.22	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	1.75	2.05	(1.51)	2.54	5.39	1.79
Total income (loss) from investment operations	1.84	2.24	(1.29)	2.71	5.54	1.97
Distributions to Shareholders from:
Net investment income	—	(0.30)	(0.24)	(0.18)	(0.14)	(0.16)
Net realized gain on investments	—	(2.02)	(4.58)	(1.80)	(0.77)	(0.07)
Total distributions to shareholders	—	(2.32)	(4.82)	(1.98)	(0.91)	(0.23)
Net Asset Value, End of Period	$21.53	$19.69	$19.77	$25.88	$25.15	$20.52
Total Return[2]	9.34%[8]	11.29%	(5.08)%	10.67%	27.01%	10.57%
Ratio of net expenses to average net assets	1.23%[9]	1.23%	1.22%	1.22%	1.25%[6]	1.25%[7]
Ratio of gross expenses to average net assets[3]	1.24%[9]	1.24%	1.22%	1.23%	1.26%[6]	1.26%[7]
Ratio of net investment income to average net assets[2]	0.86%[9]	0.94%	0.86%	0.65%	0.62%[6]	0.90%[7]
Portfolio turnover	1%[8]	4%	6%	16%	17%	3%
Net assets at end of period (000’s omitted)	$3,339,729	$3,479,880	$4,062,291	$7,847,093	$8,630,019	$6,603,059

	For the six months ended June 30, 2017	For the years ended December 31,				For the period ended December 31,
Class l	(unaudited)	2016##	2015	2014	2013	2012*
Net Asset Value, Beginning of Period	$19.66	$19.75	$25.88	$25.15	$20.52	$19.46
Income from Investment Operations:
Net investment income[1,2]	0.11	0.23	0.26	0.21	0.19	0.08
Net realized and unrealized gain (loss) on investments	1.75	2.04	(1.50)	2.56	5.39	1.13
Total income (loss) from investment operations	1.86	2.27	(1.24)	2.77	5.58	1.21
Distributions to Shareholders from:
Net investment income	—	(0.34)	(0.30)	(0.23)	(0.18)	(0.11)
Net realized gain on investments	—	(2.02)	(4.59)	(1.81)	(0.77)	(0.04)
Total distributions to shareholders	—	(2.36)	(4.89)	(2.04)	(0.95)	(0.15)
Net Asset Value, End of Period	$21.52	$19.66	$19.75	$25.88	$25.15	$20.52
Total Return[2]	9.46%[8]	11.46%	(4.89)%	10.88%	27.19%	6.22%[8]
Ratio of net expenses to average net assets	1.06%[9]	1.05%	1.05%	1.05%	1.08%[6]	1.08%[7,9]
Ratio of gross expenses to average net assets[3]	1.07%[9]	1.06%	1.05%	1.06%	1.09%[6]	1.08%[7,9]
Ratio of net investment income to average net assets[2]	1.03%[9]	1.11%	1.03%	0.82%	0.78%[6]	0.91%[7,9]
Portfolio turnover	1%[8]	4%	6%	16%	17%	3%[8]
Net assets at end of period (000’s omitted)	$1,090,208	$1,051,228	$1,312,374	$3,414,602	$3,301,204	$712,316

37

AMG Yacktman Focused Fund - Security Selection Only

Financial Highlights

For a share outstanding throughout each period

Class N	For the period ended June 30, 2017 (unaudited)**
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized gain on investments	0.66
Total income from investment operations	0.72
Net Asset Value, End of Period	$10.72
Total Return[2]	7.20%[8]
Ratio of net expenses to average net assets	1.08%[9]
Ratio of gross expenses to average net assets[3]	4.79%[9]
Ratio of net investment income to average net assets[2]	1.32%[9]
Portfolio turnover	9%[8]
Net assets at end of period (000’s omitted)	$15

Class I	For the period ended June 30, 2017 (unaudited)**
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized gain on investments	0.66
Total income from investment operations	0.72
Net Asset Value, End of Period	$10.72
Total Return[2]	7.20%[8]
Ratio of net expenses to average net assets	1.08%[9]
Ratio of gross expenses to average net assets[3]	4.79%[9]
Ratio of net investment income to average net assets[2]	1.32%[9]
Portfolio turnover	9%[8]
Net assets at end of period (000’s omitted)	$1,226

38

AMG Yacktman Special Opportunities Fund

Financial Highlights

For a share outstanding throughout each period

Class I	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016##	For the period ended December 31, 2015***
Net Asset Value, Beginning of Period	$9.37	$7.75	$9.40
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11 [10]	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.66	1.75	(1.49)
Total income (loss) from investment operations	1.77	1.93	(1.29)
Distributions to Shareholders from:
Net investment income	—	(0.20)	(0.23)
Net realized gain on investments	—	—	(0.13)
Paid-in capital	—	(0.11)	—
Total distributions to shareholders	—	(0.31)	(0.36)
Net Asset Value, End of Period	$11.14	$9.37	$7.75
Total Return[2]	18.89%[8]	24.88%[11]	(13.77)%[8,11]
Ratio of net expenses to average net assets	2.05%[9,12]	1.90%[13]	1.27%[9,14]
Ratio of gross expenses to average net assets[3]	2.31%[9,12]	2.29%[13]	1.88%[9,14]
Ratio of net investment income to average net assets[2]	2.11%[9,12]	2.08%[13]	3.40%[9,14]
Portfolio turnover	24%[8]	29%	30%[8]
Net assets at end of period (000’s omitted)	$2,883	$700	$83

	For the six months ended June 30, 2017 (unaudited)	For the years ended December 31,		For the period ended December 31, 2014****
Class Z		2016##	2015
Net Asset Value, Beginning of Period	$9.38	$7.75	$9.45	$10.00
Income (Loss) from Investment Operations:
Net investment Income (loss)[1,2]	0.11 [10]	0.20	0.22	(0.00)#
Net realized and unrealized gain (loss) on investments	1.67	1.74	(1.56)	(0.54)
Total income (loss) from investment operations	1.78	1.94	(1.34)	(0.54)
Distributions to Shareholders from:
Net investment income	—	(0.20)	(0.23)	(0.01)
Net realized gain on investments	—	—	(0.13)	—
Paid-in capital		(0.11)
Total distributions to shareholders	—	(0.31)	(0.36)	(0.01)
Net Asset Value, End of Period	$11.16	$9.38	$7.75	$9.45
Total Return[2]	18.98%[8]	25.05%	(14.22)%[11]	(5.39)%[8]
Ratio of net expenses to average net assets	1.95%[9,12]	1.63%[13]	1.24%[14]	1.65%[9]
Ratio of gross expenses to average net assets[3]	2.21%[9,12]	2.01%[13]	1.74%[14]	2.60%[9]
Ratio of net investment income (loss) to average net assets[2]	2.21%[9,12]	2.34%[13]	2.47%[14]	(0.04)%[9]
Portfolio turnover	24%[8]	29%	30%	7%[8]
Net assets at end of period (000’s omitted)	$25,749	$21,519	$17,177	$17,545

39

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $(0.01) per share or (0.01)%.
##	Effective October 1, 2016, the Service Class of Yacktman Fund was renamed Class I, the Service Class and Institutional Class of Yacktman Focused Fund were renamed Class S and Class I, respectively, and the Service Class and Institutional Class of Yacktman Special Opportunities Fund were renamed Class I and Class Z, respectively.
###	Effective February 27, 2017, Class S of Yacktman Focused Fund was renamed Class N.
†	At the start of business June 29, 2012, the Yacktman Fund and Yacktman Focused Fund were re-organized into respective funds of the AMG Funds.
*	Commencement of operations was on June 24, 2012.
**	Commencement of operations was on January 30, 2017.
***	Commencement of operations was on July 1, 2015.
****	Commencement of operations was on June 30, 2014.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement, fee waiver and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[5]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.017% of average net assets for the Class N and Class I, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.006% of average net assets for the Class N and Class I, respectively.
[8]	Not annualized.
[9]	Annualized.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.09 for AMG Yacktman Special Opportunities Fund’s Class I and Class Z, respectively.
[11]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[12]	Includes a performance adjustment amounting to (0.31)% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[13]	Includes a performance adjustment amounting to (0.02)% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[14]	Includes a performance adjustment amounting to (0.42)% of average daily net assets. (See Note 2 of Notes to Financial Statements).

40

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Focused Fund—Security Selection Only (“Yacktman Focused Selection Only”) and AMG Yacktman Special Opportunities (“Yacktman Special Opportunities”), each a “Fund” and collectively the “Funds.”

Yacktman Focused Selection Only’s commencement of operations was on January 30, 2017.

Yacktman Fund has established three classes of shares: Investor Class, Service Class and Institutional Class, which, effective October 1, 2016 were renamed Class N, Class I and Class Z, respectively. Currently, Yacktman Fund offers only Class I shares. Yacktman Focused has established three classes of shares: Investor Class, Service Class and Institutional Class, which, effective October 1, 2016 were renamed Class N, Class S and Class I, respectively. Effective February 27, 2017, Class S was renamed Class N. Currently, Yacktman Focused offers Class N shares and Class I shares. Yacktman Focused Selection Only has established two classes of shares: Class N and Class I. Yacktman Special Opportunities has established three classes of shares: Investor Class, Service Class and Institutional Class, which, effective October 1, 2016, were renamed Class N, Class I and Class Z, respectively. Yacktman Special Opportunities currently offers Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Focused Selection Only, and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and AMG Funds LLC (the “Investment Manager”) the Pricing Committee, which is comprised of representatives from the Investment Manager are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or

41

Notes to Financial Statements (continued)

relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to redesignation of dividends paid by the Funds. Temporary differences are due to wash sale loss deferrals.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it

42

Notes to Financial Statements (continued)

invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2017, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of these securities in accordance with the Funds’ policy on investment valuation. The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2017, Yacktman Fund and Yacktman Focused had redemption fees amounting to $54,828 and $52,088, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	—	—	—	—	6,351,381	$133,134,611	19,051,312	$391,663,441
Reinvestment of dividends and distributions	—	—	—	—	—	—	18,524,482	366,784,746
Cost of shares repurchased	—	—	—	—	(27,951,068)	(586,439,234)	(66,271,725)	(1,362,455,866)

Net decrease	—	—	—	—	(21,599,687)	$(453,304,623)	(28,695,931)	$(604,007,679)

Class I:
Proceeds from sale of shares	20,873,195	$470,774,583	45,044,689	$976,295,059	5,759,627	$120,761,213	11,307,426	$228,537,114
Reinvestment of dividends and distributions	—	—	29,074,070	626,836,953	—	—	3,913,673	77,373,312
Cost of shares repurchased	(52,558,513)	(1,186,052,240)	(103,628,124)	(2,249,230,663)	(8,559,189)	(178,742,091)	(28,201,506)	(579,278,015)
Capital Contribution	—	—	—	1,076	—	—	—	—

Net decrease	(31,685,318)	$(715,277,657)	(29,509,365)	$(646,097,575)	(2,799,562)	$(57,980,878)	(12,980,407)	$(273,367,589)

	Yacktman Focused Selection Only		Yacktman Special Opportunities
	2017		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,409	$14,331	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net increase	1,409	$14,331	—	—	—	—

Class I:
Proceeds from sale of shares	114,364	$1,150,100	196,913	$2,023,092	67,650	$571,616
Reinvestment of dividends and distributions	—	—	—	—	2,196	20,378
Cost of shares repurchased	(10)	(101)	(12,765)	(135,982)	(5,803)	(54,081)

Net increase	114,354	$1,149,999	184,148	$1,887,110	64,043	$537,913

43

Notes to Financial Statements (continued)

	Yacktman Focused Selection Only		Yacktman Special Opportunities
	2017		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	—	—	13,985	$145,012	4,246	$40,039
Reinvestment of dividends and distributions	—	—	—	—	73,428	682 143
Cost of shares repurchased	—	—	—	—	—	—

Net increase	—	—	13,985	$145,012	77,674	$722,182

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Fund - three collectively own 58%; Yacktman Focused - two collectively own 54%; Yacktman Focused Selection Only - two collectively own 99%; Yacktman Special Opportunities - four collectively own 78%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Focused Selection Only and Yacktman Special Opportunities were $17,701,770, $3,894,778, $9,714 and $164,186, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

44

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Yacktman Fund on the first $500 million	0.52%
on the next $500 million	0.47%
on the balance over $1 billion	0.42%
Yacktman Focused	0.87%
Yacktman Focused Selection Only	0.87%

Prior to October 1, 2016, the annual rate for the investment management fees was 0.65% on the first $500 million, 0.60% on the next $500 million and 0.55% on the balance over $1 billion for Yacktman Fund and 1.00% for Yacktman Focused, based on each Fund’s respective average daily net assets.

Yacktman Special Opportunities has a performance-based fee structure that consists of a base fee and a performance adjustment (“Performance Adjustment”). Effective October 1, 2016, the Fund pays a monthly base investment management fee to the Investment Manager at an annual rate of

1.37% of the Fund’s average daily net assets for the month. Prior to October 1, 2016, the annual rate for the monthly base investment management fee was 1.50%. This monthly fee was increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2017, the Performance Adjustment increased management fee by a net amount of $80,005, resulting in the Fund paying the Investment Manager at an effective rate of 1.68%.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Yacktman Focused Class N to 1.25% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Yacktman Focused Selection Only to 1.08% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive investment management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, administrative fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short, and extraordinary expenses) of Yacktman Special Opportunities to an annual rate of 0.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from Yacktman Focused, Yacktman Focused Selection Only, and Yacktman Special Opportunities, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. As of June 30, 2017, Yacktman Focused had no reimbursement available for repayment.

At June 30, 2017, the Funds’ expiration of recoupment are as follows:

Expiration Period	Yacktman Special Opportunities	Yacktman Focused Selection Only
Less than 1 year*	$109,016	—
Within 2 years	81,594	—
Within 3 years	76,584	$17,790

Total Amount Subject To Recoupment	$267,194	$17,790

*	A portion of this represents the expiration amount through the year ending December 31, 2017 of $72,757 for Yacktman Special Opportunities.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan U.S. Government Money Market Fund, Capital Shares. For the six months ended June 30, 2017, the investment management fee for Yacktman Fund and Yacktman Focused was reduced by $428,611 and $207,331, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net

45

Notes to Financial Statements (continued)

assets for this service. Prior to October 1, 2016, the Funds (except Yacktman Focused Selection Only) paid an administration fee under a similar contract at an annual rate of 0.03% of each Fund’s average net assets for the first $300 million of assets under management, 0.025% for the next $200 million and 0.02% on amounts in excess of $500 million.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Yacktman Fund Class I shares, Yacktman Focused Class N shares, Yacktman Focused Selection Only Class N shares and Yacktman Special Opportunities Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Yacktman Fund
Class I	0.20%	0.10%
Yacktman Focused
Class N	0.20%	0.19%
Yacktman Focused Selection Only
Class N	0.20%	0.00%
Yacktman Special Opportunities
Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Yacktman Fund lent varying amounts not exceeding $22,802,753 for three days earning interest of $1,304; Yacktman Focused lent varying amounts not exceeding $4,187,214 for nine days earning interest of $565; and Yacktman Special Opportunities lent varying amounts not exceeding $1,020,894 for six days earning interest of $145. The interest amount is included in the Statement of Operations as interest income. For the period ended June 30, 2017, Yacktman Focused Selection Only neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Yacktman Fund	$65,488,932	$1,098,580,718
Yacktman Focused	34,431,862	674,907,037
Yacktman Focused - Selection Only	1,232,013	82,199
Yacktman Special Opportunities	6,186,479	5,848,986

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears

46

Notes to Financial Statements (continued)

the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of the securities loaned and cash collateral received, were as follows.

Funds	Securities Loaned	Cash Collateral Received
Yacktman Fund	$17,131,667	$17,701,770
Yacktman Focused	3,802,840	3,894,778
Yacktman Focused Selection Only	9,568	9,714
Yacktman Special Opportunities	156,799	164,186

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Yacktman Fund
BNP Paribas S.A.	$567,904	$567,904	—	—
Cantor Fitzgerald Securities, Inc.	4,204,296	4,204,296	—	—
Daiwa Capital Markets America	4,204,296	4,204,296	—	—
HSBC Securities USA, Inc.	691,265	691,265	—	—
Jefferies LLC	339,518	339,518	—	—
Nomura Securities International, Inc.	3,490,191	3,490,191	—	—
State of Wisconsin Investment Board	4,204,300	4,204,300	—	—

Totals	$17,701,770	$17,701,770	—	—

Yacktman Focused
BNP Paribas S.A.	$121,797	$121,797	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
HSBC Securities USA, Inc.	148,254	148,254	—	—
Jefferies LLC	72,816	72,816	—	—
Nomura Securities International, Inc.	551,911	551,911	—	—
State of Wisconsin Investment Board	1,000,000	1,000,000	—	—

Totals	$3,894,778	$3,894,778	—	—

47

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Yacktman Focused Selection Only
Cantor Fitzgerald Securities, Inc.	$8,961	$8,961	—	—
HSBC Securities USA, Inc.	497	497	—	—
Jefferies LLC	256	256	—	—

Totals	$9,714	$9,714	—	—

Yacktman Special Opportunities
BNP Paribas S.A.	$6,908	$6,908	—	—
Citibank N.A.	144,739	144,739	—	—
HSBC Securities USA, Inc.	8,409	8,409	—	—
Jefferies LLC	4,130	4,130	—	—

Totals	$164,186	$164,186	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

48

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017.

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund and Class N shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

49

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, above, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also noted that Class N shares of the Fund ranked in the second quintile relative to its Peer Group for the 3-year period and in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class I shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was below, at, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also noted that Class I shares of the Fund ranked at the cusp of the top half relative to its Peer Group for the 3-year period and in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2017 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2017 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the second quintile relative to its Peer Group since inception. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to

50

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund and Class N shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy, diversification and dispersion between the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the advisory and subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Class N shares. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/ reimbursements) as of March 31, 2017 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

51

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

52

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Funds’ proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR071-0617	www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2017

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX    |    Class I: TQEIX    |    Class Z: TQEZX

www.amgfunds.com	SAR083-0617

AMG Funds

Semi-Annual Report—June 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	11
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	12
Detail of changes in net assets for the past two periods

Financial Highlights	13
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	15
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2017	Expense Ratio for the Period	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*
AMG TimesSquare Emerging Markets Small Cap Fund
Class N**
Based on Actual Fund Return	1.50%	$1,000	$1,050	$5.22
Hypothetical (5% return before expenses)	1.50%	$1,000	$1,017	$7.50

Class I
Based on Actual Fund Return	1.25%	$1,000	$1,144	$6.65
Hypothetical (5% return before expenses)	1.25%	$1,000	$1,019	$6.26

Class Z
Based on Actual Fund Return	1.25%	$1,000	$1,144	$6.65
Hypothetical (5% return before expenses)	1.25%	$1,000	$1,019	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Commenced operations on February 27, 2017, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (124), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2017

The table below shows the average annual total returns for the periods indicated for the AMG TimesSquare Emerging Markets Small Cap Fund, as well as the MSCI Emerging Markets Small Cap Index for the same time periods ended June 30, 2017.

Average Annual Total Retuns[1]	Six Months*	Since Inception	Inception Date
AMG TimesSquare Emerging Markets Small Cap Fund [2,3,4,5,6,7,8,9]
Class N	—	5.03%	02/24/17
Class I	14.43%	15.00%	12/14/16
Class Z	14.43%	15.00%	12/14/16

MSCI Emerging Markets Small Cap Index[10]	15.99%	15.31%	12/14/16	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2017. All returns are in U.S. dollars ($).
[2]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[3]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets. Such risks may be magnified for securities in frontier emerging markets. Such risks may be magnified for securities in frontier emerging markets
[4]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[5]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[6]	Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[7]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[8]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[9]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.
[10]	The MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG TimesSquare Emerging Markets Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Emerging Markets Small Cap Fund*	MSCI Emerging Markets Small Cap Index
Financials	21.5%	9.2%
Information Technology	18.9%	17.1%
Consumer Discretionary	17.6%	16.7%
Industrials	9.7%	15.1%
Consumer Staples	9.6%	6.7%
Health Care	5.9%	8.1%
Materials	3.8%	11.2%
Real Estate	2.9%	9.0%
Exchange Traded Funds	2.7%	0.0%
Telecommunication Services	1.7%	0.9%
Energy	1.1%	2.1%
Utilities	0.0%	3.9%
Other Assets and Liabilities	4.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Chroma ATE, Inc.	2.3%
Koh Young Technology, Inc.**	2.2
Dewan Housing Finance Corp., Ltd.	2.1
Bank Tabungan Negara Persero Tbk PT	2.1
Media Nusantara Citra Tbk PT**	2.1
AviChina Industry & Technology Co., Ltd.**	2.0
WONIK IPS CO., Ltd.	2.0
Mytilineos Holdings, S.A.	2.0
PAX Global Technology, Ltd.**	2.0
Banregio Grupo Financiero SAB de CV	1.8

Top Ten as a Group	20.6%

**	Top Ten Holdings as of December 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2017

	Shares	Value
Common Stocks - 91.3%
Consumer Discretionary - 17.6%
China Maple Leaf Educational Systems, Ltd. (China)	78,000	$63,721
CJ E&M Corp. (South Korea)	1,100	72,912
Eclat Textile Co., Ltd. (Taiwan)	6,400	77,867
Forus, S.A. (Chile)	16,000	56,159
Fourlis Holdings, S.A. (Greece)*	9,000	60,340
IMAX China Holding, Inc. (Hong Kong)* (a)	28,000	85,880
Innocean Worldwide, Inc. (South Korea)	1,200	66,976
Loen Entertainment, Inc. (South Korea)	1,300	99,305
Mando Corp. (South Korea)	300	67,564
Media Nusantara Citra Tbk PT (Indonesia)	880,000	121,315
Mr Price Group, Ltd. (South Africa)	6,300	75,107
Plan B Media PCL (Thailand)	260,000	43,582
Ser Educacional, S.A. (Brazil)(a)	11,500	83,345
Total Consumer Discretionary		974,073
Consumer Staples - 9.4%
Adecoagro, S.A. (Argentina)*	7,000	69,930
Alicorp SAA (Peru)	27,000	67,697
Cia Cervecerias Unidas, S.A. (Chile)	4,200	55,250
Grupo Lala SAB de CV (Mexico)[1]	42,000	76,994
Juhayna Food Industries (Egypt)*	130,000	56,032
Lenta, Ltd., GDR (Russia)*	11,000	63,910
Masan Group Corp. (Vietnam)	28,000	51,735
Puregold Price Club, Inc. (Philippines)	86,000	75,927
Total Consumer Staples		517,475
Energy - 1.1%
Motor Oil Hellas Corinth Refineries, S.A. (Greece)	2,700	58,772
Financials - 20.3%
Alior Bank, S.A. (Poland)*	5,000	83,293
Banca Transilvania, S.A. (Romania)*	90,000	60,546
Bank Tabungan Negara Persero Tbk PT (Indonesia)	580,000	113,290
Banregio Grupo Financiero SAB de CV (Mexico)	16,000	101,384
City Union Bank, Ltd. (India)	25,000	68,372
Dewan Housing Finance Corp., Ltd. (India)	17,000	114,949
Grupo Supervielle, S.A., Sponsored ADR (Argentina)	3,200	57,856
Intercorp Financial Services, Inc. (Peru)	2,200	74,800
Itau CorpBanca (Chile)	6,600,000	58,819
KRUK, S.A. (Poland)	1,000	83,095

	Shares	Value
Security Bank Corp. (Philippines)	21,000	$90,303
Shriram Transport Finance Co., Ltd. (India)	3,500	54,074
Srisawad Power 1979 PCL (Thailand)	63,440	93,751
TBC Bank Group PLC (Greece)	3,100	63,956
Total Financials		1,118,488
Health Care - 5.9%
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)	45,000	55,379
i-SENS, Inc. (South Korea)	3,000	72,073
Life Healthcare Group Holdings, Ltd. (South Africa)	34,896	68,360
Qualicorp, S.A. (Brazil)	8,500	74,021
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	140,000	58,607
Total Health Care		328,440
Industrials - 9.7%
AirAsia BHD (Malaysia)	85,000	64,350
AKR Corporindo Tbk PT (Indonesia)	125,000	61,199
Ashok Leyland, Ltd. (India)	40,000	58,034
AviChina Industry & Technology Co., Ltd. (China)	190,000	111,448
DMCI Holdings, Inc. (Philippines)	260,000	72,652
Hanwha Techwin Co., Ltd. (South Korea)*	1,400	54,433
Mytilineos Holdings, S.A. (Greece)*	12,000	113,210
Total Industrials		535,326
Information Technology - 18.9%
Chicony Electronics Co., Ltd. (Taiwan)	25,000	63,330
Chroma ATE, Inc. (Taiwan)	39,000	125,636
Ennoconn Corp. (Taiwan)	8,000	101,278
Kingsoft Corp., Ltd. (China)	30,000	78,094
Koh Young Technology, Inc. (South Korea)	2,200	115,391
Linx, S.A. (Brazil)	10,400	54,623
PAX Global Technology, Ltd. (Hong Kong)	173,000	111,062
Sinbon Electronics Co., Ltd. (Taiwan)	39,000	92,059
Tongda Group Holdings, Ltd. (Hong Kong)	218,800	65,277
Vakrangee, Ltd. (India)	7,000	46,635
Viatron Technologies, Inc. (South Korea)	3,400	73,530
Weibo Corp., Sponsored ADR (China)*	60	3,988
WONIK IPS Co., Ltd. (South Korea)*	4,300	111,387
Total Information Technology		1,042,290
Materials - 3.8%
CEMEX Latam Holdings, S.A. (Colombia)*	16,000	61,323
Duratex, S.A. (Brazil)	27,000	66,096

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.8% (continued)
Greatview Aseptic Packaging Co., Ltd. (China)	130,000	$81,087
Total Materials		208,506
Real Estate - 2.9%
BR Properties, S.A. (Brazil)	15,000	40,795
Grivalia Properties REIC AE, REIT (Greece)	5,300	55,389
The Phoenix Mills, Ltd. (India)	9,000	62,716
Total Real Estate		158,900
Telecommunication Services - 1.7%
Telecom Argentina, S.A., Sponsored ADR (Argentina)	2,100	53,214
Thaicom PCL (Thailand)	90,000	42,629
Total Telecommunication Services		95,843
Total Common Stocks (cost $4,578,507)		5,038,113
Preferred Stocks - 1.2%
Financials - 1.2%
Banco Davivienda, S.A., Preference	6,000	65,917
Total Preferred Stocks (cost $59,687)		65,917
Exchange Traded Funds - 2.7%
iShares MSCI India ETF (United States)	2,500	80,250
WisdomTree India Earnings Fund ETF (United States)[1]	2,800	68,628
Total Exchange Traded Funds (cost $123,549)		148,878
Warrants - 0.2%
Consumer Staples - 0.2%
Masan Group Corp., (Netherlands) (cost $14,082)	7,000	12,880

	Principal Amount	Value
Short-Term Investments - 6.4%
Repurchase Agreements - 1.0%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $52,102 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $53,139)	$52,097	$52,097
HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.120% total to be received $2,892 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $2,950)	2,892	2,892
Jefferies LLC, dated 06/30/17, due 07/03/17, 1.210% total to be received $1,487 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $1,517)	1,487	1,487
Total Repurchase Agreements		56,476

	Shares
Other Investment Companies - 5.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[3]	298,152	298,152
Total Short-Term Investments (cost $354,628)		354,628
Total Investments - 101.8% (cost $5,130,453)		5,620,416
Other Assets, less Liabilities - (1.8)%		(100,520)
Net Assets - 100.0%		$5,519,896

The accompanying notes are an integral part of these financial statements.

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $5,134,266 for federal income tax purposes at June 30,2017, the aggregate gross unrealized appreciation and depreciation were $624,093 and $137,943, respectively, resulting in net unrealized appreciation of investments of $486,150.

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2017, the value of these securities amounted to $169,225, or 3.1% of net assets.
[1]	Some or all of these securities, amounting to a market value of $55,131, or 1.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG TimesSquare Emerging Markets Small Cap Fund†	MSCI Emerging Markets Small Cap Index
Argentina	3.4%	0.0%
Brazil	6.1%	4.5%
Chile	3.2%	1.1%
China	8.6%	20.4%
Colombia	2.4%	0.4%
Czech Republic	0.0%	0.1%
Egypt	1.1%	0.4%
Greece	6.7%	0.8%
Hong Kong	5.0%	0.0%
Hungary	0.0%	0.1%
India	7.7%	13.9%
Indonesia	5.6%	2.4%
Malaysia	1.2%	3.3%
Mexico	3.4%	3.1%
Netherlands	0.3%	0.0%
Pakistan	0.0%	1.0%

Country	AMG TimesSquare Emerging Markets Small Cap Fund†	MSCI Emerging Markets Small Cap Index
Peru	2.7%	0.1%
Philippines	4.5%	1.1%
Poland	3.2%	1.2%
Qatar	0.0%	0.5%
Romania	1.1%	0.0%
Russia	1.2%	0.6%
South Africa	2.7%	5.2%
South Korea	13.9%	16.4%
Taiwan	8.8%	17.9%
Thailand	3.4%	3.7%
Turkey	0.0%	1.2%
United Arab Emirates	0.0%	0.6%
United States	2.8%	0.0%
Vietnam	1.0%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

7

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30,2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Emerging Markets Small Cap Fund
Investments in Securities
Common Stocks
Financials	$417,361	$701,127	—	$1,118,488
Information Technology	58,611	983,679	—	1,042,290
Consumer Discretionary	299,149	674,924	—	974,073
Industrials	247,061	288,265	—	535,326
Consumer Staples	517,475	—	—	517,475
Health Care	74,021	254,419	—	328,440
Materials	127,419	81,087	—	208,506
Real Estate	96,184	62,716	—	158,900
Telecommunication Services	53,214	42,629	—	95,843
Energy	—	58,772	—	58,772
Preferred Stocks
Financials	65,917	—	—	65,917
Exchange Traded Funds	148,878	—	—	148,878
Warrants	—	12,880	—	12,880
Short-Term Investments
Repurchase Agreements	—	56,476	—	56,476
Other Investment Companies	298,152	—	—	298,152

Total Investments in Securities	$2,403,442	$3,216,974	—	$5,620,416

As of June 30, 2017, the Fund had transfers between Level 1 and Level 2 as follows:.

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$200,012	$(94,921)	$94,921	$(200,012)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR:ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

GDR: GDR after the name of a holding stands for Global Depositary Receipt, representing ownership of foreign securities on deposit with a non-U.S. bank. The value of the GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored GDRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2017

AMG TimesSquare Emerging Markets Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $55,131)	$5,620,416
Foreign currency**	130,341
Dividends, interest and other receivables	15,763
Prepaid offering costs	38,598
Receivable from affiliate	17,101
Prepaid expenses and other	16,134
Total assets	5,838,353
Liabilities:
Due to Custodian	40,048
Payable for investments purchased	105,139
Payable upon return of securities loaned	56,476
Payable to affiliate	73,540
Payable for foreign capital gains tax	1,106
Accrued expenses:
Investment advisory and management fees	4,357
Administrative fees	688
Distribution fees - Class N	3
Professional fees	16,607
Trustees fees and expenses	184
Other	20,309
Total liabilities	318,457
Net Assets	$5,519,896
* Investments at cost	$5,130,453
** Foreign currency at cost	$130,874

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (continued)

AMG TimesSquare Emerging Markets Small Cap Fund
Net Assets Represent:
Paid-in capital	$4,806,554
Accumulated net investment income	26,042
Accumulated net realized gain from investments	198,081
Net unrealized appreciation of investments and foreign currency translations	489,219
Net Assets	$5,519,896
Class N:
Net Assets	$14,946
Shares outstanding	1,301
Net asset value, offering and redemption price per share	$11.49
Class I:
Net Assets	$11,498
Shares outstanding	1,000
Net asset value, offering and redemption price per share	$11.50
Class Z:
Net Assets	$5,493,452
Shares outstanding	477,833
Net asset value, offering and redemption price per share	$11.50

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations (unaudited)

For the six months ended June 30, 2017

AMG TimesSquare Emerging Markets Small Cap Fund
Investment Income:
Dividend income	$63,976
Securities lending income	105
Foreign withholding tax	(5,111)
Total investment income	58,970
Expenses:
Investment advisory and management fees	24,769
Administrative fees	3,911
Distribution fees - Class N	10
Amortization of offering costs	42,216
Custodian fees	17,852
Professional fees	13,196
Registration fees	9,918
Reports to shareholders	557
Transfer agent fees	436
Trustees fees and expenses	268
Miscellaneous	656
Total expenses before offsets	113,789
Expense reimbursements	(81,188)
Net expenses	32,601
Net investment income	26,369
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	204,095
Net realized loss on foreign currency transactions	(6,014)
Net change in unrealized appreciation (depreciation) of investments	454,880
Net change in unrealized appreciation (depreciation) of foreign currency translations	(729)
Net realized and unrealized gain	652,232
Net increase in net assets resulting from operations	$678,601

The accompanying notes are an integral part of these financial statements.

11

Statement of Changes in Net Assets

For the six months ended June 30, 2017 (unaudited) and period ended December 31, 2016

	AMG TimesSquare Emerging Markets Small Cap Fund
	2017	2016*
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$26,369	$2,057
Net realized gain (loss) on investments and foreign currency transactions	198,081	(2,698)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	454,151	35,068
Net increase in net assets resulting from operations	678,601	34,427
Capital Share Transactions:[1]
Net increase from capital share transactions	593,990	4,212,878
Total increase in net assets	1,272,591	4,247,305
Net Assets:
Beginning of period	4,247,305	—
End of period	$5,519,896	$4,247,305
End of period accumulated net investment income (loss)	$26,042	$(327)

*	Commencement of operations was on December 15, 2016.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare Emerging Markets Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

		For the Period ended June 30, 2017
Class N		(unaudited)*
Net Asset Value, Beginning of Period		$10.94
Income from Investment Operations:
Net investment income[1,2]		0.04
Net realized and unrealized gain on investments		0.51
Total income from investment operations		0.55
Net Asset Value, End of Period		$11.49
Total Return[2]		5.03%[4]
Ratio of net expenses to average net assets		1.50%[5]
Ratio of gross expenses to average net assets[3]		4.61%[5]
Ratio of net investment income to average net assets[2]		0.76%[5]
Portfolio turnover		29%[4]
Net assets at end of period (000’s omitted)		$15

	For the six months ended June 30, 2017	For the period ended December 31, 2016**
Class I	(unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.01
Net realized and unrealized gain on investments	1.39	0.04
Total income from investment operations	1.45	0.05
Net Asset Value, End of Period	$11.50	$10.05
Total Return[2]	14.43%[4]	0.50%[4]
Ratio of net expenses to average net assets	1.25%[5]	1.34%[5,7]
Ratio of gross expenses to average net assets[3]	4.36%[5]	7.09%[5,6,7]
Ratio of net investment income to average net assets[2]	1.01%[5]	1.27%[5,7]
Portfolio turnover	29%[4]	0%[4]
Net assets at end of period (000’s omitted)	$12	$10

13

AMG TimesSquare Emerging Markets Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2017	For the period ended December 31, 2016**
Class Z	(unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.01
Net realized and unrealized gain on investments	1.39	0.04
Total income from investment operations	1.45	0.05
Net Asset Value, End of Period	$11.50	$10.05
Total Return[2]	14.43%[4]	0.50%[4]
Ratio of net expenses to average net assets	1.25%[5]	1.34%[5,7]
Ratio of gross expenses to average net assets[3]	4.36%[5]	7.09%[5,6,7]
Ratio of net investment income to average net assets[2]	1.01%[5]	1.27%[5,7]
Portfolio turnover	29%[4]	0%[4]
Net assets at end of period (000’s omitted)	$5,493	$4,237

Notes to Financial Highlights

*	Commencement of operations was on February 27, 2017.
**	Commencement of operations was on December 15, 2016.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.
[7]	Includes excise tax expense amounting to 0.09%.

14

Notes to Financial Statements (unaudited)

June 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG TimesSquare Emerging Markets Small Cap Fund (the “Fund”). The Fund’s commencement of operations was on December 15, 2016.

The Fund offers three classes of shares: Class N, which commenced operations on February 27, 2017, Class I and Class Z. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities including Exchange Traded Funds traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from the AMG Funds LLC (“Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

15

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to expenses disallowed for tax purposes and gains/losses on foreign currency. Temporary differences are due to gains/losses on foreign currency and mark-to-market of passive foreign investment companies.

e. FEDERAL TAXES

The Fund expects to qualify as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2017, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ending December 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

16

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2017, the Fund received no redemption fees.

For the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016, the capital stock transactions by class were as follows:

	TimesSquare Emerging Markets Small Cap
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,301	$14,490	—	—
Reinvestment of dividends	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase	1,301	$14,490	—	—

Class I:
Proceeds from sale of shares	—	—	1,000	$10,000
Reinvestment of dividends	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase	—	—	1,000	$10,000

Class Z:
Proceeds from sale of shares	56,228	$579,500	421,615	$4,202,977
Reinvestment of dividends	—	—	—	0
Cost of shares repurchased	—	—	(10)	(99)

Net increase	56,228	$579,500	421,605	$4,202,878

At June 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: four own 91%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2017, the market value of Repurchase Agreements outstanding was $56,476.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holding of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

17

Notes to Financial Statements (continued)

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

k. ORGANIZATIONAL AND OFFERING COSTS

The Investment Manager incurred and directly paid organizational and offering costs on behalf of the Fund in the amount of $89,627, which will be repaid by the Fund for the full amount thereof. Organizational costs in the amount of $5,265 were expensed in the fiscal period ended December 31, 2016. Offering costs of $84,362 were deferred and are being amortized on the straight-line method over a period of one year from the commencement of operations. The amount of organizational and offering costs owed by the Fund to the Investment Manager is reflected as a Payable to affiliate on the Statement of Assets and Liabilities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2017, the Fund paid an investment management fee at the annual rate of 0.95% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.25% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2017, the Fund’s expiration of recoupment is as follows:

Expiration Period
Within 3 years	$110,480

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund as further described in the Fund’s prospectus. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature.

The Trust, on behalf of the Fund, has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of the Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class N of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of the Fund’s average daily net assets attributable to Class N. The Plan further provides for periodic payments by the Fund or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class N shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

18

Notes to Financial Statements (continued)

For the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. There are no shareholder servicing fees authorized for Class Z. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2017, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
TimesSquare Emerging Markets Small Cap
Class N	0.15%	0.00%
Class I	0.15%	0.00%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2017, the Fund did not borrow from nor lend to any other fund in the AMG Funds family. At June 30, 2017, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2017, were $2,076,447 and $1,455,851, respectively. The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105)% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2017, the value of securities on loan and cash collateral was $55,131 and $56,476, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

19

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
TimesSquare Emerging Markets Small Cap
Cantor Fitzgerald Securities, Inc.	$52,097	$52,097	—	—
HSBC Securities USA, Inc.	2,892	2,892	—	—
Jefferies LLC	1,487	1,487	—	—

Totals	$56,476	$56,476	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR083-0617	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 6, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: September 6, 2017